SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.        6            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              8       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3794

       James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on July 19, 2002 pursuant to paragraph  (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and SAIs filed herewith are not intended to supersede the prospectuses and SAIs for the American Express New Solutions Variable Annuity and/or American Express Innovations Variable Annuity contracts filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-92297, filed on or about April 26,2002.

EVERGREEN

ESSENTIAL(SM) VARIABLE ANNUITY


ISSUED BY:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


JULY 19, 2002


FOR CONTRACTS PURCHASED IN PENNSYLVANIA: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

FOR CONTRACTS PURCHASED IN ALL OTHER STATES: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds


-    AIM Variable Insurance Funds, Series 2

-    Alliance Variable Products Series Fund (Class B)

-    Evergreen Variable Annuity Trust - Class 2

-    Fidelity(R) Variable Insurance Products - Service Class 2


-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2


-    Oppenheimer Variable Account Funds, Service Shares


- Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS
KEY TERMS                                                                3
THE CONTRACT IN BRIEF                                                    4
EXPENSE SUMMARY                                                          6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                             24
FINANCIAL STATEMENTS                                                    25
PERFORMANCE INFORMATION                                                 26
THE VARIABLE ACCOUNT AND THE FUNDS                                      27
GUARANTEE PERIOD ACCOUNTS (GPAs)                                        31
THE ONE-YEAR FIXED ACCOUNT                                              33
BUYING YOUR CONTRACT                                                    34
CHARGES                                                                 36
VALUING YOUR INVESTMENT                                                 40
MAKING THE MOST OF YOUR CONTRACT                                        41
WITHDRAWALS                                                             45
TSA-- SPECIAL WITHDRAWAL PROVISIONS                                     45
CHANGING OWNERSHIP                                                      46
BENEFITS IN CASE OF DEATH                                               46
OPTIONAL BENEFITS                                                       49
THE ANNUITY PAYOUT PERIOD                                               57
TAXES                                                                   59
VOTING RIGHTS                                                           61
SUBSTITUTION OF INVESTMENTS                                             61
ABOUT THE SERVICE PROVIDERS                                             61
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                   62
DIRECTORS AND EXECUTIVE OFFICERS                                        66
EXPERTS                                                                 67
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
        FINANCIAL INFORMATION                                           68
TABLE OF CONTENTS OF THE
        STATEMENT OF ADDITIONAL INFORMATION                             85
APPENDIX A: EXPENSE EXAMPLES FOR THE
        PERFORMANCE CREDIT RIDER                                        86
APPENDIX B: PERFORMANCE CREDIT RIDER
        ADJUSTED PARTIAL WITHDRAWAL                                     95



             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs)(1),(2): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


(1)  Not available under contracts purchased in Pennsylvania.

(2)  The GPAs are not available under contracts issued in Maryland.


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 27)

- the GPAs(1),(2) and the one-year fixed account(1), which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 31)


(1)  Not available under contracts issued in Pennsylvania.

(2)  The GPAs are not available under contracts issued in Maryland.


BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 34)


MINIMUM INITIAL PURCHASE PAYMENTS

     If paying by Systematic Investment Plan:

          $50 initial payment.
          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
          $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):

          $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 43)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 45)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 46)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 46)



             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 49)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 57)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 59)

CHARGES: We assess certain charges in connection with your contract (p. 36):


-    $40 annual contract administrative charge;

- if you select the Guaranteed Minimum Income Benefit Rider(1) (GMIB), an annual fee (currently 0.30%) based on the adjusted contract value;

- if you select the Performance Credit Rider(1) (PCR), an annual fee of 0.15% of the contract value;

- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):

                                                          VARIABLE ACCOUNT          TOTAL MORTALITY AND           TOTAL VARIABLE
                                                        ADMINISTRATIVE CHARGE         EXPENSE RISK FEE           ACCOUNT EXPENSE
     QUALIFIED ANNUITIES:
          Return of Purchase Payment death benefit           0.15%                           0.85%                  1.00%
          Maximum Anniversary Value death benefit(3)         0.15                            0.95                    1.10
     NONQUALIFIED ANNUITIES:
          Return of Purchase Payment death benefit           0.15                            1.10                    1.25
          Maximum Anniversary Value death benefit(3)         0.15                            1.20                    1.35

(1) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.
(2) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.
(3) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

           YEARS FROM PURCHASE    WITHDRAWAL CHARGE
             PAYMENT RECEIPT         PERCENTAGE
                  1                      8%
                  2                      8
                  3                      7
                  4                      7
                  5                      6
                  6                      5
                  7                      3
                  Thereafter             0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 48 and "The Annuity Payout Period -- Annuity Payout Plans" p. 68).

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                    $40*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                       0.30%
(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                       0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:        0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
FEE:                                                                      0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                           VARIABLE ACCOUNT     TOTAL MORTALITY AND    TOTAL VARIABLE
                                                         ADMINISTRATIVE CHARGE   EXPENSE RISK FEE      ACCOUNT EXPENSE
                                                         ---------------------   ----------------      ---------------
QUALIFIED ANNUITIES:
         Return of Purchase Payment death benefit                 0.15%                 0.85%              1.00%
         Maximum Anniversary Value death benefit                  0.15                  0.95               1.10

NONQUALIFIED ANNUITIES:
         Return of Purchase Payment death benefit                 0.15                  1.10               1.25
         Maximum Anniversary Value death benefit                  0.15                  1.20               1.35


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                 MANAGEMENT          12b-1           OTHER
                                                                   FEES              FEES           EXPENSES          TOTAL
                                                                   ----              ----           --------          -----
AXP(R) Variable Portfolio -
         Bond Fund                                                 .60%               .13%            .07%            .80%(1)
         Cash Management Fund                                      .51                .13             .04             .68(1)
         Diversified Equity Income Fund                            .55                .13             .23             .91(2)
         NEW DIMENSIONS FUND(R)                                    .60                .13             .06             .79(1)
         Partners Small Cap Value Fund                            1.02                .13             .35            1.50(2)
AIM V.I.
         Basic Value Fund, Series II                               .63                .25             .57            1.45(3),(4)
Evergreen VA
         Blue Chip Fund - Class 2                                  .61                .25             .36            1.22(5)
         Capital Growth Fund - Class 2                             .64                .25             .24            1.13(5)
         Core Bond Fund - Class 2                                  .32                .25             .30             .87(6)
         Equity Index Fund - Class 2                               .08                .25             .22             .55(5)
         Foundation Fund - Class 2                                 .75                .25             .18            1.18(5)
         Global Leaders Fund - Class 2                             .72                .25             .28            1.25(5)
         Growth Fund - Class 2                                     .70                .25             .20            1.15(5)
         High Income Fund - Class 2                                .49                .25             .52            1.26(5)
         International Growth Fund - Class 2                       .03                .25             .98            1.26(5)
         Masters Fund - Class 2                                    .81                .25             .19            1.25(5)
         Omega Fund - Class 2                                      .52                .25             .20             .97(5)
         Small Cap Value Fund - Class 2                            .80                .25             .20            1.25(5)
         Strategic Income Fund - Class 2                           .51                .25             .30            1.06(5)
Fidelity(R) VIP
         Mid Cap Portfolio Service Class 2                         .58                .25             .11             .94(7)
FTVIPT
         Mutual Shares Securities Fund - Class 2                   .60                .25             .19            1.04(8)
Oppenheimer Variable Account Funds
         Main Street Small Cap Fund/VA, Service Shares             .75                .25             .29            1.29(9)
Putnam Variable Trust
         Putnam VT International Growth Fund - Class IB Shares     .76                .25             .18            1.19(10)


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund and 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Advantage Fund.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.

(5) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2001. The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.32% and 0.79% for Evergreen VA Equity Index Fund - Class 2, 0.87% and 1.40% for Evergreen VA Global Leaders Fund - Class 2, 0.70% and 1.47% for Evergreen VA High Income Fund - Class 2, 0.66% and 1.89% for Evergreen VA International Growth Fund - Class 2, 0.87% and 1.31% for Evergreen VA Masters Fund - Class 2 and 0.87% and 1.32% for Evergreen VA Small Cap Value Fund - Class 2. Including waivers and/or 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.80% and 1.29% for Evergreen VA Capital Growth Fund - Class 2.

(6)  These expenses are estimated for the fiscal year ending Dec. 31, 2002.

(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(8) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(9) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.

(10) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Maximum Anniversary Value (MAV) death benefit rider. Under each fund you will find an example showing:


1)   the base contract with no optional riders,


2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),

3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),

4) the contract with selection of the optional Guaranteed Minimum Income Benefit (GMIB),

5)   the contract with selection of the optional GMIB and BP riders, and

6)   the contract with selection of the optional GMIB and BPP riders.

Next we show expenses for a nonqualified annuity assuming selection of the Return of Purchase Payment (ROP) death benefit. Under each fund you will find an example showing:


1)   the base contract with no optional riders,


2)   the contract with selection of the optional BP rider, and

3)   the contract with selection of the optional BPP rider.

We follow this information with expenses for a qualified annuity and selection of the MAV death benefit rider and then with expenses for a qualified annuity and selection of the ROP death benefit. For information on expenses associated with selection of the Performance Credit Rider, please see Appendix A.


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional mav death benefit rider (1.35% Total variable account expense) assuming a 5% annual return and ...

                                                                                  A TOTAL WITHDRAWAL AT THE
                                                                                   END OF EACH TIME PERIOD
                                                                   1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                   ------       -------          -------         --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                     $102.20      $138.47          $177.35          $251.95
         optional BP                                                104.76       146.18           190.23           277.74
         optional BPP                                               106.30       150.79           197.89           292.91
         optional GMIB                                              105.28       147.72           192.79           282.82
         optional GMIB and BP                                       107.84       155.38           205.50           307.86
         optional GMIB and BPP                                      109.38       159.96           213.07           322.58
AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                      100.97       134.76           171.12           239.34
         optional BP                                                103.53       142.49           184.07           265.44
         optional BPP                                               105.07       147.11           191.77           280.79
         optional GMIB                                              104.05       144.03           186.64           270.58
         optional GMIB and BP                                       106.61       151.71           199.42           295.92
         optional GMIB and BPP                                      108.15       156.30           207.02           310.82
AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                      103.33       141.87           183.04           263.38
         optional BP                                                105.89       149.56           195.85           288.89
         optional BPP                                               107.43       154.16           203.48           303.89
         optional GMIB                                              106.40       151.10           198.40           293.92
         optional GMIB and BP                                       108.97       158.74           211.05           318.68
         optional GMIB and BPP                                      110.50       163.31           218.58           333.24
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                     1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                     ------         -------      -------          --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                       $22.20         $68.47        $117.35         $251.95
         optional BP                                                  24.76          76.18         130.23          277.74
         optional BPP                                                 26.30          80.79         137.89          292.91
         optional GMIB                                                25.28          77.72         132.79          282.82
         optional GMIB and BP                                         27.84          85.38         145.50          307.86
         optional GMIB and BPP                                        29.38          89.96         153.07          322.58

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                        20.97          64.76         111.12          239.34
         optional BP                                                  23.53          72.49         124.07          265.44
         optional BPP                                                 25.07          77.11         131.77          280.79
         optional GMIB                                                24.05          74.03         126.64          270.58
         optional GMIB and BP                                         26.61          81.71         139.42          295.92
         optional GMIB and BPP                                        28.15          86.30         147.02          310.82

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                        23.33          71.87         123.04          263.38
         optional BP                                                  25.89          79.56         135.85          288.89
         optional BPP                                                 27.43          84.16         143.48          303.89
         optional GMIB                                                26.40          81.10         138.40          293.92
         optional GMIB and BP                                         28.97          88.74         151.05          318.68
         optional GMIB and BPP                                        30.50          93.31         158.58          333.24


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                                  A TOTAL WITHDRAWAL AT THE
                                                                                   END OF EACH TIME PERIOD
                                                                   1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                   ------       -------          -------         --------
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                     $102.10      $138.16          $176.84          $250.90
         optional BP                                                104.66       145.88           189.72           276.72
         optional BPP                                               106.20       150.48           197.38           291.91
         optional GMIB                                              105.17       147.41           192.28           281.81
         optional GMIB and BP                                       107.74       155.08           205.00           306.87
         optional GMIB and BPP                                      109.27       159.65           212.56           321.61

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                      109.38       159.96           213.07           322.58
         optional BP                                                111.94       167.56           225.57           346.64
         optional BPP                                               113.48       172.10           233.01           360.79
         optional GMIB                                              112.45       169.07           228.05           351.38
         optional GMIB and BP                                       115.01       176.62           240.40           374.72
         optional GMIB and BPP                                      116.55       181.14           247.74           388.45

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                      108.86       158.44           210.55           317.70
         optional BP                                                111.43       166.04           223.08           341.88
         optional BPP                                               112.96       170.59           230.53           356.09
         optional GMIB                                              111.94       167.56           225.57           346.64
         optional GMIB and BP                                       114.50       175.12           237.94           370.10
         optional GMIB and BPP                                      116.04       179.63           245.30           383.90

Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                      106.51       151.40           198.91           294.92
         optional BP                                                109.07       159.05           211.56           319.66
         optional BPP                                               110.61       163.61           219.08           334.20
         optional GMIB                                              109.58       160.57           214.07           324.53
         optional GMIB and BP                                       112.14       168.16           226.56           348.54
         optional GMIB and BPP                                      113.68       172.70           233.99           362.66

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                      105.58       148.64           194.32           285.86
         optional BP                                                108.15       156.30           207.02           310.82
         optional BPP                                               109.68       160.87           214.57           325.50
         optional GMIB                                              108.66       157.82           209.54           315.74
         optional GMIB and BP                                       111.22       165.43           222.08           339.96
         optional GMIB and BPP                                      112.76       169.98           229.54           354.21

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                      102.92       140.64           180.97           259.24
         optional BP                                                105.48       148.33           193.81           284.85
         optional BPP                                               107.02       152.93           201.45           299.91
         optional GMIB                                              105.99       149.87           196.36           289.90
         optional GMIB and BP                                       108.56       157.52           209.04           314.76
         optional GMIB and BPP                                      110.09       162.09           216.58           329.38
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                     1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                     ------         -------      -------          --------
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                      $22.10        $ 68.16        $116.84         $250.90
         optional BP                                                 24.66          75.88         129.72          276.72
         optional BPP                                                26.20          80.48         137.38          291.91
         optional GMIB                                               25.17          77.41         132.28          281.81
         optional GMIB and BP                                        27.74          85.08         145.00          306.87
         optional GMIB and BPP                                       29.27          89.65         152.56          321.61

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                       29.38          89.96         153.07          322.58
         optional BP                                                 31.94          97.56         165.57          346.64
         optional BPP                                                33.48         102.10         173.01          360.79
         optional GMIB                                               32.45          99.07         168.05          351.38
         optional GMIB and BP                                        35.01         106.62         180.40          374.72
         optional GMIB and BPP                                       36.55         111.14         187.74          388.45

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                       28.86          88.44         150.55          317.70
         optional BP                                                 31.43          96.04         163.08          341.88
         optional BPP                                                32.96         100.59         170.53          356.09
         optional GMIB                                               31.94          97.56         165.57          346.64
         optional GMIB and BP                                        34.50         105.12         177.94          370.10
         optional GMIB and BPP                                       36.04         109.63         185.30          383.90

Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                       26.51          81.40         138.91          294.92
         optional BP                                                 29.07          89.05         151.56          319.66
         optional BPP                                                30.61          93.61         159.08          334.20
         optional GMIB                                               29.58          90.57         154.07          324.53
         optional GMIB and BP                                        32.14          98.16         166.56          348.54
         optional GMIB and BPP                                       33.68         102.70         173.99          362.66

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                       25.58          78.64         134.32          285.86
         optional BP                                                 28.15          86.30         147.02          310.82
         optional BPP                                                29.68          90.87         154.57          325.50
         optional GMIB                                               28.66          87.82         149.54          315.74
         optional GMIB and BP                                        31.22          95.43         162.08          339.96
         optional GMIB and BPP                                       32.76          99.98         169.54          354.21

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                       22.92          70.64         120.97          259.24
         optional BP                                                 25.48          78.33         133.81          284.85
         optional BPP                                                27.02          82.93         141.45          299.91
         optional GMIB                                               25.99          79.87         136.36          289.90
         optional GMIB and BP                                        28.56          87.52         149.04          314.76
         optional GMIB and BPP                                       30.09          92.09         156.58          329.38


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                               A TOTAL WITHDRAWAL AT THE
                                                                                END OF EACH TIME PERIOD
                                                                   1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                   ------       -------          -------         --------
Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                     $ 99.64      $130.72          $164.34          $225.51
         optional BP                                                102.20       138.47           177.35           251.95
         optional BPP                                               103.74       143.10           185.10           267.50
         optional GMIB                                              102.71       140.02           179.94           257.16
         optional GMIB and BP                                       105.28       147.72           192.79           282.82
         optional GMIB and BPP                                      106.81       152.32           200.43           297.92

Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                      106.10       150.18           196.87           290.90
         optional BP                                                108.66       157.82           209.54           315.74
         optional BPP                                               110.20       162.40           217.08           330.35
         optional GMIB                                              109.17       159.35           212.06           320.63
         optional GMIB and BP                                       111.73       166.95           224.57           344.74
         optional GMIB and BPP                                      113.27       171.49           232.02           358.91

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      106.81       152.32           200.43           297.92
         optional BP                                                109.38       159.96           213.07           322.58
         optional BPP                                               110.91       164.52           220.58           337.09
         optional GMIB                                              109.89       161.48           215.58           327.44
         optional GMIB and BP                                       112.45       169.07           228.05           351.38
         optional GMIB and BPP                                      113.99       173.61           235.47           365.45

Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                      105.79       149.26           195.34           287.88
         optional BP                                                108.35       156.91           208.03           312.79
         optional BPP                                               109.89       161.48           215.58           327.44
         optional GMIB                                              108.86       158.44           210.55           317.70
         optional GMIB and BP                                       111.43       166.04           223.08           341.88
         optional GMIB and BPP                                      112.96       170.59           230.53           356.09

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      106.92       152.63           200.94           298.92
         optional BP                                                109.48       160.26           213.57           323.56
         optional BPP                                               111.02       164.83           221.08           338.05
         optional GMIB                                              109.99       161.79           216.08           328.41
         optional GMIB and BP                                       112.55       169.38           228.55           352.32
         optional GMIB and BPP                                      114.09       173.91           235.97           366.39

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      106.92       152.63           200.94           298.92
         optional BP                                                109.48       160.26           213.57           323.56
         optional BPP                                               111.02       164.83           221.08           338.05
         optional GMIB                                              109.99       161.79           216.08           328.41
         optional GMIB and BP                                       112.55       169.38           228.55           352.32
         optional GMIB and BPP                                      114.09       173.91           235.97           366.39

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                    1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                    ------         -------      -------          --------
Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                     $19.64       $  60.72        $104.34         $225.51
         optional BP                                                22.20          68.47         117.35          251.95
         optional BPP                                               23.74          73.10         125.10          267.50
         optional GMIB                                              22.71          70.02         119.94          257.16
         optional GMIB and BP                                       25.28          77.72         132.79          282.82
         optional GMIB and BPP                                      26.81          82.32         140.43          297.92

Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                      26.10          80.18         136.87          290.90
         optional BP                                                28.66          87.82         149.54          315.74
         optional BPP                                               30.20          92.40         157.08          330.35
         optional GMIB                                              29.17          89.35         152.06          320.63
         optional GMIB and BP                                       31.73          96.95         164.57          344.74
         optional GMIB and BPP                                      33.27         101.49         172.02          358.91

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      26.81          82.32         140.43          297.92
         optional BP                                                29.38          89.96         153.07          322.58
         optional BPP                                               30.91          94.52         160.58          337.09
         optional GMIB                                              29.89          91.48         155.58          327.44
         optional GMIB and BP                                       32.45          99.07         168.05          351.38
         optional GMIB and BPP                                      33.99         103.61         175.47          365.45

Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                      25.79          79.26         135.34          287.88
         optional BP                                                28.35          86.91         148.03          312.79
         optional BPP                                               29.89          91.48         155.58          327.44
         optional GMIB                                              28.86          88.44         150.55          317.70
         optional GMIB and BP                                       31.43          96.04         163.08          341.88
         optional GMIB and BPP                                      32.96         100.59         170.53          356.09

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      26.92          82.63         140.94          298.92
         optional BP                                                29.48          90.26         153.57          323.56
         optional BPP                                               31.02          94.83         161.08          338.05
         optional GMIB                                              29.99          91.79         156.08          328.41
         optional GMIB and BP                                       32.55          99.38         168.55          352.32
         optional GMIB and BPP                                      34.09         103.91         175.97          366.39

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      26.92          82.63         140.94          298.92
         optional BP                                                29.48          90.26         153.57          323.56
         optional BPP                                               31.02          94.83         161.08          338.05
         optional GMIB                                              29.99          91.79         156.08          328.41
         optional GMIB and BP                                       32.55          99.38         168.55          352.32
         optional GMIB and BPP                                      34.09         103.91         175.97          366.39


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                               A TOTAL WITHDRAWAL AT THE
                                                                                END OF EACH TIME PERIOD
                                                                   1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                   ------       -------          -------         --------
Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                     $106.81      $152.32          $200.43          $297.92
         optional BP                                                109.38       159.96           213.07           322.58
         optional BPP                                               110.91       164.52           220.58           337.09
         optional GMIB                                              109.89       161.48           215.58           327.44
         optional GMIB and BP                                       112.45       169.07           228.05           351.38
         optional GMIB and BPP                                      113.99       173.61           235.47           365.45

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      103.94       143.72           186.12           269.56
         optional BP                                                106.51       151.40           198.91           294.92
         optional BPP                                               108.04       155.99           206.51           309.83
         optional GMIB                                              107.02       152.93           201.45           299.91
         optional GMIB and BP                                       109.58       160.57           214.07           324.53
         optional GMIB and BPP                                      111.12       165.13           221.58           339.01

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      106.81       152.32           200.43           297.92
         optional BP                                                109.38       159.96           213.07           322.58
         optional BPP                                               110.91       164.52           220.58           337.09
         optional GMIB                                              109.89       161.48           215.58           327.44
         optional GMIB and BP                                       112.45       169.07           228.05           351.38
         optional GMIB and BPP                                      113.99       173.61           235.47           365.45

Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                      104.87       146.49           190.74           278.76
         optional BP                                                107.43       154.16           203.48           303.89
         optional BPP                                               108.97       158.74           211.05           318.68
         optional GMIB                                              107.94       155.69           206.01           308.85
         optional GMIB and BP                                       110.50       163.31           218.58           333.24
         optional GMIB and BPP                                      112.04       167.86           226.07           347.59

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                      103.64       142.80           184.58           266.47
         optional BP                                                106.20       150.48           197.38           291.91
         optional BPP                                               107.74       155.08           205.00           306.87
         optional GMIB                                              106.71       152.02           199.92           296.92
         optional GMIB and BP                                       109.27       159.65           212.56           321.61
         optional GMIB and BPP                                      110.81       164.22           220.08           336.13

FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                      104.66       145.88           189.72           276.72
         optional BP                                                107.22       153.55           202.46           301.91
         optional BPP                                               108.76       158.13           210.05           316.72
         optional GMIB                                              107.74       155.08           205.00           306.87
         optional GMIB and BP                                       110.30       162.70           217.58           331.31
         optional GMIB and BPP                                      111.84       167.25           225.07           345.69

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                    1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                    ------         -------      -------          --------
Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      $26.81        $ 82.32        $140.43         $297.92
         optional BP                                                 29.38          89.96         153.07          322.58
         optional BPP                                                30.91          94.52         160.58          337.09
         optional GMIB                                               29.89          91.48         155.58          327.44
         optional GMIB and BP                                        32.45          99.07         168.05          351.38
         optional GMIB and BPP                                       33.99         103.61         175.47          365.45

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                       23.94          73.72         126.12          269.56
         optional BP                                                 26.51          81.40         138.91          294.92
         optional BPP                                                28.04          85.99         146.51          309.83
         optional GMIB                                               27.02          82.93         141.45          299.91
         optional GMIB and BP                                        29.58          90.57         154.07          324.53
         optional GMIB and BPP                                       31.12          95.13         161.58          339.01

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                       26.81          82.32         140.43          297.92
         optional BP                                                 29.38          89.96         153.07          322.58
         optional BPP                                                30.91          94.52         160.58          337.09
         optional GMIB                                               29.89          91.48         155.58          327.44
         optional GMIB and BP                                        32.45          99.07         168.05          351.38
         optional GMIB and BPP                                       33.99         103.61         175.47          365.45

Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                       24.87          76.49         130.74          278.76
         optional BP                                                 27.43          84.16         143.48          303.89
         optional BPP                                                28.97          88.74         151.05          318.68
         optional GMIB                                               27.94          85.69         146.01          308.85
         optional GMIB and BP                                        30.50          93.31         158.58          333.24
         optional GMIB and BPP                                       32.04          97.86         166.07          347.59

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                       23.64          72.80         124.58          266.47
         optional BP                                                 26.20          80.48         137.38          291.91
         optional BPP                                                27.74          85.08         145.00          306.87
         optional GMIB                                               26.71          82.02         139.92          296.92
         optional GMIB and BP                                        29.27          89.65         152.56          321.61
         optional GMIB and BPP                                       30.81          94.22         160.08          336.13

FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                       24.66          75.88         129.72          276.72
         optional BP                                                 27.22          83.55         142.46          301.91
         optional BPP                                                28.76          88.13         150.05          316.72
         optional GMIB                                               27.74          85.08         145.00          306.87
         optional GMIB and BP                                        30.30          92.70         157.58          331.31
         optional GMIB and BPP                                       31.84          97.25         165.07          345.69

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                   1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                   ------       -------          -------         --------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                     $107.22      $153.55          $202.46          $301.91
         optional BP                                                109.79       161.18           215.08           326.47
         optional BPP                                               111.32       165.74           222.58           340.92
         optional GMIB                                              110.30       162.70           217.58           331.31
         optional GMIB and BP                                       112.86       170.28           230.04           355.15
         optional GMIB and BPP                                      114.40       174.82           237.45           369.17

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                      106.20       150.48           197.38           291.91
         optional BP                                                108.76       158.13           210.05           316.72
         optional BPP                                               110.30       162.70           217.58           331.31
         optional GMIB                                              109.27       159.65           212.56           321.61
         optional GMIB and BP                                       111.84       167.25           225.07           345.69
         optional GMIB and BPP                                      113.37       171.80           232.51           359.85

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                    1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                    ------         -------      -------          --------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                      $27.22        $ 83.55        $142.46         $301.91
         optional BP                                                 29.79          91.18         155.08          326.47
         optional BPP                                                31.32          95.74         162.58          340.92
         optional GMIB                                               30.30          92.70         157.58          331.31
         optional GMIB and BP                                        32.86         100.28         170.04          355.15
         optional GMIB and BPP                                       34.40         104.82         177.45          369.17

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                       26.20          80.48         137.38          291.91
         optional BP                                                 28.76          88.13         150.05          316.72
         optional BPP                                                30.30          92.70         157.58          331.31
         optional GMIB                                               29.27          89.65         152.56          321.61
         optional GMIB and BP                                        31.84          97.25         165.07          345.69
         optional GMIB and BPP                                       33.37         101.80         172.51          359.85


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ...

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                     $101.18      $135.38          $172.16          $241.45
         optional BP                                                103.74       143.10           185.10           267.50
         optional BPP                                               105.28       147.72           192.79           282.82

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                       99.95       131.66           165.91           228.72
         optional BP                                                102.51       139.40           178.91           255.08
         optional BPP                                               104.05       144.03           186.64           270.58

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                      102.30       138.78           177.87           252.99
         optional BP                                                104.87       146.49           190.74           278.76
         optional BPP                                               106.40       151.10           198.40           293.92

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                      101.07       135.07           171.64           240.40
         optional BP                                                103.64       142.80           184.58           266.47
         optional BPP                                               105.17       147.41           192.28           281.81

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                      108.35       156.91           208.03           312.79
         optional BP                                                110.91       164.52           220.58           337.09
         optional BPP                                               112.45       169.07           228.05           351.38

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                      107.84       155.38           205.50           307.86
         optional BP                                                110.40       163.00           218.08           332.28
         optional BPP                                               111.94       167.56           225.57           346.64

Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                      105.48       148.33           193.81           284.85
         optional BP                                                108.04       155.99           206.51           309.83
         optional BPP                                               109.58       160.57           214.07           324.53

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                      104.56       145.57           189.20           275.70
         optional BP                                                107.12       153.24           201.96           300.91
         optional BPP                                               108.66       157.82           209.54           315.74

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                      101.89       137.55           175.80           248.81
         optional BP                                                104.46       145.26           188.69           274.68
         optional BPP                                               105.99       149.87           196.36           289.90

Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                       98.61       127.61           159.10           214.76
         optional BP                                                101.18       135.38           172.16           241.45
         optional BPP                                               102.71       140.02           179.94           257.16

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                    1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                    ------         -------      -------          --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                      $21.18         $65.38        $112.16         $241.45
         optional BP                                                 23.74          73.10         125.10          267.50
         optional BPP                                                25.28          77.72         132.79          282.82

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                       19.95          61.66         105.91          228.72
         optional BP                                                 22.51          69.40         118.91          255.08
         optional BPP                                                24.05          74.03         126.64          270.58

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                       22.30          68.78         117.87          252.99
         optional BP                                                 24.87          76.49         130.74          278.76
         optional BPP                                                26.40          81.10         138.40          293.92

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                       21.07          65.07         111.64          240.40
         optional BP                                                 23.64          72.80         124.58          266.47
         optional BPP                                                25.17          77.41         132.28          281.81

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                       28.35          86.91         148.03          312.79
         optional BP                                                 30.91          94.52         160.58          337.09
         optional BPP                                                32.45          99.07         168.05          351.38

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                       27.84          85.38         145.50          307.86
         optional BP                                                 30.40          93.00         158.08          332.28
         optional BPP                                                31.94          97.56         165.57          346.64

Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                       25.48          78.33         133.81          284.85
         optional BP                                                 28.04          85.99         146.51          309.83
         optional BPP                                                29.58          90.57         154.07          324.53

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                       24.56          75.57         129.20          275.70
         optional BP                                                 27.12          83.24         141.96          300.91
         optional BPP                                                28.66          87.82         149.54          315.74

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                       21.89          67.55         115.80          248.81
         optional BP                                                 24.46          75.26         128.69          274.68
         optional BPP                                                25.99          79.87         136.36          289.90

Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                       18.61          57.61          99.10          214.76
         optional BP                                                 21.18          65.38         112.16          241.45
         optional BPP                                                22.71          70.02         119.94          257.16


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                     $105.07      $147.11          $191.77          $280.79
         optional BP                                                107.63       154.77           204.49           305.88
         optional BPP                                               109.17       159.35           212.06           320.63

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      105.79       149.26           195.34           287.88
         optional BP                                                108.35       156.91           208.03           312.79
         optional BPP                                               109.89       161.48           215.58           327.44

Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                      104.76       146.18           190.23           277.74
         optional BP                                                107.33       153.85           202.97           302.90
         optional BPP                                               108.86       158.44           210.55           317.70

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      105.89       149.56           195.85           288.89
         optional BP                                                108.45       157.21           208.53           313.77
         optional BPP                                               109.99       161.79           216.08           328.41

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      105.89       149.56           195.85           288.89
         optional BP                                                108.45       157.21           208.53           313.77
         optional BPP                                               109.99       161.79           216.08           328.41

Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      105.79       149.26           195.34           287.88
         optional BP                                                108.35       156.91           208.03           312.79
         optional BPP                                               109.89       161.48           215.58           327.44

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      102.92       140.64           180.97           259.24
         optional BP                                                105.48       148.33           193.81           284.85
         optional BPP                                               107.02       152.93           201.45           299.91

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      105.79       149.26           195.34           287.88
         optional BP                                                108.35       156.91           208.03           312.79
         optional BPP                                               109.89       161.48           215.58           327.44

Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                      103.84       143.41           185.61           268.53
         optional BP                                                106.40       151.10           198.40           293.92
         optional BPP                                               107.94       155.69           206.01           308.85

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                      102.61       139.71           179.42           256.12
         optional BP                                                105.17       147.41           192.28           281.81
         optional BPP                                               106.71       152.02           199.92           296.92

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                     $25.07         $77.11        $131.77         $280.79
         optional BP                                                27.63          84.77         144.49          305.88
         optional BPP                                               29.17          89.35         152.06          320.63

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      25.79          79.26         135.34          287.88
         optional BP                                                28.35          86.91         148.03          312.79
         optional BPP                                               29.89          91.48         155.58          327.44

Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                      24.76          76.18         130.23          277.74
         optional BP                                                27.33          83.85         142.97          302.90
         optional BPP                                               28.86          88.44         150.55          317.70

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      25.89          79.56         135.85          288.89
         optional BP                                                28.45          87.21         148.53          313.77
         optional BPP                                               29.99          91.79         156.08          328.41

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      25.89          79.56         135.85          288.89
         optional BP                                                28.45          87.21         148.53          313.77
         optional BPP                                               29.99          91.79         156.08          328.41

Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      25.79          79.26         135.34          287.88
         optional BP                                                28.35          86.91         148.03          312.79
         optional BPP                                               29.89          91.48         155.58          327.44

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      22.92          70.64         120.97          259.24
         optional BP                                                25.48          78.33         133.81          284.85
         optional BPP                                               27.02          82.93         141.45          299.91

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      25.79          79.26         135.34          287.88
         optional BP                                                28.35          86.91         148.03          312.79
         optional BPP                                               29.89          91.48         155.58          327.44

Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                      23.84          73.41         125.61          268.53
         optional BP                                                26.40          81.10         138.40          293.92
         optional BPP                                               27.94          85.69         146.01          308.85

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                      22.61          69.71         119.42          256.12
         optional BP                                                25.17          77.41         132.28          281.81
         optional BPP                                               26.71          82.02         139.92          296.92

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                     $103.64      $142.80          $184.58          $266.47
         optional BP                                                106.20       150.48           197.38           291.91
         optional BPP                                               107.74       155.08           205.00           306.87

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                      106.20       150.48           197.38           291.91
         optional BP                                                108.76       158.13           210.05           316.72
         optional BPP                                               110.30       162.70           217.58           331.31

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                      105.17       147.41           192.28           281.81
         optional BP                                                107.74       155.08           205.00           306.87
         optional BPP                                               109.27       159.65           212.56           321.61

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                      $23.64         $72.80        $124.58         $266.47
         optional BP                                                 26.20          80.48         137.38          291.91
         optional BPP                                                27.74          85.08         145.00          306.87

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                       26.20          80.48         137.38          291.91
         optional BP                                                 28.76          88.13         150.05          316.72
         optional BPP                                                30.30          92.70         157.58          331.31

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                       25.17          77.41         132.28          281.81
         optional BP                                                 27.74          85.08         145.00          306.87
         optional BPP                                                29.27          89.65         152.56          321.61


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ...

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                     $ 99.64      $130.72          $164.34          $225.51
         optional BP                                                102.20       138.47           177.35           251.95
         optional BPP                                               103.74       143.10           185.10           267.50
         optional GMIB                                              102.71       140.02           179.94           257.16
         optional GMIB and BP                                       105.28       147.72           192.79           282.82
         optional GMIB and BPP                                      106.81       152.32           200.43           297.92

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                       98.41       126.99           158.05           212.59
         optional BP                                                100.97       134.76           171.12           239.34
         optional BPP                                               102.51       139.40           178.91           255.08
         optional GMIB                                              101.48       136.31           173.72           244.61
         optional GMIB and BP                                       104.05       144.03           186.64           270.58
         optional GMIB and BPP                                      105.58       148.64           194.32           285.86

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                      100.77       134.14           170.08           237.23
         optional BP                                                103.33       141.87           183.04           263.38
         optional BPP                                               104.87       146.49           190.74           278.76
         optional GMIB                                              103.84       143.41           185.61           268.53
         optional GMIB and BP                                       106.40       151.10           198.40           293.92
         optional GMIB and BPP                                      107.94       155.69           206.01           308.85

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                       99.54       130.41           163.82           224.44
         optional BP                                                102.10       138.16           176.84           250.90
         optional BPP                                               103.64       142.80           184.58           266.47
         optional GMIB                                              102.61       139.71           179.42           256.12
         optional GMIB and BP                                       105.17       147.41           192.28           281.81
         optional GMIB and BPP                                      106.71       152.02           199.92           296.92

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                      106.81       152.32           200.43           297.92
         optional BP                                                109.38       159.96           213.07           322.58
         optional BPP                                               110.91       164.52           220.58           337.09
         optional GMIB                                              109.89       161.48           215.58           327.44
         optional GMIB and BP                                       112.45       169.07           228.05           351.38
         optional GMIB and BPP                                      113.99       173.61           235.47           365.45

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                      106.30       150.79           197.89           292.91
         optional BP                                                108.86       158.44           210.55           317.70
         optional BPP                                               110.40       163.00           218.08           332.28
         optional GMIB                                              109.38       159.96           213.07           322.58
         optional GMIB and BP                                       111.94       167.56           225.57           346.64
         optional GMIB and BPP                                      113.48       172.10           233.01           360.79

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                     $19.64         $60.72        $104.34         $225.51
         optional BP                                                22.20          68.47         117.35          251.95
         optional BPP                                               23.74          73.10         125.10          267.50
         optional GMIB                                              22.71          70.02         119.94          257.16
         optional GMIB and BP                                       25.28          77.72         132.79          282.82
         optional GMIB and BPP                                      26.81          82.32         140.43          297.92

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                      18.41          56.99          98.05          212.59
         optional BP                                                20.97          64.76         111.12          239.34
         optional BPP                                               22.51          69.40         118.91          255.08
         optional GMIB                                              21.48          66.31         113.72          244.61
         optional GMIB and BP                                       24.05          74.03         126.64          270.58
         optional GMIB and BPP                                      25.58          78.64         134.32          285.86

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                      20.77          64.14         110.08          237.23
         optional BP                                                23.33          71.87         123.04          263.38
         optional BPP                                               24.87          76.49         130.74          278.76
         optional GMIB                                              23.84          73.41         125.61          268.53
         optional GMIB and BP                                       26.40          81.10         138.40          293.92
         optional GMIB and BPP                                      27.94          85.69         146.01          308.85

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                      19.54          60.41         103.82          224.44
         optional BP                                                22.10          68.16         116.84          250.90
         optional BPP                                               23.64          72.80         124.58          266.47
         optional GMIB                                              22.61          69.71         119.42          256.12
         optional GMIB and BP                                       25.17          77.41         132.28          281.81
         optional GMIB and BPP                                      26.71          82.02         139.92          296.92

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                      26.81          82.32         140.43          297.92
         optional BP                                                29.38          89.96         153.07          322.58
         optional BPP                                               30.91          94.52         160.58          337.09
         optional GMIB                                              29.89          91.48         155.58          327.44
         optional GMIB and BP                                       32.45          99.07         168.05          351.38
         optional GMIB and BPP                                      33.99         103.61         175.47          365.45

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                      26.30          80.79         137.89          292.91
         optional BP                                                28.86          88.44         150.55          317.70
         optional BPP                                               30.40          93.00         158.08          332.28
         optional GMIB                                              29.38          89.96         153.07          322.58
         optional GMIB and BP                                       31.94          97.56         165.57          346.64
         optional GMIB and BPP                                      33.48         102.10         173.01          360.79


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                     $103.94      $143.72          $186.12          $269.56
         optional BP                                                106.51       151.40           198.91           294.92
         optional BPP                                               108.04       155.99           206.51           309.83
         optional GMIB                                              107.02       152.93           201.45           299.91
         optional GMIB and BP                                       109.58       160.57           214.07           324.53
         optional GMIB and BPP                                      111.12       165.13           221.58           339.01

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                      103.02       140.94           181.49           260.27
         optional BP                                                105.58       148.64           194.32           285.86
         optional BPP                                               107.12       153.24           201.96           300.91
         optional GMIB                                              106.10       150.18           196.87           290.90
         optional GMIB and BP                                       108.66       157.82           209.54           315.74
         optional GMIB and BPP                                      110.20       162.40           217.08           330.35

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                      100.36       132.90           168.00           232.98
         optional BP                                                102.92       140.64           180.97           259.24
         optional BPP                                               104.46       145.26           188.69           274.68
         optional GMIB                                              103.43       142.18           183.55           264.41
         optional GMIB and BP                                       105.99       149.87           196.36           289.90
         optional GMIB and BPP                                      107.53       154.46           203.98           304.89

Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                       97.08       122.93           151.19           198.42
         optional BP                                                 99.64       130.72           164.34           225.51
         optional BPP                                               101.18       135.38           172.16           241.45
         optional GMIB                                              100.15       132.28           166.95           230.85
         optional GMIB and BP                                       102.71       140.02           179.94           257.16
         optional GMIB and BPP                                      104.25       144.64           187.66           272.63

Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                      103.53       142.49           184.07           265.44
         optional BP                                                106.10       150.18           196.87           290.90
         optional BPP                                               107.63       154.77           204.49           305.88
         optional GMIB                                              106.61       151.71           199.42           295.92
         optional GMIB and BP                                       109.17       159.35           212.06           320.63
         optional GMIB and BPP                                      110.71       163.92           219.58           335.17

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      104.25       144.64           187.66           272.63
         optional BP                                                106.81       152.32           200.43           297.92
         optional BPP                                               108.35       156.91           208.03           312.79
         optional GMIB                                              107.33       153.85           202.97           302.90
         optional GMIB and BP                                       109.89       161.48           215.58           327.44
         optional GMIB and BPP                                      111.43       166.04           223.08           341.88
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                      $23.94         $73.72        $126.12         $269.56
         optional BP                                                 26.51          81.40         138.91          294.92
         optional BPP                                                28.04          85.99         146.51          309.83
         optional GMIB                                               27.02          82.93         141.45          299.91
         optional GMIB and BP                                        29.58          90.57         154.07          324.53
         optional GMIB and BPP                                       31.12          95.13         161.58          339.01

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                       23.02          70.94         121.49          260.27
         optional BP                                                 25.58          78.64         134.32          285.86
         optional BPP                                                27.12          83.24         141.96          300.91
         optional GMIB                                               26.10          80.18         136.87          290.90
         optional GMIB and BP                                        28.66          87.82         149.54          315.74
         optional GMIB and BPP                                       30.20          92.40         157.08          330.35

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                       20.36          62.90         108.00          232.98
         optional BP                                                 22.92          70.64         120.97          259.24
         optional BPP                                                24.46          75.26         128.69          274.68
         optional GMIB                                               23.43          72.18         123.55          264.41
         optional GMIB and BP                                        25.99          79.87         136.36          289.90
         optional GMIB and BPP                                       27.53          84.46         143.98          304.89

Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                       17.08          52.93          91.19          198.42
         optional BP                                                 19.64          60.72         104.34          225.51
         optional BPP                                                21.18          65.38         112.16          241.45
         optional GMIB                                               20.15          62.28         106.95          230.85
         optional GMIB and BP                                        22.71          70.02         119.94          257.16
         optional GMIB and BPP                                       24.25          74.64         127.66          272.63

Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                       23.53          72.49         124.07          265.44
         optional BP                                                 26.10          80.18         136.87          290.90
         optional BPP                                                27.63          84.77         144.49          305.88
         optional GMIB                                               26.61          81.71         139.42          295.92
         optional GMIB and BP                                        29.17          89.35         152.06          320.63
         optional GMIB and BPP                                       30.71          93.92         159.58          335.17

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                       24.25          74.64         127.66          272.63
         optional BP                                                 26.81          82.32         140.43          297.92
         optional BPP                                                28.35          86.91         148.03          312.79
         optional GMIB                                               27.33          83.85         142.97          302.90
         optional GMIB and BP                                        29.89          91.48         155.58          327.44
         optional GMIB and BPP                                       31.43          96.04         163.08          341.88


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       18

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                     $103.23      $141.56          $182.52          $262.34
         optional BP                                                105.79       149.26           195.34           287.88
         optional BPP                                               107.33       153.85           202.97           302.90
         optional GMIB                                              106.30       150.79           197.89           292.91
         optional GMIB and BP                                       108.86       158.44           210.55           317.70
         optional GMIB and BPP                                      110.40       163.00           218.08           332.28

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      104.35       144.95           188.18           273.66
         optional BP                                                106.92       152.63           200.94           298.92
         optional BPP                                               108.45       157.21           208.53           313.77
         optional GMIB                                              107.43       154.16           203.48           303.89
         optional GMIB and BP                                       109.99       161.79           216.08           328.41
         optional GMIB and BPP                                      111.53       166.34           223.58           342.83

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      104.35       144.95           188.18           273.66
         optional BP                                                106.92       152.63           200.94           298.92
         optional BPP                                               108.45       157.21           208.53           313.77
         optional GMIB                                              107.43       154.16           203.48           303.89
         optional GMIB and BP                                       109.99       161.79           216.08           328.41
         optional GMIB and BPP                                      111.53       166.34           223.58           342.83

Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      104.25       144.64           187.66           272.63
         optional BP                                                106.81       152.32           200.43           297.92
         optional BPP                                               108.35       156.91           208.03           312.79
         optional GMIB                                              107.33       153.85           202.97           302.90
         optional GMIB and BP                                       109.89       161.48           215.58           327.44
         optional GMIB and BPP                                      111.43       166.04           223.08           341.88

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      101.38       136.00           173.20           243.56
         optional BP                                                103.94       143.72           186.12           269.56
         optional BPP                                               105.48       148.33           193.81           284.85
         optional GMIB                                              104.46       145.26           188.69           274.68
         optional GMIB and BP                                       107.02       152.93           201.45           299.91
         optional GMIB and BPP                                      108.56       157.52           209.04           314.76

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      104.25       144.64           187.66           272.63
         optional BP                                                106.81       152.32           200.43           297.92
         optional BPP                                               108.35       156.91           208.03           312.79
         optional GMIB                                              107.33       153.85           202.97           302.90
         optional GMIB and BP                                       109.89       161.48           215.58           327.44
         optional GMIB and BPP                                      111.43       166.04           223.08           341.88
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                     $23.23         $71.56        $122.52         $262.34
         optional BP                                                25.79          79.26         135.34          287.88
         optional BPP                                               27.33          83.85         142.97          302.90
         optional GMIB                                              26.30          80.79         137.89          292.91
         optional GMIB and BP                                       28.86          88.44         150.55          317.70
         optional GMIB and BPP                                      30.40          93.00         158.08          332.28

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      24.35          74.95         128.18          273.66
         optional BP                                                26.92          82.63         140.94          298.92
         optional BPP                                               28.45          87.21         148.53          313.77
         optional GMIB                                              27.43          84.16         143.48          303.89
         optional GMIB and BP                                       29.99          91.79         156.08          328.41
         optional GMIB and BPP                                      31.53          96.34         163.58          342.83

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      24.35          74.95         128.18          273.66
         optional BP                                                26.92          82.63         140.94          298.92
         optional BPP                                               28.45          87.21         148.53          313.77
         optional GMIB                                              27.43          84.16         143.48          303.89
         optional GMIB and BP                                       29.99          91.79         156.08          328.41
         optional GMIB and BPP                                      31.53          96.34         163.58          342.83

Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      24.25          74.64         127.66          272.63
         optional BP                                                26.81          82.32         140.43          297.92
         optional BPP                                               28.35          86.91         148.03          312.79
         optional GMIB                                              27.33          83.85         142.97          302.90
         optional GMIB and BP                                       29.89          91.48         155.58          327.44
         optional GMIB and BPP                                      31.43          96.04         163.08          341.88

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      21.38          66.00         113.20          243.56
         optional BP                                                23.94          73.72         126.12          269.56
         optional BPP                                               25.48          78.33         133.81          284.85
         optional GMIB                                              24.46          75.26         128.69          274.68
         optional GMIB and BP                                       27.02          82.93         141.45          299.91
         optional GMIB and BPP                                      28.56          87.52         149.04          314.76

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      24.25          74.64         127.66          272.63
         optional BP                                                26.81          82.32         140.43          297.92
         optional BPP                                               28.35          86.91         148.03          312.79
         optional GMIB                                              27.33          83.85         142.97          302.90
         optional GMIB and BP                                       29.89          91.48         155.58          327.44
         optional GMIB and BPP                                      31.43          96.04         163.08          341.88


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                     $102.30      $138.78          $177.87          $252.99
         optional BP                                                104.87       146.49           190.74           278.76
         optional BPP                                               106.40       151.10           198.40           293.92
         optional GMIB                                              105.38       148.03           193.30           283.84
         optional GMIB and BP                                       107.94       155.69           206.01           308.85
         optional GMIB and BPP                                      109.48       160.26           213.57           323.56

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                      101.07       135.07           171.64           240.40
         optional BP                                                103.64       142.80           184.58           266.47
         optional BPP                                               105.17       147.41           192.28           281.81
         optional GMIB                                              104.15       144.34           187.15           271.61
         optional GMIB and BP                                       106.71       152.02           199.92           296.92
         optional GMIB and BPP                                      108.25       156.60           207.52           311.81

FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                      102.10       138.16           176.84           250.90
         optional BP                                                104.66       145.88           189.72           276.72
         optional BPP                                               106.20       150.48           197.38           291.91
         optional GMIB                                              105.17       147.41           192.28           281.81
         optional GMIB and BP                                       107.74       155.08           205.00           306.87
         optional GMIB and BPP                                      109.27       159.65           212.56           321.61

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                      104.66       145.88           189.72           276.72
         optional BP                                                107.22       153.55           202.46           301.91
         optional BPP                                               108.76       158.13           210.05           316.72
         optional GMIB                                              107.74       155.08           205.00           306.87
         optional GMIB and BP                                       110.30       162.70           217.58           331.31
         optional GMIB and BPP                                      111.84       167.25           225.07           345.69

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                      103.64       142.80           184.58           266.47
         optional BP                                                106.20       150.48           197.38           291.91
         optional BPP                                               107.74       155.08           205.00           306.87
         optional GMIB                                              106.71       152.02           199.92           296.92
         optional GMIB and BP                                       109.27       159.65           212.56           321.61
         optional GMIB and BPP                                      110.81       164.22           220.08           336.13
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                      $22.30         $68.78        $117.87         $252.99
         optional BP                                                 24.87          76.49         130.74          278.76
         optional BPP                                                26.40          81.10         138.40          293.92
         optional GMIB                                               25.38          78.03         133.30          283.84
         optional GMIB and BP                                        27.94          85.69         146.01          308.85
         optional GMIB and BPP                                       29.48          90.26         153.57          323.56

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                       21.07          65.07         111.64          240.40
         optional BP                                                 23.64          72.80         124.58          266.47
         optional BPP                                                25.17          77.41         132.28          281.81
         optional GMIB                                               24.15          74.34         127.15          271.61
         optional GMIB and BP                                        26.71          82.02         139.92          296.92
         optional GMIB and BPP                                       28.25          86.60         147.52          311.81

FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                       22.10          68.16         116.84          250.90
         optional BP                                                 24.66          75.88         129.72          276.72
         optional BPP                                                26.20          80.48         137.38          291.91
         optional GMIB                                               25.17          77.41         132.28          281.81
         optional GMIB and BP                                        27.74          85.08         145.00          306.87
         optional GMIB and BPP                                       29.27          89.65         152.56          321.61

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                       24.66          75.88         129.72          276.72
         optional BP                                                 27.22          83.55         142.46          301.91
         optional BPP                                                28.76          88.13         150.05          316.72
         optional GMIB                                               27.74          85.08         145.00          306.87
         optional GMIB and BP                                        30.30          92.70         157.58          331.31
         optional GMIB and BPP                                       31.84          97.25         165.07          345.69

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                       23.64          72.80         124.58          266.47
         optional BP                                                 26.20          80.48         137.38          291.91
         optional BPP                                                27.74          85.08         145.00          306.87
         optional GMIB                                               26.71          82.02         139.92          296.92
         optional GMIB and BP                                        29.27          89.65         152.56          321.61
         optional GMIB and BPP                                       30.81          94.22         160.08          336.13


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ...

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                     $ 98.61      $127.61          $159.10          $214.76
         optional BP                                                101.18       135.38           172.16           241.45
         optional BPP                                               102.71       140.02           179.94           257.16

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                       97.38       123.87           152.78           201.71
         optional BP                                                 99.95       131.66           165.91           228.72
         optional BPP                                               101.48       136.31           173.72           244.61

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                       99.74       131.03           164.86           226.58
         optional BP                                                102.30       138.78           177.87           252.99
         optional BPP                                               103.84       143.41           185.61           268.53

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                       98.51       127.30           158.57           213.67
         optional BP                                                101.07       135.07           171.64           240.40
         optional BPP                                               102.61       139.71           179.42           256.12

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                      105.79       149.26           195.34           287.88
         optional BP                                                108.35       156.91           208.03           312.79
         optional BPP                                               109.89       161.48           215.58           327.44

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                      105.28       147.72           192.79           282.82
         optional BP                                                107.84       155.38           205.50           307.86
         optional BPP                                               109.38       159.96           213.07           322.58

Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                      102.92       140.64           180.97           259.24
         optional BP                                                105.48       148.33           193.81           284.85
         optional BPP                                               107.02       152.93           201.45           299.91

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                      102.00       137.85           176.32           249.86
         optional BP                                                104.56       145.57           189.20           275.70
         optional BPP                                               106.10       150.18           196.87           290.90

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                       99.33       129.79           162.77           222.30
         optional BP                                                101.89       137.55           175.80           248.81
         optional BPP                                               103.43       142.18           183.55           264.41

Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                       96.05       119.81           145.89           187.39
         optional BP                                                 98.61       127.61           159.10           214.76
         optional BPP                                               100.15       132.28           166.95           230.85
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                     $18.61         $57.61        $ 99.10         $214.76
         optional BP                                                21.18          65.38         112.16          241.45
         optional BPP                                               22.71          70.02         119.94          257.16

AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                      17.38          53.87          92.78          201.71
         optional BP                                                19.95          61.66         105.91          228.72
         optional BPP                                               21.48          66.31         113.72          244.61

AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                      19.74          61.03         104.86          226.58
         optional BP                                                22.30          68.78         117.87          252.99
         optional BPP                                               23.84          73.41         125.61          268.53

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                      18.51          57.30          98.57          213.67
         optional BP                                                21.07          65.07         111.64          240.40
         optional BPP                                               22.61          69.71         119.42          256.12

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                      25.79          79.26         135.34          287.88
         optional BP                                                28.35          86.91         148.03          312.79
         optional BPP                                               29.89          91.48         155.58          327.44

AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                      25.28          77.72         132.79          282.82
         optional BP                                                27.84          85.38         145.50          307.86
         optional BPP                                               29.38          89.96         153.07          322.58

Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                      22.92          70.64         120.97          259.24
         optional BP                                                25.48          78.33         133.81          284.85
         optional BPP                                               27.02          82.93         141.45          299.91

Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                      22.00          67.85         116.32          249.86
         optional BP                                                24.56          75.57         129.20          275.70
         optional BPP                                               26.10          80.18         136.87          290.90

Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                      19.33          59.79         102.77          222.30
         optional BP                                                21.89          67.55         115.80          248.81
         optional BPP                                               23.43          72.18         123.55          264.41

Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                      16.05          49.81          85.89          187.39
         optional BP                                                18.61          57.61          99.10          214.76
         optional BPP                                               20.15          62.28         106.95          230.85


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                     $102.51      $139.40          $178.91          $255.08
         optional BP                                                105.07       147.11           191.77           280.79
         optional BPP                                               106.61       151.71           199.42           295.92

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      103.23       141.56           182.52           262.34
         optional BP                                                105.79       149.26           195.34           287.88
         optional BPP                                               107.33       153.85           202.97           302.90

Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                      102.20       138.47           177.35           251.95
         optional BP                                                104.76       146.18           190.23           277.74
         optional BPP                                               106.30       150.79           197.89           292.91

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      103.33       141.87           183.04           263.38
         optional BP                                                105.89       149.56           195.85           288.89
         optional BPP                                               107.43       154.16           203.48           303.89

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      103.33       141.87           183.04           263.38
         optional BP                                                105.89       149.56           195.85           288.89
         optional BPP                                               107.43       154.16           203.48           303.89

Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      103.23       141.56           182.52           262.34
         optional BP                                                105.79       149.26           195.34           287.88
         optional BPP                                               107.33       153.85           202.97           302.90

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      100.36       132.90           168.00           232.98
         optional BP                                                102.92       140.64           180.97           259.24
         optional BPP                                               104.46       145.26           188.69           274.68

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      103.23       141.56           182.52           262.34
         optional BP                                                105.79       149.26           195.34           287.88
         optional BPP                                               107.33       153.85           202.97           302.90

Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                      101.28       135.69           172.68           242.51
         optional BP                                                103.84       143.41           185.61           268.53
         optional BPP                                               105.38       148.03           193.30           283.84

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                      100.05       131.97           166.43           229.79
         optional BP                                                102.61       139.71           179.42           256.12
         optional BPP                                               104.15       144.34           187.15           271.61
                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                     $22.51         $69.40        $118.91         $255.08
         optional BP                                                25.07          77.11         131.77          280.79
         optional BPP                                               26.61          81.71         139.42          295.92

Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                      23.23          71.56         122.52          262.34
         optional BP                                                25.79          79.26         135.34          287.88
         optional BPP                                               27.33          83.85         142.97          302.90

Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                      22.20          68.47         117.35          251.95
         optional BP                                                24.76          76.18         130.23          277.74
         optional BPP                                               26.30          80.79         137.89          292.91

Evergreen VA High Income Fund - Class 2
         base contract with no optional riders                      23.33          71.87         123.04          263.38
         optional BP                                                25.89          79.56         135.85          288.89
         optional BPP                                               27.43          84.16         143.48          303.89

Evergreen VA International Growth Fund - Class 2
         base contract with no optional riders                      23.33          71.87         123.04          263.38
         optional BP                                                25.89          79.56         135.85          288.89
         optional BPP                                               27.43          84.16         143.48          303.89

Evergreen VA Masters Fund - Class 2
         base contract with no optional riders                      23.23          71.56         122.52          262.34
         optional BP                                                25.79          79.26         135.34          287.88
         optional BPP                                               27.33          83.85         142.97          302.90

Evergreen VA Omega Fund - Class 2
         base contract with no optional riders                      20.36          62.90         108.00          232.98
         optional BP                                                22.92          70.64         120.97          259.24
         optional BPP                                               24.46          75.26         128.69          274.68

Evergreen VA Small Cap Value Fund - Class 2
         base contract with no optional riders                      23.23          71.56         122.52          262.34
         optional BP                                                25.79          79.26         135.34          287.88
         optional BPP                                               27.33          83.85         142.97          302.90

Evergreen VA Strategic Income Fund - Class 2
         base contract with no optional riders                      21.28          65.69         112.68          242.51
         optional BP                                                23.84          73.41         125.61          268.53
         optional BPP                                               25.38          78.03         133.30          283.84

Fidelity(R) VIP Mid Cap Portfolio Service Class 2
         base contract with no optional riders                      20.05          61.97         106.43          229.79
         optional BP                                                22.61          69.71         119.42          256.12
         optional BPP                                               24.15          74.34         127.15          271.61


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ... (continued)

                                                                                 A TOTAL WITHDRAWAL AT THE
                                                                                  END OF EACH TIME PERIOD
                                                                    1 YEAR       3 YEARS          5 YEARS         10 YEARS
                                                                    ------       -------          -------         --------
FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                     $101.07      $135.07          $171.64          $240.40
         optional BP                                                103.64       142.80           184.58           266.47
         optional BPP                                               105.17       147.41           192.28           281.81

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                      103.64       142.80           184.58           266.47
         optional BP                                                106.20       150.48           197.38           291.91
         optional BPP                                               107.74       155.08           205.00           306.87

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                      102.61       139.71           179.42           256.12
         optional BP                                                105.17       147.41           192.28           281.81
         optional BPP                                               106.71       152.02           199.92           296.92

                                                                                NO WITHDRAWAL OR SELECTION
                                                                             OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                 END OF EACH TIME PERIOD
                                                                   1 YEAR         3 YEARS      5 YEARS          10 YEARS
                                                                   ------         -------      -------          --------
FTVIPT Mutual Shares Securities Fund - Class 2
         base contract with no optional riders                      $21.07         $65.07        $111.64         $240.40
         optional BP                                                 23.64          72.80         124.58          266.47
         optional BPP                                                25.17          77.41         132.28          281.81

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
         base contract with no optional riders                       23.64          72.80         124.58          266.47
         optional BP                                                 26.20          80.48         137.38          291.91
         optional BPP                                                27.74          85.08         145.00          306.87

Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                       22.61          69.71         119.42          256.12
         optional BP                                                 25.17          77.41         132.28          281.81
         optional BPP                                                26.71          82.02         139.92          296.92

* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                                  2001               2000         1999
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                      $1.05              $1.01        $1.00
Accumulation unit value at end of period                                            $1.11              $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                99                 82           --
Ratio of operating expense to average net assets                                     1.25%              1.25%        1.25%

SUBACCOUNT UCMG1(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                      $1.03              $1.00           --
Accumulation unit value at end of period                                            $1.06              $1.03           --
Number of accumulation units outstanding at end of period (000 omitted)               554                 53           --
Ratio of operating expense to average net assets                                     1.00%              1.00%          --

SUBACCOUNT UCMG2(2),(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                      $1.00              $1.00           --
Accumulation unit value at end of period                                            $1.01              $1.00           --
Number of accumulation units outstanding at end of period (000 omitted)             2,828                 --           --
Ratio of operating expense to average net assets                                     1.10%              1.10%          --

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                      $1.05              $1.01        $1.00
Accumulation unit value at end of period                                            $1.08              $1.05        $1.01
Number of accumulation units outstanding at end of period (000 omitted)             2,250                 --           --
Ratio of operating expense to average net assets                                     1.25%              1.25%        1.25%

SUBACCOUNT UCMG4(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                      $1.03              $1.00           --
Accumulation unit value at end of period                                            $1.05              $1.03           --
Number of accumulation units outstanding at end of period (000 omitted)             3,857                618           --
Ratio of operating expense to average net assets                                     1.35%              1.35%          --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                      $1.00              $1.02        $1.00
Accumulation unit value at end of period                                            $1.01              $1.00        $1.02
Number of accumulation units outstanding at end of period (000 omitted)               342                244           --
Ratio of operating expense to average net assets                                     1.25%              1.25%        1.25%

SUBACCOUNT UNDM1(2),(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      $0.92              $1.00           --
Accumulation unit value at end of period                                            $0.76              $0.92           --
Number of accumulation units outstanding at end of period (000 omitted)                20                 --           --
Ratio of operating expense to average net assets                                     1.00%              1.00%          --

SUBACCOUNT UNDM2(2),(3) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      $0.92              $1.00           --
Accumulation unit value at end of period                                            $0.76              $0.92           --
Number of accumulation units outstanding at end of period (000 omitted)                81                 --           --
Ratio of operating expense to average net assets                                     1.10%              1.10%          --

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      $1.03              $1.15        $1.00
Accumulation unit value at end of period                                            $0.85              $1.03        $1.15
Number of accumulation units outstanding at end of period (000 omitted)             3,478              1,937           --
Ratio of operating expense to average net assets                                     1.25%              1.25%        1.25%

SUBACCOUNT UNDM4(2) (INVESTING IN SHARES OF
  AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                      $0.92              $1.00           --
Accumulation unit value at end of period                                            $0.75              $0.92           --
Number of accumulation units outstanding at end of period (000 omitted)               193                 32           --
Ratio of operating expense to average net assets                                     1.35%              1.35%          --


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

YEAR ENDED DEC. 31,                                                                  2001               2000               1999
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC6(4) (INVESTING IN SHARES OF
  FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                      $1.00                 --                 --
Accumulation unit value at end of period                                            $1.06                 --                 --
Number of accumulation units outstanding at end of period (000 omitted)               522                 --                 --
Ratio of operating expense to average net assets                                     1.25%                --                 --

SUBACCOUNT UMSS1(2) (INVESTING IN SHARES OF
  FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      $1.09              $1.00                 --
Accumulation unit value at end of period                                            $1.16              $1.09                 --
Number of accumulation units outstanding at end of period (000 omitted)                61                 21                 --
Ratio of operating expense to average net assets                                     1.00%              1.00%                --

SUBACCOUNT UMSS2(2) (INVESTING IN SHARES OF
  FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      $1.09              $1.00                 --
Accumulation unit value at end of period                                            $1.16              $1.09                 --
Number of accumulation units outstanding at end of period (000 omitted)             1,321                  7                 --
Ratio of operating expense to average net assets                                     1.10%              1.10%                --

SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF
  FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      $1.16              $1.03              $1.00
Accumulation unit value at end of period                                            $1.22              $1.16              $1.03
Number of accumulation units outstanding at end of period (000 omitted)               252                 --
Ratio of operating expense to average net assets                                     1.25%              1.25%              1.25%

SUBACCOUNT UMSS4(2) (INVESTING IN SHARES OF
  FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                      $1.09              $1.00                 --
Accumulation unit value at end of period                                            $1.15              $1.09                 --
Number of accumulation units outstanding at end of period (000 omitted)             1,374                 15                 --
Ratio of operating expense to average net assets                                     1.35%              1.35%                --

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF
  PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                      $1.15              $1.29              $1.00
Accumulation unit value at end of period                                            $0.90              $1.15              $1.29
Number of accumulation units outstanding at end of period (000 omitted)             4,731              2,474                 --
Ratio of operating expense to average net assets                                     1.25%             1.25%              1.25%

(1) Operations commenced on Nov. 9, 1999

(2) Operations commenced on May 30, 2000.

(3) The subaccount had no contract activity as of Dec. 31, 2000.

(4) Operations commenced on May 1, 2001.


FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,

-    MAV fee,

-    GMIB fee,

-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT  INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UBND1       AXP(R) Variable Portfolio -         Objective: high level of current income while     IDS Life, investment manager;
UBND2       Bond Fund                           conserving the value of the investment and        American Express Financial
PBND1                                           continuing a high level of income for the         Corporation (AEFC),  investment
UBND4                                           longest time period. Invests primarily in bonds   adviser.
                                                and other debt obligations.

UCMG1       AXP(R) Variable Portfolio -         Objective: maximum current income consistent      IDS Life, investment manager;
UCMG2       Cash Management Fund                with liquidity and stability of principal.        American Express Financial
PCMG1                                           Invests primarily in money market securities.     Corporation (AEFC),  investment
UCMG4                                                                                             adviser.

UDEI1       AXP(R) Variable Portfolio -         Objective: a high level of current income and,    IDS Life, investment manager;
UDEI2       Diversified Equity                  as a secondary goal, steady growth of capital.    American Express Financial
PDEI1       Income Fund                         Invests primarily in dividend-paying common and   Corporation (AEFC),  investment
UDEI4                                           preferred stocks.                                 adviser.

UNDM1       AXP(R) Variable Portfolio -         Objective: long-term growth of capital. Invests   IDS Life, investment manager;
UNDM2       NEW DIMENSIONS FUND(R)              primarily in common stocks showing potential      American Express Financial
PNDM1                                           for significant growth.                           Corporation (AEFC),  investment
UNDM4                                                                                             adviser.

USVA1       AXP(R) Variable Portfolio -         Objective: long-term capital appreciation.        IDS Life, investment manager;
USVA2       Partners Small Cap  Value           Non-diversified fund that invests primarily in    American Express Financial
WSVA6       Fund                                equity securities.                                Corporation (AEFC), investment
USVA4                                                                                             adviser; Royce & Associates, LLC.
                                                                                                  and EQSF Advisers, Inc.,
                                                                                                  sub-advisers.

UABA1       AIM V.I. Basic Value Fund,          Objective: long-term growth of capital. Invests   A I M Advisors, Inc.
UABA2       Series II                           at least 65% of its total assets in equity
UABA3                                           securities of U.S. issuers that have market
UABA4                                           capitalizations of greater than $500 million
                                                and are believed to be undervalued in relation
                                                to long-term earning power or other factors.

UEBC1       Evergreen VA  Blue Chip             Objective: capital growth with the potential      Evergreen Investment
UEBC2       Fund - Class 2                      for income. The Fund seeks to achieve its goal    Management Company, LLC
UEBC3                                           by investing primarily in common stocks of well
UEBC4                                           established, large U.S. companies representing
                                                a broad range of industries.

UECG1       Evergreen VA  Capital               Objective: long-term capital growth. The Fund     Evergreen Investment
UECG2       Growth Fund -  Class 2              seeks to achieve its goal by investing            Management Company, LLC
UECG3                                           primarily in common stocks of large U.S.
UECG4                                           companies, which the portfolio managers believe
                                                have the potential for capital growth over the
                                                intermediate and long-term.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       27

SUBACCOUNT  INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UECB1       Evergreen VA  Core Bond             Objective: The Fund seeks to maximize total         Evergreen Investment
UECB2       Fund(1) - Class 2                   return through a combination of capital growth      Management Company, LLC
UECB3                                           and current income. The Fund invests primarily
UECB4                                           in U.S. dollar denominated investment grade  debt
                                                securities issued or guaranteed by the  U.S.
                                                Treasury or by an agency or instrumentality  of
                                                the U.S. Government, corporate bonds,
                                                mortgage-backed securities, asset-backed
                                                securities, and other income producing securities.

UEEI1       Evergreen VA  Equity Index          Objective: achieve price and yield performance      Evergreen Investment
UEEI2       Fund - Class 2                      similar to the S&P 500 Index. The Fund seeks to     Management Company, LLC
UEEI3                                           achieve its goal by investing primarily in equity
UEEI4                                           securities that represent a composite of the  S&P
                                                500 Index.

UEFF1       Evergreen VA  Foundation            Objective: capital growth and current income. The   Evergreen Investment
UEFF2       Fund - Class 2                      Fund seeks to achieve its goal by investing in a    Management Company, LLC
UEFF3                                           combination of equity and debt securities. Under
UEFF4                                           normal conditions, the Fund will invest at least
                                                25% of its assets in debt securities and the
                                                remainder in equity securities.

UEGO1       Evergreen VA  Global                Objective: long-term capital growth. Invests        Evergreen Investment
UEGO2       Leaders Fund -  Class 2             primarily in a diversified portfolio of equity      Management Company, LLC
UEGO3                                           securities of companies located in the world's
UEGO4                                           major industrialized countries. The Fund will
                                                make investments in no less than three countries,
                                                which may include the U.S., but may invest more
                                                than 25% of its assets in one country.

UEGR1       Evergreen VA  Growth                Objective: long-term capital growth. The Fund       Evergreen Investment
UEGR2       Fund - Class 2                      seeks to achieve its goal by investing 75% of its   Management Company, LLC
UEGR3                                           assets in common stocks of small- and medium
UEGR4                                           sized companies whose market capitalizations at
                                                time of purchase falls within the range of those
                                                tracked by the Russell 2000 Growth Index.

UEHI1       Evergreen VA  High                  Objective: high level of current income, with       Evergreen Investment
UEHI2       Income Fund - Class 2               capital growth as secondary objective. The Fund     Management Company, LLC
UEHI3                                           seeks to achieve its goal by investing primarily
UEHI4                                           in both low-rated and high-rated fixed-income
                                                securities, including debt securities,
                                                convertible securities, and preferred stocks that
                                                are consistent with its primary investment
                                                objective of high current income.

UEIG1       Evergreen VA  International         Objective: long-term capital growth, with modest    Evergreen Investment
UEIG2       Growth Fund - Class 2               income as a secondary objective. The Fund seeks     Management Company, LLC
UEIG3                                           to achieve its goal by investing primarily in
UEIG4                                           equity securities issued by established, quality
                                                non-U.S. companies located in countries with
                                                developed markets and may purchase securities
                                                across all market capitalizations. The Fund may
                                                also invest in emerging markets.

(1) A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. It is anticipated that the Fund will become effective on or about July 24, 2002. Please contact your representative to determine whether or not the Fund has been declared effective.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       28

SUBACCOUNT  INVESTING IN                      INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UEMA1       Evergreen VA  Masters             Objective: long-term capital growth. The            Evergreen Investment Management
UEMA2       Fund - Class 2                    portfolio's assets are invested on an               Company, LLC, investment adviser;
UEMA3                                         approximately equal basis among the following       Evergreen Investment Management
UEMA4                                         four styles, each implemented by a different        Company, LLC, MFS Institutional
                                              sub-investment adviser: 1) equity securities of     Advisors Inc., Oppenheimer Funds,
                                              U.S. and foreign companies that are temporarily     Inc. and Putnam Investment
                                              undervalued; 2) equity securities expected to       Management, Inc.,  sub-investment
                                              show growth above that of the overall economy and   advisers.
                                              inflation; 3) blended growth and  value-oriented
                                              strategy focusing on foreign and domestic
                                              large-cap equity securities; and  4) growth
                                              oriented strategy focusing on  large-cap equity
                                              securities of U.S. and  foreign issuers.

UEOE1       Evergreen VA  Omega Fund          Objective: long-term capital growth. Invests        Evergreen Investment
UEOE2       - Class 2                         primarily in common stocks of U.S. companies        Management Company, LLC
UEOE3                                         across all market capitalizations.
UEOE4

UESM1       Evergreen VA  Small Cap           Objective: capital growth in the value of its       Evergreen Investment
UESM2       Value Fund -  Class 2             shares. The Fund seeks to achieve its goal by       Management Company, LLC
UESM3                                         investing at least 80% of its assets in common
UESM4                                         stocks of small U.S. companies whose market
                                              capitalizations at the time of purchase fall
                                              within the range tracked by the Russell 2000(R)
                                              Index.

UEST1       Evergreen VA  Strategic           Objective: high current income from interest on     Evergreen Investment
UEST2       Income Fund - Class 2             debt securities with a secondary objective of       Management Company, LLC
UEST3                                         potential for growth of capital in selecting
UEST4                                         securities. The Fund seeks it goal by investing
                                              primarily in domestic high-yield, high-risk
                                              "junk" bonds and other debt securities (which may
                                              be denominated in U.S. dollars or in  non-U.S.
                                              currencies) of foreign governments  and foreign
                                              corporations.

UFMC1       Fidelity(R) VIP Mid Cap           Strategy: long-term growth of capital. Normally     FMR, investment manager;
UFMC2       Portfolio Service Class 2         invests at least 80% of assets in securities of     FMR U.K. and FMR Far East,
WMDC6                                         companies with medium market capitalization         sub-investment advisers.
UFMC4                                         common stocks.

UMSS1       FTVIPT Mutual Shares              Objective: capital appreciation with income as a    Franklin Mutual Advisers, LLC
UMSS2       Securities Fund - Class 2         secondary goal. Invests primarily in equity
PMSS1                                         securities of companies that the manager believes
UMSS4                                         are available at market prices less than their
                                              value based on certain recognized or objective
                                              criteria (intrinsic value).


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       29

SUBACCOUNT  INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UOSM1       Oppenheimer Main Street             Objective: seeks capital appreciation. Invests      OppenheimerFunds, Inc.
UOSM2       Small Cap Fund/VA,                  mainly in common stocks of small-capitalization
UOSM3       Service Shares                      U.S. companies that the fund's investment manager
UOSM4                                           believes have favorable business trends or
                                                prospects.

UIGR1       Putnam VT  International            Objective: capital appreciation. The fund seeks     Putnam Investment
UIGR2       Growth Fund -  Class IB             its goal by investing mainly in common stocks of    Management, LLC
PIGR1       Shares                              companies outside the United States.
UIGR4


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

               IF YOUR GPA RATE IS:                 THE MVA IS:

         Less than the new GPA rate + 0.10%          Negative
         Equal to the new GPA rate + 0.10%           Zero

         Greater than the new GPA rate + 0.10%       Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                    1 + i
    EARLY WITHDRAWAL AMOUNT X [( ------------ ) TO THE POWER OF n/12 - 1] = MVA
                                 1 + j + .001

Where   i = rate earned in the GPA from which amounts are being transferred or withdrawn.
        j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
        n = number of months remaining in the current Guarantee Period (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.


             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

                           1.045
         $1,000 X [( --------------- )TO THE POWER OF 84/12 - 1] = -$39.28
                     1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

                           1.045
         $1,000 X [( ---------------- )TO THE POWER OF 84/12 - 1] = $27.21
                      1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

Not available for contracts issued in Pennsylvania.

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

We will credit an interest rate bonus of 1% over our current interest crediting rate on each new purchase payment you make to the one-year fixed account. This 1% interest rate bonus will apply for a one-year period that begins on the date you make that purchase payment. At the end of the one-year period, we will change the interest rate that applies to that purchase payment as described above and we will no longer credit the 1% interest rate bonus. The 1% interest rate bonus may be more than offset by higher fees and charges (especially the withdrawal charge) associated with the bonus or by the withdrawal charges of another annuity contract you are replacing. Transfers or other allocations into the one-year fixed account are not eligible for the interest rate bonus.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY - PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;

-    the optional Maximum Anniversary Value Death Benefit Rider(2);

-    the optional Guaranteed Minimum Income Benefit Rider(3);

-    the optional Performance Credit Rider(3);

-    the optional Benefit Protector(SM) Death Benefit Rider(4);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(4); and

-    a beneficiary.

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania. GPAs are also not available under contracts issued in Maryland and may not be available in other states as well.

(2) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contact issue. If you select the GMIB you must select the MAV rider.

(4) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

For contracts issued in Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS

         If paying by SIP:

                  $50 initial payment.
                  $50 for additional payments.

         If paying by any other method:

                  $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
                  $2,000 initial payment for contracts issued in all other states.
                  $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
                  $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:
Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:
Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

             EVERGREEN ESSENTIALS(SM) VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are base on whether the contract is a qualified annuity or a nonqualified annuity and the death benefit that applies to your contract.

                                                            QUALIFIED       NONQUALIFIED
                                                            ANNUITIES        ANNUITIES
    Return of Purchase Payment death benefit                  0.85%              1.10%
    Maximum Anniversary Value death benefit rider(1)          0.95               1.20

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the adjusted contract value for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.30% X (CV + ST - FAV)

     CV = contract value on the contract anniversary

     ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

    FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY - PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-    The GMIB fee percentage is 0.30%.

We calculate the charge for the GMIB as follows:

    Contract value on the contract anniversary:                                   $73,250
    plus transfers from the subaccounts to the one-year fixed account
    in the six months before the contract anniversary:                            +15,000
    minus the value of the one-year fixed account on the contract anniversary:    -15,250
                                                                                  -------
                                                                                  $73,000
The GMIB fee charged to you: 0.30% x $73,000 =                                    $   219

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it(2). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(3) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY - PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

             YEARS FROM PURCHASE         WITHDRAWAL CHARGE
              PAYMENT RECEIPT             PAYMENT RECEIPT
                    1                           8%
                    2                           8
                    3                           7
                    4                           7
                    5                           6
                    6                           5
                    7                           3
                    Thereafter                  0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

              AMOUNT REQUESTED              $1,000
          ------------------------    OR    ------ = $1,075.27
          1.00 - WITHDRAWAL CHARGE           .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. With a qualified annuity, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. With a nonqualified annuity, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY - PROSPECTUS

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

     - The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

     -    We received these payments

          -- $10,000 Jan. 1, 2002;
          -- $8,000 Feb. 28, 2009;
          -- $6,000 Feb. 20, 2010; and

     - You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

     -    The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE     EXPLANATION
    $0                $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
     0                $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
     0                $10,000 Jan. 1, 2002 purchase payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and
     560              $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and
     420              $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
    ----
    $980


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS(1)

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(2);

-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB fee (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania.

(2) GPAs are not available under contracts issued in Maryland and may not be available in other states.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB fee, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY - PROSPECTUS

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                         NUMBER
                                                                                       AMOUNT         ACCUMULATION      OF UNITS
                                                                       MONTH          INVESTED         UNIT VALUE       PURCHASED
By investing an equal number of dollars each month ...                 Jan             $100              $20               5.00
                                                                       Feb              100               18               5.56
you automatically buy more units when the                              Mar              100               17               5.88
per unit market price is low ...                       --------->      Apr              100               15               6.67
                                                                       May              100               16               6.25
                                                                       Jun              100               18               5.56
                                                                       Jul              100               17               5.88
and fewer units when the per unit                                      Aug              100               19               5.26
market price is high.                                  --------->      Sept             100               21               4.76
                                                                       Oct              100               20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually
3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:        Contract value or entire account balance
Withdrawals:      $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-        payable to you;
-        mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally,we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: the Return of Purchase Payment Death Benefit (ROP) and the Maximum Anniversary Value (MAV) Death Benefit Rider. If either you or the annuitant are 80 or older at contract issue, we require the ROP death benefit. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit or the MAV death benefit rider (if it is available in your state) on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                    PW X DB
     DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                      CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-    You purchase the contract with a payment of $25,000 on Jan. 1, 2002.

-    On Jan. 1, 2003 you make an additional purchase payment of $5,000.

- On March 1, 2003 the contract value falls to $28,000. You take a $1,500 partial withdrawal leaving a contract value of $26,500.

-    On March 1, 2004 the contract value falls to $25,000.

     We calculate the ROP death benefit on March 1, 2004 as follows:

          Contract value at death:                                      $ 25,000.00
                                                                        ===========
          Purchase payments and purchase payment credits
          minus adjusted partial withdrawals:

               Total purchase payments and purchase payment credits:    $ 30,000.00
               minus ROP adjusted partial withdrawals calculated as:

               1,500 x 30,000
               --------------  =                                          -1,607.14
                  28,000                                                 ----------

              for a death benefit of:                                   $ 28,392.86
                                                                        ===========
          The ROP death benefit calculated as the greatest of
            these two values:                                           $ 28,392.86


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER

The MAV rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV rider is appropriate for your situation.

If the MAV rider is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV rider to your contract at the time of purchase. Once you select the MAV rider you may not cancel it. You must select the MAV rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The MAV rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2003 as follows:

          Contract value at death:                                                $20,500.00
                                                                                  ==========
          Purchase payments minus adjusted partial withdrawals:

               Total purchase payments:                                           $20,000.00

               minus the death benefit adjusted partial withdrawals, calculated as:

               $1,500 x $20,000
               ---------------- =                                                  -1,363.64
                    $22,000                                                       ----------

              for a death benefit of:                                             $18,636.36
                                                                                  ==========

          The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

              Greatest of your contract anniversary contract values:              $24,000.00
              plus purchase payments made since that anniversary:                      +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:

              $1,500 x $24,000
              ---------------- =                                                   -1,636.36
                  $22,000                                                         ----------

              for a death benefit of:                                             $22,363.64
                                                                                  ==========
          The MAV death benefit, calculated as the greatest of these three
          values, which is the MAV:                                               $22,363.64


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit rider on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

     MAV rider (contract value):                                                  $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not previously withdrawn):

          0.40 x ($110,000 - $100,000) =                                            +4,000
                                                                                  --------
          Total death benefit of:                                                 $114,000

-    On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV rider (MAV):                                                             $110,000
     plus the Benefit Protector benefit (40% of earnings at death):

          0.40 x ($110,000 - $100,000) =                                            +4,000
                                                                                  --------
          Total death benefit of:                                                 $114,000


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV rider (MAV adjusted for partial withdrawals):                              $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                                +1,048
                                                                                   --------
     Total death benefit of:                                                        $58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

-    On Jan. 1, 2011 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:

     MAV rider (contract value):                                                   $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                       +55,000
                                                                                   --------
     Total death benefit of:                                                       $255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now
     $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:

     MAV rider (contract value less any purchase payment credits added in the
     last 12 months):                                                              $249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                       +55,000
                                                                                   --------
     Total death benefit of:                                                       $304,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:

     MAV rider (contract value):                                                   $250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)
         0.40 x ($250,000 - $105,000) =                                             +58,000
                                                                                   --------
    Total death benefit of:                                                        $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                           PERCENTAGE IF YOU AND THE ANNUITANT ARE             PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR              UNDER AGE 70 ON THE RIDER EFFECTIVE DATE            70 OR OLDER ON THE RIDER EFFECTIVE DATE
-------------              ----------------------------------------            ---------------------------------------
One and Two                               0%                                                      0%
Three and Four                           10%                                                   3.75%
Five or more                             20%                                                   7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                         IF YOU AND THE ANNUITANT ARE UNDER                    IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR           AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
-------------           ------------------------------------------        --------------------------------------------

One                      Zero                                               Zero
Two                      40% x earnings at death (see above)                15% x earnings at death
Three and Four           40% x (earnings at death + 25% of initial          15% x (earnings at death + 25% of initial
                                purchase payment*)                                 purchase payment*)
Five or more 4           40% x (earnings at death + 25% of initial          15% x (earnings at death + 50% of initial
                                purchase payment*)                                 purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit rider, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

        MAV rider (contract value):                                              $110,000
        plus the Benefit Protector Plus benefit which equals
          40% of earnings at death
       (MAV rider minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                              +4,000
                                                                                 --------
     Total death benefit of:                                                     $114,000

-    On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on
     Jan. 1, 2004 equals:
        MAV rider (MAV):                                                         $110,000
        plus the Benefit Protector Plus benefit which equals 40%
          of earnings at death:
        0.40 x ($110,000 - $100,000) =                                             +4,000
        plus 10% of purchase payments made within 60 days of contract issue
        and not previously withdrawn: 0.10 x $100,000 =                           +10,000
                                                                                 --------
    Total death benefit of:                                                      $124,000


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

          MAV rider (MAV adjusted for partial withdrawals):                           $ 57,619
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
          0.40 x ($57,619 - $55,000) =                                                  +1,048
          plus 10% of purchase payments made within 60 days of contract
          issue and not previously withdrawn: 0.10 x $55,000 =                          +5,500
                                                                                       -------
     Total death benefit of:                                                          $ 64,167


-    On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan.
     1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

-    On Jan. 1, 2011 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

          MAV rider (contract value): $200,000
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death, up to a maximum of 100%
          of purchase payments not previously withdrawn that are one or more
          years old                                                                    +55,000
          plus 20% of purchase payments made within 60 days of contract issue
          and not previously withdrawn: 0.20 x $55,000 =                               +11,000
                                                                                      --------
    Total death benefit of:                                                           $266,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now
     $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:

          MAV rider (contract value less any purchase payment credits
          added in the last 12 months):                                               $249,500
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death, up to a maximum of
          100% of purchase payments not previously withdrawn
          that are one or more years old                                               +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.20 x $55,000 =                +11,000
                                                                                      --------
     Total death benefit of:                                                          $315,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:

          MAV rider (contract value):                                                 $250,000
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death
          (MAV rider minus payments not previously withdrawn):
          0.40 x ($250,000 - $105,000) =                                               +58,000
          plus 20% of purchase payments made within 60 days of contract issue
          and not previously withdrawn: 0.20 x $55,000 =                               +11,000
                                                                                      --------
    Total death benefit of:                                                           $319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       52

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 7 years,

-    the GMIB terminates after the annuitant's 86th birthday,

-    you can only exercise the GMIB within 30 days after a contract anniversary,

- the MAV we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and

-    there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges"). You cannot select the GMIB if you add the Performance Credit Rider to your contract. You must elect the GMIB along with the MAV rider at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio -- Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

         -- Plan A - Life Annuity -- no refund
         -- Plan B - Life Annuity with ten years certain
         -- Plan D - Joint and last survivor life annuity -- no refund

-    you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Keep in mind that the MAV is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                   PMT X CVG
                                   ---------
                                      ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.
     CVG = current contract value at the time you exercise the GMIB.
     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first rider anniversary.

-    You may terminate the rider any time after the seventh rider anniversary.

-    The rider will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

     CONTRACT                                                                    GMIB
   ANNIVERSARY     CONTRACT VALUE      PURCHASE PAYMENTS        MAV          BENEFIT BASE
   -----------     --------------      -----------------        ---          ------------
        1             $107,000             $101,000          $107,000
        2              125,000              101,000           125,000
        3              132,000              101,000           132,000
        4              150,000              101,000           150,000
        5               85,000              101,000           150,000
        6              120,000              101,000           150,000
        7              138,000              101,000           150,000        $150,000
        8              152,000              101,000           152,000         152,000
        9              139,000              101,000           152,000         152,000
       10              126,000              101,000           152,000         152,000
       11              138,000              101,000           152,000         152,000
       12              147,000              101,000           152,000         152,000
       13              163,000              101,000           163,000         163,000
       14              159,000              101,000           163,000         163,000
       15              215,000              101,000           215,000         215,000


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

NOTE: The MAV is limited after age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                              MINIMUM GUARANTEED MONTHLY INCOME
  CONTRACT                                              PLAN A -             PLAN B -              PLAN D - JOINT AND
 ANNIVERSARY              GMIB                         ANNUITY --        LIFE ANNUITY WITH         LAST SURVIVOR LIFE
 AT EXERCISE          BENEFIT BASE                     NO REFUND         TEN YEARS CERTAIN         ANNUITY -- NO REFUND
 -----------          ------------                     ---------         -----------------         --------------------
 10                 $152,000 (MAV)                    $   791.92             $   770.64                    $630.80
 15                  215,000 (Contract Value = MAV)     1,281.40               1,221.20                     991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

  CONTRACT                                              PLAN A -             PLAN B -               PLAN D - JOINT AND
 ANNIVERSARY                                           ANNUITY --        LIFE ANNUITY WITH          LAST SURVIVOR LIFE
 AT EXERCISE         CONTRACT VALUE                     NO REFUND         TEN YEARS CERTAIN         ANNUITY -- NO REFUND
 -----------         --------------                     ---------         -----------------         --------------------
10                    $126,000                       $   656.46              $   638.82                    $522.90
15                     215,000                         1,281.40                1,221.20                     991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

                                                PW X TV
  TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                   CV

  PW   =  the partial withdrawal including any applicable withdrawal charge or
          MVA.
  TV   =  the target value on the date of (but prior to) the partial withdrawal.
  CV   =  contract value on the date of (but prior to) the partial withdrawal.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

     PP = total purchase payments and purchase payment credits.

  PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

   PP5 = purchase payments and purchase payment credits made in the prior five years.

          We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract

-    There are no additional purchase payments and no partial withdrawals

-    On Jan. 1, 2012, the contract value is $200,000

- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:
     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.


              EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


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

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                                 2001             2000              1999             1998              1997
------------------------------------------------------------------------------------------------------------------------
Net investment income                   $  271,718       $  299,759        $  322,746       $  340,219        $  332,268
Net (loss) gain on investments             (89,920)             469             6,565           (4,788)             (509)
Other                                       16,245           12,248             8,338            7,662             6,329
TOTAL REVENUES                          $  198,043       $  312,476        $  337,649       $  343,093        $  338,088
(LOSS) INCOME BEFORE INCOME TAXES       $  (63,936)      $   38,452        $   50,662       $   36,421        $   44,958
NET (LOSS) INCOME                       $  (41,728)      $   24,365        $   33,987       $   22,026        $   28,313
TOTAL ASSETS                            $5,275,681       $4,652,221        $4,603,343       $4,885,621        $4,973,413

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND

RESULTS OF OPERATIONS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.


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

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967

Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957

Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952

Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949

Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956

Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       66

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951

Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955

Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961

Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957

Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**   Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN
     46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
BALANCE SHEET

MARCH 31, 2002 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS
Investments:
     Fixed maturities:
          Available for sale, at fair value (amortized cost: $3,356,634)       $3,328,557
     Mortgage loans on real estate                                                636,107
     Other investments                                                              2,400
-----------------------------------------------------------------------------------------
          Total investments                                                     3,967,064
Cash and cash equivalents                                                         212,219
Accounts receivable                                                                 1,644
Accrued investment income                                                          43,292
Deferred policy acquisition costs                                                 226,078
Deferred income taxes                                                              48,239
Separate account assets                                                           743,352
-----------------------------------------------------------------------------------------
          Total assets                                                         $5,241,888
=========================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
     Future policy benefits:
          Fixed annuities                                                      $3,912,677
          Universal life-type insurance                                                 5
     Policy claims and other policyholders' funds                                  19,058
     Amounts due to brokers                                                        41,839
     Other liabilities                                                             38,701
     Separate account liabilities                                                 743,352
-----------------------------------------------------------------------------------------
          Total liabilities                                                     4,755,632
-----------------------------------------------------------------------------------------
Stockholder's equity:
     Capital stock, $150 par value per share;
          100,000 shares authorized, 20,000 shares issued and outstanding           3,000
     Additional paid-in capital                                                   341,827
     Accumulated other comprehensive loss:
          Net unrealized securities losses                                        (12,440)
          Net unrealized derivative losses                                        (19,564)
     Retained earnings                                                            173,433
-----------------------------------------------------------------------------------------
          Total stockholder's equity                                              486,256
-----------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                     $5,241,888
=========================================================================================

See accompanying notes.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

STATEMENTS OF INCOME

THREE MONTHS ENDED MARCH 31, (UNAUDITED) (IN THOUSANDS)                              2002         2001
REVENUES
Contractholder charges                                                             $ 1,148     $   1,746
Management and other fees                                                            3,419         2,199
Net investment income                                                               69,131        69,460
Net realized gain (loss) on investments                                                 82       (18,542)
--------------------------------------------------------------------------------------------------------
     Total revenues                                                                 73,780        54,863
--------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Interest credited on universal life-type insurance and investment contracts         48,705        42,473
Amortization of deferred policy acquisition costs                                    9,706        12,155
Other insurance and operating expenses                                              15,917        11,859
--------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                                    74,328        66,487
--------------------------------------------------------------------------------------------------------
Loss before income tax benefit                                                        (548)      (11,624)
Income tax benefit                                                                    (125)       (3,987)
Net loss                                                                           $  (423)     $ (7,637)
========================================================================================================

See accompanying notes.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, ($ THOUSANDS) (UNAUDITED)                                2002               2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                                                           $     (423)        $   (7,637)
Adjustments to reconcile net loss to net cash provided by
operating activities:
         Change in accrued investment income                                            2,130              6,660
         Change in other accounts receivable                                              168                (26)
                                                                                   ----------         ----------
         Change in other assets                                                         8,526              2,791
         Change in deferred policy acquisition costs, net                              (8,155)            (2,118)
                                                                                   ----------         ----------
         Change in policy claims and other policyholders' funds                        16,772             (4,004)
         Deferred income taxes                                                         (3,326)            (5,077)
                                                                                   ----------         ----------
         Change in other liabilities                                                  (25,816)             5,225
         Amortization of premium (accretion of discount), net                              55                (58)
         Net realized (gain) loss on investments                                          (82)            18,542
         Other, net                                                                    (5,861)             4,514
                                                                                   ----------         ----------
              Net cash (used in) provided by operating activities                     (16,012)            18,812
                                                                                   ----------         ----------
CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-sale securities:
         Purchases                                                                   (523,078)          (39,196)
         Maturities, sinking fund payments and calls                                  128,490             49,904
                                                                                   ----------         ----------
         Sales                                                                        341,575             76,926
Other investments:
         Purchases                                                                     (2,007)            (1,696)
                                                                                   ----------         ----------
         Sales                                                                         17,618              9,789
Change in amounts due from broker                                                      41,705               (928)
Change in amounts due to broker                                                      (183,288)           (22,310)
                                                                                   ----------         ----------
              Net cash (used in) provided by investing activities                    (178,985)            72,489
                                                                                   ----------         ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
         Considerations received                                                      242,367            159,985
         Surrenders and death benefits                                               (144,070)          (250,299)
                                                                                   ----------         ----------
         Interest credited to account balances                                         48,705             42,471
                                                                                   ----------         ----------
              Net cash provided by (used in) financing activities                     147,002            (47,843)
                                                                                   ----------         ----------

Net (decrease) increase in cash and cash equivalents                                  (47,995)            43,458
Cash and cash equivalents at beginning of period                                      260,214             34,852
                                                                                   ----------         ----------
Cash and cash equivalents at end of period                                         $  212,219         $   78,310
                                                                                   ==========         ==========

See accompanying notes.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED) (IN THOUSANDS)

1.   GENERAL

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ended December 31, 2002.

For further information, refer to the financial statements and footnotes thereto included in this prospectus for the year ended December 31, 2001.

2.   COMPREHENSIVE (LOSS) INCOME

Total comprehensive (loss) income was as follows for the three months ended March 31, 2002 and 2001, respectively:

                                                                                   MARCH 31, 2002    MARCH 31, 2001
                                                                                   --------------    --------------
Net (loss) income                                                                    $   (423)         $ (7,637)
Other comprehensive income (loss):
     Net unrealized gains (losses) on available-for-sale securities, net of tax       (30,095)           53,646
     Net unrealized gains on derivative instruments, net of tax                         6,740           (27,987)
                                                                                     --------          --------
Total comprehensive (loss) income                                                    $(23,778)         $ 18,022
                                                                                     ========          ========

3.   INCOME TAXES

The Company's effective income tax rate was 22.8% for the three months ended March 31, 2002 compared to 34.3% for the three months ended March 31, 2001. The net impact of changes in state tax rules for certain states had a favorable impact on the effective tax rate for the Company.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                      p.  3
Calculating Annuity Payouts                  p. 21
Rating Agencies                              p. 22
Principal Underwriter                        p. 22
Independent Auditors                         p. 22
Financial Statements                         p. 23


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXPENSE EXAMPLES FOR THE PERFORMANCE CREDIT RIDER

Examples*: These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Performance Credit Rider (PCR) followed by expenses for a qualified annuity assuming selection of the optional PCR. Under each fund you will find an example showing:


1) the contract with selection of the Maximum Anniversary Value (MAV) death benefit and no optional riders,


2) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Death Benefit Rider (BP),

3) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),


4) the contract with selection of the Return of Purchase Payment (ROP) death benefit rider and no optional riders,


5) the contract with selection of the ROP death benefit and the optional BP riders, and

6) the contract with selection of the ROP death benefit and the optional BPP riders.


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...

                                                                                           NO WITHDRAWAL OR SELECTION
                                        A TOTAL WITHDRAWAL AT THE                       OF AN ANNUITY PAYOUT PLAN AT THE
                                         END OF EACH TIME PERIOD                            END OF EACH TIME PERIOD
                                1 YEAR      3 YEARS   5 YEARS   10 YEARS          1 YEAR     3 YEARS   5 YEARS     10 YEARS
                                ------      -------   -------   --------          ------     -------   -------     --------
AXP(R) Variable Portfolio - Bond Fund
  MAV with no optional riders   $103.74     $143.10   $185.10   $267.50           $23.74     $73.10    $125.10     $267.50
  MAV with optional BP           106.30      150.79    197.89    292.91            26.30      80.79     137.89      292.91
  MAV with optional BPP          107.84      155.38    205.50    307.86            27.84      85.38     145.50      307.86
  ROP with no optional riders    102.71      140.02    179.94    257.16            22.71      70.02     119.94      257.16
  ROP with optional BP           105.28      147.72    192.79    282.82            25.28      77.72     132.79      282.82
  ROP with optional BPP          106.81      152.32    200.43    297.92            26.81      82.32     140.43      297.92
AXP(R) Variable Portfolio - Cash Management Fund
  MAV with no optional riders    102.51      139.40    178.91    255.08            22.51      69.40     118.91      255.08
  MAV with optional BP           105.07      147.11    191.77    280.79            25.07      77.11     131.77      280.79
  MAV with optional BPP          106.61      151.71    199.42    295.92            26.61      81.71     139.42      295.92
  ROP with no optional riders    101.48      136.31    173.72    244.61            21.48      66.31     113.72      244.61
  ROP with optional BP           104.05      144.03    186.64    270.58            24.05      74.03     126.64      270.58
  ROP with optional BPP          105.58      148.64    194.32    285.86            25.58      78.64     134.32      285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
  MAV with no optional riders    104.87      146.49    190.74    278.76            24.87      76.49     130.74      278.76
  MAV with optional BP           107.43      154.16    203.48    303.89            27.43      84.16     143.48      303.89
  MAV with optional BPP          108.97      158.74    211.05    318.68            28.97      88.74     151.05      318.68
  ROP with no optional riders    103.84      143.41    185.61    268.53            23.84      73.41     125.61      268.53
  ROP with optional BP           106.40      151.10    198.40    293.92            26.40      81.10     138.40      293.92
  ROP with optional BPP          107.94      155.69    206.01    308.85            27.94      85.69     146.01      308.85
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
  MAV with no optional riders    103.64      142.80    184.58    266.47            23.64      72.80     124.58      266.47
  MAV with optional BP           106.20      150.48    197.38    291.91            26.20      80.48     137.38      291.91
  MAV with optional BPP          107.74      155.08    205.00    306.87            27.74      85.08     145.00      306.87
  ROP with no optional riders    102.61      139.71    179.42    256.12            22.61      69.71     119.42      256.12
  ROP with optional BP           105.17      147.41    192.28    281.81            25.17      77.41     132.28      281.81
  ROP with optional BPP          106.71      152.02    199.92    296.92            26.71      82.02     139.92      296.92

             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY-- PROSPECTUS
                                       86

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE        OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                                                           1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                                           ------   -------  -------  --------   ------   -------  -------  --------
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
  MAV with no optional riders                              $110.91  $164.52  $220.58  $337.09    $ 30.91  $ 94.52  $160.58  $337.09
  MAV with optional BP                                      113.48   172.10   233.01   360.79      33.48   102.10   173.01   360.79
  MAV with optional BPP                                     115.01   176.62   240.40   374.72      35.01   106.62   180.40   374.72
  ROP with no optional riders                               109.89   161.48   215.58   327.44      29.89    91.48   155.58   327.44
  ROP with optional BP                                      112.45   169.07   228.05   351.38      32.45    99.07   168.05   351.38
  ROP with optional BPP                                     113.99   173.61   235.47   365.45      33.99   103.61   175.47   365.45
AIM V.I. Basic Value Fund, Series II
  MAV with no optional riders                               110.40   163.00   218.08   332.28      30.40    93.00   158.08   332.28
  MAV with optional BP                                      112.96   170.59   230.53   356.09      32.96   100.59   170.53   356.09
  MAV with optional BPP                                     114.50   175.12   237.94   370.10      34.50   105.12   177.94   370.10
  ROP with no optional riders                               109.38   159.96   213.07   322.58      29.38    89.96   153.07   322.58
  ROP with optional BP                                      111.94   167.56   225.57   346.64      31.94    97.56   165.57   346.64
  ROP with optional BPP                                     113.48   172.10   233.01   360.79      33.48   102.10   173.01   360.79
Evergreen VA Blue Chip Fund - Class 2
  MAV with no optional riders                               108.04   155.99   206.51   309.83      28.04    85.99   146.51   309.83
  MAV with optional BP                                      110.61   163.61   219.08   334.20      30.61    93.61   159.08   334.20
  MAV with optional BPP                                     112.14   168.16   226.56   348.54      32.14    98.16   166.56   348.54
  ROP with no optional riders                               107.02   152.93   201.45   299.91      27.02    82.93   141.45   299.91
  ROP with optional BP                                      109.58   160.57   214.07   324.53      29.58    90.57   154.07   324.53
  ROP with optional BPP                                     111.12   165.13   221.58   339.01      31.12    95.13   161.58   339.01
Evergreen VA Capital Growth Fund - Class 2
  MAV with no optional riders                               107.12   153.24   201.96   300.91      27.12    83.24   141.96   300.91
  MAV with optional BP                                      109.68   160.87   214.57   325.50      29.68    90.87   154.57   325.50
  MAV with optional BPP                                     111.22   165.43   222.08   339.96      31.22    95.43   162.08   339.96
  ROP with no optional riders                               106.10   150.18   196.87   290.90      26.10    80.18   136.87   290.90
  ROP with optional BP                                      108.66   157.82   209.54   315.74      28.66    87.82   149.54   315.74
  ROP with optional BPP                                     110.20   162.40   217.08   330.35      30.20    92.40   157.08   330.35
Evergreen VA Core Bond Fund - Class 2
  MAV with no optional riders                               104.46   145.26   188.69   274.68      24.46    75.26   128.69   274.68
  MAV with optional BP                                      107.02   152.93   201.45   299.91      27.02    82.93   141.45   299.91
  MAV with optional BPP                                     108.56   157.52   209.04   314.76      28.56    87.52   149.04   314.76
  ROP with no optional riders                               103.43   142.18   183.55   264.41      23.43    72.18   123.55   264.41
  ROP with optional BP                                      105.99   149.87   196.36   289.90      25.99    79.87   136.36   289.90
  ROP with optional BPP                                     107.53   154.46   203.98   304.89      27.53    84.46   143.98   304.89
Evergreen VA Equity Index Fund - Class 2
  MAV with no optional riders                               101.18   135.38   172.16   241.45      21.18    65.38   112.16   241.45
  MAV with optional BP                                      103.74   143.10   185.10   267.50      23.74    73.10   125.10   267.50
  MAV with optional BPP                                     105.28   147.72   192.79   282.82      25.28    77.72   132.79   282.82
  ROP with no optional riders                               100.15   132.28   166.95   230.85      20.15    62.28   106.95   230.85
  ROP with optional BP                                      102.71   140.02   179.94   257.16      22.71    70.02   119.94   257.16
  ROP with optional BPP                                     104.25   144.64   187.66   272.63      24.25    74.64   127.66   272.63


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                           END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                                   1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------    -------   -------  --------    ------   -------   -------   --------
Evergreen VA Foundation Fund - Class 2
  MAV with no optional riders                      $107.63   $154.77   $204.49   $305.88   $ 27.63   $ 84.77   $144.49   $305.88
  MAV with optional BP                              110.20    162.40    217.08    330.35     30.20     92.40    157.08    330.35
  MAV with optional BPP                             111.73    166.95    224.57    344.74     31.73     96.95    164.57    344.74
  ROP with no optional riders                       106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
  ROP with optional BP                              109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63
  ROP with optional BPP                             110.71    163.92    219.58    335.17     30.71     93.92    159.58    335.17
Evergreen VA Global Leaders Fund - Class 2
  MAV with no optional riders                       108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BP                              110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
  MAV with optional BPP                             112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38
  ROP with no optional riders                       107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BP                              109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with optional BPP                             111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88
Evergreen VA Growth Fund - Class 2
  MAV with no optional riders                       107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  MAV with optional BP                              109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  MAV with optional BPP                             111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88
  ROP with no optional riders                       106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
  ROP with optional BP                              108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
  ROP with optional BPP                             110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28
Evergreen VA High Income Fund - Class 2
  MAV with no optional riders                       108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77
  MAV with optional BP                              111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05
  MAV with optional BPP                             112.55    169.38    228.55    352.32     32.55     99.38    168.55    352.32
  ROP with no optional riders                       107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
  ROP with optional BP                              109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41
  ROP with optional BPP                             111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83
Evergreen VA International Growth Fund - Class 2
  MAV with no optional riders                       108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77
  MAV with optional BP                              111.02    164.83    221.08    338.05     31.02     94.83    161.08    338.05
  MAV with optional BPP                             112.55    169.38    228.55    352.32     32.55     99.38    168.55    352.32
  ROP with no optional riders                       107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
  ROP with optional BP                              109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41
  ROP with optional BPP                             111.53    166.34    223.58    342.83     31.53     96.34    163.58    342.83
Evergreen VA Masters Fund - Class 2
  MAV with no optional riders                       108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BP                              110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
  MAV with optional BPP                             112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38
  ROP with no optional riders                       107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BP                              109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with optional BPP                             111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                 NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE         OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD               END OF EACH TIME PERIOD
                                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------    -------   -------  --------    ------   -------   -------   --------
Evergreen VA Omega Fund - Class 2
  MAV with no optional riders                        $105.48   $148.33   $193.81   $284.85   $ 25.48   $ 78.33   $133.81   $284.85
  MAV with optional BP                                108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83
  MAV with optional BPP                               109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53
  ROP with no optional riders                         104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
  ROP with optional BP                                107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91
  ROP with optional BPP                               108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76
Evergreen VA Small Cap Value Fund - Class 2
  MAV with no optional riders                         108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BP                                110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
  MAV with optional BPP                               112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38
  ROP with no optional riders                         107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BP                                109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with optional BPP                               111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88
Evergreen VA Strategic Income Fund - Class 2
  MAV with no optional riders                         106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92
  MAV with optional BP                                108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
  MAV with optional BPP                               110.50    163.31    218.58    333.24     30.50     93.31    158.58    333.24
  ROP with no optional riders                         105.38    148.03    193.30    283.84     25.38     78.03    133.30    283.84
  ROP with optional BP                                107.94    155.69    206.01    308.85     27.94     85.69    146.01    308.85
  ROP with optional BPP                               109.48    160.26    213.57    323.56     29.48     90.26    153.57    323.56
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
  MAV with no optional riders                         105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  MAV with optional BP                                107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
  MAV with optional BPP                               109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
  ROP with no optional riders                         104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
  ROP with optional BP                                106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
  ROP with optional BPP                               108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81
FTVIPT Mutual Shares Securities Fund - Class 2
  MAV with no optional riders                         106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
  MAV with optional BP                                108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72
  MAV with optional BPP                               110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31
  ROP with no optional riders                         105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  ROP with optional BP                                107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
  ROP with optional BPP                               109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
Oppenheimer Main Street Small Cap Fund/VA,
Service Shares
  MAV with no optional riders                         108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72
  MAV with optional BP                                111.32    165.74    222.58    340.92     31.32     95.74    162.58    340.92
  MAV with optional BPP                               112.86    170.28    230.04    355.15     32.86    100.28    170.04    355.15
  ROP with no optional riders                         107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
  ROP with optional BP                                110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31
  ROP with optional BPP                               111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       89

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                         NO WITHDRAWAL OR SELECTION
                                                  A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                   END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------   ------   -------   -------   --------
Putnam VT International Growth Fund -
Class IB Shares
  MAV with no optional riders               $107.74   $155.08   $205.00   $306.87   $ 27.74   $ 85.08   $145.00   $306.87
  MAV with optional BP                       110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31
  MAV with optional BPP                      111.84    167.25    225.07    345.69     31.84     97.25    165.07    345.69
  ROP with no optional riders                106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
  ROP with optional BP                       109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
  ROP with optional BPP                      110.81    164.22    220.08    336.13     30.81     94.22    160.08    336.13


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...

                                                                                              NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE          OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD               END OF EACH TIME PERIOD
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                  ------    -------   -------   --------   ------   -------   -------   --------
AXP(R) Variable Portfolio - Bond Fund
  MAV with no optional riders                     $101.18   $135.38   $172.16   $241.45   $ 21.18   $ 65.38   $112.16   $241.45
  MAV with optional BP                             103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
  MAV with optional BPP                            105.28    147.72    192.79    282.82     25.28     77.72    132.79    282.82
  ROP with no optional riders                      100.15    132.28    166.95    230.85     20.15     62.28    106.95    230.85
  ROP with optional BP                             102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
  ROP with optional BPP                            104.25    144.64    187.66    272.63     24.25     74.64    127.66    272.63
AXP(R) Variable Portfolio -
Cash Management Fund
  MAV with no optional riders                       99.95    131.66    165.91    228.72     19.95     61.66    105.91    228.72
  MAV with optional BP                             102.51    139.40    178.91    255.08     22.51     69.40    118.91    255.08
  MAV with optional BPP                            104.05    144.03    186.64    270.58     24.05     74.03    126.64    270.58
  ROP with no optional riders                       98.92    128.55    160.67    217.99     18.92     58.55    100.67    217.99
  ROP with optional BP                             101.48    136.31    173.72    244.61     21.48     66.31    113.72    244.61
  ROP with optional BPP                            103.02    140.94    181.49    260.27     23.02     70.94    121.49    260.27
AXP(R) Variable Portfolio -
Diversified Equity Income Fund
  MAV with no optional riders                      102.30    138.78    177.87    252.99     22.30     68.78    117.87    252.99
  MAV with optional BP                             104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
  MAV with optional BPP                            106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92
  ROP with no optional riders                      101.28    135.69    172.68    242.51     21.28     65.69    112.68    242.51
  ROP with optional BP                             103.84    143.41    185.61    268.53     23.84     73.41    125.61    268.53
  ROP with optional BPP                            105.38    148.03    193.30    283.84     25.38     78.03    133.30    283.84
AXP(R) Variable Portfolio -
NEW DIMENSIONS FUND(R)
  MAV with no optional riders                      101.07    135.07    171.64    240.40     21.07     65.07    111.64    240.40
  MAV with optional BP                             103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
  MAV with optional BPP                            105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  ROP with no optional riders                      100.05    131.97    166.43    229.79     20.05     61.97    106.43    229.79
  ROP with optional BP                             102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
  ROP with optional BPP                            104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
AXP(R) Variable Portfolio -
Partners Small Cap Value Fund
  MAV with no optional riders                      108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BP                             110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09
  MAV with optional BPP                            112.45    169.07    228.05    351.38     32.45     99.07    168.05    351.38
  ROP with no optional riders                      107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BP                             109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with optional BPP                            111.43    166.04    223.08    341.88     31.43     96.04    163.08    341.88
AIM V.I. Basic Value Fund, Series II
  MAV with no optional riders                      107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
  MAV with optional BP                             110.40    163.00    218.08    332.28     30.40     93.00    158.08    332.28
  MAV with optional BPP                            111.94    167.56    225.57    346.64     31.94     97.56    165.57    346.64
  ROP with no optional riders                      106.81    152.32    200.43    297.92     26.81     82.32    140.43    297.92
  ROP with optional BP                             109.38    159.96    213.07    322.58     29.38     89.96    153.07    322.58
  ROP with optional BPP                            110.91    164.52    220.58    337.09     30.91     94.52    160.58    337.09


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS
                                       91

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                         NO WITHDRAWAL OR SELECTION
                                                   A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                    END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                             1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------    -------   -------   --------   ------   -------   -------   --------
Evergreen VA Blue Chip Fund - Class 2
  MAV with no optional riders                $105.48   $148.33   $193.81   $284.85   $ 25.48   $ 78.33   $133.81   $284.85
  MAV with optional BP                        108.04    155.99    206.51    309.83     28.04     85.99    146.51    309.83
  MAV with optional BPP                       109.58    160.57    214.07    324.53     29.58     90.57    154.07    324.53
  ROP with no optional riders                 104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
  ROP with optional BP                        107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91
  ROP with optional BPP                       108.56    157.52    209.04    314.76     28.56     87.52    149.04    314.76
Evergreen VA Capital Growth Fund - Class 2
  MAV with no optional riders                 104.56    145.57    189.20    275.70     24.56     75.57    129.20    275.70
  MAV with optional BP                        107.12    153.24    201.96    300.91     27.12     83.24    141.96    300.91
  MAV with optional BPP                       108.66    157.82    209.54    315.74     28.66     87.82    149.54    315.74
  ROP with no optional riders                 103.53    142.49    184.07    265.44     23.53     72.49    124.07    265.44
  ROP with optional BP                        106.10    150.18    196.87    290.90     26.10     80.18    136.87    290.90
  ROP with optional BPP                       107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
Evergreen VA Core Bond Fund - Class 2
  MAV with no optional riders                 101.89    137.55    175.80    248.81     21.89     67.55    115.80    248.81
  MAV with optional BP                        104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
  MAV with optional BPP                       105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
  ROP with no optional riders                 100.87    134.45    170.60    238.28     20.87     64.45    110.60    238.28
  ROP with optional BP                        103.43    142.18    183.55    264.41     23.43     72.18    123.55    264.41
  ROP with optional BPP                       104.97    146.80    191.25    279.78     24.97     76.80    131.25    279.78
Evergreen VA Equity Index Fund - Class 2
  MAV with no optional riders                  98.61    127.61    159.10    214.76     18.61     57.61     99.10    214.76
  MAV with optional BP                        101.18    135.38    172.16    241.45     21.18     65.38    112.16    241.45
  MAV with optional BPP                       102.71    140.02    179.94    257.16     22.71     70.02    119.94    257.16
  ROP with no optional riders                  97.59    124.50    153.83    203.89     17.59     54.50     93.83    203.89
  ROP with optional BP                        100.15    132.28    166.95    230.85     20.15     62.28    106.95    230.85
  ROP with optional BPP                       101.69    136.93    174.76    246.71     21.69     66.93    114.76    246.71
Evergreen VA Foundation Fund - Class 2
  MAV with no optional riders                 105.07    147.11    191.77    280.79     25.07     77.11    131.77    280.79
  MAV with optional BP                        107.63    154.77    204.49    305.88     27.63     84.77    144.49    305.88
  MAV with optional BPP                       109.17    159.35    212.06    320.63     29.17     89.35    152.06    320.63
  ROP with no optional riders                 104.05    144.03    186.64    270.58     24.05     74.03    126.64    270.58
  ROP with optional BP                        106.61    151.71    199.42    295.92     26.61     81.71    139.42    295.92
  ROP with optional BPP                       108.15    156.30    207.02    310.82     28.15     86.30    147.02    310.82
Evergreen VA Global Leaders Fund - Class 2
  MAV with no optional riders                 105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
  MAV with optional BP                        108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BPP                       109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with no optional riders                 104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
  ROP with optional BP                        107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BPP                       108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE          OF AN ANNUITY PAYOUT PLAN AT THE
                                                           END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                                   1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------    -------   -------   --------   ------   -------   -------   --------
Evergreen VA Growth Fund - Class 2
  MAV with no optional riders                      $104.76   $146.18   $190.23   $277.74   $ 24.76   $ 76.18   $130.23   $277.74
  MAV with optional BP                              107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  MAV with optional BPP                             108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
  ROP with no optional riders                       103.74    143.10    185.10    267.50     23.74     73.10    125.10    267.50
  ROP with optional BP                              106.30    150.79    197.89    292.91     26.30     80.79    137.89    292.91
  ROP with optional BPP                             107.84    155.38    205.50    307.86     27.84     85.38    145.50    307.86
Evergreen VA High Income Fund - Class 2
  MAV with no optional riders                       105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89
  MAV with optional BP                              108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77
  MAV with optional BPP                             109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41
  ROP with no optional riders                       104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
  ROP with optional BP                              107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
  ROP with optional BPP                             108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
Evergreen VA International Growth Fund - Class 2
  MAV with no optional riders                       105.89    149.56    195.85    288.89     25.89     79.56    135.85    288.89
  MAV with optional BP                              108.45    157.21    208.53    313.77     28.45     87.21    148.53    313.77
  MAV with optional BPP                             109.99    161.79    216.08    328.41     29.99     91.79    156.08    328.41
  ROP with no optional riders                       104.87    146.49    190.74    278.76     24.87     76.49    130.74    278.76
  ROP with optional BP                              107.43    154.16    203.48    303.89     27.43     84.16    143.48    303.89
  ROP with optional BPP                             108.97    158.74    211.05    318.68     28.97     88.74    151.05    318.68
Evergreen VA Masters Fund - Class 2
  MAV with no optional riders                       105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
  MAV with optional BP                              108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BPP                             109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with no optional riders                       104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
  ROP with optional BP                              107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BPP                             108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70
Evergreen VA Omega Fund - Class 2
  MAV with no optional riders                       102.92    140.64    180.97    259.24     22.92     70.64    120.97    259.24
  MAV with optional BP                              105.48    148.33    193.81    284.85     25.48     78.33    133.81    284.85
  MAV with optional BPP                             107.02    152.93    201.45    299.91     27.02     82.93    141.45    299.91
  ROP with no optional riders                       101.89    137.55    175.80    248.81     21.89     67.55    115.80    248.81
  ROP with optional BP                              104.46    145.26    188.69    274.68     24.46     75.26    128.69    274.68
  ROP with optional BPP                             105.99    149.87    196.36    289.90     25.99     79.87    136.36    289.90
Evergreen VA Small Cap Value Fund - Class 2
  MAV with no optional riders                       105.79    149.26    195.34    287.88     25.79     79.26    135.34    287.88
  MAV with optional BP                              108.35    156.91    208.03    312.79     28.35     86.91    148.03    312.79
  MAV with optional BPP                             109.89    161.48    215.58    327.44     29.89     91.48    155.58    327.44
  ROP with no optional riders                       104.76    146.18    190.23    277.74     24.76     76.18    130.23    277.74
  ROP with optional BP                              107.33    153.85    202.97    302.90     27.33     83.85    142.97    302.90
  ROP with optional BPP                             108.86    158.44    210.55    317.70     28.86     88.44    150.55    317.70


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                            A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                             END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                      ------    -------   -------   --------   ------   -------   -------   --------
Evergreen VA Strategic Income Fund - Class 2
  MAV with no optional riders                         $103.84   $143.41   $185.61   $268.53   $ 23.84   $ 73.41   $125.61   $268.53
  MAV with optional BP                                 106.40    151.10    198.40    293.92     26.40     81.10    138.40    293.92
  MAV with optional BPP                                107.94    155.69    206.01    308.85     27.94     85.69    146.01    308.85
  ROP with no optional riders                          102.82    140.33    180.46    258.20     22.82     70.33    120.46    258.20
  ROP with optional BP                                 105.38    148.03    193.30    283.84     25.38     78.03    133.30    283.84
  ROP with optional BPP                                106.92    152.63    200.94    298.92     26.92     82.63    140.94    298.92
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
  MAV with no optional riders                          102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
  MAV with optional BP                                 105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  MAV with optional BPP                                106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
  ROP with no optional riders                          101.59    136.62    174.24    245.66     21.59     66.62    114.24    245.66
  ROP with optional BP                                 104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
  ROP with optional BPP                                105.69    148.95    194.83    286.87     25.69     78.95    134.83    286.87
FTVIPT Mutual Shares Securities Fund - Class 2
  MAV with no optional riders                          103.64    142.80    184.58    266.47     23.64     72.80    124.58    266.47
  MAV with optional BP                                 106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
  MAV with optional BPP                                107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
  ROP with no optional riders                          102.61    139.71    179.42    256.12     22.61     69.71    119.42    256.12
  ROP with optional BP                                 105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  ROP with optional BPP                                106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
Oppenheimer Main Street Small Cap Fund/VA,
Service Shares
  MAV with no optional riders                          106.20    150.48    197.38    291.91     26.20     80.48    137.38    291.91
  MAV with optional BP                                 108.76    158.13    210.05    316.72     28.76     88.13    150.05    316.72
  MAV with optional BPP                                110.30    162.70    217.58    331.31     30.30     92.70    157.58    331.31
  ROP with no optional riders                          105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  ROP with optional BP                                 107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
  ROP with optional BPP                                109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
Putnam VT International Growth Fund - Class IB Shares
  MAV with no optional riders                          105.17    147.41    192.28    281.81     25.17     77.41    132.28    281.81
  MAV with optional BP                                 107.74    155.08    205.00    306.87     27.74     85.08    145.00    306.87
  MAV with optional BPP                                109.27    159.65    212.56    321.61     29.27     89.65    152.56    321.61
  ROP with no optional riders                          104.15    144.34    187.15    271.61     24.15     74.34    127.15    271.61
  ROP with optional BP                                 106.71    152.02    199.92    296.92     26.71     82.02    139.92    296.92
  ROP with optional BPP                                108.25    156.60    207.52    311.81     28.25     86.60    147.52    311.81

* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                          PW X RP
     RPA ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                            CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.
          CV = the contract value on the date of (but prior to) the partial withdrawal.
         RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                          PW X EPA   EPA
     EPA ADJUSTED PARTIAL WITHDRAWALS  =  -------- X ---
                                            CV       RPA

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.
          CV = the contract value on the date of (but prior to) the partial withdrawal.
         EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
         RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.

-    Contract values before any partial withdrawals are shown below.

-    On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                  TOTAL PURCHASE PAYMENTS      CONTRACT VALUE
-----------------------------------------------------------------
Jan. 1, 2002                $100,000                  $100,000
Jan. 1, 2003                 100,000                   110,000
Jan. 1, 2004                 100,000                   115,000
Jan. 1, 2005                 100,000                   120,000
Jan. 1, 2006                 100,000                   115,000
Jan. 1, 2007                 100,000                   120,000
Jan. 1, 2008                 200,000                   225,000
Jan. 1, 2009                 200,000                   230,000
Jan. 1, 2010                 200,000                   235,000
Jan. 1, 2011                 200,000                   230,000
Jan. 1, 2012                 200,000                   235,000


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:

     RPA before the partial withdrawal =                                    RPA adjusted partial withdrawal =
                                                                            $10,000 X $100,000
     total purchase payments made prior to the partial withdrawal           ------------------ = $8,333
     minus the RPA adjusted partial withdrawals for all previous                 $120,000
     partial withdrawals = $100,000 - 0 = $100,000

     For the second partial withdrawal on Jan. 1, 2010:

     RPA before the partial withdrawal =                                    RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal           $10,000 X $191,667
                                                                            ------------------ = $8,156
     minus the RPA adjusted partial withdrawals for all previous                 $235,000
     partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:

     EPA before the partial withdrawal =                                    EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal           $10,000 X $100,000   $100,000
                                                                            ------------------ X -------- = $8,156
     AND the five-year exclusion period minus the EPA adjusted                  $120,000         $100,000
     partial withdrawals for all previous partial
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:

     EPA before the partial withdrawal =                                    EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal           $10,000 X $91,844   $ 91,844
                                                                            ----------------- X -------- = $1,873
     AND the five-year exclusion period minus the EPA                            $235,000       $191,667
     adjusted partial withdrawals for all previous partial
     withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,156 + $1,873 = $10,029


             EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  45276 A (7/02)

EVERGREEN

NEW SOLUTIONS VARIABLE ANNUITY

ISSUED BY:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
PROSPECTUS

JULY 19, 2002

FOR CONTRACTS PURCHASED IN PENNSYLVANIA: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

FOR CONTRACTS PURCHASED IN ALL OTHER STATES: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

    -  American Express(R) Variable Portfolio Funds

    -  AIM Variable Insurance Funds, Series 2

    -  Alliance Variable Products Series Fund (Class B)

    -  Evergreen Variable Annuity Trust - Class 2

    -  Fidelity(R) Variable Insurance Products - Service Class 2

    - Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

    -  MFS(R) Variable Insurance Trust(SM) - Service Class

    -  Oppenheimer Variable Account Funds, Service Shares

    -  Putnam Variable Trust - Class IB Shares

    -  Van Kampen Life Investment Trust - Class II

    -  Van Kampen Universal Institutional Funds, Inc.

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

    KEY TERMS                                                                 3
    THE CONTRACT IN BRIEF                                                     4
    EXPENSE SUMMARY                                                           6
    CONDENSED FINANCIAL INFORMATION (UNAUDITED)                              37
    FINANCIAL STATEMENTS                                                     41
    PERFORMANCE INFORMATION                                                  42
    THE VARIABLE ACCOUNT AND THE FUNDS                                       43
    GUARANTEE PERIOD ACCOUNTS (GPAS)                                         50
    THE ONE-YEAR FIXED ACCOUNT                                               52
    BUYING YOUR CONTRACT                                                     53
    CHARGES                                                                  55
    VALUING YOUR INVESTMENT                                                  59
    MAKING THE MOST OF YOUR CONTRACT                                         60
    WITHDRAWALS                                                              64
    TSA-- SPECIAL WITHDRAWAL PROVISIONS                                      64
    CHANGING OWNERSHIP                                                       65
    BENEFITS IN CASE OF DEATH                                                65
    OPTIONAL BENEFITS                                                        68
    THE ANNUITY PAYOUT PERIOD                                                76
    TAXES                                                                    78
    VOTING RIGHTS                                                            80
    SUBSTITUTION OF INVESTMENTS                                              80
    ABOUT THE SERVICE PROVIDERS                                              80
    ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                    81
    DIRECTORS AND EXECUTIVE OFFICERS                                         85
    EXPERTS                                                                  86
    AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
      FINANCIAL INFORMATION                                                  87
    TABLE OF CONTENTS OF THE
      STATEMENT OF ADDITIONAL INFORMATION                                   104
    APPENDIX A: EXPENSE EXAMPLES FOR THE
      PERFORMANCE CREDIT RIDER                                              105
    APPENDIX B: PERFORMANCE CREDIT RIDER
      ADJUSTED PARTIAL WITHDRAWAL                                           123


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS)(1),(2): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) Not available under contracts purchased in Pennsylvania.
(2) The GPAs are not available under contracts issued in Maryland.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 43)

- the GPAs(1),(2) and the one-year fixed account(1), which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 50)

(1) Not available under contracts issued in Pennsylvania.
(2) The GPAs are not available under contracts issued in Maryland.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 53)

MINIMUM INITIAL PURCHASE PAYMENTS

  If paying by Systematic Investment Plan:

     $50 initial payment.
     $50 for additional payments.

  If paying by any other method:

     $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
     $2,000 initial payment for contracts issued in all other states.
     $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):

     $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 62)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 64)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 65)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 65)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 68)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 76)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 78)

CHARGES: We assess certain charges in connection with your contract (p. 55):

-    $40 annual contract administrative charge;

- if you select the Guaranteed Minimum Income Benefit Rider(1) (GMIB), an annual fee (currently 0.30%) based on the adjusted contract value;

- if you select the Performance Credit Rider(1) (PCR), an annual fee of 0.15% of the contract value;

- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- the total variable account expenses (if you make allocations to one or more subaccounts):

                                                      VARIABLE ACCOUNT         TOTAL MORTALITY AND        TOTAL VARIABLE
                                                    ADMINISTRATIVE CHARGE       EXPENSE RISK FEE          ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
       Return of Purchase Payment death benefit             0.15%                     0.85%                  1.00%
       Maximum Anniversary Value death benefit(3)           0.15                      0.95                   1.10

NONQUALIFIED ANNUITIES:

       Return of Purchase Payment death benefit             0.15                      1.10                   1.25
       Maximum Anniversary Value death benefit(3)           0.15                      1.20                   1.35

(1) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

(2) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

(3) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

           YEARS FROM PURCHASE                WITHDRAWAL CHARGE
             PAYMENT RECEIPT                     PERCENTAGE
                    1                                  8%
                    2                                  8
                    3                                  7
                    4                                  7
                    5                                  6
                    6                                  5
                    7                                  3
                    Thereafter                         0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges-- Withdrawal Charge" p. 48 and "The Annuity Payout Period-- Annuity Payout Plans" p. 68).

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                                           $40*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                                             0.30%
(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                                             0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                              0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:                    0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                      VARIABLE ACCOUNT          TOTAL MORTALITY AND     TOTAL VARIABLE
                                                    ADMINISTRATIVE CHARGE        EXPENSE RISK FEE       ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
    Return of Purchase Payment death benefit                0.15%                     0.85%                  1.00%
    Maximum Anniversary Value death benefit                 0.15                      0.95                   1.10

NONQUALIFIED ANNUITIES:
    Return of Purchase Payment death benefit                0.15                      1.10                   1.25
    Maximum Anniversary Value death benefit                 0.15                      1.20                   1.35


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                        MANAGEMENT        12b-1          OTHER
                                                           FEES           FEES          EXPENSES              TOTAL
AXP(R) Variable Portfolio -
           Bond Fund                                       .60%            .13%           .07%               .80%(1)
           Cash Management Fund                            .51             .13            .04                 .68(1)
           Diversified Equity Income Fund                  .55             .13            .23                 .91(2)
           Equity Select Fund                              .64             .13            .33                1.10(2)
           Federal Income Fund                             .61             .13            .10                 .84(2)
           NEW DIMENSIONS FUND(R)                          .60             .13            .06                 .79(1)
           Partners Small Cap Value Fund                  1.02             .13            .35                1.50(2)
AIM V.I.
           Basic Value Fund, Series II                     .63             .25            .57                1.45(3),(4)
           Capital Appreciation Fund, Series II            .61             .25            .24                1.10(3)
           Capital Development Fund, Series II             .75             .25            .41                1.41(3)
Alliance VP
           Growth and Income Portfolio (Class B)           .63             .25            .04                 .92(5)
           Premier Growth Portfolio (Class B)             1.00             .25            .04                1.29(5)
           Technology Portfolio (Class B)                 1.00             .25            .08                1.33(5)
Evergreen VA
           Blue Chip Fund - Class 2                        .61             .25            .36                1.22(6)
           Capital Growth Fund - Class 2                   .64             .25            .24                1.13(6)
           Core Bond Fund - Class 2                        .32             .25            .30                 .87(7)
           Equity Index Fund - Class 2                     .08             .25            .22                 .55(6)
           Foundation Fund - Class 2                       .75             .25            .18                1.18(6)
           Fund - Class 2                                  .75             .25            .20                1.20(6)
           Global Leaders Fund - Class 2                   .72             .25            .28                1.25(6)
           Growth Fund - Class 2                           .70             .25            .20                1.15(6)
           Growth and Income Fund - Class 2                .75             .25            .20                1.20(6)
           High Income Fund - Class 2                      .49             .25            .52                1.26(6)
           International Growth Fund - Class 2             .03             .25            .98                1.26(6)
           Masters Fund - Class 2                          .81             .25            .19                1.25(6)
           Omega Fund - Class 2                            .52             .25            .20                 .97(6)
           Small Cap Value Fund - Class 2                  .80             .25            .20                1.25(6)
           Special Equity Fund - Class 2                   .80             .25            .23                1.28(6)
           Strategic Income Fund - Class 2                 .51             .25            .30                1.06(6)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (CONTINUED)


                                                                            MANAGEMENT      12b-1      OTHER
                                                                               FEES         FEES      EXPENSES     TOTAL
Fidelity(R) VIP
           Contrafund(R) Portfolio Service Class 2                             .58%         .25%        .11%       .94%(8)
           Growth Portfolio Service Class 2                                    .58          .25         .10        .93(8)
           Mid Cap Portfolio Service Class 2                                   .58          .25         .11        .94(8)
FTVIPT
           Franklin Small Cap Value Securities Fund - Class 2                  .57          .25         .20       1.02(9),(10)
           Mutual Shares Securities Fund - Class 2                             .60          .25         .19       1.04(9)
           Templeton Foreign Securities Fund - Class 2                         .68          .25         .22       1.15(9),(10),(11)
MFS(R)
           New Discovery Series - Service Class                                .90          .25         .16       1.31(12),(13),(14)
           Total Return Series - Service Class                                 .75          .25         .14       1.14(12),(13)
           Utilities Series - Service Class                                    .75          .25         .18       1.18(12),(13)
Oppenheimer Variable Account Funds
           Capital Appreciation Fund/VA, Service Shares                        .64          .25         .02        .91(15)
           Global Securities Fund/VA, Service Shares                           .64          .25         .06        .95(15)
           Main Street Small Cap Fund/VA, Service Shares                       .75          .25         .29       1.29(15)
           Strategic Bond Fund/VA, Service Shares                              .74          .25         .03       1.02(15)
Putnam Variable Trust
           Putnam VT Growth and Income Fund - Class IB Shares                  .46          .25         .05        .76(16)
           Putnam VT Health Sciences Fund - Class IB Shares                    .70          .25         .09       1.04(16)
           Putnam VT International Growth Fund - Class IB Shares               .76          .25         .18       1.19(16)
Van Kampen
           Life Investment Trust Comstock Portfolio Class II Shares            .60          .25         .21       1.06(5)
           Life Investment Trust Growth and Income Portfolio Class II Shares   .60          .25         .15       1.00(5)
           UIF U.S. Real Estate Portfolio                                      .75           --         .35       1.10(17)


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.22% and 2.99% for AXP(R) Variable Portfolio - Equity Select Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund and 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Advantage Fund.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.

(5) Figures in "Management fees," "12b-1 fees." "Other expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2001.

(6) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2001. The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the fund for certain of its expenses in order to reduce expense ratios. The fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.32% and 0.79% for Evergreen VA Equity Index Fund - Class 2, 0.87% and 1.40% for Evergreen VA Global Leaders Fund - Class 2, 0.70% and 1.47% for Evergreen VA High Income Fund - Class 2, 0.66% and 1.89% for Evergreen VA International Growth Fund - Class 2, 0.87% and 1.31% for Evergreen VA Masters Fund - Class 2, 0.87% and 1.32% for Evergreen VA Small Cap Value Fund - Class 2 and 0.92% and 1.40% for Evergreen VA Special Equity Fund - Class 2. Including waivers and/or 12b-1 fee reimbursements, "Management fees" and "Total" would be 0.80% and 1.29% for Evergreen VA Capital Growth Fund - Class 2.

(7)  These expenses are estimated for the fiscal year ending Dec. 31, 2002.

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(9) The fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(10) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements, "Management fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(12) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.

(14) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(15) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.

(16) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(17) The management fee has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent the total operating expenses exceed 1.10% for U.S. Real Estate. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management fees," "Other expenses," and "Total" would have been 0.80%, 0.35% and 1.15% for U.S. Real Estate. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Maximum Anniversary Value (MAV) death benefit rider. Under each fund you will find an example showing:

1)   the base contract with no optional riders,

2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),

3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),

4) the contract with selection of the optional Guaranteed Minimum Income Benefit (GMIB),

5)   the contract with selection of the optional GMIB and BP riders, and

6)   the contract with selection of the optional GMIB and BPP riders.

Next we show expenses for a nonqualified annuity assuming selection of the Return of Purchase Payment (ROP) death benefit. Under each fund you will find an example showing:

1)   the base contract with no optional riders,

2)   the contract with selection of the optional BP rider, and

3)   the contract with selection of the optional BPP rider.

We follow this information with expenses for a qualified annuity and selection of the MAV death benefit rider and then with expenses for a qualified annuity and selection of the ROP death benefit. For information on expenses associated with selection of the Performance Credit Rider, please see Appendix A.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ...



                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        base contract with no optional riders                 $102.20  $138.47   $177.35   $251.95
        optional BP                                            104.76   146.18    190.23    277.74
        optional BPP                                           106.30   150.79    197.89    292.91
        optional GMIB                                          105.28   147.72    192.79    282.82
        optional GMIB and BP                                   107.84   155.38    205.50    307.86
        optional GMIB and BPP                                  109.38   159.96    213.07    322.58
AXP(R) Variable Portfolio - Cash Management Fund
        base contract with no optional riders                  100.97   134.76    171.12    239.34
        optional BP                                            103.53   142.49    184.07    265.44
        optional BPP                                           105.07   147.11    191.77    280.79
        optional GMIB                                          104.05   144.03    186.64    270.58
        optional GMIB and BP                                   106.61   151.71    199.42    295.92
        optional GMIB and BPP                                  108.15   156.30    207.02    310.82
AXP(R) Variable Portfolio - Diversified Equity Income Fund
        base contract with no optional riders                  103.33   141.87    183.04    263.38
        optional BP                                            105.89   149.56    195.85    288.89
        optional BPP                                           107.43   154.16    203.48    303.89
        optional GMIB                                          106.40   151.10    198.40    293.92
        optional GMIB and BP                                   108.97   158.74    211.05    318.68
        optional GMIB and BPP                                  110.50   163.31    218.58    333.24


                                                                    NO WITHDRAWAL OR SELECTION
                                                                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                                      END OF EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        base contract with no optional riders                  $22.20   $68.47   $117.35   $251.95
        optional BP                                             24.76    76.18    130.23    277.74
        optional BPP                                            26.30    80.79    137.89    292.91
        optional GMIB                                           25.28    77.72    132.79    282.82
        optional GMIB and BP                                    27.84    85.38    145.50    307.86
        optional GMIB and BPP                                   29.38    89.96    153.07    322.58
AXP(R) Variable Portfolio - Cash Management Fund
        base contract with no optional riders                   20.97    64.76    111.12    239.34
        optional BP                                             23.53    72.49    124.07    265.44
        optional BPP                                            25.07    77.11    131.77    280.79
        optional GMIB                                           24.05    74.03    126.64    270.58
        optional GMIB and BP                                    26.61    81.71    139.42    295.92
        optional GMIB and BPP                                   28.15    86.30    147.02    310.82
AXP(R) Variable Portfolio - Diversified Equity Income Fund
        base contract with no optional riders                   23.33    71.87    123.04    263.38
        optional BP                                             25.89    79.56    135.85    288.89
        optional BPP                                            27.43    84.16    143.48    303.89
        optional GMIB                                           26.40    81.10    138.40    293.92
        optional GMIB and BP                                    28.97    88.74    151.05    318.68
        optional GMIB and BPP                                   30.50    93.31    158.58    333.24


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Equity Select Fund
        base contract with no optional riders                 $105.28  $147.72   $192.79   $282.82
        optional BP                                            107.84   155.38    205.50    307.86
        optional BPP                                           109.38   159.96    213.07    322.58
        optional GMIB                                          108.35   156.91    208.03    312.79
        optional GMIB and BP                                   110.91   164.52    220.58    337.09
        optional GMIB and BPP                                  112.45   169.07    228.05    351.38
AXP(R) Variable Portfolio - Federal Income Fund
        base contract with no optional riders                  102.61   139.71    179.42    256.12
        optional BP                                            105.17   147.41    192.28    281.81
        optional BPP                                           106.71   152.02    199.92    296.92
        optional GMIB                                          105.69   148.95    194.83    286.87
        optional GMIB and BP                                   108.25   156.60    207.52    311.81
        optional GMIB and BPP                                  109.79   161.18    215.08    326.47
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        base contract with no optional riders                  102.10   138.16    176.84    250.90
        optional BP                                            104.66   145.88    189.72    276.72
        optional BPP                                           106.20   150.48    197.38    291.91
        optional GMIB                                          105.17   147.41    192.28    281.81
        optional GMIB and BP                                   107.74   155.08    205.00    306.87
        optional GMIB and BPP                                  109.27   159.65    212.56    321.61
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
        base contract with no optional riders                  109.38   159.96    213.07    322.58
        optional BP                                            111.94   167.56    225.57    346.64
        optional BPP                                           113.48   172.10    233.01    360.79
        optional GMIB                                          112.45   169.07    228.05    351.38
        optional GMIB and BP                                   115.01   176.62    240.40    374.72
        optional GMIB and BPP                                  116.55   181.14    247.74    388.45
AIM V.I. Basic Value Fund, Series II
        base contract with no optional riders                  108.86   158.44    210.55    317.70
        optional BP                                            111.43   166.04    223.08    341.88
        optional BPP                                           112.96   170.59    230.53    356.09
        optional GMIB                                          111.94   167.56    225.57    346.64
        optional GMIB and BP                                   114.50   175.12    237.94    370.10
        optional GMIB and BPP                                  116.04   179.63    245.30    383.90
AIM V.I. Capital Appreciation Fund, Series II
        base contract with no optional riders                  105.28   147.72    192.79    282.82
        optional BP                                            107.84   155.38    205.50    307.86
        optional BPP                                           109.38   159.96    213.07    322.58
        optional GMIB                                          108.35   156.91    208.03    312.79
        optional GMIB and BP                                   110.91   164.52    220.58    337.09
        optional GMIB and BPP                                  112.45   169.07    228.05    351.38


                                                                     NO WITHDRAWAL OR SELECTION
                                                                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                                       END OF EACH TIME PERIOD
                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Equity Select Fund
        base contract with no optional riders                   $25.28  $ 77.72   $132.79  $282.82
        optional BP                                              27.84    85.38    145.50   307.86
        optional BPP                                             29.38    89.96    153.07   322.58
        optional GMIB                                            28.35    86.91    148.03   312.79
        optional GMIB and BP                                     30.91    94.52    160.58   337.09
        optional GMIB and BPP                                    32.45    99.07    168.05   351.38
AXP(R) Variable Portfolio - Federal Income Fund
        base contract with no optional riders                    22.61    69.71    119.42   256.12
        optional BP                                              25.17    77.41    132.28   281.81
        optional BPP                                             26.71    82.02    139.92   296.92
        optional GMIB                                            25.69    78.95    134.83   286.87
        optional GMIB and BP                                     28.25    86.60    147.52   311.81
        optional GMIB and BPP                                    29.79    91.18    155.08   326.47
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        base contract with no optional riders                    22.10    68.16    116.84   250.90
        optional BP                                              24.66    75.88    129.72   276.72
        optional BPP                                             26.20    80.48    137.38   291.91
        optional GMIB                                            25.17    77.41    132.28   281.81
        optional GMIB and BP                                     27.74    85.08    145.00   306.87
        optional GMIB and BPP                                    29.27    89.65    152.56   321.61
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
        base contract with no optional riders                    29.38    89.96    153.07   322.58
        optional BP                                              31.94    97.56    165.57   346.64
        optional BPP                                             33.48   102.10    173.01   360.79
        optional GMIB                                            32.45    99.07    168.05   351.38
        optional GMIB and BP                                     35.01   106.62    180.40   374.72
        optional GMIB and BPP                                    36.55   111.14    187.74   388.45
AIM V.I. Basic Value Fund, Series II
        base contract with no optional riders                    28.86    88.44    150.55   317.70
        optional BP                                              31.43    96.04    163.08   341.88
        optional BPP                                             32.96   100.59    170.53   356.09
        optional GMIB                                            31.94    97.56    165.57   346.64
        optional GMIB and BP                                     34.50   105.12    177.94   370.10
        optional GMIB and BPP                                    36.04   109.63    185.30   383.90
AIM V.I. Capital Appreciation Fund, Series II
        base contract with no optional riders                    25.28    77.72    132.79   282.82
        optional BP                                              27.84    85.38    145.50   307.86
        optional BPP                                             29.38    89.96    153.07   322.58
        optional GMIB                                            28.35    86.91    148.03   312.79
        optional GMIB and BP                                     30.91    94.52    160.58   337.09
        optional GMIB and BPP                                    32.45    99.07    168.05   351.38


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                  $108.45  $157.21   $208.53   $313.77
       optional BP                                             111.02   164.83    221.08    338.05
       optional BPP                                            112.55   169.38    228.55    352.32
       optional GMIB                                           111.53   166.34    223.58    342.83
       optional GMIB and BP                                    114.09   173.91    235.97    366.39
       optional GMIB and BPP                                   115.63   178.43    243.34    380.24
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                   103.43   142.18    183.55    264.41
       optional BP                                             105.99   149.87    196.36    289.90
       optional BPP                                            107.53   154.46    203.98    304.89
       optional GMIB                                           106.51   151.40    198.91    294.92
       optional GMIB and BP                                    109.07   159.05    211.56    319.66
       optional GMIB and BPP                                   110.61   163.61    219.08    334.20
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                   107.22   153.55    202.46    301.91
       optional BP                                             109.79   161.18    215.08    326.47
       optional BPP                                            111.32   165.74    222.58    340.92
       optional GMIB                                           110.30   162.70    217.58    331.31
       optional GMIB and BP                                    112.86   170.28    230.04    355.15
       optional GMIB and BPP                                   114.40   174.82    237.45    369.17
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                   107.63   154.77    204.49    305.88
       optional BP                                             110.20   162.40    217.08    330.35
       optional BPP                                            111.73   166.95    224.57    344.74
       optional GMIB                                           110.71   163.92    219.58    335.17
       optional GMIB and BP                                    113.27   171.49    232.02    358.91
       optional GMIB and BPP                                   114.81   176.02    239.41    372.88
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                   106.51   151.40    198.91    294.92
       optional BP                                             109.07   159.05    211.56    319.66
       optional BPP                                            110.61   163.61    219.08    334.20
       optional GMIB                                           109.58   160.57    214.07    324.53
       optional GMIB and BP                                    112.14   168.16    226.56    348.54
       optional GMIB and BPP                                   113.68   172.70    233.99    362.66
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                   105.58   148.64    194.32    285.86
       optional BP                                             108.15   156.30    207.02    310.82
       optional BPP                                            109.68   160.87    214.57    325.50
       optional GMIB                                           108.66   157.82    209.54    315.74
       optional GMIB and BP                                    111.22   165.43    222.08    339.96
       optional GMIB and BPP                                   112.76   169.98    229.54    354.21


                                                                      NO WITHDRAWAL OR SELECTION
                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                        END OF EACH TIME PERIOD
                                                                 1 YEAR  3 YEARS   5 YEARS  10 YEARS
AIM V.I. Capital Development Fund, Series II
       base contract with no optional riders                     $28.45  $  87.21  $148.53  $313.77
       optional BP                                                31.02     94.83   161.08   338.05
       optional BPP                                               32.55     99.38   168.55   352.32
       optional GMIB                                              31.53     96.34   163.58   342.83
       optional GMIB and BP                                       34.09    103.91   175.97   366.39
       optional GMIB and BPP                                      35.63    108.43   183.34   380.24
Alliance VP Growth and Income Portfolio (Class B)
       base contract with no optional riders                      23.43     72.18   123.55   264.41
       optional BP                                                25.99     79.87   136.36   289.90
       optional BPP                                               27.53     84.46   143.98   304.89
       optional GMIB                                              26.51     81.40   138.91   294.92
       optional GMIB and BP                                       29.07     89.05   151.56   319.66
       optional GMIB and BPP                                      30.61     93.61   159.08   334.20
Alliance VP Premier Growth Portfolio (Class B)
       base contract with no optional riders                      27.22     83.55   142.46   301.91
       optional BP                                                29.79     91.18   155.08   326.47
       optional BPP                                               31.32     95.74   162.58   340.92
       optional GMIB                                              30.30     92.70   157.58   331.31
       optional GMIB and BP                                       32.86    100.28   170.04   355.15
       optional GMIB and BPP                                      34.40    104.82   177.45   369.17
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                      27.63     84.77   144.49   305.88
       optional BP                                                30.20     92.40   157.08   330.35
       optional BPP                                               31.73     96.95   164.57   344.74
       optional GMIB                                              30.71     93.92   159.58   335.17
       optional GMIB and BP                                       33.27    101.49   172.02   358.91
       optional GMIB and BPP                                      34.81    106.02   179.41   372.88
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                      26.51     81.40   138.91   294.92
       optional BP                                                29.07     89.05   151.56   319.66
       optional BPP                                               30.61     93.61   159.08   334.20
       optional GMIB                                              29.58     90.57   154.07   324.53
       optional GMIB and BP                                       32.14     98.16   166.56   348.54
       optional GMIB and BPP                                      33.68    102.70   173.99   362.66
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                      25.58     78.64   134.32   285.86
       optional BP                                                28.15     86.30   147.02   310.82
       optional BPP                                               29.68     90.87   154.57   325.50
       optional GMIB                                              28.66     87.82   149.54   315.74
       optional GMIB and BP                                       31.22     95.43   162.08   339.96
       optional GMIB and BPP                                      32.76     99.98   169.54   354.21


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                $102.92  $140.64  $180.97   $259.24
         optional BP                                           105.48   148.33   193.81    284.85
         optional BPP                                          107.02   152.93   201.45    299.91
         optional GMIB                                         105.99   149.87   196.36    289.90
         optional GMIB and BP                                  108.56   157.52   209.04    314.76
         optional GMIB and BPP                                 110.09   162.09   216.58    329.38
Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                  99.64   130.72   164.34    225.51
         optional BP                                           102.20   138.47   177.35    251.95
         optional BPP                                          103.74   143.10   185.10    267.50
         optional GMIB                                         102.71   140.02   179.94    257.16
         optional GMIB and BP                                  105.28   147.72   192.79    282.82
         optional GMIB and BPP                                 106.81   152.32   200.43    297.92
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                 106.10   150.18   196.87    290.90
         optional BP                                           108.66   157.82   209.54    315.74
         optional BPP                                          110.20   162.40   217.08    330.35
         optional GMIB                                         109.17   159.35   212.06    320.63
         optional GMIB and BP                                  111.73   166.95   224.57    344.74
         optional GMIB and BPP                                 113.27   171.49   232.02    358.91
Evergreen VA Fund - Class 2
         base contract with no optional riders                 106.30   150.79   197.89    292.91
         optional BP                                           108.86   158.44   210.55    317.70
         optional BPP                                          110.40   163.00   218.08    332.28
         optional GMIB                                         109.38   159.96   213.07    322.58
         optional GMIB and BP                                  111.94   167.56   225.57    346.64
         optional GMIB and BPP                                 113.48   172.10   233.01    360.79
Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                 106.81   152.32   200.43    297.92
         optional BP                                           109.38   159.96   213.07    322.58
         optional BPP                                          110.91   164.52   220.58    337.09
         optional GMIB                                         109.89   161.48   215.58    327.44
         optional GMIB and BP                                  112.45   169.07   228.05    351.38
         optional GMIB and BPP                                 113.99   173.61   235.47    365.45
Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                 105.79   149.26   195.34    287.88
         optional BP                                           108.35   156.91   208.03    312.79
         optional BPP                                          109.89   161.48   215.58    327.44
         optional GMIB                                         108.86   158.44   210.55    317.70
         optional GMIB and BP                                  111.43   166.04   223.08    341.88
         optional GMIB and BPP                                 112.96   170.59   230.53    356.09


                                                                      NO WITHDRAWAL OR SELECTION
                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                        END OF EACH TIME PERIOD
                                                                 1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                   $22.92  $ 70.64  $120.97   $259.24
         optional BP                                              25.48    78.33   133.81    284.85
         optional BPP                                             27.02    82.93   141.45    299.91
         optional GMIB                                            25.99    79.87   136.36    289.90
         optional GMIB and BP                                     28.56    87.52   149.04    314.76
         optional GMIB and BPP                                    30.09    92.09   156.58    329.38
Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                    19.64    60.72   104.34    225.51
         optional BP                                              22.20    68.47   117.35    251.95
         optional BPP                                             23.74    73.10   125.10    267.50
         optional GMIB                                            22.71    70.02   119.94    257.16
         optional GMIB and BP                                     25.28    77.72   132.79    282.82
         optional GMIB and BPP                                    26.81    82.32   140.43    297.92
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                    26.10    80.18   136.87    290.90
         optional BP                                              28.66    87.82   149.54    315.74
         optional BPP                                             30.20    92.40   157.08    330.35
         optional GMIB                                            29.17    89.35   152.06    320.63
         optional GMIB and BP                                     31.73    96.95   164.57    344.74
         optional GMIB and BPP                                    33.27   101.49   172.02    358.91
Evergreen VA Fund - Class 2
         base contract with no optional riders                    26.30    80.79   137.89    292.91
         optional BP                                              28.86    88.44   150.55    317.70
         optional BPP                                             30.40    93.00   158.08    332.28
         optional GMIB                                            29.38    89.96   153.07    322.58
         optional GMIB and BP                                     31.94    97.56   165.57    346.64
         optional GMIB and BPP                                    33.48   102.10   173.01    360.79
Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                    26.81    82.32   140.43    297.92
         optional BP                                              29.38    89.96   153.07    322.58
         optional BPP                                             30.91    94.52   160.58    337.09
         optional GMIB                                            29.89    91.48   155.58    327.44
         optional GMIB and BP                                     32.45    99.07   168.05    351.38
         optional GMIB and BPP                                    33.99   103.61   175.47    365.45
Evergreen VA Growth Fund - Class 2
         base contract with no optional riders                    25.79    79.26   135.34    287.88
         optional BP                                              28.35    86.91   148.03    312.79
         optional BPP                                             29.89    91.48   155.58    327.44
         optional GMIB                                            28.86    88.44   150.55    317.70
         optional GMIB and BP                                     31.43    96.04   163.08    341.88
         optional GMIB and BPP                                    32.96   100.59   170.53    356.09


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS

Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                  $106.30  $150.79  $197.89   $292.91
       optional BP                                             108.86   158.44   210.55    317.70
       optional BPP                                            110.40   163.00   218.08    332.28
       optional GMIB                                           109.38   159.96   213.07    322.58
       optional GMIB and BP                                    111.94   167.56   225.57    346.64
       optional GMIB and BPP                                   113.48   172.10   233.01    360.79
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                   106.92   152.63   200.94    298.92
       optional BP                                             109.48   160.26   213.57    323.56
       optional BPP                                            111.02   164.83   221.08    338.05
       optional GMIB                                           109.99   161.79   216.08    328.41
       optional GMIB and BP                                    112.55   169.38   228.55    352.32
       optional GMIB and BPP                                   114.09   173.91   235.97    366.39
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                   106.92   152.63   200.94    298.92
       optional BP                                             109.48   160.26   213.57    323.56
       optional BPP                                            111.02   164.83   221.08    338.05
       optional GMIB                                           109.99   161.79   216.08    328.41
       optional GMIB and BP                                    112.55   169.38   228.55    352.32
       optional GMIB and BPP                                   114.09   173.91   235.97    366.39
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                   106.81   152.32   200.43    297.92
       optional BP                                             109.38   159.96   213.07    322.58
       optional BPP                                            110.91   164.52   220.58    337.09
       optional GMIB                                           109.89   161.48   215.58    327.44
       optional GMIB and BP                                    112.45   169.07   228.05    351.38
       optional GMIB and BPP                                   113.99   173.61   235.47    365.45
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                   103.94   143.72   186.12    269.56
       optional BP                                             106.51   151.40   198.91    294.92
       optional BPP                                            108.04   155.99   206.51    309.83
       optional GMIB                                           107.02   152.93   201.45    299.91
       optional GMIB and BP                                    109.58   160.57   214.07    324.53
       optional GMIB and BPP                                   111.12   165.13   221.58    339.01
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                   106.81   152.32   200.43    297.92
       optional BP                                             109.38   159.96   213.07    322.58
       optional BPP                                            110.91   164.52   220.58    337.09
       optional GMIB                                           109.89   161.48   215.58    327.44
       optional GMIB and BP                                    112.45   169.07   228.05    351.38
       optional GMIB and BPP                                   113.99   173.61   235.47    365.45


                                                                        NO WITHDRAWAL OR SELECTION
                                                                     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                          END OF EACH TIME PERIOD
                                                                   1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Growth and Income Fund - Class 2
       base contract with no optional riders                       $26.30   $  80.79  $137.89  $292.91
       optional BP                                                  28.86      88.44   150.55   317.70
       optional BPP                                                 30.40      93.00   158.08   332.28
       optional GMIB                                                29.38      89.96   153.07   322.58
       optional GMIB and BP                                         31.94      97.56   165.57   346.64
       optional GMIB and BPP                                        33.48     102.10   173.01   360.79
Evergreen VA High Income Fund - Class 2
       base contract with no optional riders                        26.92      82.63   140.94   298.92
       optional BP                                                  29.48      90.26   153.57   323.56
       optional BPP                                                 31.02      94.83   161.08   338.05
       optional GMIB                                                29.99      91.79   156.08   328.41
       optional GMIB and BP                                         32.55      99.38   168.55   352.32
       optional GMIB and BPP                                        34.09     103.91   175.97   366.39
Evergreen VA International Growth Fund - Class 2
       base contract with no optional riders                        26.92      82.63   140.94   298.92
       optional BP                                                  29.48      90.26   153.57   323.56
       optional BPP                                                 31.02      94.83   161.08   338.05
       optional GMIB                                                29.99      91.79   156.08   328.41
       optional GMIB and BP                                         32.55      99.38   168.55   352.32
       optional GMIB and BPP                                        34.09     103.91   175.97   366.39
Evergreen VA Masters Fund - Class 2
       base contract with no optional riders                        26.81      82.32   140.43   297.92
       optional BP                                                  29.38      89.96   153.07   322.58
       optional BPP                                                 30.91      94.52   160.58   337.09
       optional GMIB                                                29.89      91.48   155.58   327.44
       optional GMIB and BP                                         32.45      99.07   168.05   351.38
       optional GMIB and BPP                                        33.99     103.61   175.47   365.45
Evergreen VA Omega Fund - Class 2
       base contract with no optional riders                        23.94      73.72   126.12   269.56
       optional BP                                                  26.51      81.40   138.91   294.92
       optional BPP                                                 28.04      85.99   146.51   309.83
       optional GMIB                                                27.02      82.93   141.45   299.91
       optional GMIB and BP                                         29.58      90.57   154.07   324.53
       optional GMIB and BPP                                        31.12      95.13   161.58   339.01
Evergreen VA Small Cap Value Fund - Class 2
       base contract with no optional riders                        26.81      82.32   140.43   297.92
       optional BP                                                  29.38      89.96   153.07   322.58
       optional BPP                                                 30.91      94.52   160.58   337.09
       optional GMIB                                                29.89      91.48   155.58   327.44
       optional GMIB and BP                                         32.45      99.07   168.05   351.38
       optional GMIB and BPP                                        33.99     103.61   175.47   365.45


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Special Equity Fund - Class 2
        base contract with no optional riders                 $107.12  $153.24  $201.96   $300.91
        optional BP                                            109.68   160.87   214.57    325.50
        optional BPP                                           111.22   165.43   222.08    339.96
        optional GMIB                                          110.20   162.40   217.08    330.35
        optional GMIB and BP                                   112.76   169.98   229.54    354.21
        optional GMIB and BPP                                  114.30   174.51   236.95    368.24
Evergreen VA Strategic Income Fund - Class 2
        base contract with no optional riders                  104.87   146.49   190.74    278.76
        optional BP                                            107.43   154.16   203.48    303.89
        optional BPP                                           108.97   158.74   211.05    318.68
        optional GMIB                                          107.94   155.69   206.01    308.85
        optional GMIB and BP                                   110.50   163.31   218.58    333.24
        optional GMIB and BPP                                  112.04   167.86   226.07    347.59
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
        base contract with no optional riders                  103.64   142.80   184.58    266.47
        optional BP                                            106.20   150.48   197.38    291.91
        optional BPP                                           107.74   155.08   205.00    306.87
        optional GMIB                                          106.71   152.02   199.92    296.92
        optional GMIB and BP                                   109.27   159.65   212.56    321.61
        optional GMIB and BPP                                  110.81   164.22   220.08    336.13
Fidelity(R) VIP Growth Portfolio Service Class 2
        base contract with no optional riders                  103.53   142.49   184.07    265.44
        optional BP                                            106.10   150.18   196.87    290.90
        optional BPP                                           107.63   154.77   204.49    305.88
        optional GMIB                                          106.61   151.71   199.42    295.92
        optional GMIB and BP                                   109.17   159.35   212.06    320.63
        optional GMIB and BPP                                  110.71   163.92   219.58    335.17
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
        base contract with no optional riders                  103.64   142.80   184.58    266.47
        optional BP                                            106.20   150.48   197.38    291.91
        optional BPP                                           107.74   155.08   205.00    306.87
        optional GMIB                                          106.71   152.02   199.92    296.92
        optional GMIB and BP                                   109.27   159.65   212.56    321.61
        optional GMIB and BPP                                  110.81   164.22   220.08    336.13
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
        base contract with no optional riders                  104.46   145.26   188.69    274.68
        optional BP                                            107.02   152.93   201.45    299.91
        optional BPP                                           108.56   157.52   209.04    314.76
        optional GMIB                                          107.53   154.46   203.98    304.89
        optional GMIB and BP                                   110.09   162.09   216.58    329.38
        optional GMIB and BPP                                  111.63   166.65   224.08    343.78


                                                                    NO WITHDRAWAL OR SELECTION
                                                                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                                      END OF EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Special Equity Fund - Class 2
        base contract with no optional riders                  $27.12   $  83.24  $141.96  $300.91
        optional BP                                             29.68      90.87   154.57   325.50
        optional BPP                                            31.22      95.43   162.08   339.96
        optional GMIB                                           30.20      92.40   157.08   330.35
        optional GMIB and BP                                    32.76      99.98   169.54   354.21
        optional GMIB and BPP                                   34.30     104.51   176.95   368.24
Evergreen VA Strategic Income Fund - Class 2
        base contract with no optional riders                   24.87      76.49   130.74   278.76
        optional BP                                             27.43      84.16   143.48   303.89
        optional BPP                                            28.97      88.74   151.05   318.68
        optional GMIB                                           27.94      85.69   146.01   308.85
        optional GMIB and BP                                    30.50      93.31   158.58   333.24
        optional GMIB and BPP                                   32.04      97.86   166.07   347.59
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
        base contract with no optional riders                   23.64      72.80   124.58   266.47
        optional BP                                             26.20      80.48   137.38   291.91
        optional BPP                                            27.74      85.08   145.00   306.87
        optional GMIB                                           26.71      82.02   139.92   296.92
        optional GMIB and BP                                    29.27      89.65   152.56   321.61
        optional GMIB and BPP                                   30.81      94.22   160.08   336.13
Fidelity(R) VIP Growth Portfolio Service Class 2
        base contract with no optional riders                   23.53      72.49   124.07   265.44
        optional BP                                             26.10      80.18   136.87   290.90
        optional BPP                                            27.63      84.77   144.49   305.88
        optional GMIB                                           26.61      81.71   139.42   295.92
        optional GMIB and BP                                    29.17      89.35   152.06   320.63
        optional GMIB and BPP                                   30.71      93.92   159.58   335.17
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
        base contract with no optional riders                   23.64      72.80   124.58   266.47
        optional BP                                             26.20      80.48   137.38   291.91
        optional BPP                                            27.74      85.08   145.00   306.87
        optional GMIB                                           26.71      82.02   139.92   296.92
        optional GMIB and BP                                    29.27      89.65   152.56   321.61
        optional GMIB and BPP                                   30.81      94.22   160.08   336.13
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
        base contract with no optional riders                   24.46      75.26   128.69   274.68
        optional BP                                             27.02      82.93   141.45   299.91
        optional BPP                                            28.56      87.52   149.04   314.76
        optional GMIB                                           27.53      84.46   143.98   304.89
        optional GMIB and BP                                    30.09      92.09   156.58   329.38
        optional GMIB and BPP                                   31.63      96.65   164.08   343.78


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                  $104.66  $145.88   $189.72  $276.72
       optional BP                                             107.22   153.55    202.46   301.91
       optional BPP                                            108.76   158.13    210.05   316.72
       optional GMIB                                           107.74   155.08    205.00   306.87
       optional GMIB and BP                                    110.30   162.70    217.58   331.31
       optional GMIB and BPP                                   111.84   167.25    225.07   345.69
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                   105.79   149.26    195.34   287.88
       optional BP                                             108.35   156.91    208.03   312.79
       optional BPP                                            109.89   161.48    215.58   327.44
       optional GMIB                                           108.86   158.44    210.55   317.70
       optional GMIB and BP                                    111.43   166.04    223.08   341.88
       optional GMIB and BPP                                   112.96   170.59    230.53   356.09
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                   107.43   154.16    203.48   303.89
       optional BP                                             109.99   161.79    216.08   328.41
       optional BPP                                            111.53   166.34    223.58   342.83
       optional GMIB                                           110.50   163.31    218.58   333.24
       optional GMIB and BP                                    113.07   170.89    231.03   357.03
       optional GMIB and BPP                                   114.60   175.42    238.43   371.03
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                   105.69   148.95    194.83   286.87
       optional BP                                             108.25   156.60    207.52   311.81
       optional BPP                                            109.79   161.18    215.08   326.47
       optional GMIB                                           108.76   158.13    210.05   316.72
       optional GMIB and BP                                    111.32   165.74    222.58   340.92
       optional GMIB and BPP                                   112.86   170.28    230.04   355.15
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                   106.10   150.18    196.87   290.90
       optional BP                                             108.66   157.82    209.54   315.74
       optional BPP                                            110.20   162.40    217.08   330.35
       optional GMIB                                           109.17   159.35    212.06   320.63
       optional GMIB and BP                                    111.73   166.95    224.57   344.74
       optional GMIB and BPP                                   113.27   171.49    232.02   358.91
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                   103.33   141.87    183.04   263.38
       optional BP                                             105.89   149.56    195.85   288.89
       optional BPP                                            107.43   154.16    203.48   303.89
       optional GMIB                                           106.40   151.10    198.40   293.92
       optional GMIB and BP                                    108.97   158.74    211.05   318.68
       optional GMIB and BPP                                   110.50   163.31    218.58   333.24


                                                                  NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                    END OF EACH TIME PERIOD
                                                             1 YEAR  3 YEARS   5 YEARS  10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
       base contract with no optional riders                 $24.66  $  75.88  $129.72  $276.72
       optional BP                                            27.22     83.55   142.46   301.91
       optional BPP                                           28.76     88.13   150.05   316.72
       optional GMIB                                          27.74     85.08   145.00   306.87
       optional GMIB and BP                                   30.30     92.70   157.58   331.31
       optional GMIB and BPP                                  31.84     97.25   165.07   345.69
FTVIPT Templeton Foreign Securities Fund - Class 2
       base contract with no optional riders                  25.79     79.26   135.34   287.88
       optional BP                                            28.35     86.91   148.03   312.79
       optional BPP                                           29.89     91.48   155.58   327.44
       optional GMIB                                          28.86     88.44   150.55   317.70
       optional GMIB and BP                                   31.43     96.04   163.08   341.88
       optional GMIB and BPP                                  32.96    100.59   170.53   356.09
MFS(R) New Discovery Series - Service Class
       base contract with no optional riders                  27.43     84.16   143.48   303.89
       optional BP                                            29.99     91.79   156.08   328.41
       optional BPP                                           31.53     96.34   163.58   342.83
       optional GMIB                                          30.50     93.31   158.58   333.24
       optional GMIB and BP                                   33.07    100.89   171.03   357.03
       optional GMIB and BPP                                  34.60    105.42   178.43   371.03
MFS(R) Total Return Series - Service Class
       base contract with no optional riders                  25.69     78.95   134.83   286.87
       optional BP                                            28.25     86.60   147.52   311.81
       optional BPP                                           29.79     91.18   155.08   326.47
       optional GMIB                                          28.76     88.13   150.05   316.72
       optional GMIB and BP                                   31.32     95.74   162.58   340.92
       optional GMIB and BPP                                  32.86    100.28   170.04   355.15
MFS(R) Utilities Series - Service Class
       base contract with no optional riders                  26.10     80.18   136.87   290.90
       optional BP                                            28.66     87.82   149.54   315.74
       optional BPP                                           30.20     92.40   157.08   330.35
       optional GMIB                                          29.17     89.35   152.06   320.63
       optional GMIB and BP                                   31.73     96.95   164.57   344.74
       optional GMIB and BPP                                  33.27    101.49   172.02   358.91
Oppenheimer Capital Appreciation Fund/VA, Service Shares
       base contract with no optional riders                  23.33     71.87   123.04   263.38
       optional BP                                            25.89     79.56   135.85   288.89
       optional BPP                                           27.43     84.16   143.48   303.89
       optional GMIB                                          26.40     81.10   138.40   293.92
       optional GMIB and BP                                   28.97     88.74   151.05   318.68
       optional GMIB and BPP                                  30.50     93.31   158.58   333.24


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                               A TOTAL WITHDRAWAL AT THE
                                                                   EACH TIME PERIOD
                                                           1 YEAR  3 YEARS   5 YEARS  10 YEARS
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders               $103.74   $143.10  $185.10  $267.50
       optional BP                                          106.30    150.79   197.89   292.91
       optional BPP                                         107.84    155.38   205.50   307.86
       optional GMIB                                        106.81    152.32   200.43   297.92
       optional GMIB and BP                                 109.38    159.96   213.07   322.58
       optional GMIB and BPP                                110.91    164.52   220.58   337.09
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                107.22    153.55   202.46   301.91
       optional BP                                          109.79    161.18   215.08   326.47
       optional BPP                                         111.32    165.74   222.58   340.92
       optional GMIB                                        110.30    162.70   217.58   331.31
       optional GMIB and BP                                 112.86    170.28   230.04   355.15
       optional GMIB and BPP                                114.40    174.82   237.45   369.17
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                104.46    145.26   188.69   274.68
       optional BP                                          107.02    152.93   201.45   299.91
       optional BPP                                         108.56    157.52   209.04   314.76
       optional GMIB                                        107.53    154.46   203.98   304.89
       optional GMIB and BP                                 110.09    162.09   216.58   329.38
       optional GMIB and BPP                                111.63    166.65   224.08   343.78
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                101.79    137.24   175.28   247.76
       optional BP                                          104.35    144.95   188.18   273.66
       optional BPP                                         105.89    149.56   195.85   288.89
       optional GMIB                                        104.87    146.49   190.74   278.76
       optional GMIB and BP                                 107.43    154.16   203.48   303.89
       optional GMIB and BPP                                108.97    158.74   211.05   318.68
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                104.66    145.88   189.72   276.72
       optional BP                                          107.22    153.55   202.46   301.91
       optional BPP                                         108.76    158.13   210.05   316.72
       optional GMIB                                        107.74    155.08   205.00   306.87
       optional GMIB and BP                                 110.30    162.70   217.58   331.31
       optional GMIB and BPP                                111.84    167.25   225.07   345.69
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                106.20    150.48   197.38   291.91
       optional BP                                          108.76    158.13   210.05   316.72
       optional BPP                                         110.30    162.70   217.58   331.31
       optional GMIB                                        109.27    159.65   212.56   321.61
       optional GMIB and BP                                 111.84    167.25   225.07   345.69
       optional GMIB and BPP                                113.37    171.80   232.51   359.85


                                                                    NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                   END OF EACH TIME PERIOD
                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
Oppenheimer Global Securities Fund/VA, Service Shares
       base contract with no optional riders                  $23.74  $  73.10 $125.10  $267.50
       optional BP                                             26.30     80.79  137.89   292.91
       optional BPP                                            27.84     85.38  145.50   307.86
       optional GMIB                                           26.81     82.32  140.43   297.92
       optional GMIB and BP                                    29.38     89.96  153.07   322.58
       optional GMIB and BPP                                   30.91     94.52  160.58   337.09
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
       base contract with no optional riders                   27.22     83.55  142.46   301.91
       optional BP                                             29.79     91.18  155.08   326.47
       optional BPP                                            31.32     95.74  162.58   340.92
       optional GMIB                                           30.30     92.70  157.58   331.31
       optional GMIB and BP                                    32.86    100.28  170.04   355.15
       optional GMIB and BPP                                   34.40    104.82  177.45   369.17
Oppenheimer Strategic Bond Fund/VA, Service Shares
       base contract with no optional riders                   24.46     75.26  128.69   274.68
       optional BP                                             27.02     82.93  141.45   299.91
       optional BPP                                            28.56     87.52  149.04   314.76
       optional GMIB                                           27.53     84.46  143.98   304.89
       optional GMIB and BP                                    30.09     92.09  156.58   329.38
       optional GMIB and BPP                                   31.63     96.65  164.08   343.78
Putnam VT Growth and Income Fund - Class IB Shares
       base contract with no optional riders                   21.79     67.24  115.28   247.76
       optional BP                                             24.35     74.95  128.18   273.66
       optional BPP                                            25.89     79.56  135.85   288.89
       optional GMIB                                           24.87     76.49  130.74   278.76
       optional GMIB and BP                                    27.43     84.16  143.48   303.89
       optional GMIB and BPP                                   28.97     88.74  151.05   318.68
Putnam VT Health Sciences Fund - Class IB Shares
       base contract with no optional riders                   24.66     75.88  129.72   276.72
       optional BP                                             27.22     83.55  142.46   301.91
       optional BPP                                            28.76     88.13  150.05   316.72
       optional GMIB                                           27.74     85.08  145.00   306.87
       optional GMIB and BP                                    30.30     92.70  157.58   331.31
       optional GMIB and BPP                                   31.84     97.25  165.07   345.69
Putnam VT International Growth Fund - Class IB Shares
       base contract with no optional riders                   26.20     80.48  137.38   291.91
       optional BP                                             28.76     88.13  150.05   316.72
       optional BPP                                            30.30     92.70  157.58   331.31
       optional GMIB                                           29.27     89.65  152.56   321.61
       optional GMIB and BP                                    31.84     97.25  165.07   345.69
       optional GMIB and BPP                                   33.37    101.80  172.51   359.85


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                                      A TOTAL WITHDRAWAL AT THE
                                                                                          EACH TIME PERIOD
                                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
         base contract with no optional riders                                 $104.87  $146.49   $190.74  $278.76
         optional BP                                                            107.43   154.16    203.48   303.89
         optional BPP                                                           108.97   158.74    211.05   318.68
         optional GMIB                                                          107.94   155.69    206.01   308.85
         optional GMIB and BP                                                   110.50   163.31    218.58   333.24
         optional GMIB and BPP                                                  112.04   167.86    226.07   347.59
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
         base contract with no optional riders                                  104.25   144.64    187.66   272.63
         optional BP                                                            106.81   152.32    200.43   297.92
         optional BPP                                                           108.35   156.91    208.03   312.79
         optional GMIB                                                          107.33   153.85    202.97   302.90
         optional GMIB and BP                                                   109.89   161.48    215.58   327.44
         optional GMIB and BPP                                                  111.43   166.04    223.08   341.88
Van Kampen UIF U.S. Real Estate Portfolio
         base contract with no optional riders                                  105.28   147.72    192.79   282.82
         optional BP                                                            107.84   155.38    205.50   307.86
         optional BPP                                                           109.38   159.96    213.07   322.58
         optional GMIB                                                          108.35   156.91    208.03   312.79
         optional GMIB and BP                                                   110.91   164.52    220.58   337.09
         optional GMIB and BPP                                                  112.45   169.07    228.05   351.38


                                                                                    NO WITHDRAWAL OR SELECTION
                                                                                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
         base contract with no optional riders                                 $24.87  $76.49    $130.74  $278.76
         optional BP                                                            27.43   84.16     143.48   303.89
         optional BPP                                                           28.97   88.74     151.05   318.68
         optional GMIB                                                          27.94   85.69     146.01   308.85
         optional GMIB and BP                                                   30.50   93.31     158.58   333.24
         optional GMIB and BPP                                                  32.04   97.86     166.07   347.59
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
         base contract with no optional riders                                  24.25   74.64     127.66   272.63
         optional BP                                                            26.81   82.32     140.43   297.92
         optional BPP                                                           28.35   86.91     148.03   312.79
         optional GMIB                                                          27.33   83.85     142.97   302.90
         optional GMIB and BP                                                   29.89   91.48     155.58   327.44
         optional GMIB and BPP                                                  31.43   96.04     163.08   341.88
Van Kampen UIF U.S. Real Estate Portfolio
         base contract with no optional riders                                  25.28   77.72     132.79   282.82
         optional BP                                                            27.84   85.38     145.50   307.86
         optional BPP                                                           29.38   89.96     153.07   322.58
         optional GMIB                                                          28.35   86.91     148.03   312.79
         optional GMIB and BP                                                   30.91   94.52     160.58   337.09
         optional GMIB and BPP                                                  32.45   99.07     168.05   351.38


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ...


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders                   $101.18  $135.38   $172.16  $241.45
      optional BP                                              103.74   143.10    185.10   267.50
      optional BPP                                             105.28   147.72    192.79   282.82
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders                     99.95   131.66    165.91   228.72
      optional BP                                              102.51   139.40    178.91   255.08
      optional BPP                                             104.05   144.03    186.64   270.58
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                    102.30   138.78    177.87   252.99
      optional BP                                              104.87   146.49    190.74   278.76
      optional BPP                                             106.40   151.10    198.40   293.92
AXP(R) Variable Portfolio - Equity Select Fund
      base contract with no optional riders                    104.25   144.64    187.66   272.63
      optional BP                                              106.81   152.32    200.43   297.92
      optional BPP                                             108.35   156.91    208.03   312.79
AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                    101.59   136.62    174.24   245.66
      optional BP                                              104.15   144.34    187.15   271.61
      optional BPP                                             105.69   148.95    194.83   286.87
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                    101.07   135.07    171.64   240.40
      optional BP                                              103.64   142.80    184.58   266.47
      optional BPP                                             105.17   147.41    192.28   281.81
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                    108.35   156.91    208.03   312.79
      optional BP                                              110.91   164.52    220.58   337.09
      optional BPP                                             112.45   169.07    228.05   351.38
AIM V.I. Basic Value Fund, Series II
      base contract with no optional riders                    107.84   155.38    205.50   307.86
      optional BP                                              110.40   163.00    218.08   332.28
      optional BPP                                             111.94   167.56    225.57   346.64
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders                    104.25   144.64    187.66   272.63
      optional BP                                              106.81   152.32    200.43   297.92
      optional BPP                                             108.35   156.91    208.03   312.79
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders                    107.43   154.16    203.48   303.89
      optional BP                                              109.99   161.79    216.08   328.41
      optional BPP                                             111.53   166.34    223.58   342.83


                                                                     NO WITHDRAWAL OR SELECTION
                                                                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                                       END OF EACH TIME PERIOD
                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders                     $21.18  $65.38    $112.16  $241.45
      optional BP                                                23.74   73.10     125.10   267.50
      optional BPP                                               25.28   77.72     132.79   282.82
AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders                      19.95   61.66     105.91   228.72
      optional BP                                                22.51   69.40     118.91   255.08
      optional BPP                                               24.05   74.03     126.64   270.58
AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                      22.30   68.78     117.87   252.99
      optional BP                                                24.87   76.49     130.74   278.76
      optional BPP                                               26.40   81.10     138.40   293.92
AXP(R) Variable Portfolio - Equity Select Fund
      base contract with no optional riders                      24.25   74.64     127.66   272.63
      optional BP                                                26.81   82.32     140.43   297.92
      optional BPP                                               28.35   86.91     148.03   312.79
AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                      21.59   66.62     114.24   245.66
      optional BP                                                24.15   74.34     127.15   271.61
      optional BPP                                               25.69   78.95     134.83   286.87
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                      21.07   65.07     111.64   240.40
      optional BP                                                23.64   72.80     124.58   266.47
      optional BPP                                               25.17   77.41     132.28   281.81
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                      28.35   86.91     148.03   312.79
      optional BP                                                30.91   94.52     160.58   337.09
      optional BPP                                               32.45   99.07     168.05   351.38
AIM V.I. Basic Value Fund, Series II
      base contract with no optional riders                      27.84   85.38     145.50   307.86
      optional BP                                                30.40   93.00     158.08   332.28
      optional BPP                                               31.94   97.56     165.57   346.64
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders                      24.25   74.64     127.66   272.63
      optional BP                                                26.81   82.32     140.43   297.92
      optional BPP                                               28.35   86.91     148.03   312.79
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders                      27.43   84.16     143.48   303.89
      optional BP                                                29.99   91.79     156.08   328.41
      optional BPP                                               31.53   96.34     163.58   342.83


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                     $102.41  $139.09   $178.39  $254.04
    optional BP                                                104.97   146.80    191.25   279.78
    optional BPP                                               106.51   151.40    198.91   294.92
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                      106.20   150.48    197.38   291.91
    optional BP                                                108.76   158.13    210.05   316.72
    optional BPP                                               110.30   162.70    217.58   331.31
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                      106.61   151.71    199.42   295.92
    optional BP                                                109.17   159.35    212.06   320.63
    optional BPP                                               110.71   163.92    219.58   335.17
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders                      105.48   148.33    193.81   284.85
    optional BP                                                108.04   155.99    206.51   309.83
    optional BPP                                               109.58   160.57    214.07   324.53
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders                      104.56   145.57    189.20   275.70
    optional BP                                                107.12   153.24    201.96   300.91
    optional BPP                                               108.66   157.82    209.54   315.74
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders                      101.89   137.55    175.80   248.81
    optional BP                                                104.46   145.26    188.69   274.68
    optional BPP                                               105.99   149.87    196.36   289.90
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders                       98.61   127.61    159.10   214.76
    optional BP                                                101.18   135.38    172.16   241.45
    optional BPP                                               102.71   140.02    179.94   257.16
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders                      105.07   147.11    191.77   280.79
    optional BP                                                107.63   154.77    204.49   305.88
    optional BPP                                               109.17   159.35    212.06   320.63
Evergreen VA Fund - Class 2
    base contract with no optional riders                      105.28   147.72    192.79   282.82
    optional BP                                                107.84   155.38    205.50   307.86
    optional BPP                                               109.38   159.96    213.07   322.58
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders                      105.79   149.26    195.34   287.88
    optional BP                                                108.35   156.91    208.03   312.79
    optional BPP                                               109.89   161.48    215.58   327.44


                                                                     NO WITHDRAWAL OR SELECTION
                                                                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                                       END OF EACH TIME PERIOD
                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
    base contract with no optional riders                       $22.41  $69.09    $118.39  $254.04
    optional BP                                                  24.97   76.80     131.25   279.78
    optional BPP                                                 26.51   81.40     138.91   294.92
Alliance VP Premier Growth Portfolio (Class B)
    base contract with no optional riders                        26.20   80.48     137.38   291.91
    optional BP                                                  28.76   88.13     150.05   316.72
    optional BPP                                                 30.30   92.70     157.58   331.31
Alliance VP Technology Portfolio (Class B)
    base contract with no optional riders                        26.61   81.71     139.42   295.92
    optional BP                                                  29.17   89.35     152.06   320.63
    optional BPP                                                 30.71   93.92     159.58   335.17
Evergreen VA Blue Chip Fund - Class 2
    base contract with no optional riders                        25.48   78.33     133.81   284.85
    optional BP                                                  28.04   85.99     146.51   309.83
    optional BPP                                                 29.58   90.57     154.07   324.53
Evergreen VA Capital Growth Fund - Class 2
    base contract with no optional riders                        24.56   75.57     129.20   275.70
    optional BP                                                  27.12   83.24     141.96   300.91
    optional BPP                                                 28.66   87.82     149.54   315.74
Evergreen VA Core Bond Fund - Class 2
    base contract with no optional riders                        21.89   67.55     115.80   248.81
    optional BP                                                  24.46   75.26     128.69   274.68
    optional BPP                                                 25.99   79.87     136.36   289.90
Evergreen VA Equity Index Fund - Class 2
    base contract with no optional riders                        18.61   57.61      99.10   214.76
    optional BP                                                  21.18   65.38     112.16   241.45
    optional BPP                                                 22.71   70.02     119.94   257.16
Evergreen VA Foundation Fund - Class 2
    base contract with no optional riders                        25.07   77.11     131.77   280.79
    optional BP                                                  27.63   84.77     144.49   305.88
    optional BPP                                                 29.17   89.35     152.06   320.63
Evergreen VA Fund - Class 2
    base contract with no optional riders                        25.28   77.72     132.79   282.82
    optional BP                                                  27.84   85.38     145.50   307.86
    optional BPP                                                 29.38   89.96     153.07   322.58
Evergreen VA Global Leaders Fund - Class 2
    base contract with no optional riders                        25.79   79.26     135.34   287.88
    optional BP                                                  28.35   86.91     148.03   312.79
    optional BPP                                                 29.89   91.48     155.58   327.44


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ... (continued)


                                                               A TOTAL WITHDRAWAL AT THE
                                                                   EACH TIME PERIOD
                                                         1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Growth Fund - Class 2
      base contract with no optional riders              $104.76  $146.18   $190.23  $277.74
      optional BP                                         107.33   153.85    202.97   302.90
      optional BPP                                        108.86   158.44    210.55   317.70
Evergreen VA Growth and Income Fund - Class 2
      base contract with no optional riders               105.28   147.72    192.79   282.82
      optional BP                                         107.84   155.38    205.50   307.86
      optional BPP                                        109.38   159.96    213.07   322.58
Evergreen VA High Income Fund - Class 2
      base contract with no optional riders               105.89   149.56    195.85   288.89
      optional BP                                         108.45   157.21    208.53   313.77
      optional BPP                                        109.99   161.79    216.08   328.41
Evergreen VA International Growth Fund - Class 2
      base contract with no optional riders               105.89   149.56    195.85   288.89
      optional BP                                         108.45   157.21    208.53   313.77
      optional BPP                                        109.99   161.79    216.08   328.41
Evergreen VA Masters Fund - Class 2
      base contract with no optional riders               105.79   149.26    195.34   287.88
      optional BP                                         108.35   156.91    208.03   312.79
      optional BPP                                        109.89   161.48    215.58   327.44
Evergreen VA Omega Fund - Class 2
      base contract with no optional riders               102.92   140.64    180.97   259.24
      optional BP                                         105.48   148.33    193.81   284.85
      optional BPP                                        107.02   152.93    201.45   299.91
Evergreen VA Small Cap Value Fund - Class 2
      base contract with no optional riders               105.79   149.26    195.34   287.88
      optional BP                                         108.35   156.91    208.03   312.79
      optional BPP                                        109.89   161.48    215.58   327.44
Evergreen VA Special Equity Fund - Class 2
      base contract with no optional riders               106.10   150.18    196.87   290.90
      optional BP                                         108.66   157.82    209.54   315.74
      optional BPP                                        110.20   162.40    217.08   330.35
Evergreen VA Strategic Income Fund - Class 2
      base contract with no optional riders               103.84   143.41    185.61   268.53
      optional BP                                         106.40   151.10    198.40   293.92
      optional BPP                                        107.94   155.69    206.01   308.85
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
      base contract with no optional riders               102.61   139.71    179.42   256.12
      optional BP                                         105.17   147.41    192.28   281.81
      optional BPP                                        106.71   152.02    199.92   296.92


                                                               NO WITHDRAWAL OR SELECTION
                                                            OF AN ANNUITY PAYOUT PLAN AT THE
                                                                 END OF EACH TIME PERIOD
                                                           1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Growth Fund - Class 2
      base contract with no optional riders                $24.76  $76.18    $130.23   $277.74
      optional BP                                           27.33   83.85     142.97    302.90
      optional BPP                                          28.86   88.44     150.55    317.70
Evergreen VA Growth and Income Fund - Class 2
      base contract with no optional riders                 25.28   77.72     132.79    282.82
      optional BP                                           27.84   85.38     145.50    307.86
      optional BPP                                          29.38   89.96     153.07    322.58
Evergreen VA High Income Fund - Class 2
      base contract with no optional riders                 25.89   79.56     135.85    288.89
      optional BP                                           28.45   87.21     148.53    313.77
      optional BPP                                          29.99   91.79     156.08    328.41
Evergreen VA International Growth Fund - Class 2
      base contract with no optional riders                 25.89   79.56     135.85    288.89
      optional BP                                           28.45   87.21     148.53    313.77
      optional BPP                                          29.99   91.79     156.08    328.41
Evergreen VA Masters Fund - Class 2
      base contract with no optional riders                 25.79   79.26     135.34    287.88
      optional BP                                           28.35   86.91     148.03    312.79
      optional BPP                                          29.89   91.48     155.58    327.44
Evergreen VA Omega Fund - Class 2
      base contract with no optional riders                 22.92   70.64     120.97    259.24
      optional BP                                           25.48   78.33     133.81    284.85
      optional BPP                                          27.02   82.93     141.45    299.91
Evergreen VA Small Cap Value Fund - Class 2
      base contract with no optional riders                 25.79   79.26     135.34    287.88
      optional BP                                           28.35   86.91     148.03    312.79
      optional BPP                                          29.89   91.48     155.58    327.44
Evergreen VA Special Equity Fund - Class 2
      base contract with no optional riders                 26.10   80.18     136.87    290.90
      optional BP                                           28.66   87.82     149.54    315.74
      optional BPP                                          30.20   92.40     157.08    330.35
Evergreen VA Strategic Income Fund - Class 2
      base contract with no optional riders                 23.84   73.41     125.61    268.53
      optional BP                                           26.40   81.10     138.40    293.92
      optional BPP                                          27.94   85.69     146.01    308.85
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
      base contract with no optional riders                 22.61   69.71     119.42    256.12
      optional BP                                           25.17   77.41     132.28    281.81
      optional BPP                                          26.71   82.02     139.92    296.92


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
      base contract with no optional riders                   $102.51  $139.40   $178.91  $255.08
      optional BP                                              105.07   147.11    191.77   280.79
      optional BPP                                             106.61   151.71    199.42   295.92
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
      base contract with no optional riders                    102.61   139.71    179.42   256.12
      optional BP                                              105.17   147.41    192.28   281.81
      optional BPP                                             106.71   152.02    199.92   296.92
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
      base contract with no optional riders                    103.43   142.18    183.55   264.41
      optional BP                                              105.99   149.87    196.36   289.90
      optional BPP                                             107.53   154.46    203.98   304.89
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                    103.64   142.80    184.58   266.47
      optional BP                                              106.20   150.48    197.38   291.91
      optional BPP                                             107.74   155.08    205.00   306.87
FTVIPT Templeton Foreign Securities Fund - Class 2
      base contract with no optional riders                    104.76   146.18    190.23   277.74
      optional BP                                              107.33   153.85    202.97   302.90
      optional BPP                                             108.86   158.44    210.55   317.70
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders                    106.40   151.10    198.40   293.92
      optional BP                                              108.97   158.74    211.05   318.68
      optional BPP                                             110.50   163.31    218.58   333.24
MFS(R) Total Return Series - Service Class
      base contract with no optional riders                    104.66   145.88    189.72   276.72
      optional BP                                              107.22   153.55    202.46   301.91
      optional BPP                                             108.76   158.13    210.05   316.72
MFS(R) Utilities Series - Service Class
      base contract with no optional riders                    105.07   147.11    191.77   280.79
      optional BP                                              107.63   154.77    204.49   305.88
      optional BPP                                             109.17   159.35    212.06   320.63
Oppenheimer Capital Appreciation Fund/VA, Service Shares
      base contract with no optional riders                    102.30   138.78    177.87   252.99
      optional BP                                              104.87   146.49    190.74   278.76
      optional BPP                                             106.40   151.10    198.40   293.92
Oppenheimer Global Securities Fund/VA, Service Shares
      base contract with no optional riders                    102.71   140.02    179.94   257.16
      optional BP                                              105.28   147.72    192.79   282.82
      optional BPP                                             106.81   152.32    200.43   297.92


                                                                    NO WITHDRAWAL OR SELECTION
                                                                OF AN ANNUITY PAYOUT PLAN AT THE
                                                                    END OF EACH TIME PERIOD
                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
      base contract with no optional riders                   $22.51  $69.40    $118.91  $255.08
      optional BP                                              25.07   77.11     131.77   280.79
      optional BPP                                             26.61   81.71     139.42   295.92
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
      base contract with no optional riders                    22.61   69.71     119.42   256.12
      optional BP                                              25.17   77.41     132.28   281.81
      optional BPP                                             26.71   82.02     139.92   296.92
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
      base contract with no optional riders                    23.43   72.18     123.55   264.41
      optional BP                                              25.99   79.87     136.36   289.90
      optional BPP                                             27.53   84.46     143.98   304.89
FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                    23.64   72.80     124.58   266.47
      optional BP                                              26.20   80.48     137.38   291.91
      optional BPP                                             27.74   85.08     145.00   306.87
FTVIPT Templeton Foreign Securities Fund - Class 2
      base contract with no optional riders                    24.76   76.18     130.23   277.74
      optional BP                                              27.33   83.85     142.97   302.90
      optional BPP                                             28.86   88.44     150.55   317.70
MFS(R) New Discovery Series - Service Class
      base contract with no optional riders                    26.40   81.10     138.40   293.92
      optional BP                                              28.97   88.74     151.05   318.68
      optional BPP                                             30.50   93.31     158.58   333.24
MFS(R) Total Return Series - Service Class
      base contract with no optional riders                    24.66   75.88     129.72   276.72
      optional BP                                              27.22   83.55     142.46   301.91
      optional BPP                                             28.76   88.13     150.05   316.72
MFS(R) Utilities Series - Service Class
      base contract with no optional riders                    25.07   77.11     131.77   280.79
      optional BP                                              27.63   84.77     144.49   305.88
      optional BPP                                             29.17   89.35     152.06   320.63
Oppenheimer Capital Appreciation Fund/VA, Service Shares
      base contract with no optional riders                    22.30   68.78     117.87   252.99
      optional BP                                              24.87   76.49     130.74   278.76
      optional BPP                                             26.40   81.10     138.40   293.92
Oppenheimer Global Securities Fund/VA, Service Shares
      base contract with no optional riders                    22.71   70.02     119.94   257.16
      optional BP                                              25.28   77.72     132.79   282.82
      optional BPP                                             26.81   82.32     140.43   297.92


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                                      A TOTAL WITHDRAWAL AT THE
                                                                                          EACH TIME PERIOD
                                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS

Oppenheimer Main Street Small Cap Fund/VA, Service Shares
        base contract with no optional riders                                  $106.20  $150.48   $197.38  $291.91
        optional BP                                                             108.76   158.13    210.05   316.72
        optional BPP                                                            110.30   162.70    217.58   331.31
Oppenheimer Strategic Bond Fund/VA, Service Shares
        base contract with no optional riders                                   103.43   142.18    183.55   264.41
        optional BP                                                             105.99   149.87    196.36   289.90
        optional BPP                                                            107.53   154.46    203.98   304.89
Putnam VT Growth and Income Fund - Class IB Shares
        base contract with no optional riders                                   100.77   134.14    170.08   237.23
        optional BP                                                             103.33   141.87    183.04   263.38
        optional BPP                                                            104.87   146.49    190.74   278.76
Putnam VT Health Sciences Fund - Class IB Shares
        base contract with no optional riders                                   103.64   142.80    184.58   266.47
        optional BP                                                             106.20   150.48    197.38   291.91
        optional BPP                                                            107.74   155.08    205.00   306.87
Putnam VT International Growth Fund - Class IB Shares
        base contract with no optional riders                                   105.17   147.41    192.28   281.81
        optional BP                                                             107.74   155.08    205.00   306.87
        optional BPP                                                            109.27   159.65    212.56   321.61
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
        base contract with no optional riders                                   103.84   143.41    185.61   268.53
        optional BP                                                             106.40   151.10    198.40   293.92
        optional BPP                                                            107.94   155.69    206.01   308.85
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
        base contract with no optional riders                                   103.23   141.56    182.52   262.34
        optional BP                                                             105.79   149.26    195.34   287.88
        optional BPP                                                            107.33   153.85    202.97   302.90
Van Kampen UIF U.S. Real Estate Portfolio
        base contract with no optional riders                                   104.25   144.64    187.66   272.63
        optional BP                                                             106.81   152.32    200.43   297.92
        optional BPP                                                            108.35   156.91    208.03   312.79


                                                                                      NO WITHDRAWAL OR SELECTION
                                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                        END OF EACH TIME PERIOD
                                                                                 1 YEAR  3 YEARS   5 YEARS  10 YEARS
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
        base contract with no optional riders                                    $26.20  $80.48    $137.38  $291.91
        optional BP                                                               28.76   88.13     150.05   316.72
        optional BPP                                                              30.30   92.70     157.58   331.31
Oppenheimer Strategic Bond Fund/VA, Service Shares
        base contract with no optional riders                                     23.43   72.18     123.55   264.41
        optional BP                                                               25.99   79.87     136.36   289.90
        optional BPP                                                              27.53   84.46     143.98   304.89
Putnam VT Growth and Income Fund - Class IB Shares
        base contract with no optional riders                                     20.77   64.14     110.08   237.23
        optional BP                                                               23.33   71.87     123.04   263.38
        optional BPP                                                              24.87   76.49     130.74   278.76
Putnam VT Health Sciences Fund - Class IB Shares
        base contract with no optional riders                                     23.64   72.80     124.58   266.47
        optional BP                                                               26.20   80.48     137.38   291.91
        optional BPP                                                              27.74   85.08     145.00   306.87
Putnam VT International Growth Fund - Class IB Shares
        base contract with no optional riders                                     25.17   77.41     132.28   281.81
        optional BP                                                               27.74   85.08     145.00   306.87
        optional BPP                                                              29.27   89.65     152.56   321.61
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
        base contract with no optional riders                                     23.84   73.41     125.61   268.53
        optional BP                                                               26.40   81.10     138.40   293.92
        optional BPP                                                              27.94   85.69     146.01   308.85
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
        base contract with no optional riders                                     23.23   71.56     122.52   262.34
        optional BP                                                               25.79   79.26     135.34   287.88
        optional BPP                                                              27.33   83.85     142.97   302.90
Van Kampen UIF U.S. Real Estate Portfolio
        base contract with no optional riders                                     24.25   74.64     127.66   272.63
        optional BP                                                               26.81   82.32     140.43   297.92
        optional BPP                                                              28.35   86.91     148.03   312.79


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ...


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                $  99.64 $130.72   $164.34  $225.51
         optional BP                                            102.20  138.47    177.35   251.95
         optional BPP                                           103.74  143.10    185.10   267.50
         optional GMIB                                          102.71  140.02    179.94   257.16
         optional GMIB and BP                                   105.28  147.72    192.79   282.82
         optional GMIB and BPP                                  106.81  152.32    200.43   297.92
AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                   98.41  126.99    158.05   212.59
         optional BP                                            100.97  134.76    171.12   239.34
         optional BPP                                           102.51  139.40    178.91   255.08
         optional GMIB                                          101.48  136.31    173.72   244.61
         optional GMIB and BP                                   104.05  144.03    186.64   270.58
         optional GMIB and BPP                                  105.58  148.64    194.32   285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                  100.77  134.14    170.08   237.23
         optional BP                                            103.33  141.87    183.04   263.38
         optional BPP                                           104.87  146.49    190.74   278.76
         optional GMIB                                          103.84  143.41    185.61   268.53
         optional GMIB and BP                                   106.40  151.10    198.40   293.92
         optional GMIB and BPP                                  107.94  155.69    206.01   308.85
AXP(R) Variable Portfolio - Equity Select Fund
         base contract with no optional riders                  102.71  140.02    179.94   257.16
         optional BP                                            105.28  147.72    192.79   282.82
         optional BPP                                           106.81  152.32    200.43   297.92
         optional GMIB                                          105.79  149.26    195.34   287.88
         optional GMIB and BP                                   108.35  156.91    208.03   312.79
         optional GMIB and BPP                                  109.89  161.48    215.58   327.44
AXP(R) Variable Portfolio - Federal Income Fund
         base contract with no optional riders                  100.05  131.97    166.43   229.79
         optional BP                                            102.61  139.71    179.42   256.12
         optional BPP                                           104.15  144.34    187.15   271.61
         optional GMIB                                          103.12  141.25    182.00   261.31
         optional GMIB and BP                                   105.69  148.95    194.83   286.87
         optional GMIB and BPP                                  107.22  153.55    202.46   301.91
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                   99.54  130.41    163.82   224.44
         optional BP                                            102.10  138.16    176.84   250.90
         optional BPP                                           103.64  142.80    184.58   266.47
         optional GMIB                                          102.61  139.71    179.42   256.12
         optional GMIB and BP                                   105.17  147.41    192.28   281.81
         optional GMIB and BPP                                  106.71  152.02    199.92   296.92


                                                                      NO WITHDRAWAL OR SELECTION
                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                        END OF EACH TIME PERIOD
                                                                 1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                   $19.64  $60.72    $104.34  $225.51
         optional BP                                              22.20   68.47     117.35   251.95
         optional BPP                                             23.74   73.10     125.10   267.50
         optional GMIB                                            22.71   70.02     119.94   257.16
         optional GMIB and BP                                     25.28   77.72     132.79   282.82
         optional GMIB and BPP                                    26.81   82.32     140.43   297.92
AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                    18.41   56.99      98.05   212.59
         optional BP                                              20.97   64.76     111.12   239.34
         optional BPP                                             22.51   69.40     118.91   255.08
         optional GMIB                                            21.48   66.31     113.72   244.61
         optional GMIB and BP                                     24.05   74.03     126.64   270.58
         optional GMIB and BPP                                    25.58   78.64     134.32   285.86
AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                    20.77   64.14     110.08   237.23
         optional BP                                              23.33   71.87     123.04   263.38
         optional BPP                                             24.87   76.49     130.74   278.76
         optional GMIB                                            23.84   73.41     125.61   268.53
         optional GMIB and BP                                     26.40   81.10     138.40   293.92
         optional GMIB and BPP                                    27.94   85.69     146.01   308.85
AXP(R) Variable Portfolio - Equity Select Fund
         base contract with no optional riders                    22.71   70.02     119.94   257.16
         optional BP                                              25.28   77.72     132.79   282.82
         optional BPP                                             26.81   82.32     140.43   297.92
         optional GMIB                                            25.79   79.26     135.34   287.88
         optional GMIB and BP                                     28.35   86.91     148.03   312.79
         optional GMIB and BPP                                    29.89   91.48     155.58   327.44
AXP(R) Variable Portfolio - Federal Income Fund
         base contract with no optional riders                    20.05   61.97     106.43   229.79
         optional BP                                              22.61   69.71     119.42   256.12
         optional BPP                                             24.15   74.34     127.15   271.61
         optional GMIB                                            23.12   71.25     122.00   261.31
         optional GMIB and BP                                     25.69   78.95     134.83   286.87
         optional GMIB and BPP                                    27.22   83.55     142.46   301.91
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                    19.54   60.41     103.82   224.44
         optional BP                                              22.10   68.16     116.84   250.90
         optional BPP                                             23.64   72.80     124.58   266.47
         optional GMIB                                            22.61   69.71     119.42   256.12
         optional GMIB and BP                                     25.17   77.41     132.28   281.81
         optional GMIB and BPP                                    26.71   82.02     139.92   296.92


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                   $106.81  $152.32   $200.43  $297.92
      optional BP                                              109.38   159.96    213.07   322.58
      optional BPP                                             110.91   164.52    220.58   337.09
      optional GMIB                                            109.89   161.48    215.58   327.44
      optional GMIB and BP                                     112.45   169.07    228.05   351.38
      optional GMIB and BPP                                    113.99   173.61    235.47   365.45
AIM V.I. Basic Value Fund, Series II
      base contract with no optional riders                    106.30   150.79    197.89   292.91
      optional BP                                              108.86   158.44    210.55   317.70
      optional BPP                                             110.40   163.00    218.08   332.28
      optional GMIB                                            109.38   159.96    213.07   322.58
      optional GMIB and BP                                     111.94   167.56    225.57   346.64
      optional GMIB and BPP                                    113.48   172.10    233.01   360.79
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders                    102.71   140.02    179.94   257.16
      optional BP                                              105.28   147.72    192.79   282.82
      optional BPP                                             106.81   152.32    200.43   297.92
      optional GMIB                                            105.79   149.26    195.34   287.88
      optional GMIB and BP                                     108.35   156.91    208.03   312.79
      optional GMIB and BPP                                    109.89   161.48    215.58   327.44
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders                    105.89   149.56    195.85   288.89
      optional BP                                              108.45   157.21    208.53   313.77
      optional BPP                                             109.99   161.79    216.08   328.41
      optional GMIB                                            108.97   158.74    211.05   318.68
      optional GMIB and BP                                     111.53   166.34    223.58   342.83
      optional GMIB and BPP                                    113.07   170.89    231.03   357.03
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders                    100.87   134.45    170.60   238.28
      optional BP                                              103.43   142.18    183.55   264.41
      optional BPP                                             104.97   146.80    191.25   279.78
      optional GMIB                                            103.94   143.72    186.12   269.56
      optional GMIB and BP                                     106.51   151.40    198.91   294.92
      optional GMIB and BPP                                    108.04   155.99    206.51   309.83
Alliance VP Premier Growth Portfolio (Class B)
      base contract with no optional riders                    104.66   145.88    189.72   276.72
      optional BP                                              107.22   153.55    202.46   301.91
      optional BPP                                             108.76   158.13    210.05   316.72
      optional GMIB                                            107.74   155.08    205.00   306.87
      optional GMIB and BP                                     110.30   162.70    217.58   331.31
      optional GMIB and BPP                                    111.84   167.25    225.07   345.69


                                                                  NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                   END OF EACH TIME PERIOD
                                                             1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                  $26.81   $  82.32  $140.43  $297.92
      optional BP                                             29.38      89.96   153.07   322.58
      optional BPP                                            30.91      94.52   160.58   337.09
      optional GMIB                                           29.89      91.48   155.58   327.44
      optional GMIB and BP                                    32.45      99.07   168.05   351.38
      optional GMIB and BPP                                   33.99     103.61   175.47   365.45
AIM V.I. Basic Value Fund, Series II
      base contract with no optional riders                   26.30      80.79   137.89   292.91
      optional BP                                             28.86      88.44   150.55   317.70
      optional BPP                                            30.40      93.00   158.08   332.28
      optional GMIB                                           29.38      89.96   153.07   322.58
      optional GMIB and BP                                    31.94      97.56   165.57   346.64
      optional GMIB and BPP                                   33.48     102.10   173.01   360.79
AIM V.I. Capital Appreciation Fund, Series II
      base contract with no optional riders                   22.71      70.02   119.94   257.16
      optional BP                                             25.28      77.72   132.79   282.82
      optional BPP                                            26.81      82.32   140.43   297.92
      optional GMIB                                           25.79      79.26   135.34   287.88
      optional GMIB and BP                                    28.35      86.91   148.03   312.79
      optional GMIB and BPP                                   29.89      91.48   155.58   327.44
AIM V.I. Capital Development Fund, Series II
      base contract with no optional riders                   25.89      79.56   135.85   288.89
      optional BP                                             28.45      87.21   148.53   313.77
      optional BPP                                            29.99      91.79   156.08   328.41
      optional GMIB                                           28.97      88.74   151.05   318.68
      optional GMIB and BP                                    31.53      96.34   163.58   342.83
      optional GMIB and BPP                                   33.07     100.89   171.03   357.03
Alliance VP Growth and Income Portfolio (Class B)
      base contract with no optional riders                   20.87      64.45   110.60   238.28
      optional BP                                             23.43      72.18   123.55   264.41
      optional BPP                                            24.97      76.80   131.25   279.78
      optional GMIB                                           23.94      73.72   126.12   269.56
      optional GMIB and BP                                    26.51      81.40   138.91   294.92
      optional GMIB and BPP                                   28.04      85.99   146.51   309.83
Alliance VP Premier Growth Portfolio (Class B)
      base contract with no optional riders                   24.66      75.88   129.72   276.72
      optional BP                                             27.22      83.55   142.46   301.91
      optional BPP                                            28.76      88.13   150.05   316.72
      optional GMIB                                           27.74      85.08   145.00   306.87
      optional GMIB and BP                                    30.30      92.70   157.58   331.31
      optional GMIB and BPP                                   31.84      97.25   165.07   345.69


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders                  $105.07  $147.11   $191.77  $280.79
       optional BP                                             107.63   154.77    204.49   305.88
       optional BPP                                            109.17   159.35    212.06   320.63
       optional GMIB                                           108.15   156.30    207.02   310.82
       optional GMIB and BP                                    110.71   163.92    219.58   335.17
       optional GMIB and BPP                                   112.25   168.47    227.06   349.49
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                   103.94   143.72    186.12   269.56
       optional BP                                             106.51   151.40    198.91   294.92
       optional BPP                                            108.04   155.99    206.51   309.83
       optional GMIB                                           107.02   152.93    201.45   299.91
       optional GMIB and BP                                    109.58   160.57    214.07   324.53
       optional GMIB and BPP                                   111.12   165.13    221.58   339.01
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                   103.02   140.94    181.49   260.27
       optional BP                                             105.58   148.64    194.32   285.86
       optional BPP                                            107.12   153.24    201.96   300.91
       optional GMIB                                           106.10   150.18    196.87   290.90
       optional GMIB and BP                                    108.66   157.82    209.54   315.74
       optional GMIB and BPP                                   110.20   162.40    217.08   330.35
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                   100.36   132.90    168.00   232.98
       optional BP                                             102.92   140.64    180.97   259.24
       optional BPP                                            104.46   145.26    188.69   274.68
       optional GMIB                                           103.43   142.18    183.55   264.41
       optional GMIB and BP                                    105.99   149.87    196.36   289.90
       optional GMIB and BPP                                   107.53   154.46    203.98   304.89
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                    97.08   122.93    151.19   198.42
       optional BP                                              99.64   130.72    164.34   225.51
       optional BPP                                            101.18   135.38    172.16   241.45
       optional GMIB                                           100.15   132.28    166.95   230.85
       optional GMIB and BP                                    102.71   140.02    179.94   257.16
       optional GMIB and BPP                                   104.25   144.64    187.66   272.63
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                   103.53   142.49    184.07   265.44
       optional BP                                             106.10   150.18    196.87   290.90
       optional BPP                                            107.63   154.77    204.49   305.88
       optional GMIB                                           106.61   151.71    199.42   295.92
       optional GMIB and BP                                    109.17   159.35    212.06   320.63
       optional GMIB and BPP                                   110.71   163.92    219.58   335.17


                                                            NO WITHDRAWAL OR SELECTION
                                                          OF AN ANNUITY PAYOUT PLAN AT THE
                                                                END OF EACH TIME PERIOD
                                                         1 YEAR    3 YEARS   5 YEARS  10 YEARS
Alliance VP Technology Portfolio (Class B)
       base contract with no optional riders               $25.07  $77.11   $131.77   $280.79
       optional BP                                          27.63   84.77    144.49    305.88
       optional BPP                                         29.17   89.35    152.06    320.63
       optional GMIB                                        28.15   86.30    147.02    310.82
       optional GMIB and BP                                 30.71   93.92    159.58    335.17
       optional GMIB and BPP                                32.25   98.47    167.06    349.49
Evergreen VA Blue Chip Fund - Class 2
       base contract with no optional riders                23.94   73.72    126.12    269.56
       optional BP                                          26.51   81.40    138.91    294.92
       optional BPP                                         28.04   85.99    146.51    309.83
       optional GMIB                                        27.02   82.93    141.45    299.91
       optional GMIB and BP                                 29.58   90.57    154.07    324.53
       optional GMIB and BPP                                31.12   95.13    161.58    339.01
Evergreen VA Capital Growth Fund - Class 2
       base contract with no optional riders                23.02   70.94    121.49    260.27
       optional BP                                          25.58   78.64    134.32    285.86
       optional BPP                                         27.12   83.24    141.96    300.91
       optional GMIB                                        26.10   80.18    136.87    290.90
       optional GMIB and BP                                 28.66   87.82    149.54    315.74
       optional GMIB and BPP                                30.20   92.40    157.08    330.35
Evergreen VA Core Bond Fund - Class 2
       base contract with no optional riders                20.36   62.90    108.00    232.98
       optional BP                                          22.92   70.64    120.97    259.24
       optional BPP                                         24.46   75.26    128.69    274.68
       optional GMIB                                        23.43   72.18    123.55    264.41
       optional GMIB and BP                                 25.99   79.87    136.36    289.90
       optional GMIB and BPP                                27.53   84.46    143.98    304.89
Evergreen VA Equity Index Fund - Class 2
       base contract with no optional riders                17.08   52.93     91.19    198.42
       optional BP                                          19.64   60.72    104.34    225.51
       optional BPP                                         21.18   65.38    112.16    241.45
       optional GMIB                                        20.15   62.28    106.95    230.85
       optional GMIB and BP                                 22.71   70.02    119.94    257.16
       optional GMIB and BPP                                24.25   74.64    127.66    272.63
Evergreen VA Foundation Fund - Class 2
       base contract with no optional riders                23.53   72.49    124.07    265.44
       optional BP                                          26.10   80.18    136.87    290.90
       optional BPP                                         27.63   84.77    144.49    305.88
       optional GMIB                                        26.61   81.71    139.42    295.92
       optional GMIB and BP                                 29.17   89.35    152.06    320.63
       optional GMIB and BPP                                30.71   93.92    159.58    335.17


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Fund - Class 2
            base contract with no optional riders             $103.74  $143.10   $185.10  $267.50
            optional BP                                        106.30   150.79    197.89   292.91
            optional BPP                                       107.84   155.38    205.50   307.86
            optional GMIB                                      106.81   152.32    200.43   297.92
            optional GMIB and BP                               109.38   159.96    213.07   322.58
            optional GMIB and BPP                              110.91   164.52    220.58   337.09
Evergreen VA Global Leaders Fund - Class 2
            base contract with no optional riders              104.25   144.64    187.66   272.63
            optional BP                                        106.81   152.32    200.43   297.92
            optional BPP                                       108.35   156.91    208.03   312.79
            optional GMIB                                      107.33   153.85    202.97   302.90
            optional GMIB and BP                               109.89   161.48    215.58   327.44
            optional GMIB and BPP                              111.43   166.04    223.08   341.88
Evergreen VA Growth Fund - Class 2
            base contract with no optional riders              103.23   141.56    182.52   262.34
            optional BP                                        105.79   149.26    195.34   287.88
            optional BPP                                       107.33   153.85    202.97   302.90
            optional GMIB                                      106.30   150.79    197.89   292.91
            optional GMIB and BP                               108.86   158.44    210.55   317.70
            optional GMIB and BPP                              110.40   163.00    218.08   332.28
Evergreen VA Growth and Income Fund - Class 2
            base contract with no optional riders              103.74   143.10    185.10   267.50
            optional BP                                        106.30   150.79    197.89   292.91
            optional BPP                                       107.84   155.38    205.50   307.86
            optional GMIB                                      106.81   152.32    200.43   297.92
            optional GMIB and BP                               109.38   159.96    213.07   322.58
            optional GMIB and BPP                              110.91   164.52    220.58   337.09
Evergreen VA High Income Fund - Class 2
            base contract with no optional riders              104.35   144.95    188.18   273.66
            optional BP                                        106.92   152.63    200.94   298.92
            optional BPP                                       108.45   157.21    208.53   313.77
            optional GMIB                                      107.43   154.16    203.48   303.89
            optional GMIB and BP                               109.99   161.79    216.08   328.41
            optional GMIB and BPP                              111.53   166.34    223.58   342.83
Evergreen VA International Growth Fund - Class 2
            base contract with no optional riders              104.35   144.95    188.18   273.66
            optional BP                                        106.92   152.63    200.94   298.92
            optional BPP                                       108.45   157.21    208.53   313.77
            optional GMIB                                      107.43   154.16    203.48   303.89
            optional GMIB and BP                               109.99   161.79    216.08   328.41
            optional GMIB and BPP                              111.53   166.34    223.58   342.83


                                                                     NO WITHDRAWAL OR SELECTION
                                                                  OF AN ANNUITY PAYOUT PLAN AT THE
                                                                       END OF EACH TIME PERIOD
                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Fund - Class 2
            base contract with no optional riders               $23.74  $73.10    $125.10  $267.50
            optional BP                                          26.30   80.79     137.89   292.91
            optional BPP                                         27.84   85.38     145.50   307.86
            optional GMIB                                        26.81   82.32     140.43   297.92
            optional GMIB and BP                                 29.38   89.96     153.07   322.58
            optional GMIB and BPP                                30.91   94.52     160.58   337.09
Evergreen VA Global Leaders Fund - Class 2
            base contract with no optional riders                24.25   74.64     127.66   272.63
            optional BP                                          26.81   82.32     140.43   297.92
            optional BPP                                         28.35   86.91     148.03   312.79
            optional GMIB                                        27.33   83.85     142.97   302.90
            optional GMIB and BP                                 29.89   91.48     155.58   327.44
            optional GMIB and BPP                                31.43   96.04     163.08   341.88
Evergreen VA Growth Fund - Class 2
            base contract with no optional riders                23.23   71.56     122.52   262.34
            optional BP                                          25.79   79.26     135.34   287.88
            optional BPP                                         27.33   83.85     142.97   302.90
            optional GMIB                                        26.30   80.79     137.89   292.91
            optional GMIB and BP                                 28.86   88.44     150.55   317.70
            optional GMIB and BPP                                30.40   93.00     158.08   332.28
Evergreen VA Growth and Income Fund - Class 2
            base contract with no optional riders                23.74   73.10     125.10   267.50
            optional BP                                          26.30   80.79     137.89   292.91
            optional BPP                                         27.84   85.38     145.50   307.86
            optional GMIB                                        26.81   82.32     140.43   297.92
            optional GMIB and BP                                 29.38   89.96     153.07   322.58
            optional GMIB and BPP                                30.91   94.52     160.58   337.09
Evergreen VA High Income Fund - Class 2
            base contract with no optional riders                24.35   74.95     128.18   273.66
            optional BP                                          26.92   82.63     140.94   298.92
            optional BPP                                         28.45   87.21     148.53   313.77
            optional GMIB                                        27.43   84.16     143.48   303.89
            optional GMIB and BP                                 29.99   91.79     156.08   328.41
            optional GMIB and BPP                                31.53   96.34     163.58   342.83
Evergreen VA International Growth Fund - Class 2
            base contract with no optional riders                24.35   74.95     128.18   273.66
            optional BP                                          26.92   82.63     140.94   298.92
            optional BPP                                         28.45   87.21     148.53   313.77
            optional GMIB                                        27.43   84.16     143.48   303.89
            optional GMIB and BP                                 29.99   91.79     156.08   328.41
            optional GMIB and BPP                                31.53   96.34     163.58   342.83


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Masters Fund - Class 2
            base contract with no optional riders             $104.25  $144.64   $187.66  $272.63
            optional BP                                        106.81   152.32    200.43   297.92
            optional BPP                                       108.35   156.91    208.03   312.79
            optional GMIB                                      107.33   153.85    202.97   302.90
            optional GMIB and BP                               109.89   161.48    215.58   327.44
            optional GMIB and BPP                              111.43   166.04    223.08   341.88
Evergreen VA Omega Fund - Class 2
            base contract with no optional riders              101.38   136.00    173.20   243.56
            optional BP                                        103.94   143.72    186.12   269.56
            optional BPP                                       105.48   148.33    193.81   284.85
            optional GMIB                                      104.46   145.26    188.69   274.68
            optional GMIB and BP                               107.02   152.93    201.45   299.91
            optional GMIB and BPP                              108.56   157.52    209.04   314.76
Evergreen VA Small Cap Value Fund - Class 2
            base contract with no optional riders              104.25   144.64    187.66   272.63
            optional BP                                        106.81   152.32    200.43   297.92
            optional BPP                                       108.35   156.91    208.03   312.79
            optional GMIB                                      107.33   153.85    202.97   302.90
            optional GMIB and BP                               109.89   161.48    215.58   327.44
            optional GMIB and BPP                              111.43   166.04    223.08   341.88
Evergreen VA Special Equity Fund - Class 2
            base contract with no optional riders              104.56   145.57    189.20   275.70
            optional BP                                        107.12   153.24    201.96   300.91
            optional BPP                                       108.66   157.82    209.54   315.74
            optional GMIB                                      107.63   154.77    204.49   305.88
            optional GMIB and BP                               110.20   162.40    217.08   330.35
            optional GMIB and BPP                              111.73   166.95    224.57   344.74
Evergreen VA Strategic Income Fund - Class 2
            base contract with no optional riders              102.30   138.78    177.87   252.99
            optional BP                                        104.87   146.49    190.74   278.76
            optional BPP                                       106.40   151.10    198.40   293.92
            optional GMIB                                      105.38   148.03    193.30   283.84
            optional GMIB and BP                               107.94   155.69    206.01   308.85
            optional GMIB and BPP                              109.48   160.26    213.57   323.56
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
            base contract with no optional riders              101.07   135.07    171.64   240.40
            optional BP                                        103.64   142.80    184.58   266.47
            optional BPP                                       105.17   147.41    192.28   281.81
            optional GMIB                                      104.15   144.34    187.15   271.61
            optional GMIB and BP                               106.71   152.02    199.92   296.92
            optional GMIB and BPP                              108.25   156.60    207.52   311.81


                                                                   NO WITHDRAWAL OR SELECTION
                                                                OF AN ANNUITY PAYOUT PLAN AT THE
                                                                     END OF EACH TIME PERIOD
                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Masters Fund - Class 2
            base contract with no optional riders             $24.25  $74.64    $127.66  $272.63
            optional BP                                        26.81   82.32     140.43   297.92
            optional BPP                                       28.35   86.91     148.03   312.79
            optional GMIB                                      27.33   83.85     142.97   302.90
            optional GMIB and BP                               29.89   91.48     155.58   327.44
            optional GMIB and BPP                              31.43   96.04     163.08   341.88
Evergreen VA Omega Fund - Class 2
            base contract with no optional riders              21.38   66.00     113.20   243.56
            optional BP                                        23.94   73.72     126.12   269.56
            optional BPP                                       25.48   78.33     133.81   284.85
            optional GMIB                                      24.46   75.26     128.69   274.68
            optional GMIB and BP                               27.02   82.93     141.45   299.91
            optional GMIB and BPP                              28.56   87.52     149.04   314.76
Evergreen VA Small Cap Value Fund - Class 2
            base contract with no optional riders              24.25   74.64     127.66   272.63
            optional BP                                        26.81   82.32     140.43   297.92
            optional BPP                                       28.35   86.91     148.03   312.79
            optional GMIB                                      27.33   83.85     142.97   302.90
            optional GMIB and BP                               29.89   91.48     155.58   327.44
            optional GMIB and BPP                              31.43   96.04     163.08   341.88
Evergreen VA Special Equity Fund - Class 2
            base contract with no optional riders              24.56   75.57     129.20   275.70
            optional BP                                        27.12   83.24     141.96   300.91
            optional BPP                                       28.66   87.82     149.54   315.74
            optional GMIB                                      27.63   84.77     144.49   305.88
            optional GMIB and BP                               30.20   92.40     157.08   330.35
            optional GMIB and BPP                              31.73   96.95     164.57   344.74
Evergreen VA Strategic Income Fund - Class 2
            base contract with no optional riders              22.30   68.78     117.87   252.99
            optional BP                                        24.87   76.49     130.74   278.76
            optional BPP                                       26.40   81.10     138.40   293.92
            optional GMIB                                      25.38   78.03     133.30   283.84
            optional GMIB and BP                               27.94   85.69     146.01   308.85
            optional GMIB and BPP                              29.48   90.26     153.57   323.56
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
            base contract with no optional riders              21.07   65.07     111.64   240.40
            optional BP                                        23.64   72.80     124.58   266.47
            optional BPP                                       25.17   77.41     132.28   281.81
            optional GMIB                                      24.15   74.34     127.15   271.61
            optional GMIB and BP                               26.71   82.02     139.92   296.92
            optional GMIB and BPP                              28.25   86.60     147.52   311.81


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
           base contract with no optional riders              $100.97  $134.76   $171.12  $239.34
           optional BP                                         103.53   142.49    184.07   265.44
           optional BPP                                        105.07   147.11    191.77   280.79
           optional GMIB                                       104.05   144.03    186.64   270.58
           optional GMIB and BP                                106.61   151.71    199.42   295.92
           optional GMIB and BPP                               108.15   156.30    207.02   310.82
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
           base contract with no optional riders               101.07   135.07    171.64   240.40
           optional BP                                         103.64   142.80    184.58   266.47
           optional BPP                                        105.17   147.41    192.28   281.81
           optional GMIB                                       104.15   144.34    187.15   271.61
           optional GMIB and BP                                106.71   152.02    199.92   296.92
           optional GMIB and BPP                               108.25   156.60    207.52   311.81
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
           base contract with no optional riders               101.89   137.55    175.80   248.81
           optional BP                                         104.46   145.26    188.69   274.68
           optional BPP                                        105.99   149.87    196.36   289.90
           optional GMIB                                       104.97   146.80    191.25   279.78
           optional GMIB and BP                                107.53   154.46    203.98   304.89
           optional GMIB and BPP                               109.07   159.05    211.56   319.66
FTVIPT Mutual Shares Securities Fund - Class 2
           base contract with no optional riders               102.10   138.16    176.84   250.90
           optional BP                                         104.66   145.88    189.72   276.72
           optional BPP                                        106.20   150.48    197.38   291.91
           optional GMIB                                       105.17   147.41    192.28   281.81
           optional GMIB and BP                                107.74   155.08    205.00   306.87
           optional GMIB and BPP                               109.27   159.65    212.56   321.61
FTVIPT Templeton Foreign Securities Fund - Class 2
           base contract with no optional riders               103.23   141.56    182.52   262.34
           optional BP                                         105.79   149.26    195.34   287.88
           optional BPP                                        107.33   153.85    202.97   302.90
           optional GMIB                                       106.30   150.79    197.89   292.91
           optional GMIB and BP                                108.86   158.44    210.55   317.70
           optional GMIB and BPP                               110.40   163.00    218.08   332.28
MFS(R) New Discovery Series - Service Class
           base contract with no optional riders               104.87   146.49    190.74   278.76
           optional BP                                         107.43   154.16    203.48   303.89
           optional BPP                                        108.97   158.74    211.05   318.68
           optional GMIB                                       107.94   155.69    206.01   308.85
           optional GMIB and BP                                110.50   163.31    218.58   333.24
           optional GMIB and BPP                               112.04   167.86    226.07   347.59


                                                                   NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                    END OF EACH TIME PERIOD
                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
           base contract with no optional riders              $20.97  $64.76    $111.12  $239.34
           optional BP                                         23.53   72.49     124.07   265.44
           optional BPP                                        25.07   77.11     131.77   280.79
           optional GMIB                                       24.05   74.03     126.64   270.58
           optional GMIB and BP                                26.61   81.71     139.42   295.92
           optional GMIB and BPP                               28.15   86.30     147.02   310.82
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
           base contract with no optional riders               21.07   65.07     111.64   240.40
           optional BP                                         23.64   72.80     124.58   266.47
           optional BPP                                        25.17   77.41     132.28   281.81
           optional GMIB                                       24.15   74.34     127.15   271.61
           optional GMIB and BP                                26.71   82.02     139.92   296.92
           optional GMIB and BPP                               28.25   86.60     147.52   311.81
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
           base contract with no optional riders               21.89   67.55     115.80   248.81
           optional BP                                         24.46   75.26     128.69   274.68
           optional BPP                                        25.99   79.87     136.36   289.90
           optional GMIB                                       24.97   76.80     131.25   279.78
           optional GMIB and BP                                27.53   84.46     143.98   304.89
           optional GMIB and BPP                               29.07   89.05     151.56   319.66
FTVIPT Mutual Shares Securities Fund - Class 2
           base contract with no optional riders               22.10   68.16     116.84   250.90
           optional BP                                         24.66   75.88     129.72   276.72
           optional BPP                                        26.20   80.48     137.38   291.91
           optional GMIB                                       25.17   77.41     132.28   281.81
           optional GMIB and BP                                27.74   85.08     145.00   306.87
           optional GMIB and BPP                               29.27   89.65     152.56   321.61
FTVIPT Templeton Foreign Securities Fund - Class 2
           base contract with no optional riders               23.23   71.56     122.52   262.34
           optional BP                                         25.79   79.26     135.34   287.88
           optional BPP                                        27.33   83.85     142.97   302.90
           optional GMIB                                       26.30   80.79     137.89   292.91
           optional GMIB and BP                                28.86   88.44     150.55   317.70
           optional GMIB and BPP                               30.40   93.00     158.08   332.28
MFS(R) New Discovery Series - Service Class
           base contract with no optional riders               24.87   76.49     130.74   278.76
           optional BP                                         27.43   84.16     143.48   303.89
           optional BPP                                        28.97   88.74     151.05   318.68
           optional GMIB                                       27.94   85.69     146.01   308.85
           optional GMIB and BP                                30.50   93.31     158.58   333.24
           optional GMIB and BPP                               32.04   97.86     166.07   347.59


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
MFS(R) Total Return Series - Service Class
            base contract with no optional riders             $103.12  $141.25   $182.00  $261.31
            optional BP                                        105.69   148.95    194.83   286.87
            optional BPP                                       107.22   153.55    202.46   301.91
            optional GMIB                                      106.20   150.48    197.38   291.91
            optional GMIB and BP                               108.76   158.13    210.05   316.72
            optional GMIB and BPP                              110.30   162.70    217.58   331.31
MFS(R) Utilities Series - Service Class
            base contract with no optional riders              103.53   142.49    184.07   265.44
            optional BP                                        106.10   150.18    196.87   290.90
            optional BPP                                       107.63   154.77    204.49   305.88
            optional GMIB                                      106.61   151.71    199.42   295.92
            optional GMIB and BP                               109.17   159.35    212.06   320.63
            optional GMIB and BPP                              110.71   163.92    219.58   335.17
Oppenheimer Capital Appreciation Fund/VA, Service Shares
            base contract with no optional riders              100.77   134.14    170.08   237.23
            optional BP                                        103.33   141.87    183.04   263.38
            optional BPP                                       104.87   146.49    190.74   278.76
            optional GMIB                                      103.84   143.41    185.61   268.53
            optional GMIB and BP                               106.40   151.10    198.40   293.92
            optional GMIB and BPP                              107.94   155.69    206.01   308.85
Oppenheimer Global Securities Fund/VA, Service Shares
            base contract with no optional riders              101.18   135.38    172.16   241.45
            optional BP                                        103.74   143.10    185.10   267.50
            optional BPP                                       105.28   147.72    192.79   282.82
            optional GMIB                                      104.25   144.64    187.66   272.63
            optional GMIB and BP                               106.81   152.32    200.43   297.92
            optional GMIB and BPP                              108.35   156.91    208.03   312.79
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
            base contract with no optional riders              104.66   145.88    189.72   276.72
            optional BP                                        107.22   153.55    202.46   301.91
            optional BPP                                       108.76   158.13    210.05   316.72
            optional GMIB                                      107.74   155.08    205.00   306.87
            optional GMIB and BP                               110.30   162.70    217.58   331.31
            optional GMIB and BPP                              111.84   167.25    225.07   345.69
Oppenheimer Strategic Bond Fund/VA, Service Shares
            base contract with no optional riders              101.89   137.55    175.80   248.81
            optional BP                                        104.46   145.26    188.69   274.68
            optional BPP                                       105.99   149.87    196.36   289.90
            optional GMIB                                      104.97   146.80    191.25   279.78
            optional GMIB and BP                               107.53   154.46    203.98   304.89
            optional GMIB and BPP                              109.07   159.05    211.56   319.66


                                                                    NO WITHDRAWAL OR SELECTION
                                                                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                                      END OF EACH TIME PERIOD
                                                                1 YEAR  3 YEARS   5 YEARS  10 YEARS
MFS(R) Total Return Series - Service Class
            base contract with no optional riders               $23.12  $71.25   $122.00   $261.31
            optional BP                                          25.69   78.95    134.83    286.87
            optional BPP                                         27.22   83.55    142.46    301.91
            optional GMIB                                        26.20   80.48    137.38    291.91
            optional GMIB and BP                                 28.76   88.13    150.05    316.72
            optional GMIB and BPP                                30.30   92.70    157.58    331.31
MFS(R) Utilities Series - Service Class
            base contract with no optional riders                23.53   72.49    124.07    265.44
            optional BP                                          26.10   80.18    136.87    290.90
            optional BPP                                         27.63   84.77    144.49    305.88
            optional GMIB                                        26.61   81.71    139.42    295.92
            optional GMIB and BP                                 29.17   89.35    152.06    320.63
            optional GMIB and BPP                                30.71   93.92    159.58    335.17
Oppenheimer Capital Appreciation Fund/VA, Service Shares
            base contract with no optional riders                20.77   64.14    110.08    237.23
            optional BP                                          23.33   71.87    123.04    263.38
            optional BPP                                         24.87   76.49    130.74    278.76
            optional GMIB                                        23.84   73.41    125.61    268.53
            optional GMIB and BP                                 26.40   81.10    138.40    293.92
            optional GMIB and BPP                                27.94   85.69    146.01    308.85
Oppenheimer Global Securities Fund/VA, Service Shares
            base contract with no optional riders                21.18   65.38    112.16    241.45
            optional BP                                          23.74   73.10    125.10    267.50
            optional BPP                                         25.28   77.72    132.79    282.82
            optional GMIB                                        24.25   74.64    127.66    272.63
            optional GMIB and BP                                 26.81   82.32    140.43    297.92
            optional GMIB and BPP                                28.35   86.91    148.03    312.79
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
            base contract with no optional riders                24.66   75.88    129.72    276.72
            optional BP                                          27.22   83.55    142.46    301.91
            optional BPP                                         28.76   88.13    150.05    316.72
            optional GMIB                                        27.74   85.08    145.00    306.87
            optional GMIB and BP                                 30.30   92.70    157.58    331.31
            optional GMIB and BPP                                31.84   97.25    165.07    345.69
Oppenheimer Strategic Bond Fund/VA, Service Shares
            base contract with no optional riders                21.89   67.55    115.80    248.81
            optional BP                                          24.46   75.26    128.69    274.68
            optional BPP                                         25.99   79.87    136.36    289.90
            optional GMIB                                        24.97   76.80    131.25    279.78
            optional GMIB and BP                                 27.53   84.46    143.98    304.89
            optional GMIB and BPP                                29.07   89.05    151.56    319.66


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                                  A TOTAL WITHDRAWAL AT THE
                                                                                       EACH TIME PERIOD
                                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
         base contract with no optional riders                                $  99.23  $129.48  $162.25  $221.22
         optional BP                                                            101.79   137.24   175.28   247.76
         optional BPP                                                           103.33   141.87   183.04   263.38
         optional GMIB                                                          102.30   138.78   177.87   252.99
         optional GMIB and BP                                                   104.87   146.49   190.74   278.76
         optional GMIB and BPP                                                  106.40   151.10   198.40   293.92
Putnam VT Health Sciences Fund - Class IB Shares
         base contract with no optional riders                                  102.10   138.16   176.84   250.90
         optional BP                                                            104.66   145.88   189.72   276.72
         optional BPP                                                           106.20   150.48   197.38   291.91
         optional GMIB                                                          105.17   147.41   192.28   281.81
         optional GMIB and BP                                                   107.74   155.08   205.00   306.87
         optional GMIB and BPP                                                  109.27   159.65   212.56   321.61
Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                                  103.64   142.80   184.58   266.47
         optional BP                                                            106.20   150.48   197.38   291.91
         optional BPP                                                           107.74   155.08   205.00   306.87
         optional GMIB                                                          106.71   152.02   199.92   296.92
         optional GMIB and BP                                                   109.27   159.65   212.56   321.61
         optional GMIB and BPP                                                  110.81   164.22   220.08   336.13
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
         base contract with no optional riders                                  102.30   138.78   177.87   252.99
         optional BP                                                            104.87   146.49   190.74   278.76
         optional BPP                                                           106.40   151.10   198.40   293.92
         optional GMIB                                                          105.38   148.03   193.30   283.84
         optional GMIB and BP                                                   107.94   155.69   206.01   308.85
         optional GMIB and BPP                                                  109.48   160.26   213.57   323.56
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
         base contract with no optional riders                                  101.69   136.93   174.76   246.71
         optional BP                                                            104.25   144.64   187.66   272.63
         optional BPP                                                           105.79   149.26   195.34   287.88
         optional GMIB                                                          104.76   146.18   190.23   277.74
         optional GMIB and BP                                                   107.33   153.85   202.97   302.90
         optional GMIB and BPP                                                  108.86   158.44   210.55   317.70
Van Kampen UIF U.S. Real Estate Portfolio
         base contract with no optional riders                                  102.71   140.02   179.94   257.16
         optional BP                                                            105.28   147.72   192.79   282.82
         optional BPP                                                           106.81   152.32   200.43   297.92
         optional GMIB                                                          105.79   149.26   195.34   287.88
         optional GMIB and BP                                                   108.35   156.91   208.03   312.79
         optional GMIB and BPP                                                  109.89   161.48   215.58   327.44


                                                                                      NO WITHDRAWAL OR SELECTION
                                                                                   OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                       END OF EACH TIME PERIOD
                                                                                  1 YEAR  3 YEARS   5 YEARS  10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
         base contract with no optional riders                                    $19.23  $59.48   $102.25   $221.22
         optional BP                                                               21.79   67.24    115.28    247.76
         optional BPP                                                              23.33   71.87    123.04    263.38
         optional GMIB                                                             22.30   68.78    117.87    252.99
         optional GMIB and BP                                                      24.87   76.49    130.74    278.76
         optional GMIB and BPP                                                     26.40   81.10    138.40    293.92
Putnam VT Health Sciences Fund - Class IB Shares
         base contract with no optional riders                                     22.10   68.16    116.84    250.90
         optional BP                                                               24.66   75.88    129.72    276.72
         optional BPP                                                              26.20   80.48    137.38    291.91
         optional GMIB                                                             25.17   77.41    132.28    281.81
         optional GMIB and BP                                                      27.74   85.08    145.00    306.87
         optional GMIB and BPP                                                     29.27   89.65    152.56    321.61
Putnam VT International Growth Fund - Class IB Shares
         base contract with no optional riders                                     23.64   72.80    124.58    266.47
         optional BP                                                               26.20   80.48    137.38    291.91
         optional BPP                                                              27.74   85.08    145.00    306.87
         optional GMIB                                                             26.71   82.02    139.92    296.92
         optional GMIB and BP                                                      29.27   89.65    152.56    321.61
         optional GMIB and BPP                                                     30.81   94.22    160.08    336.13
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
         base contract with no optional riders                                     22.30   68.78    117.87    252.99
         optional BP                                                               24.87   76.49    130.74    278.76
         optional BPP                                                              26.40   81.10    138.40    293.92
         optional GMIB                                                             25.38   78.03    133.30    283.84
         optional GMIB and BP                                                      27.94   85.69    146.01    308.85
         optional GMIB and BPP                                                     29.48   90.26    153.57    323.56
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
         base contract with no optional riders                                     21.69   66.93    114.76    246.71
         optional BP                                                               24.25   74.64    127.66    272.63
         optional BPP                                                              25.79   79.26    135.34    287.88
         optional GMIB                                                             24.76   76.18    130.23    277.74
         optional GMIB and BP                                                      27.33   83.85    142.97    302.90
         optional GMIB and BPP                                                     28.86   88.44    150.55    317.70
Van Kampen UIF U.S. Real Estate Portfolio
         base contract with no optional riders                                     22.71   70.02    119.94    257.16
         optional BP                                                               25.28   77.72    132.79    282.82
         optional BPP                                                              26.81   82.32    140.43    297.92
         optional GMIB                                                             25.79   79.26    135.34    287.88
         optional GMIB and BP                                                      28.35   86.91    148.03    312.79
         optional GMIB and BPP                                                     29.89   91.48    155.58    327.44


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ...


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders               $  98.61  $127.61  $159.10   $214.76
         optional BP rider                                     101.18   135.38   172.16    241.45
         optional BPP rider                                    102.71   140.02   179.94    257.16
AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                  97.38   123.87   152.78    201.71
         optional BP rider                                      99.95   131.66   165.91    228.72
         optional BPP rider                                    101.48   136.31   173.72    244.61
AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                  99.74   131.03   164.86    226.58
         optional BP rider                                     102.30   138.78   177.87    252.99
         optional BPP rider                                    103.84   143.41   185.61    268.53
AXP(R) Variable Portfolio - Equity Select Fund
         base contract with no optional riders                 101.69   136.93   174.76    246.71
         optional BP rider                                     104.25   144.64   187.66    272.63
         optional BPP rider                                    105.79   149.26   195.34    287.88
AXP(R) Variable Portfolio - Federal Income Fund
         base contract with no optional riders                  99.02   128.86   161.20    219.07
         optional BP rider                                     101.59   136.62   174.24    245.66
         optional BPP rider                                    103.12   141.25   182.00    261.31
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                  98.51   127.30   158.57    213.67
         optional BP rider                                     101.07   135.07   171.64    240.40
         optional BPP rider                                    102.61   139.71   179.42    256.12
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                 105.79   149.26   195.34    287.88
         optional BP rider                                     108.35   156.91   208.03    312.79
         optional BPP rider                                    109.89   161.48   215.58    327.44
AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                 105.28   147.72   192.79    282.82
         optional BP rider                                     107.84   155.38   205.50    307.86
         optional BPP rider                                    109.38   159.96   213.07    322.58
AIM V.I. Capital Appreciation Fund, Series II
         base contract with no optional riders                 101.69   136.93   174.76    246.71
         optional BP rider                                     104.25   144.64   187.66    272.63
         optional BPP rider                                    105.79   149.26   195.34    287.88
AIM V.I. Capital Development Fund, Series II
         base contract with no optional riders                 104.87   146.49   190.74    278.76
         optional BP rider                                     107.43   154.16   203.48    303.89
         optional BPP rider                                    108.97   158.74   211.05    318.68


                                                                   NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                   END OF EACH TIME PERIOD
                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
         base contract with no optional riders                $18.61  $57.61   $ 99.10   $214.76
         optional BP rider                                     21.18   65.38    112.16    241.45
         optional BPP rider                                    22.71   70.02    119.94    257.16
AXP(R) Variable Portfolio - Cash Management Fund
         base contract with no optional riders                 17.38   53.87     92.78    201.71
         optional BP rider                                     19.95   61.66    105.91    228.72
         optional BPP rider                                    21.48   66.31    113.72    244.61
AXP(R) Variable Portfolio - Diversified Equity Income Fund
         base contract with no optional riders                 19.74   61.03    104.86    226.58
         optional BP rider                                     22.30   68.78    117.87    252.99
         optional BPP rider                                    23.84   73.41    125.61    268.53
AXP(R) Variable Portfolio - Equity Select Fund
         base contract with no optional riders                 21.69   66.93    114.76    246.71
         optional BP rider                                     24.25   74.64    127.66    272.63
         optional BPP rider                                    25.79   79.26    135.34    287.88
AXP(R) Variable Portfolio - Federal Income Fund
         base contract with no optional riders                 19.02   58.86    101.20    219.07
         optional BP rider                                     21.59   66.62    114.24    245.66
         optional BPP rider                                    23.12   71.25    122.00    261.31
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
         base contract with no optional riders                 18.51   57.30     98.57    213.67
         optional BP rider                                     21.07   65.07    111.64    240.40
         optional BPP rider                                    22.61   69.71    119.42    256.12
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
         base contract with no optional riders                 25.79   79.26    135.34    287.88
         optional BP rider                                     28.35   86.91    148.03    312.79
         optional BPP rider                                    29.89   91.48    155.58    327.44
AIM V.I. Basic Value Fund, Series II
         base contract with no optional riders                 25.28   77.72    132.79    282.82
         optional BP rider                                     27.84   85.38    145.50    307.86
         optional BPP rider                                    29.38   89.96    153.07    322.58
AIM V.I. Capital Appreciation Fund, Series II
         base contract with no optional riders                 21.69   66.93    114.76    246.71
         optional BP rider                                     24.25   74.64    127.66    272.63
         optional BPP rider                                    25.79   79.26    135.34    287.88
AIM V.I. Capital Development Fund, Series II
         base contract with no optional riders                 24.87   76.49    130.74    278.76
         optional BP rider                                     27.43   84.16    143.48    303.89
         optional BPP rider                                    28.97   88.74    151.05    318.68


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                    A TOTAL WITHDRAWAL AT THE
                                                                        EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
         base contract with no optional riders               $  99.84  $131.35   $165.39  $227.65
         optional BP rider                                     102.41   139.09    178.39   254.04
         optional BPP rider                                    103.94   143.72    186.12   269.56
Alliance VP Premier Growth Portfolio (Class B)
         base contract with no optional riders                 103.64   142.80    184.58   266.47
         optional BP rider                                     106.20   150.48    197.38   291.91
         optional BPP rider                                    107.74   155.08    205.00   306.87
Alliance VP Technology Portfolio (Class B)
         base contract with no optional riders                 104.05   144.03    186.64   270.58
         optional BP rider                                     106.61   151.71    199.42   295.92
         optional BPP rider                                    108.15   156.30    207.02   310.82
Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders                 102.92   140.64    180.97   259.24
         optional BP rider                                     105.48   148.33    193.81   284.85
         optional BPP rider                                    107.02   152.93    201.45   299.91
Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders                 102.00   137.85    176.32   249.86
         optional BP rider                                     104.56   145.57    189.20   275.70
         optional BPP rider                                    106.10   150.18    196.87   290.90
Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders                  99.33   129.79    162.77   222.30
         optional BP rider                                     101.89   137.55    175.80   248.81
         optional BPP rider                                    103.43   142.18    183.55   264.41
Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders                  96.05   119.81    145.89   187.39
         optional BP rider                                      98.61   127.61    159.10   214.76
         optional BPP rider                                    100.15   132.28    166.95   230.85
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders                 102.51   139.40    178.91   255.08
         optional BP rider                                     105.07   147.11    191.77   280.79
         optional BPP rider                                    106.61   151.71    199.42   295.92
Evergreen VA Fund - Class 2
         base contract with no optional riders                 102.71   140.02    179.94   257.16
         optional BP rider                                     105.28   147.72    192.79   282.82
         optional BPP rider                                    106.81   152.32    200.43   297.92
Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders                 103.23   141.56    182.52   262.34
         optional BP rider                                     105.79   149.26    195.34   287.88
         optional BPP rider                                    107.33   153.85    202.97   302.90


                                                              NO WITHDRAWAL OR SELECTION
                                                            OF AN ANNUITY PAYOUT PLAN AT THE
                                                                 END OF EACH TIME PERIOD
                                                           1 YEAR  3 YEARS   5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio (Class B)
         base contract with no optional riders             $19.84   $61.35   $105.39   $227.65
         optional BP rider                                  22.41    69.09    118.39    254.04
         optional BPP rider                                 23.94    73.72    126.12    269.56
Alliance VP Premier Growth Portfolio (Class B)
         base contract with no optional riders              23.64    72.80    124.58    266.47
         optional BP rider                                  26.20    80.48    137.38    291.91
         optional BPP rider                                 27.74    85.08    145.00    306.87
Alliance VP Technology Portfolio (Class B)
         base contract with no optional riders              24.05    74.03    126.64    270.58
         optional BP rider                                  26.61    81.71    139.42    295.92
         optional BPP rider                                 28.15    86.30    147.02    310.82
Evergreen VA Blue Chip Fund - Class 2
         base contract with no optional riders              22.92    70.64    120.97    259.24
         optional BP rider                                  25.48    78.33    133.81    284.85
         optional BPP rider                                 27.02    82.93    141.45    299.91
Evergreen VA Capital Growth Fund - Class 2
         base contract with no optional riders              22.00    67.85    116.32    249.86
         optional BP rider                                  24.56    75.57    129.20    275.70
         optional BPP rider                                 26.10    80.18    136.87    290.90
Evergreen VA Core Bond Fund - Class 2
         base contract with no optional riders              19.33    59.79    102.77    222.30
         optional BP rider                                  21.89    67.55    115.80    248.81
         optional BPP rider                                 23.43    72.18    123.55    264.41
Evergreen VA Equity Index Fund - Class 2
         base contract with no optional riders              16.05    49.81     85.89    187.39
         optional BP rider                                  18.61    57.61     99.10    214.76
         optional BPP rider                                 20.15    62.28    106.95    230.85
Evergreen VA Foundation Fund - Class 2
         base contract with no optional riders              22.51    69.40    118.91    255.08
         optional BP rider                                  25.07    77.11    131.77    280.79
         optional BPP rider                                 26.61    81.71    139.42    295.92
Evergreen VA Fund - Class 2
         base contract with no optional riders              22.71    70.02    119.94    257.16
         optional BP rider                                  25.28    77.72    132.79    282.82
         optional BPP rider                                 26.81    82.32    140.43    297.92
Evergreen VA Global Leaders Fund - Class 2
         base contract with no optional riders              23.23    71.56    122.52    262.34
         optional BP rider                                  25.79    79.26    135.34    287.88
         optional BPP rider                                 27.33    83.85    142.97    302.90


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                         EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Growth Fund - Class 2
               base contract with no optional riders          $102.20  $138.47   $177.35  $251.95
               optional BP rider                               104.76   146.18    190.23   277.74
               optional BPP rider                              106.30   150.79    197.89   292.91
Evergreen VA Growth and Income Fund - Class 2
               base contract with no optional riders           102.71   140.02    179.94   257.16
               optional BP rider                               105.28   147.72    192.79   282.82
               optional BPP rider                              106.81   152.32    200.43   297.92
Evergreen VA High Income Fund - Class 2
               base contract with no optional riders           103.33   141.87    183.04   263.38
               optional BP rider                               105.89   149.56    195.85   288.89
               optional BPP rider                              107.43   154.16    203.48   303.89
Evergreen VA International Growth Fund - Class 2
               base contract with no optional riders           103.33   141.87    183.04   263.38
               optional BP rider                               105.89   149.56    195.85   288.89
               optional BPP rider                              107.43   154.16    203.48   303.89
Evergreen VA Masters Fund - Class 2
               base contract with no optional riders           103.23   141.56    182.52   262.34
               optional BP rider                               105.79   149.26    195.34   287.88
               optional BPP rider                              107.33   153.85    202.97   302.90
Evergreen VA Omega Fund - Class 2
               base contract with no optional riders           100.36   132.90    168.00   232.98
               optional BP rider                               102.92   140.64    180.97   259.24
               optional BPP rider                              104.46   145.26    188.69   274.68
Evergreen VA Small Cap Value Fund - Class 2
               base contract with no optional riders           103.23    141.56   182.52   262.34
               optional BP rider                               105.79    149.26   195.34   287.88
               optional BPP rider                              107.33    153.85   202.97   302.90
Evergreen VA Special Equity Fund - Class 2
               base contract with no optional riders           103.53    142.49   184.07   265.44
               optional BP rider                               106.10    150.18   196.87   290.90
               optional BPP rider                              107.63    154.77   204.49   305.88
Evergreen VA Strategic Income Fund - Class 2
               base contract with no optional riders           101.28    135.69   172.68   242.51
               optional BP rider                               103.84    143.41   185.61   268.53
               optional BPP rider                              105.38    148.03   193.30   283.84
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
               base contract with no optional riders           100.05    131.97   166.43   229.79
               optional BP rider                               102.61    139.71   179.42   256.12
               optional BPP rider                              104.15    144.34   187.15   271.61


                                                                  NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                   END OF EACH TIME PERIOD
                                                             1 YEAR  3 YEARS   5 YEARS  10 YEARS
Evergreen VA Growth Fund - Class 2
               base contract with no optional riders         $22.20  $68.47    $117.35  $251.95
               optional BP rider                              24.76   76.18     130.23   277.74
               optional BPP rider                             26.30   80.79     137.89   292.91
Evergreen VA Growth and Income Fund - Class 2
               base contract with no optional riders          22.71   70.02     119.94   257.16
               optional BP rider                              25.28   77.72     132.79   282.82
               optional BPP rider                             26.81   82.32     140.43   297.92
Evergreen VA High Income Fund - Class 2
               base contract with no optional riders          23.33   71.87     123.04   263.38
               optional BP rider                              25.89   79.56     135.85   288.89
               optional BPP rider                             27.43   84.16     143.48   303.89
Evergreen VA International Growth Fund - Class 2
               base contract with no optional riders          23.33   71.87     123.04   263.38
               optional BP rider                              25.89   79.56     135.85   288.89
               optional BPP rider                             27.43   84.16     143.48   303.89
Evergreen VA Masters Fund - Class 2
               base contract with no optional riders          23.23   71.56     122.52   262.34
               optional BP rider                              25.79   79.26     135.34   287.88
               optional BPP rider                             27.33   83.85     142.97   302.90
Evergreen VA Omega Fund - Class 2
               base contract with no optional riders          20.36   62.90     108.00   232.98
               optional BP rider                              22.92   70.64     120.97   259.24
               optional BPP rider                             24.46   75.26     128.69   274.68
Evergreen VA Small Cap Value Fund - Class 2
               base contract with no optional riders          23.23   71.56     122.52   262.34
               optional BP rider                              25.79   79.26     135.34   287.88
               optional BPP rider                             27.33   83.85     142.97   302.90
Evergreen VA Special Equity Fund - Class 2
               base contract with no optional riders          23.53   72.49     124.07   265.44
               optional BP rider                              26.10   80.18     136.87   290.90
               optional BPP rider                             27.63   84.77     144.49   305.88
Evergreen VA Strategic Income Fund - Class 2
               base contract with no optional riders          21.28   65.69     112.68   242.51
               optional BP rider                              23.84   73.41     125.61   268.53
               optional BPP rider                             25.38   78.03     133.30   283.84
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
               base contract with no optional riders          20.05   61.97     106.43   229.79
               optional BP rider                              22.61   69.71     119.42   256.12
               optional BPP rider                             24.15   74.34     127.15   271.61


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                     A TOTAL WITHDRAWAL AT THE
                                                                          EACH TIME PERIOD
                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
            base contract with no optional riders            $  99.95  $131.66   $165.91  $228.72
            optional BP rider                                  102.51   139.40    178.91   255.08
            optional BPP rider                                 104.05   144.03    186.64   270.58
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
            base contract with no optional riders              100.05   131.97    166.43   229.79
            optional BP rider                                  102.61   139.71    179.42   256.12
            optional BPP rider                                 104.15   144.34    187.15   271.61
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
            base contract with no optional riders              100.87   134.45    170.60   238.28
            optional BP rider                                  103.43   142.18    183.55   264.41
            optional BPP rider                                 104.97   146.80    191.25   279.78
FTVIPT Mutual Shares Securities Fund - Class 2
            base contract with no optional riders              101.07   135.07    171.64   240.40
            optional BP rider                                  103.64   142.80    184.58   266.47
            optional BPP rider                                 105.17   147.41    192.28   281.81
FTVIPT Templeton Foreign Securities Fund - Class 2
            base contract with no optional riders              102.20   138.47    177.35   251.95
            optional BP rider                                  104.76   146.18    190.23   277.74
            optional BPP rider                                 106.30   150.79    197.89   292.91
MFS(R) New Discovery Series - Service Class
            base contract with no optional riders              103.84   143.41    185.61   268.53
            optional BP rider                                  106.40   151.10    198.40   293.92
            optional BPP rider                                 107.94   155.69    206.01   308.85
MFS(R) Total Return Series - Service Class
            base contract with no optional riders              102.10   138.16    176.84   250.90
            optional BP rider                                  104.66   145.88    189.72   276.72
            optional BPP rider                                 106.20   150.48    197.38   291.91
MFS(R) Utilities Series - Service Class
            base contract with no optional riders              102.51   139.40    178.91   255.08
            optional BP rider                                  105.07   147.11    191.77   280.79
            optional BPP rider                                 106.61   151.71    199.42   295.92
Oppenheimer Capital Appreciation Fund/VA, Service Shares
            base contract with no optional riders               99.74   131.03    164.86   226.58
            optional BP rider                                  102.30   138.78    177.87   252.99
            optional BPP rider                                 103.84   143.41    185.61   268.53
Oppenheimer Global Securities Fund/VA, Service Shares
            base contract with no optional riders              100.15   132.28    166.95   230.85
            optional BP rider                                  102.71   140.02    179.94   257.16
            optional BPP rider                                 104.25   144.64    187.66   272.63


                                                                   NO WITHDRAWAL OR SELECTION
                                                               OF AN ANNUITY PAYOUT PLAN AT THE
                                                                     END OF EACH TIME PERIOD
                                                              1 YEAR  3 YEARS   5 YEARS  10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
            base contract with no optional riders             $19.95  $61.66    $105.91  $228.72
            optional BP rider                                  22.51   69.40     118.91   255.08
            optional BPP rider                                 24.05   74.03     126.64   270.58
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
            base contract with no optional riders              20.05   61.97     106.43   229.79
            optional BP rider                                  22.61   69.71     119.42   256.12
            optional BPP rider                                 24.15   74.34     127.15   271.61
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
            base contract with no optional riders              20.87   64.45     110.60   238.28
            optional BP rider                                  23.43   72.18     123.55   264.41
            optional BPP rider                                 24.97   76.80     131.25   279.78
FTVIPT Mutual Shares Securities Fund - Class 2
            base contract with no optional riders              21.07   65.07     111.64   240.40
            optional BP rider                                  23.64   72.80     124.58   266.47
            optional BPP rider                                 25.17   77.41     132.28   281.81
FTVIPT Templeton Foreign Securities Fund - Class 2
            base contract with no optional riders              22.20   68.47     117.35   251.95
            optional BP rider                                  24.76   76.18     130.23   277.74
            optional BPP rider                                 26.30   80.79     137.89   292.91
MFS(R) New Discovery Series - Service Class
            base contract with no optional riders              23.84   73.41     125.61   268.53
            optional BP rider                                  26.40   81.10     138.40   293.92
            optional BPP rider                                 27.94   85.69     146.01   308.85
MFS(R) Total Return Series - Service Class
            base contract with no optional riders              22.10   68.16     116.84   250.90
            optional BP rider                                  24.66   75.88     129.72   276.72
            optional BPP rider                                 26.20   80.48     137.38   291.91
MFS(R) Utilities Series - Service Class
            base contract with no optional riders              22.51   69.40     118.91   255.08
            optional BP rider                                  25.07   77.11     131.77   280.79
            optional BPP rider                                 26.61   81.71     139.42   295.92
Oppenheimer Capital Appreciation Fund/VA, Service Shares
            base contract with no optional riders              19.74   61.03     104.86   226.58
            optional BP rider                                  22.30   68.78     117.87   252.99
            optional BPP rider                                 23.84   73.41     125.61   268.53
Oppenheimer Global Securities Fund/VA, Service Shares
            base contract with no optional riders              20.15   62.28     106.95   230.85
            optional BP rider                                  22.71   70.02     119.94   257.16
            optional BPP rider                                 24.25   74.64     127.66   272.63


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ... (continued)


                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                         EACH TIME PERIOD
                                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
            base contract with no optional riders                              $103.64  $142.80  $184.58  $266.47
            optional BP rider                                                   106.20   150.48   197.38   291.91
            optional BPP rider                                                  107.74   155.08   205.00   306.87
Oppenheimer Strategic Bond Fund/VA, Service Shares
            base contract with no optional riders                               100.87   134.45   170.60   238.28
            optional BP rider                                                   103.43   142.18   183.55   264.41
            optional BPP rider                                                  104.97   146.80   191.25   279.78
Putnam VT Growth and Income Fund - Class IB Shares
            base contract with no optional riders                                98.20   126.37   157.00   210.42
            optional BP rider                                                   100.77   134.14   170.08   237.23
            optional BPP rider                                                  102.30   138.78   177.87   252.99
Putnam VT Health Sciences Fund - Class IB Shares
            base contract with no optional riders                               101.07   135.07   171.64   240.40
            optional BP rider                                                   103.64   142.80   184.58   266.47
            optional BPP rider                                                  105.17   147.41   192.28   281.81
Putnam VT International Growth Fund - Class IB Shares
            base contract with no optional riders                               102.61   139.71   179.42   256.12
            optional BP rider                                                   105.17   147.41   192.28   281.81
            optional BPP rider                                                  106.71   152.02   199.92   296.92
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
            base contract with no optional riders                               101.28   135.69   172.68   242.51
            optional BP rider                                                   103.84   143.41   185.61   268.53
            optional BPP rider                                                  105.38   148.03   193.30   283.84
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
            base contract with no optional riders                               100.66   133.83   169.56   236.17
            optional BP rider                                                   103.23   141.56   182.52   262.34
            optional BPP rider                                                  104.76   146.18   190.23   277.74
Van Kampen UIF U.S. Real Estate Portfolio
            base contract with no optional riders                               101.69   136.93   174.76   246.71
            optional BP rider                                                   104.25   144.64   187.66   272.63
            optional BPP rider                                                  105.79   149.26   195.34   287.88


                                                                                    NO WITHDRAWAL OR SELECTION
                                                                                 OF AN ANNUITY PAYOUT PLAN AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                               1 YEAR  3 YEARS   5 YEARS  10 YEARS
Oppenheimer Main Street Small Cap Fund/VA, Service Shares
            base contract with no optional riders                              $23.64  $72.80    $124.58  $266.47
            optional BP rider                                                   26.20   80.48     137.38   291.91
            optional BPP rider                                                  27.74   85.08     145.00   306.87
Oppenheimer Strategic Bond Fund/VA, Service Shares
            base contract with no optional riders                               20.87   64.45     110.60   238.28
            optional BP rider                                                   23.43   72.18     123.55   264.41
            optional BPP rider                                                  24.97   76.80     131.25   279.78
Putnam VT Growth and Income Fund - Class IB Shares
            base contract with no optional riders                               18.20   56.37      97.00   210.42
            optional BP rider                                                   20.77   64.14     110.08   237.23
            optional BPP rider                                                  22.30   68.78     117.87   252.99
Putnam VT Health Sciences Fund - Class IB Shares
            base contract with no optional riders                               21.07   65.07     111.64   240.40
            optional BP rider                                                   23.64   72.80     124.58   266.47
            optional BPP rider                                                  25.17   77.41     132.28   281.81
Putnam VT International Growth Fund - Class IB Shares
            base contract with no optional riders                               22.61   69.71     119.42   256.12
            optional BP rider                                                   25.17   77.41     132.28   281.81
            optional BPP rider                                                  26.71   82.02     139.92   296.92
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
            base contract with no optional riders                               21.28   65.69     112.68   242.51
            optional BP rider                                                   23.84   73.41     125.61   268.53
            optional BPP rider                                                  25.38   78.03     133.30   283.84
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
            base contract with no optional riders                               20.66   63.83     109.56   236.17
            optional BP rider                                                   23.23   71.56     122.52   262.34
            optional BPP rider                                                  24.76   76.18     130.23   277.74
Van Kampen UIF U.S. Real Estate Portfolio
            base contract with no optional riders                               21.69   66.93     114.76   246.71
            optional BP rider                                                   24.25   74.64     127.66   272.63
            optional BPP rider                                                  25.79   79.26     135.34   287.88


* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history.

YEAR ENDED DEC. 31,                                                             2001              2000              1999
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                               $      1.05       $      1.01       $      1.00
Accumulation unit value at end of period                                     $      1.11       $      1.05       $      1.01
Number of accumulation units outstanding at end of period (000 omitted)               99                82                --
Ratio of operating expense to average net assets                                    1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1(2) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $      1.03       $      1.00                --
Accumulation unit value at end of period                                     $      1.06       $      1.03                --
Number of accumulation units outstanding at end of period (000 omitted)              554                53                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2(2),(3) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $      1.00       $      1.00                --
Accumulation unit value at end of period                                     $      1.01       $      1.00                --
Number of accumulation units outstanding at end of period (000 omitted)            2,828                --                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $      1.05       $      1.01       $      1.00
Accumulation unit value at end of period                                     $      1.08       $      1.05       $      1.01
Number of accumulation units outstanding at end of period (000 omitted)            2,250                --                --
Ratio of operating expense to average net assets                                    1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(2) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                               $      1.03       $      1.00                --
Accumulation unit value at end of period                                     $      1.05       $      1.03                --
Number of accumulation units outstanding at end of period (000 omitted)            3,857               618                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                               $      1.00       $      1.02       $      1.00
Accumulation unit value at end of period                                     $      1.01       $      1.00       $      1.02
Number of accumulation units outstanding at end of period (000 omitted)              342               244                --
Ratio of operating expense to average net assets                                    1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF1(2),(3) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                               $      1.06       $      1.00                --
Accumulation unit value at end of period                                     $      1.11       $      1.06                --
Number of accumulation units outstanding at end of period (000 omitted)               30                --                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF2(2) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                               $      1.05       $      1.00                --
Accumulation unit value at end of period                                     $      1.10       $      1.05                --
Number of accumulation units outstanding at end of period (000 omitted)            2,495                25                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF3(2) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                               $      1.06       $      1.00                --
Accumulation unit value at end of period                                     $      1.11       $      1.06                --
Number of accumulation units outstanding at end of period (000 omitted)              799                15                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF4(2) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                               $      1.06       $      1.00                --
Accumulation unit value at end of period                                     $      1.11       $      1.06                --
Number of accumulation units outstanding at end of period (000 omitted)            1,321                34                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                             2001              2000              1999
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(2),(3) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $      0.92       $      1.00                --
Accumulation unit value at end of period                                     $      0.76       $      0.92                --
Number of accumulation units outstanding at end of period (000 omitted)               20                --                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM2(2),(3) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $      0.92       $      1.00                --
Accumulation unit value at end of period                                     $      0.76       $      0.92                --
Number of accumulation units outstanding at end of period (000 omitted)               81                --                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $      1.03       $      1.15       $      1.00
Accumulation unit value at end of period                                     $      0.85       $      1.03       $      1.15
Number of accumulation units outstanding at end of period (000 omitted)            3,478             1,937                --
Ratio of operating expense to average net assets                                    1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM4(2) (INVESTING IN SHARES OF AXP(R)
VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                               $      0.92       $      1.00                --
Accumulation unit value at end of period                                     $      0.75       $      0.92                --
Number of accumulation units outstanding at end of period (000 omitted)              193                32                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH
AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.97       $      1.00                --
Accumulation unit value at end of period                                     $      0.97       $      0.97                --
Number of accumulation units outstanding at end of period (000 omitted)              640                31                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP2(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH
AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.97       $      1.00                --
Accumulation unit value at end of period                                     $      0.96       $      0.97                --
Number of accumulation units outstanding at end of period (000 omitted)            3,601                65                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP3(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH
AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.97       $      1.00                --
Accumulation unit value at end of period                                     $      0.96       $      0.97                --
Number of accumulation units outstanding at end of period (000 omitted)            2,152               213                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP4(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH
AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.97       $      1.00                --
Accumulation unit value at end of period                                     $      0.96       $      0.97                --
Number of accumulation units outstanding at end of period (000 omitted)            4,722               292                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG1(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER
GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.80       $      1.00                --
Accumulation unit value at end of period                                     $      0.65       $      0.80                --
Number of accumulation units outstanding at end of period (000 omitted)              741                47                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG2(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER
GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.80       $      1.00                --
Accumulation unit value at end of period                                     $      0.65       $      0.80                --
Number of accumulation units outstanding at end of period (000 omitted)            3,531               438                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG3(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER
GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                               $      0.80       $      1.00                --
Accumulation unit value at end of period                                     $      0.65       $      0.80                --
Number of accumulation units outstanding at end of period (000 omitted)            1,944               426                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                             2001              2000              1999
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG4(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER
GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $      0.80       $      1.00                --
Accumulation unit value at end of period                                           $      0.65       $      0.80                --
Number of accumulation units outstanding at end of period (000 omitted)                  5,808               700                --
Ratio of operating expense to average net assets                                          1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC1(2) (INVESTING IN SHARES OF ALLIANCE VP
TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $      0.69       $      1.00                --
Accumulation unit value at end of period                                           $      0.51       $      0.69                --
Number of accumulation units outstanding at end of period (000 omitted)                    364                44                --
Ratio of operating expense to average net assets                                          1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC2(2) (INVESTING IN SHARES OF ALLIANCE VP
TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $      0.69       $      1.00                --
Accumulation unit value at end of period                                           $      0.51       $      0.69                --
Number of accumulation units outstanding at end of period (000 omitted)                  1,387               216                --
Ratio of operating expense to average net assets                                          1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC3(2) (INVESTING IN SHARES OF ALLIANCE VP
TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $      0.69       $      1.00                --
Accumulation unit value at end of period                                           $      0.51       $      0.69                --
Number of accumulation units outstanding at end of period (000 omitted)                    793               277                --
Ratio of operating expense to average net assets                                          1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC4(2) (INVESTING IN SHARES OF ALLIANCE VP
TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                     $      0.69       $      1.00                --
Accumulation unit value at end of period                                           $      0.51       $      0.69                --
Number of accumulation units outstanding at end of period (000 omitted)                  2,237               456                --
Ratio of operating expense to average net assets                                          1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO
SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $      1.00                --                --
Accumulation unit value at end of period                                           $      1.06                --                --
Number of accumulation units outstanding at end of period (000 omitted)                    522                --                --
Ratio of operating expense to average net assets                                          1.25%               --                --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT
FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $      1.29       $      1.04       $      1.00
Accumulation unit value at end of period                                           $      1.45       $      1.29       $      1.04
Number of accumulation units outstanding at end of period (000 omitted)                      2                --                --
Ratio of operating expense to average net assets                                          1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS1(2) (INVESTING IN SHARES OF FTVIPT
MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $      1.09       $      1.00                --
Accumulation unit value at end of period                                           $      1.16       $      1.09                --
Number of accumulation units outstanding at end of period (000 omitted)                     61                21                --
Ratio of operating expense to average net assets                                          1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS2(2) (INVESTING IN SHARES OF FTVIPT
MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $      1.09       $      1.00                --
Accumulation unit value at end of period                                           $      1.16       $      1.09                --
Number of accumulation units outstanding at end of period (000 omitted)                  1,321                 7                --
Ratio of operating expense to average net assets                                          1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT
MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $      1.16       $      1.03       $      1.00
Accumulation unit value at end of period                                           $      1.22       $      1.16       $      1.03
Number of accumulation units outstanding at end of period (000 omitted)                    252                --                --
Ratio of operating expense to average net assets                                          1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS4(2) (INVESTING IN SHARES OF FTVIPT
MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $      1.09       $      1.00                --
Accumulation unit value at end of period                                           $      1.15       $      1.09                --
Number of accumulation units outstanding at end of period (000 omitted)                  1,374                15                --
Ratio of operating expense to average net assets                                          1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------------


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                             2001              2000              1999
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT1(2) (INVESTING IN SHARES OF FTVIPT
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $      1.02       $      1.00                --
Accumulation unit value at end of period                                     $      0.85       $      1.02                --
Number of accumulation units outstanding at end of period (000 omitted)              324                22                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT2(2),(3) (INVESTING IN SHARES OF FTVIPT
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $      1.02       $      1.00                --
Accumulation unit value at end of period                                     $      0.85       $      1.02                --
Number of accumulation units outstanding at end of period (000 omitted)              887                --                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT3(2) (INVESTING IN SHARES OF FTVIPT
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $      1.02       $      1.00                --
Accumulation unit value at end of period                                     $      0.84       $      1.02                --
Number of accumulation units outstanding at end of period (000 omitted)              514                52                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT4(2) (INVESTING IN SHARES OF FTVIPT
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                               $      1.02       $      1.00                --
Accumulation unit value at end of period                                     $      0.84       $      1.02                --
Net assets at end of period (000 omitted)                                    $     1,327       $        54                --
Number of accumulation units outstanding at end of period (000 omitted)            1,576                53                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS1(2) (INVESTING IN SHARES OF MFS(R)
NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.01       $      1.00                --
Accumulation unit value at end of period                                     $      0.95       $      1.01                --
Number of accumulation units outstanding at end of period (000 omitted)              115                27                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS2(2) (INVESTING IN SHARES OF MFS(R)
NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.01       $      1.00                --
Accumulation unit value at end of period                                     $      0.95       $      1.01                --
Number of accumulation units outstanding at end of period (000 omitted)              317                 7                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(2) (INVESTING IN SHARES OF MFS(R)
NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      0.93       $      1.00                --
Accumulation unit value at end of period                                     $      0.87       $      0.93                --
Number of accumulation units outstanding at end of period (000 omitted)              293                35                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS4(2) (INVESTING IN SHARES OF MFS(R)
NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.01       $      1.00                --
Accumulation unit value at end of period                                     $      0.94       $      1.01                --
Number of accumulation units outstanding at end of period (000 omitted)              454                76                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS1(2) (INVESTING IN SHARES OF MFS(R)
TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.12       $      1.00                --
Accumulation unit value at end of period                                     $      1.10       $      1.12                --
Number of accumulation units outstanding at end of period (000 omitted)              792                45                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS2(2) (INVESTING IN SHARES OF MFS(R)
TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.12       $      1.00                --
Accumulation unit value at end of period                                     $      1.10       $      1.12                --
Number of accumulation units outstanding at end of period (000 omitted)            3,440                86                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSTR1(2) (INVESTING IN SHARES OF MFS(R)
TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.06       $      1.00                --
Accumulation unit value at end of period                                     $      1.05       $      1.06                --
Number of accumulation units outstanding at end of period (000 omitted)            1,861                23                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                             2001              2000              1999
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS4(2) (INVESTING IN SHARES OF MFS(R)
TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.11       $      1.00                --
Accumulation unit value at end of period                                     $      1.10       $      1.11                --
Number of accumulation units outstanding at end of period (000 omitted)            3,493               141                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT1(5) (INVESTING IN SHARES OF MFS(R)
UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                               $      1.01       $      1.00                --
Accumulation unit value at end of period                                     $      0.75       $      1.01                --
Number of accumulation units outstanding at end of period (000 omitted)              126                 7                --
Ratio of operating expense to average net assets                                    1.25%             1.25%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN1(2),(3) (INVESTING IN SHARES OF PUTNAM VT
GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                               $      1.07       $      1.00                --
Accumulation unit value at end of period                                     $      0.99       $      1.07                --
Number of accumulation units outstanding at end of period (000 omitted)              287                --                --
Ratio of operating expense to average net assets                                    1.00%             1.00%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN2(2) (INVESTING IN SHARES OF PUTNAM VT
GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                               $      1.07       $      1.00                --
Accumulation unit value at end of period                                     $      0.99       $      1.07                --
Number of accumulation units outstanding at end of period (000 omitted)            1,166                31                --
Ratio of operating expense to average net assets                                    1.10%             1.10%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT
GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                               $      1.03       $      0.97       $      1.00
Accumulation unit value at end of period                                     $      0.95       $      1.03       $      0.97
Number of accumulation units outstanding at end of period (000 omitted)              963               146                --
Ratio of operating expense to average net assets                                    1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN4(2) (INVESTING IN SHARES OF PUTNAM VT
GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                               $      1.07       $      1.00                --
Accumulation unit value at end of period                                     $      0.98       $      1.07                --
Number of accumulation units outstanding at end of period (000 omitted)            1,109                17                --
Ratio of operating expense to average net assets                                    1.35%             1.35%               --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT
INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                               $      1.15       $      1.29       $      1.00
Accumulation unit value at end of period                                     $      0.90       $      1.15       $      1.29
Number of accumulation units outstanding at end of period (000 omitted)            4,731             2,474                --
Ratio of operating expense to average net assets                                    1.25%             1.25%             1.25%
-----------------------------------------------------------------------------------------------------------------------------


(1)  Operations commenced on Nov. 9, 1999.
(2)  Operations commenced on May 30, 2000.
(3)  The subaccount had no contract activity as of Dec. 31, 2000.
(4)  Operations commenced on May 1, 2001.
(5)  Operations commenced on Oct. 23, 2000.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,

-    MAV fee,

-    GMIB fee,

-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT    INVESTING IN                                 INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UBND1         AXP(R) Variable Portfolio -                  Objective: high level of current        IDS Life, investment manager;
UBND2         Bond Fund                                    income while conserving the value of    American Express Financial
PBND1                                                      the investment and continuing a high    Corporation (AEFC),  investment
UBND4                                                      level of income for the longest time    adviser.
                                                           period. Invests primarily in bonds and
                                                           other debt obligations.

UCMG1         AXP(R) Variable Portfolio -                  Objective: maximum current income       IDS Life, investment manager;
UCMG2         Cash Management Fund                         consistent with liquidity and           American Express Financial
PCMG1                                                      stability of principal. Invests         Corporation (AEFC),  investment
UCMG4                                                      primarily in money market securities.   adviser.

UDEI1         AXP(R) Variable Portfolio -                  Objective: a high level of current      IDS Life, investment manager;
UDEI2         Diversified Equity                           income and, as a secondary goal,        American Express Financial
PDEI1         Income Fund                                  steady growth of capital. Invests       Corporation (AEFC),  investment
UDEI4                                                      primarily in dividend-paying common     adviser.
                                                           and preferred stocks.

UESL1         AXP(R) Variable Portfolio -                  Objective: growth of capital. Invests   IDS Life, investment manager;
UESL2         Equity Select Fund                           primarily in equity securities of       American Express Financial
UESL3                                                      medium-sized companies.                 Corporation (AEFC),  investment
UESL4                                                                                              adviser.

UFIF1         AXP(R) Variable Portfolio -                  Objective: a high level of current      IDS Life, investment manager;
UFIF2         Federal Income Fund                          income and safety of principal          American Express Financial
UFIF3                                                      consistent with an investment in U.S.   Corporation (AEFC),  investment
UFIF4                                                      government and government agency        adviser.
                                                           securities. Invests primarily in debt
                                                           obligations issued or guaranteed as to
                                                           principal and interest by the U.S.
                                                           government, its agencies or
                                                           instrumentalities.

UNDM1         AXP(R) Variable Portfolio -                  Objective: long-term growth of          IDS Life, investment manager;
UNDM2         NEW DIMENSIONS FUND(R)                       capital. Invests primarily in common    American Express Financial
PNDM1                                                      stocks showing potential for            Corporation (AEFC),  investment
UNDM4                                                      significant growth.                     adviser.

USVA1         AXP(R) Variable Portfolio -                  Objective: long-term capital            IDS Life, investment manager;
USVA2         Partners Small Cap                           appreciation.  Non-diversified fund     American Express Financial
WSVA6         Value Fund                                   that invests primarily in equity        Corporation (AEFC), investment
USVA4                                                      securities.                             adviser; Royce & Associates, LLC.
                                                                                                   and EQSF Advisers, Inc.,
                                                                                                   sub-advisers.

UABA1         AIM V.I. Basic Value Fund,                   Objective: long-term growth of          A I M Advisors, Inc.
UABA2         Series II                                    capital. Invests at least 65% of its
UABA3                                                      total assets in equity securities of
UABA4                                                      U.S. issuers that have market
                                                           capitalizations of greater than $500
                                                           million and are believed to be
                                                           undervalued in relation to long-term
                                                           earning power or other factors.

UAAC1         AIM V.I. Capital Appreciation                Objective: growth of capital. Invests   A I M Advisors, Inc.
UAAC2         Fund, Series II                              principally in common stocks of
UAAC3                                                      companies likely to benefit from new
UAAC4                                                      or innovative products, services or
                                                           processes as well as those with
                                                           above-average growth and excellent
                                                           prospects for future growth.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT    INVESTING IN                                 INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UAAD1         AIM V.I. Capital                             Objective: long-term growth of          A I M Advisors, Inc.
UAAD2         Development Fund, Series II                  capital. Invests primarily in
UAAD3                                                      securities (including common
UAAD4                                                      stocks, convertible securities
                                                           and bonds) of small- and
                                                           medium-sized companies.

UGIP1         Alliance VP Growth and                       Objective: reasonable current income    Alliance Capital Management, L.P.
UGIP2         Income Portfolio                             and reasonable appreciation. Invests
UGIP3         (Class B)                                    primarily in dividend-paying common
UGIP4                                                      stocks of good quality.

UPRG1         Alliance VP Premier Growth                   Objective: long-term growth of capital  Alliance Capital Management, L.P.
UPRG2         Portfolio (Class B)                          by pursuing aggressive investment
UPRG3                                                      policies. Invests primarily in equity
UPRG4                                                      securities of a limited number of
                                                           large, carefully selected,
                                                           high-quality U.S. companies that are
                                                           judged likely to achieve superior
                                                           earnings growth.

UTEC1         Alliance VP Technology                       Objective: growth of capital. Current   Alliance Capital Management, L.P.
UTEC2         Portfolio (Class B)                          income is only an incidental
UTEC3                                                      consideration. Invests primarily in
UPRG2                                                      securities of companies expected to
                                                           benefit from technological advances
                                                           and improvements.

UEBC1         Evergreen VA                                 Objective: capital growth with the      Evergreen Investment  Management
UEBC2         Blue Chip Fund - Class 2                     potential for income. The Fund seeks    Company, LLC
UEBC3                                                      to achieve its goal by investing at
UEBC4                                                      least 80% of its assets in common
                                                           stocks of well established, large U.S.
                                                           companies representing a broad range
                                                           of industries.

UECG1         Evergreen VA                                 Objective: long-term capital growth.    Evergreen Investment  Management
UECG2         Capital Growth Fund -                        The Fund seeks to achieve its goal by   Company, LLC
UECG3         Class 2                                      investing primarily in common stocks
UECG4                                                      of large U.S. companies, which the
                                                           portfolio managers believe have the
                                                           potential for capital growth over the
                                                           intermediate and long-term.

UECB1         Evergreen VA                                 Objective: The Fund seeks to maximize   Evergreen Investment  Management
UECB2         Core Bond Fund(1) - Class 2                  total return through a combination of   Company, LLC
UECB3                                                      capital growth and current income. The
UECB4                                                      Fund invests primarily  in U.S. dollar
                                                           denominated investment grade  debt
                                                           securities issued or guaranteed by the
                                                            U.S. Treasury or by an agency or
                                                           instrumentality  of the U.S.
                                                           Government, corporate bonds,
                                                           mortgage-backed securities,
                                                           asset-backed securities, and other
                                                           income producing securities.

UEEI1         Evergreen VA                                 Objective: achieve price and yield      Evergreen Investment  Management
UEEI2         Equity Index Fund - Class 2                  performance similar to the S&P 500      Company, LLC
UEEI3                                                      Index. The Fund seeks to achieve its
UEEI4                                                      goal by investing substantially all of
                                                           its assets in equity securities that
                                                           represent a composite of the S&P 500
                                                           Index.


(1) A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. It is anticipated that the Fund will become effective on or about July 24, 2002. Please contact your representative to determine whether or not the Fund has been declared effective.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT    INVESTING IN                                 INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UEFF1         Evergreen VA -                               Objective: capital growth and current   Evergreen Investment  Management
UEFF2         Foundation Fund                              income. The Fund seeks to achieve its   Company, LLC
UEFF3         Class 2                                      goal by investing in a combination
UEFF4                                                      of equity and debt securities. Under
                                                           normal conditions, the Fund will
                                                           invest at least 25% of its assets in
                                                           debt securities and the remainder in
                                                           equity securities.

UEFD1         Evergreen VA Fund -                          Objective: long-term capital growth.    Evergreen Investment  Management
UEFD2         Class 2                                      The Fund seeks to achieve its goal by   Company, LLC
UEFD3                                                      investing primarily in common stocks
UEFD4                                                      of large U.S. companies, whose market
                                                           capitalizations at time of  purchase
                                                           falls within the range tracked by the
                                                           Russell 1000 Index.

UEGO1         Evergreen VA                                 Objective: long-term capital growth.    Evergreen Investment  Management
UEGO2         Global Leaders Fund - Class 2                Invests primarily in a diversified      Company, LLC
UEGO3                                                      portfolio of equity securities of
UEGO4                                                      companies located in the world's
                                                           major industrialized countries.
                                                           The Fund will make investments in no
                                                           less than three countries, which may
                                                           include the U.S., but may invest more
                                                           than 25% of its assets in one country.

UEGR1         Evergreen VA                                 Objective: long-term capital growth.    Evergreen Investment  Management
UEGR2         Growth Fund - Class 2                        The Fund seeks to achieve its goal by   Company, LLC
UEGR3                                                      investing 75% of its assets in
UEGR4                                                      common stocks of small- and medium
                                                           sized companies whose market
                                                           capitalizations at time of purchase
                                                           falls within the range of those
                                                           tracked by the Russell 2000 Growth
                                                           Index.

UEGW1         Evergreen VA                                 Objective: capital growth in the        Evergreen Investment  Management
UEGW2         Growth and Income Fund - Class 2             value of its shares and current         Company, LLC
UEGW3                                                      income. Invests in primarily common
UEGW4                                                      stocks of medium to large-sized U.S.
                                                           companies whose market capitalizations
                                                           at time of purchase fall within the
                                                           range tracked by the Russell 1000
                                                           Index. The Fund's stock selection is
                                                           based on a diversified style of equity
                                                           management that allows it to invest
                                                           in both value and growth oriented
                                                           equity securities.

UEHI1         Evergreen VA                                 Objective: high level of current        Evergreen Investment  Management
UEHI2         High Income Fund - Class 2                   income, with capital growth as          Company, LLC
UEHI3                                                      secondary objective.The Fund
UEHI4                                                      seeks to achieve its goal by investing
                                                           primarily in both low-rated and
                                                           high-rated fixed-income securities,
                                                           including debt securities, convertible
                                                           securities, and preferred stocks that
                                                           are consistent with its primary
                                                           investment objective of high current
                                                           income.

UEIG1         Evergreen VA                                 Objective: long-term capital growth,    Evergreen Investment  Management
UEIG2         International Growth Fund - Class 2          with modest income as a secondary       Company, LLC
UEIG3                                                      objective. The Fund seeks to
UEIG4                                                      achieve its goal by investing
                                                           primarily in equity securities issued
                                                           by established, quality non-U.S.
                                                           companies located in countries with
                                                           developed markets and may purchase
                                                           securities across all market
                                                           capitalizations. The Fund may also
                                                           invest in emerging markets.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT    INVESTING IN                                 INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UEMA1         Evergreen VA                                 Objective: long-term capital growth.    Evergreen Investment Management
UEMA2         Masters Fund - Class 2                       The portfolio's assets are invested     Company, LLC, investment adviser;
UEMA3                                                      on an approximately equal basis among   MFS Institutional Advisors Inc.,
UEMA4                                                      the following four styles, each         Oppenheimer Funds, Inc. and
                                                           implemented by a different              Putnam Investment Management,
                                                           sub-investment adviser: 1) equity       LLC, sub-investment advisers.
                                                           securities of U.S. and foreign
                                                           companies that are temporarily
                                                           undervalued; 2) equity securities
                                                           expected to show growth above that of
                                                           the overall economy and inflation; 3)
                                                           blended growth and  value-oriented
                                                           strategy focusing on foreign  and
                                                           domestic large-cap equity securities;
                                                           and  4) growth oriented strategy
                                                           focusing on  large-cap equity
                                                           securities of U.S. and  foreign
                                                           issuers.

UEOE1         Evergreen VA                                 Objective: long-term capital growth.    Evergreen Investment  Management
UEOE2         Omega Fund - Class 2                         Invests primarily in common stocks      Company, LLC
UEOE3                                                      and securities convertible into
UEOE4                                                      common stocks of U.S. companies
                                                           across all market capitalizations.
UESM1         Evergreen VA                                 Objective: capital growth in the        Evergreen Investment  Management
UESM2         Small Cap Value Fund -                       value of its shares. The Fund seeks     Company, LLC
UESM3         Class 2                                      to achieve its goal by investing at
UESM4                                                      least 80% of its assets in common
                                                           stocks of small U.S. companies whose
                                                           market capitalizations at the time
                                                           of purchase fall within the range
                                                           tracked by the Russell 2000(R) Index.

UESE1         Evergreen VA                                 Objective: capital growth. The Fund     Evergreen Investment  Management
UESE2         Special Equity Fund - Class 2                seeks to achieve its goal by            Company, LLC
UESE3                                                      investing at least 80% of its assets
UESE4                                                      in common stocks of small U.S.
                                                           companies whose market capitalizations
                                                           at time of purchase fall within a
                                                           range tracked by the
                                                           Russell 2000 Index.

UEST1         Evergreen VA                                 Objective: high current income from     Evergreen Investment  Management
UEST2         Strategic Income Fund -                      interest on debt securities with a      Company, LLC
UEST3         Class 2                                      secondary objective of potential for
UEST4                                                      growth of capital in selecting
                                                           securities. The Fund seeks to achieve
                                                           its goal by investing primarily in
                                                           domestic high-yield,  high-risk
                                                           "junk" bonds and other debt
                                                           securities (which may be denominated
                                                           in U.S. dollars or in non-U.S.
                                                           currencies) of foreign governments
                                                           and foreign corporations.

UFCO1         Fidelity(R) VIP Contrafund(R)                Strategy: long-term capital             FMR, investment manager;  FMR
UFCO2         Portfolio Service Class 2                    appreciation. Invests primarily in      U.K. and FMR Far East,
UFCO3                                                      common stocks of foreign and domestic   sub-investment advisers.
UFCO4                                                      companies whose value is not fully
                                                           recognized by the public.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT    INVESTING IN                                 INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UFGR1         Fidelity(R) VIP Growth                       Strategy: capital appreciation.         FMR, investment manager;  FMR
UFGR2         Portfolio Service Class 2                    Invests primarily in common stocks of   U.K., FMR Far East and FIMM,
UFGR3                                                      the companies that the manager          sub-investment advisers.
UFGR4                                                      believes have above-average growth
                                                           potential.

UFMC1         Fidelity(R) VIP Mid Cap                      Strategy: long-term growth of           FMR, investment manager;  FMR
UFMC2         Portfolio Service Class 2                    capital. Normally invests at least      U.K. and FMR Far East,
WMDC6                                                      80% of assets in securities of          sub-investment advisers.
UFMC4                                                      companies with medium market
                                                           capitalization common stocks.

UVAS1         FTVIPT Franklin Small Cap                    Objective: long-term total return.      Franklin Advisory Services, LLC
PVAS1         Value Securities Fund -                      Invests at least 80% of its net
PVAS1         Class 2                                      assets in investments of small
UVAS4                                                      capitalization companies. For this
                                                           Fund, small capitalization companies
                                                           are those that have a market cap not
                                                           exceeding $2.5 billion, at the time
                                                           of purchase. Invests primarily in
                                                           equity securities of companies the
                                                           manager believes are selling
                                                           substantially below the underlying
                                                           value of their assets or their private
                                                           market value.

UMSS1         FTVIPT Mutual Shares                         Objective: capital appreciation with    Franklin Mutual Advisers, LLC
UMSS2         Securities Fund - Class 2                    income as a secondary goal. Invests
PMSS1                                                      primarily in equity securities of
UMSS4                                                      companies that the manager believes
                                                           are available at market prices less
                                                           than their value based on certain
                                                           recognized or objective criteria
                                                           (intrinsic value).

UINT1         FTVIPT Templeton Foreign                     Objective: long-term capital growth.    Templeton Investment Counsel, LLC
UINT2         Securities Fund - Class 2                    Invests at least 80% of its net
UINT3                                                      assets in foreign securities,
UINT4                                                      including those in emerging markets.

UNDS1         MFS(R) New Discovery Series -                Objective: capital appreciation.        MFS Investment Management(R)
UNDS2         Service Class                                Invests primarily in equity
PSND1                                                      securities of emerging growth
UNDS4                                                      companies.

UTRS1         MFS(R) Total Return Series -                 Objective: above-average income         MFS Investment Management(R)
UTRS2         Service Class                                consistent with the prudent
PSTR1                                                      employment of capital, with growth of
UTRS4                                                      capital and income as a secondary
                                                           objective. Invests primarily in a
                                                           combination of equity and fixed income
                                                           securities.

USUT1         MFS(R) Utilities Series -                    Objective: capital growth and current   MFS Investment Management(R)
USUT2         Service Class                                income. Invests primarily in equity
PSUT1                                                      and debt securities of domestic and
USUT4                                                      foreign companies in the utilities
                                                           industry.

UOCA1         Oppenheimer Capital                          Objective: capital appreciation.        OppenheimerFunds, Inc.
UOCA2         Appreciation Fund/VA,                        Invests in securities of well-known,
UOCA3         Service Shares                               established companies.
UOCA4


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT    INVESTING IN                                 INVESTMENT OBJECTIVES AND POLICIES      INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UOGS1         Oppenheimer Global                           Objective: long-term capital            OppenheimerFunds, Inc.
UOGS2         Securities Fund/VA,                          appreciation. Invests mainly in
WOGS6         Service Shares                               common stocks of U.S. and foreign
UOGS4                                                      issuers that are "growth-type"
                                                           companies, cyclical industries and
                                                           special situations that are
                                                           considered to have appreciation
                                                           possibilities.

UOSM1         Oppenheimer Main Street                      Objective: seeks capital                OppenheimerFunds, Inc.
UOSM2         Small Cap Fund/VA,                           appreciation. Invests mainly in
UOSM3         Service Shares                               common stocks of small-capitalization
UOSM4                                                      U.S. companies that the fund's
                                                           investment manager believes have
                                                           favorable business trends or
                                                           prospects.

USTB1         Oppenheimer Strategic Bond                   Objective: high level of current        OppenheimerFunds, Inc.
USTB2         Fund/VA, Service Shares                      income principally derived from
WSTB6                                                      interest on debt securities. Invests
USTB4                                                      mainly in three market sectors: debt
                                                           securities of foreign governments and
                                                           companies, U.S. government
                                                           securities, and lower-rated high
                                                           yield securities of U.S. and foreign
                                                           companies.

UGIN1         Putnam VT Growth and                         Objective: capital growth and current   Putnam Investment
UGIN2         Income Fund -                                income. The fund seeks its goal by      Management, LLC
PGIN1         Class IB Shares                              investing mainly common stocks of
UGIN4                                                      U.S. companies with a focus on value
                                                           stocks that offer the potential for
                                                           capital growth, current income or
                                                           both.

UHSC1         Putnam VT Health Sciences Fund -             Objective: capital appreciation. The    Putnam Investment
UHSC2         Class IB Shares                              fund seeks its goal by investing at     Management, LLC
WHSC6                                                      least 80% of its net assets in common
UHSC4                                                      stocks of U.S. companies in the
                                                           health sciences industries with a
                                                           focus on  growth stocks.

UIGR1         Putnam VT International                      Objective: capital appreciation. The    Putnam Investment
UIGR2         Growth Fund -                                fund seeks its goal by investing        Management, LLC
PIGR1         Class IB Shares                              mainly in common stocks of companies
UIGR4                                                      outside the United States.

UVCP1         Van Kampen Life Investment                   Objective: seeks capital growth and     Van Kampen Asset Management Inc.
UVCP2         Trust Comstock Portfolio                     income through investments in equity
UVCP3         Class II Shares                              securities, including common stocks,
UVCP4                                                      preferred stocks and securities
                                                           convertible into common and preferred
                                                           stocks.

UVGI1         Van Kampen Life Investment                   Objective: long-term growth of          Van Kampen Asset Management Inc.
UVGI2         Trust Growth and Income                      capital and income. The portfolio
UVGI3         Portfolio Class II Shares                    seeks its investment objective by
UVGI4                                                      investing primarily in income
                                                           producing equity securities,
                                                           including common stocks and
                                                           convertible securities, and
                                                           non-convertible preferred stocks and
                                                           debt securities.

UVRE1         Van Kampen UIF                               Objective: above average current        Morgan Stanley Investment
UVRE2         U.S. Real Estate Portfolio                   income and long-term capital            Management Inc.
UVRE3                                                      appreciation by investing primarily
UVRE4                                                      in equity securities of companies in    In certain instances, Morgan
                                                           the U.S. real estate industry,          Stanley  Investment Inc., does
                                                           including real  estate trusts.          business using the name "Van
                                                                                                   Kampen."


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                IF YOUR GPA RATE IS:                          THE MVA IS:
           Less than the new GPA rate + 0.10%                  Negative
           Equal to the new GPA rate + 0.10%                   Zero
           Greater than the new GPA rate + 0.10%               Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

     EARLY WITHDRAWAL AMOUNT X [(    1 + i     )                     - 1] = MVA
                                 --------------  TO THE POWER OF N/12
                                  1 + j + .001



      Where  i  =  rate earned in the GPA from which amounts are being transferred or withdrawn.

             j  =  current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

             n  =  number of months remaining in the current Guarantee
                   Period (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

           $1,000 X [(       1.045      )                      - 1] = -$39.28
                       ----------------  TO THE POWER OF 84/12
                         1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

           $1,000 X [(      1.045       )                      - 1] = $27.21
                       ----------------  TO THE POWER OF 84/12
                        1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

Not available for contracts issued in Pennsylvania.

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

We will credit an interest rate bonus of 1% over our current interest crediting rate on each new purchase payment you make to the one-year fixed account. This 1% interest rate bonus will apply for a one-year period that begins on the date you make that purchase payment. At the end of the one-year period, we will change the interest rate that applies to that purchase payment as described above and we will no longer credit the 1% interest rate bonus. The 1% interest rate bonus may be more than offset by higher fees and charges (especially the withdrawal charge) associated with the bonus or by the withdrawal charges of another annuity contract you are replacing. Transfers or other allocations into the one-year fixed account are not eligible for the interest rate bonus.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;

-    the optional Maximum Anniversary Value Death Benefit Rider(2);

-    the optional Guaranteed Minimum Income Benefit Rider(3);

-    the optional Performance Credit Rider(3);

-    the optional Benefit Protector(SM) Death Benefit Rider(4);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(4); and

-    a beneficiary.

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania. GPAs are also not available under contracts issued in Maryland and may not be available in other states as well.

(2) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contact issue. If you select the GMIB you must select the MAV rider.

(4) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-    on or after the date the annuitant reaches age 59 1/2;

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

For contracts issued in Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS

     If paying by SIP:

          $50 initial payment.

          $50 for additional payments.

     If paying by any other method:

          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.

          $2,000 initial payment for contracts issued in all other states.

          $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):

          $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1    BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2    BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are base on whether the contract is a qualified annuity or a nonqualified annuity and the death benefit that applies to your contract.

                                                         QUALIFIED        NONQUALIFIED
                                                         ANNUITIES         ANNUITIES
     Return of Purchase Payment death benefit              0.85%             1.10%
     Maximum Anniversary Value death benefit rider(1)      0.95              1.20

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.30%) based on the adjusted contract value for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.30% X (CV + ST - FAV)

         CV =  contract value on the contract anniversary

         ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

         FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-    The GMIB fee percentage is 0.30%.

We calculate the charge for the GMIB as follows:

            Contract value on the contract anniversary:                                          $   73,250

            plus transfers from the subaccounts to the one-year fixed account
            in the six months before the contract anniversary:                                      +15,000

            minus the value of the one-year fixed account on the contract anniversary:              -15,250
                                                                                                 ----------
                                                                                                 $   73,000

    The GMIB fee charged to you: 0.30% x $73,000 =                                               $      219

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it(2). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(3) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

              YEARS FROM PURCHASE                          WITHDRAWAL CHARGE
               PAYMENT RECEIPT                              PAYMENT RECEIPT
                      1                                             8%
                      2                                             8
                      3                                             7
                      4                                             7
                      5                                             6
                      6                                             5
                      7                                             3
                      Thereafter                                    0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

                 AMOUNT REQUESTED         OR    $1,000 = $1,075.27
           ----------------------------         ------
             1.00 - WITHDRAWAL CHARGE            .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. With a qualified annuity, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. With a nonqualified annuity, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

-    We received these payments

     --   $10,000 Jan. 1, 2002;

     --   $8,000 Feb. 28, 2009;

     --   $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-    The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE      EXPLANATION
           $    0      $3,848.80 is 10% of the prior anniversary's contract
                       value withdrawn without withdrawal charge; and

                0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

                0 $10,000 Jan. 1, 2002 purchase payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and

              560 $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 7% withdrawal charge; and

              420      $6,000 Feb. 20, 2010 purchase payment is in its third
                       year from receipt withdrawn with a 7% withdrawal charge.
           ------
           $  980

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period;* and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS(1)

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(2);

-    plus any purchase payment credits allocated to the fixed accounts;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB fee (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania.

(2) GPAs are not available under contracts issued in Maryland and may not be available in other states.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB fee, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                     NUMBER
                                                                    AMOUNT         ACCUMULATION     OF UNITS
                                                 MONTH             INVESTED         UNIT VALUE      PURCHASED
By investing an equal number                      Jan                $100               $20            5.00
of dollars each month...                          Feb                 100                18            5.56
                                                  Mar                 100                17            5.88
you automatically buy                             Apr                 100                15            6.67
more units when the                               May                 100                16            6.25
per unit market price is low...                   Jun                 100                18            5.56
                                                  Jul                 100                17            5.88
                                                  Aug                 100                19            5.26
and fewer units                                   Sept                100                21            4.76
when the per unit                                 Oct                 100                20            5.00
market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

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We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

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TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

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HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1    BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:      $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:      Contract value or entire account balance

2    BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:


Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

    Transfers or withdrawals:  $100 monthly
                               $250 quarterly, semiannually or annually

3    BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:       Contract value or entire account balance

Withdrawals:     $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

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WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

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CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: the Return of Purchase Payment Death Benefit (ROP) and the Maximum Anniversary Value (MAV) Death Benefit Rider. If either you or the annuitant are 80 or older at contract issue, we require the ROP death benefit. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit or the MAV death benefit rider (if it is available in your state) on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1.   contract value; or

2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

     DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  PW X DB
                                                    -------
                                                      CV

     PW    =  the partial withdrawal including any applicable
              withdrawal charge or MVA.

     DB    =  the death benefit on the date of (but prior to)
              the partial withdrawal.

     CV    =  contract value on the date of (but prior to) the
              partial withdrawal.

EXAMPLE

-    You purchase the contract with a payment of $25,000 on Jan. 1, 2002.

-    On Jan. 1, 2003 you make an additional purchase payment of $5,000.

- On March 1, 2003 the contract value falls to $28,000. You take a $1,500 partial withdrawal leaving a contract value of $26,500.

-    On March 1, 2004 the contract value falls to $25,000.

     We calculate the ROP death benefit on March 1, 2004 as follows:

           Contract value at death:                                                              $  25,000.00
                                                                                                 ============
           Purchase payments and purchase payment credits
           minus adjusted partial withdrawals:
              Total purchase payments and purchase payment credits:                              $  30,000.00
              minus ROP adjusted partial withdrawals calculated as:

              1,500 x 30,000                                                                        -1,607.14
              --------------  =                                                                  ------------
                  28,000

              for a death benefit of:                                                            $  28,392.86
                                                                                                 ============
           The ROP death benefit calculated as the greatest of these two values:                 $  28,392.86

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MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER

The MAV rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV rider is appropriate for your situation.

If the MAV rider is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV rider to your contract at the time of purchase. Once you select the MAV rider you may not cancel it. You must select the MAV rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The MAV rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2003 as follows:

           Contract value at death:                                                              $   20,500.00
                                                                                                 =============
           Purchase payments minus adjusted partial withdrawals:
              Total purchase payments:                                                           $   20,000.00
              minus the death benefit adjusted partial withdrawals, calculated as:

              $1,500 x $20,000                                                                       -1,363.64
              ----------------  =                                                                -------------
                 $22,000

              for a death benefit of:                                                            $   18,636.36
                                                                                                 =============
           The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              Greatest of your contract anniversary contract values:                             $   24,000.00
              plus purchase payments made since that anniversary:                                        +0.00
              minus the death benefit adjusted partial withdrawals, calculated as:

              $1,500 x $24,000                                                                       -1,636.36
              ----------------  =                                                                -------------
                  $22,000

              for a death benefit of:                                                            $   22,363.64
                                                                                                 =============
           The MAV death benefit, calculated as the greatest of these
           three values, which is the MAV:                                                       $   22,363.64

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IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year following the year of your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit rider on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

     MAV rider (contract value):                                                                 $   110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
           previously withdrawn):
           0.40 x ($110,000 - $100,000) =                                                             +4,000
                                                                                                 -----------
     Total death benefit of:                                                                     $   114,000
-    On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on
     Jan. 1, 2004 equals:
     MAV rider (MAV):                                                                            $   110,000
     plus the Benefit Protector benefit (40% of earnings at death):
           0.40 x ($110,000 - $100,000) =                                                             +4,000
                                                                                                 -----------
     Total death benefit of:                                                                     $   114,000

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

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

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

-    MAV rider (MAV adjusted for partial withdrawals):                                           $    57,619
     plus the Benefit Protector benefit (40% of earnings at death):
              0.40 x ($57,619 - $55,000) =                                                            +1,048
                                                                                                 -----------
     Total death benefit of:                                                                     $    58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

-    On Jan. 1, 2011 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:
     MAV rider (contract value):                                                                 $   200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
              previously withdrawn that are one or more years old)                                   +55,000
                                                                                                 -----------
     Total death benefit of:                                                                     $   255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now
     $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:

     MAV rider (contract value less any purchase payment credits
     added in the last 12 months):                                                               $   249,500
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
              previously withdrawn that are one or more years old)                                   +55,000
                                                                                                 -----------
     Total death benefit of:                                                                     $   304,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:

     MAV rider (contract value):                                                                 $   250,000
     plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not
              previously withdrawn that are one or more years old)
              0.40 x ($250,000 - $105,000) =                                                         +58,000
                                                                                                 -----------
     Total death benefit of:                                                                     $   308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                   PERCENTAGE IF YOU AND THE ANNUITANT ARE              PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR      UNDER AGE 70 ON THE RIDER EFFECTIVE DATE             70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                         0%                                                    0%
Three and Four                     10%                                                 3.75%
Five or more                       20%                                                  7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                    IF YOU AND THE ANNUITANT ARE UNDER              IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR       AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...      OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                 Zero                                            Zero
Two                 40% x earnings at death (see above)             15% x earnings at death
Three and Four      40% x (earnings at death + 25%                  15% x (earnings at death + 25%
                    of initial purchase payment*)                   of initial purchase payment*)
Five or more        40% x (earnings at death + 50%                  15% x (earnings at death + 50%
                    of initial purchase payment*)                   of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit rider, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

              MAV rider (contract value):                                                          $   110,000
              plus the Benefit Protector Plus benefit which equals 40% of earnings at death
              (MAV rider minus payments not previously withdrawn):
              0.40 x ($110,000 - $100,000) =                                                            +4,000
                                                                                                   -----------
              Total death benefit of:                                                              $   114,000
-    On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on
     Jan. 1, 2004 equals:
              MAV rider (MAV):                                                                     $   110,000
              plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
              0.40 x ($110,000 - $100,000) =                                                            +4,000
              plus 10% of purchase payments made within 60 days of contract issue
              and not previously withdrawn: 0.10 x $100,000 =                                          +10,000
                                                                                                   -----------
     Total death benefit of:                                                                       $   124,000

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

              MAV rider (MAV adjusted for partial withdrawals):                                    $    57,619
              plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
              0.40 x ($57,619 - $55,000) =                                                              +1,048
              plus 10% of purchase payments made within 60 days of contract
              issue and not previously withdrawn: 0.10 x $55,000 =                                      +5,500
                                                                                                   -----------
     Total death benefit of:                                                                       $    64,167

-    On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan.
     1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

-    On Jan. 1, 2011 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

              MAV rider (contract value):                                                          $   200,000
              plus the Benefit Protector Plus benefit which equals
              40% of earnings at death, up to a maximum of 100%
              of purchase payments not previously withdrawn
              that are one or more years old                                                           +55,000
              plus 20% of purchase payments made within 60 days of
              contract issue and not previously withdrawn: 0.20 x $55,000 =                            +11,000
                                                                                                   -----------
     Total death benefit of:                                                                       $   266,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now
     $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:

              MAV rider (contract value less any purchase payment credits
              added in the last 12 months):                                                        $   249,500
              plus the Benefit Protector Plus benefit which equals
              40% of earnings at death, up to a maximum of
              100% of purchase payments not previously withdrawn
              that are one or more years old                                                           +55,000
              plus 20% of purchase payments made within 60 days of
              contract issue and not previously withdrawn: 0.20 x $55,000 =                            +11,000
                                                                                                   -----------
     Total death benefit of:                                                                       $   315,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:

              MAV rider (contract value):                                                          $   250,000
              plus the Benefit Protector Plus benefit which equals 40% of earnings at death
              (MAV rider minus payments not previously withdrawn):
              0.40 x ($250,000 - $105,000) =                                                           +58,000
              plus 20% of purchase payments made within 60 days of contract issue
              and not previously withdrawn: 0.20 x $55,000 =                                           +11,000
                                                                                                   -----------
     Total death benefit of:                                                                       $   319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 7 years,

-    the GMIB terminates after the annuitant's 86th birthday,

-    you can only exercise the GMIB within 30 days after a contract anniversary,

- the MAV we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and

-    there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges"). You cannot select the GMIB if you add the Performance Credit Rider to your contract. You must elect the GMIB along with the MAV rider at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity -- no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity-- no refund

-    you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Keep in mind that the MAV is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                   PMT X CVG
                                   ---------
                                      ECV

           PMT   =   each purchase payment and purchase payment credit made
                     in the five years before you exercise the GMIB.

           CVG   =   current contract value at the time you exercise the GMIB.

           ECV   =   the estimated contract value on the anniversary prior
                     to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first rider anniversary.

-    You may terminate the rider any time after the seventh rider anniversary.

-    The rider will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                              GMIB
ANNIVERSARY          CONTRACT VALUE      PURCHASE PAYMENTS           MAV         BENEFIT BASE
   1                    $107,000             $101,000              $107,000
   2                     125,000              101,000               125,000
   3                     132,000              101,000               132,000
   4                     150,000              101,000               150,000
   5                      85,000              101,000               150,000
   6                     120,000              101,000               150,000
   7                     138,000              101,000               150,000         $150,000
   8                     152,000              101,000               152,000          152,000
   9                     139,000              101,000               152,000          152,000
   10                    126,000              101,000               152,000          152,000
   11                    138,000              101,000               152,000          152,000
   12                    147,000              101,000               152,000          152,000
   13                    163,000              101,000               163,000          163,000
   14                    159,000              101,000               163,000          163,000
   15                    215,000              101,000               215,000          215,000

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

NOTE: The MAV is limited after age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                   MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                             PLAN A -           PLAN B -          PLAN D - JOINT AND
ANNIVERSARY           GMIB                        LIFE ANNUITY--  LIFE ANNUITY WITH       LAST SURVIVOR LIFE
AT EXERCISE        BENEFIT BASE                     NO REFUND     TEN YEARS CERTAIN       ANNUITY-- NO REFUND
10            $152,000 (MAV)                       $   791.92          $   770.64             $630.80
15            215,000 (Contract Value = MAV)         1,281.40            1,221.20              991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                         PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                                   LIFE ANNUITY--   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE    CONTRACT VALUE                   NO REFUND      TEN YEARS CERTAIN     ANNUITY-- NO REFUND
10                $126,000                     $   656.46         $   638.82                $522.90
15                215,000                        1,281.40           1,221.20                 991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

    TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                  -------
                                                    CV

      PW   =  the partial withdrawal including any applicable withdrawal charge or MVA.

      TV   =  the target value on the date of (but prior to)
              the partial withdrawal.

      CV   =  contract value on the date of (but prior to)
              the partial withdrawal.

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EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

           PP  =  total purchase payments and purchase payment credits.

         PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

          PP5 = purchase payments and purchase payment credits made in the prior five years.

                  We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

          Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract

-    There are no additional purchase payments and no partial withdrawals

-    On Jan. 1, 2012, the contract value is $200,000

- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)10 = $101,000 x 2.00423 = $202,427.

     Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

     5% x (PP - TVPW - PP5) = 1.05 x ($101,000 - 0 - 0) = $5,050.

     After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

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WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

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LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide$215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                              2001           2000          1999          1998           1997
-----------------------------------------------------------------------------------------------------------
Net investment income               $    271,718   $    299,759  $    322,746  $    340,219   $    332,268
Net (loss) gain on investments           (89,920)           469         6,565        (4,788)          (509)
Other                                     16,245         12,248         8,338         7,662          6,329
TOTAL REVENUES                      $    198,043   $    312,476  $    337,649  $    343,093   $    338,088
(LOSS) INCOME BEFORE INCOME TAXES$       (63,936)  $     38,452  $     50,662  $     36,421   $     44,958
NET (LOSS) INCOME                   $    (41,728)  $     24,365  $     33,987  $     22,026   $     28,313
TOTAL ASSETS                        $  5,275,681   $  4,652,221  $  4,603,343  $  4,885,621   $  4,973,413
-----------------------------------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO

Born in 1967

Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING

Born in 1957

Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON

Born in 1952

Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**

Born in 1949

Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN

Born in 1956

Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART

Born in 1951

Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND

Born in 1955

Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL

Born in 1961

Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN

Born in 1957

Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

**   Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN
     46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
BALANCE SHEET

MARCH 31, 2002 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AMOUNTS)

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
             Fixed maturities:
                         Available for sale, at fair value (amortized cost: $3,356,634)                                   $3,328,557
             Mortgage loans on real estate                                                                                   636,107
             Other investments                                                                                                 2,400
------------------------------------------------------------------------------------------------------------------------------------
                         Total investments                                                                                 3,967,064
Cash and cash equivalents                                                                                                    212,219
Accounts receivable      1,644
Accrued investment income                                                                                                     43,292
Deferred policy acquisition costs                                                                                            226,078
Deferred income taxes    48,239
Separate account assets  743,352
------------------------------------------------------------------------------------------------------------------------------------
                         Total assets                                                                                     $5,241,888
====================================================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:

             Future policy benefits:
                         Fixed annuities                                                                                  $3,912,677
                         Universal life-type insurance                                                                             5
             Policy claims and other policyholders' funds                                                                     19,058
             Amounts due to brokers                                                                                           41,839
             Other liabilities                                                                                                38,701
             Separate account liabilities                                                                                    743,352
------------------------------------------------------------------------------------------------------------------------------------
                         Total liabilities                                                                                 4,755,632
------------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
             Capital stock, $150 par value per share;
                         100,000 shares authorized, 20,000 shares issued and outstanding                                       3,000
             Additional paid-in capital                                                                                      341,827
             Accumulated other comprehensive loss:
                         Net unrealized securities losses                                                                   (12,440)
                         Net unrealized derivative losses                                                                   (19,564)
             Retained earnings                                                                                               173,433
------------------------------------------------------------------------------------------------------------------------------------
                         Total stockholder's equity                                                                          486,256
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                                                $5,241,888
====================================================================================================================================

See accompanying notes.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

STATEMENTS OF INCOME

THREE MONTHS ENDED MARCH 31, (UNAUDITED) (IN THOUSANDS)                           2002           2001
REVENUES
Contractholder charges                                                       $      1,148   $      1,746
Management and other fees                                                           3,419          2,199
Net investment income                                                              69,131         69,460
Net realized gain (loss) on investments                                                82        (18,542)
--------------------------------------------------------------------------------------------------------
             Total revenues                                                        73,780         54,863
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on universal life-type insurance and investment contracts        48,705         42,473
Amortization of deferred policy acquisition costs                                   9,706         12,155
Other insurance and operating expenses                                             15,917         11,859
--------------------------------------------------------------------------------------------------------
             Total benefits and expenses                                           74,328         66,487
--------------------------------------------------------------------------------------------------------
Loss before income tax benefit                                                       (548)       (11,624)
--------------------------------------------------------------------------------------------------------
Income tax benefit                                                                   (125)        (3,987)
--------------------------------------------------------------------------------------------------------
Net loss                                                                     $       (423)  $     (7,637)
========================================================================================================

See accompanying notes.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

THREE MONTHS ENDED MARCH 31, ($ THOUSANDS) (UNAUDITED)                                2002            2001
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss                                                                         $       (423)  $     (7,637)
Adjustments to reconcile net loss to net cash provided by operating activities:
             Change in accrued investment income                                        2,130          6,660
             Change in other accounts receivable                                          168            (26)
             Change in other assets                                                     8,526          2,791
             Change in deferred policy acquisition costs, net                          (8,155)        (2,118)
             Change in policy claims and other policyholders' funds                    16,772         (4,004)
             Deferred income taxes                                                     (3,326)        (5,077)
             Change in other liabilities                                              (25,816)         5,225
             Amortization of premium (accretion of discount), net                          55            (58)
             Net realized (gain) loss on investments                                      (82)        18,542
             Other, net                                                                (5,861)         4,514
-------------------------------------------------------------------------------------------------------------
                         Net cash (used in) provided by operating activities          (16,012)        18,812
-------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-sale securities:

             Purchases                                                               (523,078)       (39,196)
             Maturities, sinking fund payments and calls                              128,490         49,904
             Sales                                                                    341,575         76,926
Other investments:
             Purchases                                                                 (2,007)        (1,696)
             Sales                                                                     17,618          9,789
Change in amounts due from broker                                                      41,705           (928)
Change in amounts due to broker                                                      (183,288)       (22,310)
-------------------------------------------------------------------------------------------------------------
                         Net cash (used in) provided by investing activities         (178,985)        72,489
-------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to universal life-type insurance and investment contracts:

             Considerations received                                                  242,367        159,985
             Surrenders and death benefits                                           (144,070)      (250,299)
             Interest credited to account balances                                     48,705         42,471
-------------------------------------------------------------------------------------------------------------
                         Net cash provided by (used in) financing activities          147,002        (47,843)
-------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                                  (47,995)        43,458
Cash and cash equivalents at beginning of period                                      260,214         34,852
Cash and cash equivalents at end of period                                       $    212,219   $     78,310
=============================================================================================================

See accompanying notes.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED) (IN THOUSANDS)

1.   GENERAL

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2002 are not necessarily indicative of the results that may be expected for the year ended December 31, 2002.

For further information, refer to the financial statements and footnotes thereto included in this prospectus for the year ended December 31, 2001.

2.   COMPREHENSIVE (LOSS) INCOME

Total comprehensive (loss) income was as follows for the three months ended March 31, 2002 and 2001, respectively:

                                                                                   MARCH 31, 2002  MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                                  $        (423)  $      (7,637)
Other comprehensive income (loss):
       Net unrealized gains (losses) on available-for-sale securities, net of tax        (30,095)         53,646
       Net unrealized gains on derivative instruments, net of tax                          6,740         (27,987)
------------------------------------------------------------------------------------------------------------------
Total comprehensive (loss) income                                                  $     (23,778)  $      18,022
==================================================================================================================

3.   INCOME TAXES

The Company's effective income tax rate was 22.8% for the three months ended March 31, 2002 compared to 34.3% for the three months ended March 31, 2001. The net impact of changes in state tax rules for certain states had a favorable impact on the effective tax rate for the Company.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                                 p.     3

Calculating Annuity Payouts                                             p.    29
Rating Agencies                                                         p.    30
Principal Underwriter                                                   p.    30
Independent Auditors                                                    p.    30
Financial Statements                                                    p.    31


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXPENSE EXAMPLES FOR THE PERFORMANCE CREDIT RIDER

Examples*: These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Performance Credit Rider (PCR) followed by expenses for a qualified annuity assuming selection of the optional PCR. Under each fund you will find an example showing:


1) the contract with selection of the Maximum Anniversary Value (MAV) death benefit and no optional riders,

2) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Death Benefit Rider (BP),

3) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),

4) the contract with selection of the Return of Purchase Payment (ROP) death benefit rider and no optional riders,

5) the contract with selection of the ROP death benefit and the optional BP riders, and

6) the contract with selection of the ROP death benefit and the optional BPP riders.


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...


                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        MAV with no optional riders       $103.74    $143.10   $185.10     $267.50      $23.74    $73.10   $125.10    $267.50
        MAV with optional BP               106.30     150.79    197.89      292.91       26.30     80.79    137.89     292.91
        MAV with optional BPP              107.84     155.38    205.50      307.86       27.84     85.38    145.50     307.86
        ROP with no optional riders        102.71     140.02    179.94      257.16       22.71     70.02    119.94     257.16
        ROP with optional BP               105.28     147.72    192.79      282.82       25.28     77.72    132.79     282.82
        ROP with optional BPP              106.81     152.32    200.43      297.92       26.81     82.32    140.43     297.92
AXP(R) Variable Portfolio -
Cash Management Fund
        MAV with no optional riders        102.51     139.40    178.91      255.08       22.51     69.40    118.91     255.08
        MAV with optional BP               105.07     147.11    191.77      280.79       25.07     77.11    131.77     280.79
        MAV with optional BPP              106.61     151.71    199.42      295.92       26.61     81.71    139.42     295.92
        ROP with no optional riders        101.48     136.31    173.72      244.61       21.48     66.31    113.72     244.61
        ROP with optional BP               104.05     144.03    186.64      270.58       24.05     74.03    126.64     270.58
        ROP with optional BPP              105.58     148.64    194.32      285.86       25.58     78.64    134.32     285.86
AXP(R) Variable Portfolio -
Diversified Equity Income Fund
        MAV with no optional riders        104.87     146.49    190.74      278.76       24.87     76.49    130.74     278.76
        MAV with optional BP               107.43     154.16    203.48      303.89       27.43     84.16    143.48     303.89
        MAV with optional BPP              108.97     158.74    211.05      318.68       28.97     88.74    151.05     318.68
        ROP with no optional riders        103.84     143.41    185.61      268.53       23.84     73.41    125.61     268.53
        ROP with optional BP               106.40     151.10    198.40      293.92       26.40     81.10    138.40     293.92
        ROP with optional BPP              107.94     155.69    206.01      308.85       27.94     85.69    146.01     308.85
AXP(R) Variable Portfolio -
Equity Select Fund
        MAV with no optional riders        106.81     152.32    200.43      297.92       26.81     82.32    140.43     297.92
        MAV with optional BP               109.38     159.96    213.07      322.58       29.38     89.96    153.07     322.58
        MAV with optional BPP              110.91     164.52    220.58      337.09       30.91     94.52    160.58     337.09
        ROP with no optional riders        105.79     149.26    195.34      287.88       25.79     79.26    135.34     287.88
        ROP with optional BP               108.35     156.91    208.03      312.79       28.35     86.91    148.03     312.79
        ROP with optional BPP              109.89     161.48    215.58      327.44       29.89     91.48    155.58     327.44


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
AXP(R) Variable Portfolio -
Federal Income Fund
           MAV with no optional riders    $104.15    $144.34   $187.15     $271.61      $24.15    $  74.34 $127.15    $271.61
           MAV with optional BP            106.71     152.02    199.92      296.92       26.71       82.02  139.92     296.92
           MAV with optional BPP           108.25     156.60    207.52      311.81       28.25       86.60  147.52     311.81
           ROP with no optional riders     103.12     141.25    182.00      261.31       23.12       71.25  122.00     261.31
           ROP with optional BP            105.69     148.95    194.83      286.87       25.69       78.95  134.83     286.87
           ROP with optional BPP           107.22     153.55    202.46      301.91       27.22       83.55  142.46     301.91
AXP(R) Variable Portfolio -
NEW DIMENSIONS FUND(R)
           MAV with no optional riders     103.64     142.80    184.58      266.47       23.64       72.80  124.58     266.47
           MAV with optional BP            106.20     150.48    197.38      291.91       26.20       80.48  137.38     291.91
           MAV with optional BPP           107.74     155.08    205.00      306.87       27.74       85.08  145.00     306.87
           ROP with no optional riders     102.61     139.71    179.42      256.12       22.61       69.71  119.42     256.12
           ROP with optional BP            105.17     147.41    192.28      281.81       25.17       77.41  132.28     281.81
           ROP with optional BPP           106.71     152.02    199.92      296.92       26.71       82.02  139.92     296.92
AXP(R) Variable Portfolio -
Partners Small Cap Value Fund
           MAV with no optional riders     110.91     164.52    220.58      337.09       30.91       94.52  160.58     337.09
           MAV with optional BP            113.48     172.10    233.01      360.79       33.48      102.10  173.01     360.79
           MAV with optional BPP           115.01     176.62    240.40      374.72       35.01      106.62  180.40     374.72
           ROP with no optional riders     109.89     161.48    215.58      327.44       29.89       91.48  155.58     327.44
           ROP with optional BP            112.45     169.07    228.05      351.38       32.45       99.07  168.05     351.38
           ROP with optional BPP           113.99     173.61    235.47      365.45       33.99      103.61  175.47     365.45
AIM V.I. Basic Value Fund, Series II
           MAV with no optional riders     110.40     163.00    218.08      332.28       30.40       93.00  158.08     332.28
           MAV with optional BP            112.96     170.59    230.53      356.09       32.96      100.59  170.53     356.09
           MAV with optional BPP           114.50     175.12    237.94      370.10       34.50      105.12  177.94     370.10
           ROP with no optional riders     109.38     159.96    213.07      322.58       29.38       89.96  153.07     322.58
           ROP with optional BP            111.94     167.56    225.57      346.64       31.94       97.56  165.57     346.64
           ROP with optional BPP           113.48     172.10    233.01      360.79       33.48      102.10  173.01     360.79
AIM V.I. Capital Appreciation Fund,
Series II
           MAV with no optional riders     106.81     152.32    200.43      297.92       26.81       82.32  140.43     297.92
           MAV with optional BP            109.38     159.96    213.07      322.58       29.38       89.96  153.07     322.58
           MAV with optional BPP           110.91     164.52    220.58      337.09       30.91       94.52  160.58     337.09
           ROP with no optional riders     105.79     149.26    195.34      287.88       25.79       79.26  135.34     287.88
           ROP with optional BP            108.35     156.91    208.03      312.79       28.35       86.91  148.03     312.79
           ROP with optional BPP           109.89     161.48    215.58      327.44       29.89       91.48  155.58     327.44
AIM V.I. Capital Development Fund,
Series II
           MAV with no optional riders     109.99     161.79    216.08      328.41       29.99       91.79  156.08     328.41
           MAV with optional BP            112.55     169.38    228.55      352.32       32.55       99.38  168.55     352.32
           MAV with optional BPP           114.09     173.91    235.97      366.39       34.09      103.91  175.97     366.39
           ROP with no optional riders     108.97     158.74    211.05      318.68       28.97       88.74  151.05     318.68
           ROP with optional BP            111.53     166.34    223.58      342.83       31.53       96.34  163.58     342.83
           ROP with optional BPP           113.07     170.89    231.03      357.03       33.07      100.89  171.03     357.03


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
Alliance VP Growth and Income Portfolio
(Class B)
           MAV with no optional riders    $104.97    $146.80   $191.25     $279.78      $24.97    $ 76.80  $131.25    $279.78
           MAV with optional BP            107.53     154.46    203.98      304.89       27.53      84.46   143.98     304.89
           MAV with optional BPP           109.07     159.05    211.56      319.66       29.07      89.05   151.56     319.66
           ROP with no optional riders     103.94     143.72    186.12      269.56       23.94      73.72   126.12     269.56
           ROP with optional BP            106.51     151.40    198.91      294.92       26.51      81.40   138.91     294.92
           ROP with optional BPP           108.04     155.99    206.51      309.83       28.04      85.99   146.51     309.83
Alliance VP Premier Growth Portfolio
(Class B)
           MAV with no optional riders     108.76     158.13    210.05      316.72       28.76      88.13   150.05     316.72
           MAV with optional BP            111.32     165.74    222.58      340.92       31.32      95.74   162.58     340.92
           MAV with optional BPP           112.86     170.28    230.04      355.15       32.86     100.28   170.04     355.15
           ROP with no optional riders     107.74     155.08    205.00      306.87       27.74      85.08   145.00     306.87
           ROP with optional BP            110.30     162.70    217.58      331.31       30.30      92.70   157.58     331.31
           ROP with optional BPP           111.84     167.25    225.07      345.69       31.84      97.25   165.07     345.69
Alliance VP Technology Portfolio
(Class B)
           MAV with no optional riders     109.17     159.35    212.06      320.63       29.17      89.35   152.06     320.63
           MAV with optional BP            111.73     166.95    224.57      344.74       31.73      96.95   164.57     344.74
           MAV with optional BPP           113.27     171.49    232.02      358.91       33.27     101.49   172.02     358.91
           ROP with no optional riders     108.15     156.30    207.02      310.82       28.15      86.30   147.02     310.82
           ROP with optional BP            110.71     163.92    219.58      335.17       30.71      93.92   159.58     335.17
           ROP with optional BPP           112.25     168.47    227.06      349.49       32.25      98.47   167.06     349.49
Evergreen VA Blue Chip Fund - Class 2
           MAV with no optional riders     108.04     155.99    206.51      309.83       28.04      85.99   146.51     309.83
           MAV with optional BP            110.61     163.61    219.08      334.20       30.61      93.61   159.08     334.20
           MAV with optional BPP           112.14     168.16    226.56      348.54       32.14      98.16   166.56     348.54
           ROP with no optional riders     107.02     152.93    201.45      299.91       27.02      82.93   141.45     299.91
           ROP with optional BP            109.58     160.57    214.07      324.53       29.58      90.57   154.07     324.53
           ROP with optional BPP           111.12     165.13    221.58      339.01       31.12      95.13   161.58     339.01
Evergreen VA Capital Growth Fund -
Class 2
           MAV with no optional riders     107.12     153.24    201.96      300.91       27.12      83.24   141.96     300.91
           MAV with optional BP            109.68     160.87    214.57      325.50       29.68      90.87   154.57     325.50
           MAV with optional BPP           111.22     165.43    222.08      339.96       31.22      95.43   162.08     339.96
           ROP with no optional riders     106.10     150.18    196.87      290.90       26.10      80.18   136.87     290.90
           ROP with optional BP            108.66     157.82    209.54      315.74       28.66      87.82   149.54     315.74
           ROP with optional BPP           110.20     162.40    217.08      330.35       30.20      92.40   157.08     330.35
Evergreen VA Core Bond Fund - Class 2
           MAV with no optional riders     104.46     145.26    188.69      274.68       24.46      75.26   128.69     274.68
           MAV with optional BP            107.02     152.93    201.45      299.91       27.02      82.93   141.45     299.91
           MAV with optional BPP           108.56     157.52    209.04      314.76       28.56      87.52   149.04     314.76
           ROP with no optional riders     103.43     142.18    183.55      264.41       23.43      72.18   123.55     264.41
           ROP with optional BP            105.99     149.87    196.36      289.90       25.99      79.87   136.36     289.90
           ROP with optional BPP           107.53     154.46    203.98      304.89       27.53      84.46   143.98     304.89


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
Evergreen VA Equity Index Fund - Class 2
            MAV with no optional riders   $101.18    $135.38   $172.16     $241.45      $21.18    $65.38   $112.16    $241.45
            MAV with optional BP           103.74     143.10    185.10      267.50       23.74     73.10    125.10     267.50
            MAV with optional BPP          105.28     147.72    192.79      282.82       25.28     77.72    132.79     282.82
            ROP with no optional riders    100.15     132.28    166.95      230.85       20.15     62.28    106.95     230.85
            ROP with optional BP           102.71     140.02    179.94      257.16       22.71     70.02    119.94     257.16
            ROP with optional BPP          104.25     144.64    187.66      272.63       24.25     74.64    127.66     272.63
Evergreen VA Foundation Fund - Class 2
            MAV with no optional riders    107.63     154.77    204.49      305.88       27.63     84.77    144.49     305.88
            MAV with optional BP           110.20     162.40    217.08      330.35       30.20     92.40    157.08     330.35
            MAV with optional BPP          111.73     166.95    224.57      344.74       31.73     96.95    164.57     344.74
            ROP with no optional riders    106.61     151.71    199.42      295.92       26.61     81.71    139.42     295.92
            ROP with optional BP           109.17     159.35    212.06      320.63       29.17     89.35    152.06     320.63
            ROP with optional BPP          110.71     163.92    219.58      335.17       30.71     93.92    159.58     335.17
Evergreen VA Fund - Class 2
            MAV with no optional riders    107.84     155.38    205.50      307.86       27.84     85.38    145.50     307.86
            MAV with optional BP           110.40     163.00    218.08      332.28       30.40     93.00    158.08     332.28
            MAV with optional BPP          111.94     167.56    225.57      346.64       31.94     97.56    165.57     346.64
            ROP with no optional riders    106.81     152.32    200.43      297.92       26.81     82.32    140.43     297.92
            ROP with optional BP           109.38     159.96    213.07      322.58       29.38     89.96    153.07     322.58
            ROP with optional BPP          110.91     164.52    220.58      337.09       30.91     94.52    160.58     337.09
Evergreen VA Global Leaders Fund -
Class 2
            MAV with no optional riders    108.35     156.91    208.03      312.79       28.35     86.91    148.03     312.79
            MAV with optional BP           110.91     164.52    220.58      337.09       30.91     94.52    160.58     337.09
            MAV with optional BPP          112.45     169.07    228.05      351.38       32.45     99.07    168.05     351.38
            ROP with no optional riders    107.33     153.85    202.97      302.90       27.33     83.85    142.97     302.90
            ROP with optional BP           109.89     161.48    215.58      327.44       29.89     91.48    155.58     327.44
            ROP with optional BPP          111.43     166.04    223.08      341.88       31.43     96.04    163.08     341.88
Evergreen VA Growth Fund - Class 2
            MAV with no optional riders    107.33     153.85    202.97      302.90       27.33     83.85    142.97     302.90
            MAV with optional BP           109.89     161.48    215.58      327.44       29.89     91.48    155.58     327.44
            MAV with optional BPP          111.43     166.04    223.08      341.88       31.43     96.04    163.08     341.88
            ROP with no optional riders    106.30     150.79    197.89      292.91       26.30     80.79    137.89     292.91
            ROP with optional BP           108.86     158.44    210.55      317.70       28.86     88.44    150.55     317.70
            ROP with optional BPP          110.40     163.00    218.08      332.28       30.40     93.00    158.08     332.28
Evergreen VA Growth and Income Fund -
Class 2
            MAV with no optional riders    107.84     155.38    205.50      307.86       27.84     85.38    145.50     307.86
            MAV with optional BP           110.40     163.00    218.08      332.28       30.40     93.00    158.08     332.28
            MAV with optional BPP          111.94     167.56    225.57      346.64       31.94     97.56    165.57     346.64
            ROP with no optional riders    106.81     152.32    200.43      297.92       26.81     82.32    140.43     297.92
            ROP with optional BP           109.38     159.96    213.07      322.58       29.38     89.96    153.07     322.58
            ROP with optional BPP          110.91     164.52    220.58      337.09       30.91     94.52    160.58     337.09


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
Evergreen VA High Income Fund - Class 2
           MAV with no optional riders    $108.45    $157.21   $208.53     $313.77      $28.45    $87.21   $148.53    $313.77
           MAV with optional BP            111.02     164.83    221.08      338.05       31.02     94.83    161.08     338.05
           MAV with optional BPP           112.55     169.38    228.55      352.32       32.55     99.38    168.55     352.32
           ROP with no optional riders     107.43     154.16    203.48      303.89       27.43     84.16    143.48     303.89
           ROP with optional BP            109.99     161.79    216.08      328.41       29.99     91.79    156.08     328.41
           ROP with optional BPP           111.53     166.34    223.58      342.83       31.53     96.34    163.58     342.83
Evergreen VA International Growth Fund -
Class 2
           MAV with no optional riders     108.45     157.21    208.53      313.77       28.45     87.21    148.53     313.77
           MAV with optional BP            111.02     164.83    221.08      338.05       31.02     94.83    161.08     338.05
           MAV with optional BPP           112.55     169.38    228.55      352.32       32.55     99.38    168.55     352.32
           ROP with no optional riders     107.43     154.16    203.48      303.89       27.43     84.16    143.48     303.89
           ROP with optional BP            109.99     161.79    216.08      328.41       29.99     91.79    156.08     328.41
           ROP with optional BPP           111.53     166.34    223.58      342.83       31.53     96.34    163.58     342.83
Evergreen VA Masters Fund - Class 2
           MAV with no optional riders     108.35     156.91    208.03      312.79       28.35     86.91    148.03     312.79
           MAV with optional BP            110.91     164.52    220.58      337.09       30.91     94.52    160.58     337.09
           MAV with optional BPP           112.45     169.07    228.05      351.38       32.45     99.07    168.05     351.38
           ROP with no optional riders     107.33     153.85    202.97      302.90       27.33     83.85    142.97     302.90
           ROP with optional BP            109.89     161.48    215.58      327.44       29.89     91.48    155.58     327.44
           ROP with optional BPP           111.43     166.04    223.08      341.88       31.43     96.04    163.08     341.88
Evergreen VA Omega Fund - Class 2
           MAV with no optional riders     105.48     148.33    193.81      284.85       25.48     78.33    133.81     284.85
           MAV with optional BP            108.04     155.99    206.51      309.83       28.04     85.99    146.51     309.83
           MAV with optional BPP           109.58     160.57    214.07      324.53       29.58     90.57    154.07     324.53
           ROP with no optional riders     104.46     145.26    188.69      274.68       24.46     75.26    128.69     274.68
           ROP with optional BP            107.02     152.93    201.45      299.91       27.02     82.93    141.45     299.91
           ROP with optional BPP           108.56     157.52    209.04      314.76       28.56     87.52    149.04     314.76
Evergreen VA Small Cap Value Fund -
Class 2
           MAV with no optional riders     108.35     156.91    208.03      312.79       28.35     86.91    148.03     312.79
           MAV with optional BP            110.91     164.52    220.58      337.09       30.91     94.52    160.58     337.09
           MAV with optional BPP           112.45     169.07    228.05      351.38       32.45     99.07    168.05     351.38
           ROP with no optional riders     107.33     153.85    202.97      302.90       27.33     83.85    142.97     302.90
           ROP with optional BP            109.89     161.48    215.58      327.44       29.89     91.48    155.58     327.44
           ROP with optional BPP           111.43     166.04    223.08      341.88       31.43     96.04    163.08     341.88
Evergreen VA Special Equity Fund -
Class 2
           MAV with no optional riders     108.66     157.82    209.54      315.74       28.66     87.82    149.54     315.74
           MAV with optional BP            111.22     165.43    222.08      339.96       31.22     95.43    162.08     339.96
           MAV with optional BPP           112.76     169.98    229.54      354.21       32.76     99.98    169.54     354.21
           ROP with no optional riders     107.63     154.77    204.49      305.88       27.63     84.77    144.49     305.88
           ROP with optional BP            110.20     162.40    217.08      330.35       30.20     92.40    157.08     330.35
           ROP with optional BPP           111.73     166.95    224.57      344.74       31.73     96.95    164.57     344.74


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
Evergreen VA Strategic Income Fund -
Class 2
           MAV with no optional riders    $106.40    $151.10   $198.40     $293.92      $26.40    $81.10   $138.40    $293.92
           MAV with optional BP            108.97     158.74    211.05      318.68       28.97     88.74    151.05     318.68
           MAV with optional BPP           110.50     163.31    218.58      333.24       30.50     93.31    158.58     333.24
           ROP with no optional riders     105.38     148.03    193.30      283.84       25.38     78.03    133.30     283.84
           ROP with optional BP            107.94     155.69    206.01      308.85       27.94     85.69    146.01     308.85
           ROP with optional BPP           109.48     160.26    213.57      323.56       29.48     90.26    153.57     323.56
Fidelity(R) VIP Contrafund(R) Portfolio
Service Class 2
           MAV with no optional riders     105.17     147.41    192.28      281.81       25.17     77.41    132.28     281.81
           MAV with optional BP            107.74     155.08    205.00      306.87       27.74     85.08    145.00     306.87
           MAV with optional BPP           109.27     159.65    212.56      321.61       29.27     89.65    152.56     321.61
           ROP with no optional riders     104.15     144.34    187.15      271.61       24.15     74.34    127.15     271.61
           ROP with optional BP            106.71     152.02    199.92      296.92       26.71     82.02    139.92     296.92
           ROP with optional BPP           108.25     156.60    207.52      311.81       28.25     86.60    147.52     311.81
Fidelity(R) VIP Growth Portfolio Service
Class 2
           MAV with no optional riders     105.07     147.11    191.77      280.79       25.07     77.11    131.77     280.79
           MAV with optional BP            107.63     154.77    204.49      305.88       27.63     84.77    144.49     305.88
           MAV with optional BPP           109.17     159.35    212.06      320.63       29.17     89.35    152.06     320.63
           ROP with no optional riders     104.05     144.03    186.64      270.58       24.05     74.03    126.64     270.58
           ROP with optional BP            106.61     151.71    199.42      295.92       26.61     81.71    139.42     295.92
           ROP with optional BPP           108.15     156.30    207.02      310.82       28.15     86.30    147.02     310.82
Fidelity(R) VIP Mid Cap Portfolio Service
Class 2
           MAV with no optional riders     105.17     147.41    192.28      281.81       25.17     77.41    132.28     281.81
           MAV with optional BP            107.74     155.08    205.00      306.87       27.74     85.08    145.00     306.87
           MAV with optional BPP           109.27     159.65    212.56      321.61       29.27     89.65    152.56     321.61
           ROP with no optional riders     104.15     144.34    187.15      271.61       24.15     74.34    127.15     271.61
           ROP with optional BP            106.71     152.02    199.92      296.92       26.71     82.02    139.92     296.92
           ROP with optional BPP           108.25     156.60    207.52      311.81       28.25     86.60    147.52     311.81
FTVIPT Franklin Small Cap Value
Securities Fund - Class 2
           MAV with no optional riders     105.99     149.87    196.36      289.90       25.99     79.87    136.36     289.90
           MAV with optional BP            108.56     157.52    209.04      314.76       28.56     87.52    149.04     314.76
           MAV with optional BPP           110.09     162.09    216.58      329.38       30.09     92.09    156.58     329.38
           ROP with no optional riders     104.97     146.80    191.25      279.78       24.97     76.80    131.25     279.78
           ROP with optional BP            107.53     154.46    203.98      304.89       27.53     84.46    143.98     304.89
           ROP with optional BPP           109.07     159.05    211.56      319.66       29.07     89.05    151.56     319.66
FTVIPT Mutual Shares Securities Fund -
Class 2
           MAV with no optional riders     106.20     150.48    197.38      291.91       26.20     80.48    137.38     291.91
           MAV with optional BP            108.76     158.13    210.05      316.72       28.76     88.13    150.05     316.72
           MAV with optional BPP           110.30     162.70    217.58      331.31       30.30     92.70    157.58     331.31
           ROP with no optional riders     105.17     147.41    192.28      281.81       25.17     77.41    132.28     281.81
           ROP with optional BP            107.74     155.08    205.00      306.87       27.74     85.08    145.00     306.87
           ROP with optional BPP           109.27     159.65    212.56      321.61       29.27     89.65    152.56     321.61


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                          1 YEAR     3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
FTVIPT Templeton Foreign
Securities Fund - Class 2
         MAV with no optional riders      $107.33    $153.85   $202.97     $302.90      $27.33    $  83.85  $142.97    $302.90
         MAV with optional BP              109.89     161.48    215.58      327.44       29.89       91.48   155.58     327.44
         MAV with optional BPP             111.43     166.04    223.08      341.88       31.43       96.04   163.08     341.88
         ROP with no optional riders       106.30     150.79    197.89      292.91       26.30       80.79   137.89     292.91
         ROP with optional BP              108.86     158.44    210.55      317.70       28.86       88.44   150.55     317.70
         ROP with optional BPP             110.40     163.00    218.08      332.28       30.40       93.00   158.08     332.28
MFS(R) New Discovery Series -
Service Class
         MAV with no optional riders       108.97     158.74    211.05      318.68       28.97       88.74   151.05     318.68
         MAV with optional BP              111.53     166.34    223.58      342.83       31.53       96.34   163.58     342.83
         MAV with optional BPP             113.07     170.89    231.03      357.03       33.07      100.89   171.03     357.03
         ROP with no optional riders       107.94     155.69    206.01      308.85       27.94       85.69   146.01     308.85
         ROP with optional BP              110.50     163.31    218.58      333.24       30.50       93.31   158.58     333.24
         ROP with optional BPP             112.04     167.86    226.07      347.59       32.04       97.86   166.07     347.59
MFS(R) Total Return Series -
Service Class
         MAV with no optional riders       107.22     153.55    202.46      301.91       27.22       83.55   142.46     301.91
         MAV with optional BP              109.79     161.18    215.08      326.47       29.79       91.18   155.08     326.47
         MAV with optional BPP             111.32     165.74    222.58      340.92       31.32       95.74   162.58     340.92
         ROP with no optional riders       106.20     150.48    197.38      291.91       26.20       80.48   137.38     291.91
         ROP with optional BP              108.76     158.13    210.05      316.72       28.76       88.13   150.05     316.72
         ROP with optional BPP             110.30     162.70    217.58      331.31       30.30       92.70   157.58     331.31
MFS(R) Utilities Series -
Service Class
         MAV with no optional riders       107.63     154.77    204.49      305.88       27.63       84.77   144.49     305.88
         MAV with optional BP              110.20     162.40    217.08      330.35       30.20       92.40   157.08     330.35
         MAV with optional BPP             111.73     166.95    224.57      344.74       31.73       96.95   164.57     344.74
         ROP with no optional riders       106.61     151.71    199.42      295.92       26.61       81.71   139.42     295.92
         ROP with optional BP              109.17     159.35    212.06      320.63       29.17       89.35   152.06     320.63
         ROP with optional BPP             110.71     163.92    219.58      335.17       30.71       93.92   159.58     335.17
Oppenheimer Capital
Appreciation Fund/VA, Service Shares
         MAV with no optional riders       104.87     146.49    190.74      278.76       24.87       76.49   130.74     278.76
         MAV with optional BP              107.43     154.16    203.48      303.89       27.43       84.16   143.48     303.89
         MAV with optional BPP             108.97     158.74    211.05      318.68       28.97       88.74   151.05     318.68
         ROP with no optional riders       103.84     143.41    185.61      268.53       23.84       73.41   125.61     268.53
         ROP with optional BP              106.40     151.10    198.40      293.92       26.40       81.10   138.40     293.92
         ROP with optional BPP             107.94     155.69    206.01      308.85       27.94       85.69   146.01     308.85
Oppenheimer Global
Securities Fund/VA, Service Shares
         MAV with no optional riders       105.28     147.72    192.79      282.82       25.28       77.72   132.79     282.82
         MAV with optional BP              107.84     155.38    205.50      307.86       27.84       85.38   145.50     307.86
         MAV with optional BPP             109.38     159.96    213.07      322.58       29.38       89.96   153.07     322.58
         ROP with no optional riders       104.25     144.64    187.66      272.63       24.25       74.64   127.66     272.63
         ROP with optional BP              106.81     152.32    200.43      297.92       26.81       82.32   140.43     297.92
         ROP with optional BPP             108.35     156.91    208.03      312.79       28.35       86.91   148.03     312.79


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                            NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE          OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                             1 YEAR    3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Oppenheimer Main Street
Small Cap Fund/VA, Service Shares
            MAV with no optional riders      $108.76   $158.13   $210.05   $316.72   $28.76   $ 88.13   $150.05   $316.72
            MAV with optional BP              111.32    165.74    222.58    340.92    31.32     95.74    162.58    340.92
            MAV with optional BPP             112.86    170.28    230.04    355.15    32.86    100.28    170.04    355.15
            ROP with no optional riders       107.74    155.08    205.00    306.87    27.74     85.08    145.00    306.87
            ROP with optional BP              110.30    162.70    217.58    331.31    30.30     92.70    157.58    331.31
            ROP with optional BPP             111.84    167.25    225.07    345.69    31.84     97.25    165.07    345.69
Oppenheimer Strategic
Bond Fund/VA, Service Shares
            MAV with no optional riders       105.99    149.87    196.36    289.90    25.99     79.87    136.36    289.90
            MAV with optional BP              108.56    157.52    209.04    314.76    28.56     87.52    149.04    314.76
            MAV with optional BPP             110.09    162.09    216.58    329.38    30.09     92.09    156.58    329.38
            ROP with no optional riders       104.97    146.80    191.25    279.78    24.97     76.80    131.25    279.78
            ROP with optional BP              107.53    154.46    203.98    304.89    27.53     84.46    143.98    304.89
            ROP with optional BPP             109.07    159.05    211.56    319.66    29.07     89.05    151.56    319.66
Putnam VT Growth and Income Fund -
Class IB Shares
            MAV with no optional riders       103.33    141.87    183.04    263.38    23.33     71.87    123.04    263.38
            MAV with optional BP              105.89    149.56    195.85    288.89    25.89     79.56    135.85    288.89
            MAV with optional BPP             107.43    154.16    203.48    303.89    27.43     84.16    143.48    303.89
            ROP with no optional riders       102.30    138.78    177.87    252.99    22.30     68.78    117.87    252.99
            ROP with optional BP              104.87    146.49    190.74    278.76    24.87     76.49    130.74    278.76
            ROP with optional BPP             106.40    151.10    198.40    293.92    26.40     81.10    138.40    293.92
Putnam VT Health Sciences Fund -
Class IB Shares
            MAV with no optional riders       106.20    150.48    197.38    291.91    26.20     80.48    137.38    291.91
            MAV with optional BP              108.76    158.13    210.05    316.72    28.76     88.13    150.05    316.72
            MAV with optional BPP             110.30    162.70    217.58    331.31    30.30     92.70    157.58    331.31
            ROP with no optional riders       105.17    147.41    192.28    281.81    25.17     77.41    132.28    281.81
            ROP with optional BP              107.74    155.08    205.00    306.87    27.74     85.08    145.00    306.87
            ROP with optional BPP             109.27    159.65    212.56    321.61    29.27     89.65    152.56    321.61
Putnam VT International Growth Fund -
Class IB Shares
            MAV with no optional riders       107.74    155.08    205.00    306.87    27.74     85.08    145.00    306.87
            MAV with optional BP              110.30    162.70    217.58    331.31    30.30     92.70    157.58    331.31
            MAV with optional BPP             111.84    167.25    225.07    345.69    31.84     97.25    165.07    345.69
            ROP with no optional riders       106.71    152.02    199.92    296.92    26.71     82.02    139.92    296.92
            ROP with optional BP              109.27    159.65    212.56    321.61    29.27     89.65    152.56    321.61
            ROP with optional BPP             110.81    164.22    220.08    336.13    30.81     94.22    160.08    336.13
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares
            MAV with no optional riders       106.40    151.10    198.40    293.92    26.40     81.10    138.40    293.92
            MAV with optional BP              108.97    158.74    211.05    318.68    28.97     88.74    151.05    318.68
            MAV with optional BPP             110.50    163.31    218.58    333.24    30.50     93.31    158.58    333.24
            ROP with no optional riders       105.38    148.03    193.30    283.84    25.38     78.03    133.30    283.84
            ROP with optional BP              107.94    155.69    206.01    308.85    27.94     85.69    146.01    308.85
            ROP with optional BPP             109.48    160.26    213.57    323.56    29.48     90.26    153.57    323.56


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                           NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE         OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD               END OF EACH TIME PERIOD
                                             1 YEAR     3 YEARS   5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS   10 YEARS
Van Kampen Life Investment Trust
Growth and Income Portfolio
Class II Shares
            MAV with no optional riders      $105.79   $149.26   $195.34   $287.88   $25.79   $79.26   $135.34   $287.88
            MAV with optional BP              108.35    156.91    208.03    312.79    28.35    86.91    148.03    312.79
            MAV with optional BPP             109.89    161.48    215.58    327.44    29.89    91.48    155.58    327.44
            ROP with no optional riders       104.76    146.18    190.23    277.74    24.76    76.18    130.23    277.74
            ROP with optional BP              107.33    153.85    202.97    302.90    27.33    83.85    142.97    302.90
            ROP with optional BPP             108.86    158.44    210.55    317.70    28.86    88.44    150.55    317.70
Van Kampen UIF U.S.
Real Estate Portfolio
            MAV with no optional riders       106.81    152.32    200.43    297.92    26.81    82.32    140.43    297.92
            MAV with optional BP              109.38    159.96    213.07    322.58    29.38    89.96    153.07    322.58
            MAV with optional BPP             110.91    164.52    220.58    337.09    30.91    94.52    160.58    337.09
            ROP with no optional riders       105.79    149.26    195.34    287.88    25.79    79.26    135.34    287.88
            ROP with optional BP              108.35    156.91    208.03    312.79    28.35    86.91    148.03    312.79
            ROP with optional BPP             109.89    161.48    215.58    327.44    29.89    91.48    155.58    327.44


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...

                                                                                                     NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE        OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                                                            1 YAR    3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
           MAV with no optional riders                      $101.18  $135.38 $172.16 $241.45   $21.18   $65.38   $112.16   $241.45
           MAV with optional BP                              103.74   143.10  185.10  267.50    23.74    73.10    125.10    267.50
           MAV with optional BPP                             105.28   147.72  192.79  282.82    25.28    77.72    132.79    282.82
           ROP with no optional riders                       100.15   132.28  166.95  230.85    20.15    62.28    106.95    230.85
           ROP with optional BP                              102.71   140.02  179.94  257.16    22.71    70.02    119.94    257.16
           ROP with optional BPP                             104.25   144.64  187.66  272.63    24.25    74.64    127.66    272.63
AXP(R) Variable Portfolio - Cash Management Fund
           MAV with no optional riders                        99.95   131.66  165.91  228.72    19.95    61.66    105.91    228.72
           MAV with optional BP                              102.51   139.40  178.91  255.08    22.51    69.40    118.91    255.08
           MAV with optional BPP                             104.05   144.03  186.64  270.58    24.05    74.03    126.64    270.58
           ROP with no optional riders                        98.92   128.55  160.67  217.99    18.92    58.55    100.67    217.99
           ROP with optional BP                              101.48   136.31  173.72  244.61    21.48    66.31    113.72    244.61
           ROP with optional BPP                             103.02   140.94  181.49  260.27    23.02    70.94    121.49    260.27
AXP(R) Variable Portfolio - Diversified Equity Income Fund
           MAV with no optional riders                       102.30   138.78  177.87  252.99    22.30    68.78    117.87    252.99
           MAV with optional BP                              104.87   146.49  190.74  278.76    24.87    76.49    130.74    278.76
           MAV with optional BPP                             106.40   151.10  198.40  293.92    26.40    81.10    138.40    293.92
           ROP with no optional riders                       101.28   135.69  172.68  242.51    21.28    65.69    112.68    242.51
           ROP with optional BP                              103.84   143.41  185.61  268.53    23.84    73.41    125.61    268.53
           ROP with optional BPP                             105.38   148.03  193.30  283.84    25.38    78.03    133.30    283.84
AXP(R) Variable Portfolio - Equity Select Fund
           MAV with no optional riders                       104.25   144.64  187.66  272.63    24.25    74.64    127.66    272.63
           MAV with optional BP                              106.81   152.32  200.43  297.92    26.81    82.32    140.43    297.92
           MAV with optional BPP                             108.35   156.91  208.03  312.79    28.35    86.91    148.03    312.79
           ROP with no optional riders                       103.23   141.56  182.52  262.34    23.23    71.56    122.52    262.34
           ROP with optional BP                              105.79   149.26  195.34  287.88    25.79    79.26    135.34    287.88
           ROP with optional BPP                             107.33   153.85  202.97  302.90    27.33    83.85    142.97    302.90
AXP(R) Variable Portfolio - Federal Income Fund
           MAV with no optional riders                       101.59   136.62  174.24  245.66    21.59    66.62    114.24    245.66
           MAV with optional BP                              104.15   144.34  187.15  271.61    24.15    74.34    127.15    271.61
           MAV with optional BPP                             105.69   148.95  194.83  286.87    25.69    78.95    134.83    286.87
           ROP with no optional riders                       100.56   133.52  169.04  235.11    20.56    63.52    109.04    235.11
           ROP with optional BP                              103.12   141.25  182.00  261.31    23.12    71.25    122.00    261.31
           ROP with optional BPP                             104.66   145.88  189.72  276.72    24.66    75.88    129.72    276.72
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
           MAV with no optional riders                       101.07   135.07  171.64  240.40    21.07    65.07    111.64    240.40
           MAV with optional BP                              103.64   142.80  184.58  266.47    23.64    72.80    124.58    266.47
           MAV with optional BPP                             105.17   147.41  192.28  281.81    25.17    77.41    132.28    281.81
           ROP with no optional riders                       100.05   131.97  166.43  229.79    20.05    61.97    106.43    229.79
           ROP with optional BP                              102.61   139.71  179.42  256.12    22.61    69.71    119.42    256.12
           ROP with optional BPP                             104.15   144.34  187.15  271.61    24.15    74.34    127.15    271.61


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                              A TOTAL WITHDRAWAL AT THE          OF AN ANNUITY PAYOUT PLAN AT THE
                                                               END OF EACH TIME PERIOD                END OF EACH TIME PERIOD
                                                           1 YEAR   3 YEARS 5 YEARS   10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
            MAV with no optional riders                    $108.35  $156.91 $208.03   $312.79   $28.35   $86.91   $148.03   $312.79
            MAV with optional BP                            110.91   164.52  220.58    337.09    30.91    94.52    160.58    337.09
            MAV with optional BPP                           112.45   169.07  228.05    351.38    32.45    99.07    168.05    351.38
            ROP with no optional riders                     107.33   153.85  202.97    302.90    27.33    83.85    142.97    302.90
            ROP with optional BP                            109.89   161.48  215.58    327.44    29.89    91.48    155.58    327.44
            ROP with optional BPP                           111.43   166.04  223.08    341.88    31.43    96.04    163.08    341.88
AIM V.I. Basic Value Fund, Series II
            MAV with no optional riders                     107.84   155.38  205.50    307.86    27.84    85.38    145.50    307.86
            MAV with optional BP                            110.40   163.00  218.08    332.28    30.40    93.00    158.08    332.28
            MAV with optional BPP                           111.94   167.56  225.57    346.64    31.94    97.56    165.57    346.64
            ROP with no optional riders                     106.81   152.32  200.43    297.92    26.81    82.32    140.43    297.92
            ROP with optional BP                            109.38   159.96  213.07    322.58    29.38    89.96    153.07    322.58
            ROP with optional BPP                           110.91   164.52  220.58    337.09    30.91    94.52    160.58    337.09
AIM V.I. Capital Appreciation Fund, Series II
            MAV with no optional riders                     104.25   144.64  187.66    272.63    24.25    74.64    127.66    272.63
            MAV with optional BP                            106.81   152.32  200.43    297.92    26.81    82.32    140.43    297.92
            MAV with optional BPP                           108.35   156.91  208.03    312.79    28.35    86.91    148.03    312.79
            ROP with no optional riders                     103.23   141.56  182.52    262.34    23.23    71.56    122.52    262.34
            ROP with optional BP                            105.79   149.26  195.34    287.88    25.79    79.26    135.34    287.88
            ROP with optional BPP                           107.33   153.85  202.97    302.90    27.33    83.85    142.97    302.90
AIM V.I. Capital Development Fund, Series II
            MAV with no optional riders                     107.43   154.16  203.48    303.89    27.43    84.16    143.48    303.89
            MAV with optional BP                            109.99   161.79  216.08    328.41    29.99    91.79    156.08    328.41
            MAV with optional BPP                           111.53   166.34  223.58    342.83    31.53    96.34    163.58    342.83
            ROP with no optional riders                     106.40   151.10  198.40    293.92    26.40    81.10    138.40    293.92
            ROP with optional BP                            108.97   158.74  211.05    318.68    28.97    88.74    151.05    318.68
            ROP with optional BPP                           110.50   163.31  218.58    333.24    30.50    93.31    158.58    333.24
Alliance VP Growth and Income Portfolio (Class B)
            MAV with no optional riders                     102.41   139.09  178.39    254.04    22.41    69.09    118.39    254.04
            MAV with optional BP                            104.97   146.80  191.25    279.78    24.97    76.80    131.25    279.78
            MAV with optional BPP                           106.51   151.40  198.91    294.92    26.51    81.40    138.91    294.92
            ROP with no optional riders                     101.38   136.00  173.20    243.56    21.38    66.00    113.20    243.56
            ROP with optional BP                            103.94   143.72  186.12    269.56    23.94    73.72    126.12    269.56
            ROP with optional BPP                           105.48   148.33  193.81    284.85    25.48    78.33    133.81    284.85
Alliance VP Premier Growth Portfolio (Class B)
            MAV with no optional riders                     106.20   150.48  197.38    291.91    26.20    80.48    137.38    291.91
            MAV with optional BP                            108.76   158.13  210.05    316.72    28.76    88.13    150.05    316.72
            MAV with optional BPP                           110.30   162.70  217.58    331.31    30.30    92.70    157.58    331.31
            ROP with no optional riders                     105.17   147.41  192.28    281.81    25.17    77.41    132.28    281.81
            ROP with optional BP                            107.74   155.08  205.00    306.87    27.74    85.08    145.00    306.87
            ROP with optional BPP                           109.27   159.65  212.56    321.61    29.27    89.65    152.56    321.61


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                 NO WITHDRAWAL OR SELECTION
                                                       A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                        END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                               1 YEAR  3 YEARS   5 YEARS    10 YEARS      1 YEAR   3 YEARS   5 YEARS    10 YEARS
Alliance VP Technology Portfolio (Class B)
           MAV with no optional riders       $106.61    $151.71  $199.42    $295.92        $26.61   $81.71   $139.42    $295.92
           MAV with optional BP               109.17     159.35   212.06     320.63         29.17    89.35    152.06     320.63
           MAV with optional BPP              110.71     163.92   219.58     335.17         30.71    93.92    159.58     335.17
           ROP with no optional riders        105.58     148.64   194.32     285.86         25.58    78.64    134.32     285.86
           ROP with optional BP               108.15     156.30   207.02     310.82         28.15    86.30    147.02     310.82
           ROP with optional BPP              109.68     160.87   214.57     325.50         29.68    90.87    154.57     325.50
Evergreen VA Blue Chip Fund - Class 2
           MAV with no optional riders        105.48     148.33   193.81     284.85         25.48    78.33    133.81     284.85
           MAV with optional BP               108.04     155.99   206.51     309.83         28.04    85.99    146.51     309.83
           MAV with optional BPP              109.58     160.57   214.07     324.53         29.58    90.57    154.07     324.53
           ROP with no optional riders        104.46     145.26   188.69     274.68         24.46    75.26    128.69     274.68
           ROP with optional BP               107.02     152.93   201.45     299.91         27.02    82.93    141.45     299.91
           ROP with optional BPP              108.56     157.52   209.04     314.76         28.56    87.52    149.04     314.76
Evergreen VA Capital Growth Fund - Class 2
           MAV with no optional riders        104.56     145.57   189.20     275.70         24.56    75.57    129.20     275.70
           MAV with optional BP               107.12     153.24   201.96     300.91         27.12    83.24    141.96     300.91
           MAV with optional BPP              108.66     157.82   209.54     315.74         28.66    87.82    149.54     315.74
           ROP with no optional riders        103.53     142.49   184.07     265.44         23.53    72.49    124.07     265.44
           ROP with optional BP               106.10     150.18   196.87     290.90         26.10    80.18    136.87     290.90
           ROP with optional BPP              107.63     154.77   204.49     305.88         27.63    84.77    144.49     305.88
Evergreen VA Core Bond Fund - Class 2
           MAV with no optional riders        101.89     137.55   175.80     248.81         21.89    67.55    115.80     248.81
           MAV with optional BP               104.46     145.26   188.69     274.68         24.46    75.26    128.69     274.68
           MAV with optional BPP              105.99     149.87   196.36     289.90         25.99    79.87    136.36     289.90
           ROP with no optional riders        100.87     134.45   170.60     238.28         20.87    64.45    110.60     238.28
           ROP with optional BP               103.43     142.18   183.55     264.41         23.43    72.18    123.55     264.41
           ROP with optional BPP              104.97     146.80   191.25     279.78         24.97    76.80    131.25     279.78
Evergreen VA Equity Index Fund - Class 2
           MAV with no optional riders         98.61     127.61   159.10     214.76         18.61    57.61     99.10     214.76
           MAV with optional BP               101.18     135.38   172.16     241.45         21.18    65.38    112.16     241.45
           MAV with optional BPP              102.71     140.02   179.94     257.16         22.71    70.02    119.94     257.16
           ROP with no optional riders         97.59     124.50   153.83     203.89         17.59    54.50     93.83     203.89
           ROP with optional BP               100.15     132.28   166.95     230.85         20.15    62.28    106.95     230.85
           ROP with optional BPP              101.69     136.93   174.76     246.71         21.69    66.93    114.76     246.71
Evergreen VA Foundation Fund - Class 2
           MAV with no optional riders        105.07     147.11   191.77     280.79         25.07    77.11    131.77     280.79
           MAV with optional BP               107.63     154.77   204.49     305.88         27.63    84.77    144.49     305.88
           MAV with optional BPP              109.17     159.35   212.06     320.63         29.17    89.35    152.06     320.63
           ROP with no optional riders        104.05     144.03   186.64     270.58         24.05    74.03    126.64     270.58
           ROP with optional BP               106.61     151.71   199.42     295.92         26.61    81.71    139.42     295.92
           ROP with optional BPP              108.15     156.30   207.02     310.82         28.15    86.30    147.02     310.82


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                               NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                 1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Fund - Class 2
           MAV with no optional riders           $105.28  $147.72   $192.79  $282.82   $25.28   $77.72   $132.79   $282.82
           MAV with optional BP                   107.84   155.38    205.50   307.86    27.84    85.38    145.50    307.86
           MAV with optional BPP                  109.38   159.96    213.07   322.58    29.38    89.96    153.07    322.58
           ROP with no optional riders            104.25   144.64    187.66   272.63    24.25    74.64    127.66    272.63
           ROP with optional BP                   106.81   152.32    200.43   297.92    26.81    82.32    140.43    297.92
           ROP with optional BPP                  108.35   156.91    208.03   312.79    28.35    86.91    148.03    312.79
Evergreen VA Global Leaders Fund - Class 2
           MAV with no optional riders            105.79   149.26    195.34   287.88    25.79    79.26    135.34    287.88
           MAV with optional BP                   108.35   156.91    208.03   312.79    28.35    86.91    148.03    312.79
           MAV with optional BPP                  109.89   161.48    215.58   327.44    29.89    91.48    155.58    327.44
           ROP with no optional riders            104.76   146.18    190.23   277.74    24.76    76.18    130.23    277.74
           ROP with optional BP                   107.33   153.85    202.97   302.90    27.33    83.85    142.97    302.90
           ROP with optional BPP                  108.86   158.44    210.55   317.70    28.86    88.44    150.55    317.70
Evergreen VA Growth Fund - Class 2
           MAV with no optional riders            104.76   146.18    190.23   277.74    24.76    76.18    130.23    277.74
           MAV with optional BP                   107.33   153.85    202.97   302.90    27.33    83.85    142.97    302.90
           MAV with optional BPP                  108.86   158.44    210.55   317.70    28.86    88.44    150.55    317.70
           ROP with no optional riders            103.74   143.10    185.10   267.50    23.74    73.10    125.10    267.50
           ROP with optional BP                   106.30   150.79    197.89   292.91    26.30    80.79    137.89    292.91
           ROP with optional BPP                  107.84   155.38    205.50   307.86    27.84    85.38    145.50    307.86
Evergreen VA Growth and Income Fund - Class 2
           MAV with no optional riders            105.28   147.72    192.79   282.82    25.28    77.72    132.79    282.82
           MAV with optional BP                   107.84   155.38    205.50   307.86    27.84    85.38    145.50    307.86
           MAV with optional BPP                  109.38   159.96    213.07   322.58    29.38    89.96    153.07    322.58
           ROP with no optional riders            104.25   144.64    187.66   272.63    24.25    74.64    127.66    272.63
           ROP with optional BP                   106.81   152.32    200.43   297.92    26.81    82.32    140.43    297.92
           ROP with optional BPP                  108.35   156.91    208.03   312.79    28.35    86.91    148.03    312.79
Evergreen VA High Income Fund - Class 2
           MAV with no optional riders            105.89   149.56    195.85   288.89    25.89    79.56    135.85    288.89
           MAV with optional BP                   108.45   157.21    208.53   313.77    28.45    87.21    148.53    313.77
           MAV with optional BPP                  109.99   161.79    216.08   328.41    29.99    91.79    156.08    328.41
           ROP with no optional riders            104.87   146.49    190.74   278.76    24.87    76.49    130.74    278.76
           ROP with optional BP                   107.43   154.16    203.48   303.89    27.43    84.16    143.48    303.89
           ROP with optional BPP                  108.97   158.74    211.05   318.68    28.97    88.74    151.05    318.68
Evergreen VA International Growth Fund - Class 2
           MAV with no optional riders            105.89   149.56    195.85   288.89    25.89    79.56    135.85    288.89
           MAV with optional BP                   108.45   157.21    208.53   313.77    28.45    87.21    148.53    313.77
           MAV with optional BPP                  109.99   161.79    216.08   328.41    29.99    91.79    156.08    328.41
           ROP with no optional riders            104.87   146.49    190.74   278.76    24.87    76.49    130.74    278.76
           ROP with optional BP                   107.43   154.16    203.48   303.89    27.43    84.16    143.48    303.89
           ROP with optional BPP                  108.97   158.74    211.05   318.68    28.97    88.74    151.05    318.68


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                    NO WITHDRAWAL OR SELECTION
                                                                A TOTAL WITHDRAWAL AT THE        OF AN ANNUITY PAYOUT PLAN AT THE
                                                                 END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR   3 YEARS  5 YEARS  10 YEARS
Evergreen VA Masters Fund - Class 2
           MAV with no optional riders                   $ 105.79  $ 149.26 $ 195.34  $287.88  $ 25.79  $ 79.26  $ 135.34  $ 287.88
           MAV with optional BP                            108.35    156.91   208.03   312.79    28.35    86.91    148.03    312.79
           MAV with optional BPP                           109.89    161.48   215.58   327.44    29.89    91.48    155.58    327.44
           ROP with no optional riders                     104.76    146.18   190.23   277.74    24.76    76.18    130.23    277.74
           ROP with optional BP                            107.33    153.85   202.97   302.90    27.33    83.85    142.97    302.90
           ROP with optional BPP                           108.86    158.44   210.55   317.70    28.86    88.44    150.55    317.70
Evergreen VA Omega Fund - Class 2
           MAV with no optional riders                     102.92    140.64   180.97   259.24    22.92    70.64    120.97    259.24
           MAV with optional BP                            105.48    148.33   193.81   284.85    25.48    78.33    133.81    284.85
           MAV with optional BPP                           107.02    152.93   201.45   299.91    27.02    82.93    141.45    299.91
           ROP with no optional riders                     101.89    137.55   175.80   248.81    21.89    67.55    115.80    248.81
           ROP with optional BP                            104.46    145.26   188.69   274.68    24.46    75.26    128.69    274.68
           ROP with optional BPP                           105.99    149.87   196.36   289.90    25.99    79.87    136.36    289.90
Evergreen VA Small Cap Value Fund - Class 2
           MAV with no optional riders                     105.79    149.26   195.34   287.88    25.79    79.26    135.34    287.88
           MAV with optional BP                            108.35    156.91   208.03   312.79    28.35    86.91    148.03    312.79
           MAV with optional BPP                           109.89    161.48   215.58   327.44    29.89    91.48    155.58    327.44
           ROP with no optional riders                     104.76    146.18   190.23   277.74    24.76    76.18    130.23    277.74
           ROP with optional BP                            107.33    153.85   202.97   302.90    27.33    83.85    142.97    302.90
           ROP with optional BPP                           108.86    158.44   210.55   317.70    28.86    88.44    150.55    317.70
Evergreen VA Special Equity Fund - Class 2
           MAV with no optional riders                     106.10    150.18   196.87   290.90    26.10    80.18    136.87    290.90
           MAV with optional BP                            108.66    157.82   209.54   315.74    28.66    87.82    149.54    315.74
           MAV with optional BPP                           110.20    162.40   217.08   330.35    30.20    92.40    157.08    330.35
           ROP with no optional riders                     105.07    147.11   191.77   280.79    25.07    77.11    131.77    280.79
           ROP with optional BP                            107.63    154.77   204.49   305.88    27.63    84.77    144.49    305.88
           ROP with optional BPP                           109.17    159.35   212.06   320.63    29.17    89.35    152.06    320.63
Evergreen VA Strategic Income Fund - Class 2
           MAV with no optional riders                     103.84    143.41   185.61   268.53    23.84    73.41    125.61    268.53
           MAV with optional BP                            106.40    151.10   198.40   293.92    26.40    81.10    138.40    293.92
           MAV with optional BPP                           107.94    155.69   206.01   308.85    27.94    85.69    146.01    308.85
           ROP with no optional riders                     102.82    140.33   180.46   258.20    22.82    70.33    120.46    258.20
           ROP with optional BP                            105.38    148.03   193.30   283.84    25.38    78.03    133.30    283.84
           ROP with optional BPP                           106.92    152.63   200.94   298.92    26.92    82.63    140.94    298.92
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
           MAV with no optional riders                     102.61    139.71   179.42   256.12    22.61    69.71    119.42    256.12
           MAV with optional BP                            105.17    147.41   192.28   281.81    25.17    77.41    132.28    281.81
           MAV with optional BPP                           106.71    152.02   199.92   296.92    26.71    82.02    139.92    296.92
           ROP with no optional riders                     101.59    136.62   174.24   245.66    21.59    66.62    114.24    245.66
           ROP with optional BP                            104.15    144.34   187.15   271.61    24.15    74.34    127.15    271.61
           ROP with optional BPP                           105.69    148.95   194.83   286.87    25.69    78.95    134.83    286.87


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                               A TOTAL WITHDRAWAL AT THE       OF AN ANNUITY PAYOUT PLAN AT THE
                                                                 END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                                                           1 YEAR  3 YEARS 5 YEARS   10 YEARS  1 YEAR   3 YEARS  5 YEARS   10 YEARS
Fidelity(R) VIP Growth Portfolio Service Class 2
           MAV with no optional riders                     $102.51 $139.40 $178.91   $255.08   $ 22.51  $ 69.40  $118.91   $255.08
           MAV with optional BP                             105.07  147.11  191.77    280.79     25.07    77.11   131.77    280.79
           MAV with optional BPP                            106.61  151.71  199.42    295.92     26.61    81.71   139.42    295.92
           ROP with no optional riders                      101.48  136.31  173.72    244.61     21.48    66.31   113.72    244.61
           ROP with optional BP                             104.05  144.03  186.64    270.58     24.05    74.03   126.64    270.58
           ROP with optional BPP                            105.58  148.64  194.32    285.86     25.58    78.64   134.32    285.86
Fidelity(R) VIP Mid Cap Portfolio Service Class 2
           MAV with no optional riders                      102.61  139.71  179.42    256.12     22.61    69.71   119.42    256.12
           MAV with optional BP                             105.17  147.41  192.28    281.81     25.17    77.41   132.28    281.81
           MAV with optional BPP                            106.71  152.02  199.92    296.92     26.71    82.02   139.92    296.92
           ROP with no optional riders                      101.59  136.62  174.24    245.66     21.59    66.62   114.24    245.66
           ROP with optional BP                             104.15  144.34  187.15    271.61     24.15    74.34   127.15    271.61
           ROP with optional BPP                            105.69  148.95  194.83    286.87     25.69    78.95   134.83    286.87
FTVIPT Franklin Small Cap Value Securities Fund - Class 2
           MAV with no optional riders                      103.43  142.18  183.55    264.41     23.43    72.18   123.55    264.41
           MAV with optional BP                             105.99  149.87  196.36    289.90     25.99    79.87   136.36    289.90
           MAV with optional BPP                            107.53  154.46  203.98    304.89     27.53    84.46   143.98    304.89
           ROP with no optional riders                      102.41  139.09  178.39    254.04     22.41    69.09   118.39    254.04
           ROP with optional BP                             104.97  146.80  191.25    279.78     24.97    76.80   131.25    279.78
           ROP with optional BPP                            106.51  151.40  198.91    294.92     26.51    81.40   138.91    294.92
FTVIPT Mutual Shares Securities Fund - Class 2
           MAV with no optional riders                      103.64  142.80  184.58    266.47     23.64    72.80   124.58    266.47
           MAV with optional BP                             106.20  150.48  197.38    291.91     26.20    80.48   137.38    291.91
           MAV with optional BPP                            107.74  155.08  205.00    306.87     27.74    85.08   145.00    306.87
           ROP with no optional riders                      102.61  139.71  179.42    256.12     22.61    69.71   119.42    256.12
           ROP with optional BP                             105.17  147.41  192.28    281.81     25.17    77.41   132.28    281.81
           ROP with optional BPP                            106.71  152.02  199.92    296.92     26.71    82.02   139.92    296.92
FTVIPT Templeton Foreign Securities Fund - Class 2
           MAV with no optional riders                      104.76  146.18  190.23    277.74     24.76    76.18   130.23    277.74
           MAV with optional BP                             107.33  153.85  202.97    302.90     27.33    83.85   142.97    302.90
           MAV with optional BPP                            108.86  158.44  210.55    317.70     28.86    88.44   150.55    317.70
           ROP with no optional riders                      103.74  143.10  185.10    267.50     23.74    73.10   125.10    267.50
           ROP with optional BP                             106.30  150.79  197.89    292.91     26.30    80.79   137.89    292.91
           ROP with optional BPP                            107.84  155.38  205.50    307.86     27.84    85.38   145.50    307.86
MFS(R) New Discovery Series - Service Class
           MAV with no optional riders                      106.40  151.10  198.40    293.92     26.40    81.10   138.40    293.92
           MAV with optional BP                             108.97  158.74  211.05    318.68     28.97    88.74   151.05    318.68
           MAV with optional BPP                            110.50  163.31  218.58    333.24     30.50    93.31   158.58    333.24
           ROP with no optional riders                      105.38  148.03  193.30    283.84     25.38    78.03   133.30    283.84
           ROP with optional BP                             107.94  155.69  206.01    308.85     27.94    85.69   146.01    308.85
           ROP with optional BPP                            109.48  160.26  213.57    323.56     29.48    90.26   153.57    323.56


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                   NO WITHDRAWAL OR SELECTION
                                                                 A TOTAL WITHDRAWAL AT THE      OF AN ANNUITY PAYOUT PLAN AT THE
                                                                  END OF EACH TIME PERIOD            END OF EACH TIME PERIOD
                                                           1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
MFS(R) Total Return Series - Service Class
           MAV with no optional riders                     $104.66  $145.88  $189.72  $276.72  $ 24.66  $ 75.88  $129.72  $276.72
           MAV with optional BP                             107.22   153.55   202.46   301.91    27.22    83.55   142.46   301.91
           MAV with optional BPP                            108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
           ROP with no optional riders                      103.64   142.80   184.58   266.47    23.64    72.80   124.58   266.47
           ROP with optional BP                             106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
           ROP with optional BPP                            107.74   155.08   205.00   306.87    27.74    85.08   145.00   306.87
MFS(R) Utilities Series - Service Class

           MAV with no optional riders                      105.07   147.11   191.77   280.79    25.07    77.11   131.77   280.79
           MAV with optional BP                             107.63   154.77   204.49   305.88    27.63    84.77   144.49   305.88
           MAV with optional BPP                            109.17   159.35   212.06   320.63    29.17    89.35   152.06   320.63
           ROP with no optional riders                      104.05   144.03   186.64   270.58    24.05    74.03   126.64   270.58
           ROP with optional BP                             106.61   151.71   199.42   295.92    26.61    81.71   139.42   295.92
           ROP with optional BPP                            108.15   156.30   207.02   310.82    28.15    86.30   147.02   310.82
Oppenheimer Capital Appreciation Fund/VA, Service Shares

           MAV with no optional riders                      102.30   138.78   177.87   252.99    22.30    68.78   117.87   252.99
           MAV with optional BP                             104.87   146.49   190.74   278.76    24.87    76.49   130.74   278.76
           MAV with optional BPP                            106.40   151.10   198.40   293.92    26.40    81.10   138.40   293.92
           ROP with no optional riders                      101.28   135.69   172.68   242.51    21.28    65.69   112.68   242.51
           ROP with optional BP                             103.84   143.41   185.61   268.53    23.84    73.41   125.61   268.53
           ROP with optional BPP                            105.38   148.03   193.30   283.84    25.38    78.03   133.30   283.84
Oppenheimer Global Securities Fund/VA, Service Shares

           MAV with no optional riders                      102.71   140.02   179.94   257.16    22.71    70.02   119.94   257.16
           MAV with optional BP                             105.28   147.72   192.79   282.82    25.28    77.72   132.79   282.82
           MAV with optional BPP                            106.81   152.32   200.43   297.92    26.81    82.32   140.43   297.92
           ROP with no optional riders                      101.69   136.93   174.76   246.71    21.69    66.93   114.76   246.71
           ROP with optional BP                             104.25   144.64   187.66   272.63    24.25    74.64   127.66   272.63
           ROP with optional BPP                            105.79   149.26   195.34   287.88    25.79    79.26   135.34   287.88
Oppenheimer Main Street Small Cap Fund/VA, Service Shares

           MAV with no optional riders                      106.20   150.48   197.38   291.91    26.20    80.48   137.38   291.91
           MAV with optional BP                             108.76   158.13   210.05   316.72    28.76    88.13   150.05   316.72
           MAV with optional BPP                            110.30   162.70   217.58   331.31    30.30    92.70   157.58   331.31
           ROP with no optional riders                      105.17   147.41   192.28   281.81    25.17    77.41   132.28   281.81
           ROP with optional BP                             107.74   155.08   205.00   306.87    27.74    85.08   145.00   306.87
           ROP with optional BPP                            109.27   159.65   212.56   321.61    29.27    89.65   152.56   321.61
Oppenheimer Strategic Bond Fund/VA, Service Shares

           MAV with no optional riders                      103.43   142.18   183.55   264.41    23.43    72.18   123.55   264.41
           MAV with optional BP                             105.99   149.87   196.36   289.90    25.99    79.87   136.36   289.90
           MAV with optional BPP                            107.53   154.46   203.98   304.89    27.53    84.46   143.98   304.89
           ROP with no optional riders                      102.41   139.09   178.39   254.04    22.41    69.09   118.39   254.04
           ROP with optional BP                             104.97   146.80   191.25   279.78    24.97    76.80   131.25   279.78
           ROP with optional BPP                            106.51   151.40   198.91   294.92    26.51    81.40   138.91   294.92


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                                     A TOTAL WITHDRAWAL AT THE     OF AN ANNUITY PAYOUT PLAN AT THE
                                                                        END OF EACH TIME PERIOD         END OF EACH TIME PERIOD
                                                                   1 YEAR  3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
            MAV with no optional riders                            $100.77 $134.14 $170.08 $237.23  $20.77 $64.14 $110.08 $237.23
            MAV with optional BP                                    103.33  141.87  183.04  263.38   23.33  71.87  123.04  263.38
            MAV with optional BPP                                   104.87  146.49  190.74  278.76   24.87  76.49  130.74  278.76
            ROP with no optional riders                              99.74  131.03  164.86  226.58   19.74  61.03  104.86  226.58
            ROP with optional BP                                    102.30  138.78  177.87  252.99   22.30  68.78  117.87  252.99
            ROP with optional BPP                                   103.84  143.41  185.61  268.53   23.84  73.41  125.61  268.53
Putnam VT Health Sciences Fund - Class IB Shares
            MAV with no optional riders                             103.64  142.80  184.58  266.47   23.64  72.80  124.58  266.47
            MAV with optional BP                                    106.20  150.48  197.38  291.91   26.20  80.48  137.38  291.91
            MAV with optional BPP                                   107.74  155.08  205.00  306.87   27.74  85.08  145.00  306.87
            ROP with no optional riders                             102.61  139.71  179.42  256.12   22.61  69.71  119.42  256.12
            ROP with optional BP                                    105.17  147.41  192.28  281.81   25.17  77.41  132.28  281.81
            ROP with optional BPP                                   106.71  152.02  199.92  296.92   26.71  82.02  139.92  296.92
Putnam VT International Growth Fund - Class IB Shares
            MAV with no optional riders                             105.17  147.41  192.28  281.81   25.17  77.41  132.28  281.81
            MAV with optional BP                                    107.74  155.08  205.00  306.87   27.74  85.08  145.00  306.87
            MAV with optional BPP                                   109.27  159.65  212.56  321.61   29.27  89.65  152.56  321.61
            ROP with no optional riders                             104.15  144.34  187.15  271.61   24.15  74.34  127.15  271.61
            ROP with optional BP                                    106.71  152.02  199.92  296.92   26.71  82.02  139.92  296.92
            ROP with optional BPP                                   108.25  156.60  207.52  311.81   28.25  86.60  147.52  311.81
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
            MAV with no optional riders                             103.84  143.41  185.61  268.53   23.84  73.41  125.61  268.53
            MAV with optional BP                                    106.40  151.10  198.40  293.92   26.40  81.10  138.40  293.92
            MAV with optional BPP                                   107.94  155.69  206.01  308.85   27.94  85.69  146.01  308.85
            ROP with no optional riders                             102.82  140.33  180.46  258.20   22.82  70.33  120.46  258.20
            ROP with optional BP                                    105.38  148.03  193.30  283.84   25.38  78.03  133.30  283.84
            ROP with optional BPP                                   106.92  152.63  200.94  298.92   26.92  82.63  140.94  298.92
Van Kampen Life Investment Trust Growth and Income Portfolio Class II Shares
            MAV with no optional riders                             103.23  141.56  182.52  262.34   23.23  71.56  122.52  262.34
            MAV with optional BP                                    105.79  149.26  195.34  287.88   25.79  79.26  135.34  287.88
            MAV with optional BPP                                   107.33  153.85  202.97  302.90   27.33  83.85  142.97  302.90
            ROP with no optional riders                             102.20  138.47  177.35  251.95   22.20  68.47  117.35  251.95
            ROP with optional BP                                    104.76  146.18  190.23  277.74   24.76  76.18  130.23  277.74
            ROP with optional BPP                                   106.30  150.79  197.89  292.91   26.30  80.79  137.89  292.91


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ... (continued)

                                                                                          NO WITHDRAWAL OR SELECTION
                                                     A TOTAL WITHDRAWAL AT THE         OF AN ANNUITY PAYOUT PLAN AT THE
                                                      END OF EACH TIME PERIOD              END OF EACH TIME PERIOD
                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
Van Kampen UIF U.S. Real Estate Portfolio
           MAV with no optional riders        $ 104.25  $ 144.64  $ 187.66  $ 272.63  $ 24.25  $ 74.64  $ 127.66  $ 272.63
           MAV with optional BP                 106.81    152.32    200.43    297.92    26.81    82.32    140.43    297.92
           MAV with optional BPP                108.35    156.91    208.03    312.79    28.35    86.91    148.03    312.79
           ROP with no optional riders          103.23    141.56    182.52    262.34    23.23    71.56    122.52    262.34
           ROP with optional BP                 105.79    149.26    195.34    287.88    25.79    79.26    135.34    287.88
           ROP with optional BPP                107.33    153.85    202.97    302.90    27.33    83.85    142.97    302.90

* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.


    RPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X ERP
                                         --------
                                            CV

     PW = the partial withdrawal including any applicable withdrawal charge or MVA.

     CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

           EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA  X  EPA
                                                --------     ---
                                                  CV         RPA

       PW = the partial withdrawal including any applicable withdrawal charge or MVA.

       CV = the contract value on the date of (but prior to) the partial withdrawal.

       EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.

-    Contract values before any partial withdrawals are shown below.

-    On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                      TOTAL PURCHASE PAYMENTS         CONTRACT VALUE
Jan. 1, 2002                      $100,000                   $100,000
Jan. 1, 2003                       100,000                    110,000
Jan. 1, 2004                       100,000                    115,000
Jan. 1, 2005                       100,000                    120,000
Jan. 1, 2006                       100,000                    115,000
Jan. 1, 2007                       100,000                    120,000
Jan. 1, 2008                       200,000                    225,000
Jan. 1, 2009                       200,000                    230,000
Jan. 1, 2010                       200,000                    235,000
Jan. 1, 2011                       200,000                    230,000
Jan. 1, 2012                       200,000                    235,000

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:

       RPA before the partial withdrawal =                              RPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal     $10,000 X $100,000
       minus the RPA adjusted partial withdrawals for all previous      ------------------  =  $8,333
       partial withdrawals = $100,000 - 0 = $100,000                        $120,000

For the second partial withdrawal on Jan. 1, 2010:

       RPA before the partial withdrawal =                              RPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal     $10,000 X $191,667
       minus the RPA adjusted partial withdrawals for all previous      ------------------ = $8,156
       partial withdrawals = $200,000 - $8,333 = $191,667                    $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:

       EPA before the partial withdrawal =                              EPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal     $10,000 X $100,000  x  $100,000
       AND the five-year exclusion period minus the EPA adjusted        ------------------     --------  =  $8,156
       partial withdrawals for all previous partial                          $120,000          $100,000
       withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:

       EPA before the partial withdrawal =                              EPA adjusted partial withdrawal =
       total purchase payments made prior to the partial withdrawal     $10,000 X $91,844  x  $ 91,844
       AND the five-year exclusion period minus the EPA                 -----------------     -------- = $1,873
       adjusted partial withdrawals for all previous partial                 $235,000         $191,667
       withdrawals = $100,000 - $8,156 = $91,844


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

       PCRPW amount = $8,156 + $1,873 = $10,029

             EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN ENTERPRISE (R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437
45272 A (7/02)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
                  American Enterprise Variable Annuity Account
                                  July 19, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS
   Performance Information               p.  3
   Calculating Annuity Payouts           p. 21
   Rating Agencies                       p. 22
   Principal Underwriter                 p. 22
   Independent Auditors                  p. 22
   Financial Statements                  p. 23

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                             P(1 + T) TO POWER OF n = ERV

where:      P =    a hypothetical initial payment of $1,000
            T =    average annual total return
            n =    number of years
          ERV =    Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period,  at the end of the period
                   (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTORSM PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                           PERFORMANCE OF THE SUBACCOUNT

                                                                                                SINCE
SUBACCOUNT   INVESTING IN:                                                 1 YEAR            COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND4        Bond Fund (5/02; 10/81)(b),(c)                                    --%                  --%
UCMG4        Cash Management Fund (5/00; 10/81)                             (5.71)               (2.14)
UDEI4        Diversified Equity Income Fund (5/02; 9/99)(c)                    --                   --
UNDM4        NEW DIMENSIONS FUND(R) (5/00; 5/96)                           (24.27)              (20.82)
USVA4        Partners Small Cap Value Fund (5/02; 8/01)(c)                     --                   --
             AIM V.I.
UABA4        Basic Value Fund, Series II (5/02; 9/01)(c),(e)                   --                   --
             EVERGREEN VA
UEBC4        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                      --                   --
UECG4        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                 --                   --
UECB4        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                  --                   --
UEEI4        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                   --                   --
UEFF4        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                     --                   --
UEGO4        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                 --                   --
UEGR4        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                         --                   --
UEHI4        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                    --                   --
UEIG4        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)           --                   --
UEMA4        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                        --                   --
UEOE4        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                          --                   --
UESM4        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                --                   --
UEST4        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)               --                   --
             FIDELITY(R) VIP
UFMC4        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)            --                   --
             FTVIPT
UMSS4        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)       (2.71)                3.81
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM4        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)     --                   --
             PUTNAM VARIABLE TRUST
UIGR4        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(j)                               --                   --
                                                                                     PERFORMANCE OF THE FUND

                                                                                                                 SINCE
SUBACCOUNT   INVESTING IN:                                                      1 YEAR    5 YEARS  10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND4        Bond Fund (5/02; 10/81)(b),(c)                                      (2.14%)     1.76%  5.20%       8.08%
UCMG4        Cash Management Fund (5/00; 10/81)                                  (5.71)      1.70   2.37        4.26
UDEI4        Diversified Equity Income Fund (5/02; 9/99)(c)                      (7.16)        --     --       (2.29)
UNDM4        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (24.27)      6.75     --        7.96
USVA4        Partners Small Cap Value Fund (5/02; 8/01)(c)                          --         --     --       (1.88)(d)
             AIM V.I.
UABA4        Basic Value Fund, Series II (5/02; 9/01)(c),(e)                        --         --     --       (5.85)(d)
             EVERGREEN VA
UEBC4        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                       (24.17)        --     --      (21.24)
UECG4        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                  (20.91)        --     --        0.69
UECB4        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                       --         --     --          --
UEEI4        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                    (19.96)        --     --       (8.17)
UEFF4        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      (16.87)      3.10     --        4.95
UEGO4        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                  (21.28)        --     --        1.87
UEGR4        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                          (15.16)        --     --        0.42
UEHI4        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                       0.22         --     --        1.53
UEIG4        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)            (25.60)        --     --       (3.68)
UEMA4        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                         (23.47)        --     --       (2.79)
UEOE4        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                           (22.52)        --     --        5.40
UESM4        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                   7.81         --     --        9.01
UEST4        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                 (3.47)        --     --        0.49
             FIDELITY(R) VIP
UFMC4        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)             (12.29)        --     --       21.53
             FTVIPT
UMSS4        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)            (2.71)      7.07     --        7.68
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM4        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)       (9.41)        --     --       (0.14)
             PUTNAM VARIABLE TRUST
UIGR4        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(j)                                (27.81)        --     --        6.48

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.20% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUTH PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001


                                                                        PERFORMANCE OF THE SUBACCOUNT

                                                                                         SINCE
SUBACCOUNT INVESTING IN:                                                  1 YEAR      COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND4      Bond Fund (5/02; 10/81)(b),(c)                                     --%         --%
UCMG4      Cash Management Fund (5/00; 10/81)                               1.62        2.57
UDEI4      Diversified Equity Income Fund (5/02; 9/99)(c)                     --          --
UNDM4      NEW DIMENSIONS FUND(R) (5/00; 5/96)                            (18.55)     (17.06)
USVA4      Partners Small Cap Value Fund (5/02; 8/01)(c)                      --          --
           AIM V.I.
UABA4      Basic Value Fund, Series II (5/02; 9/01)(c),(e)                    --          --
           EVERGREEN VA
UEBC4      Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                       --          --
UECG4      Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                  --          --
UECB4      Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                   --          --
UEEI4      Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                    --          --
UEFF4      Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      --          --
UEGO4      Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                  --          --
UEGR4      Growth Fund - Class 2 (7/02; 3/98)(c),(f)                          --          --
UEHI4      High Income Fund - Class 2 (7/02; 6/99)(c),(f)                     --          --
UEIG4      International Growth Fund - Class 2 (7/02; 8/98)(c),(f)            --          --
UEMA4      Masters Fund - Class 2 (7/02; 1/99)(c),(f)                         --          --
UEOE4      Omega Fund - Class 2 (7/02; 3/97)(c),(f)                           --          --
UESM4      Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                 --          --
UEST4      Strategic Income Fund - Class 2 (7/02; 3/97)(c)                    --          --
           FIDELITY(R) VIP
UFMC4      Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)             --          --
           FTVIPT
UMSS4      Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)         4.88        8.67
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM4      Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)      --          --
           PUTNAM VARIABLE TRUST
UIGR4      Putnam VT International Growth Fund -
           Class IB Shares (5/02; 1/97)(c),(j)                                --          --
                                                                                       PERFORMANCE OF THE FUND

                                                                                                                 SINCE
SUBACCOUNT INVESTING IN:                                                   1 YEAR      5 YEARS   10 YEARS     COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
UBND4      Bond Fund (5/02; 10/81)(b),(c)                                    5.50%     2.86%      5.20%          8.08%
UCMG4      Cash Management Fund (5/00; 10/81)                                1.62      2.79       2.37           4.26
UDEI4      Diversified Equity Income Fund (5/02; 9/99)(c)                    0.05        --         --           0.54
UNDM4      NEW DIMENSIONS FUND(R) (5/00; 5/96)                             (18.55)     7.66         --           8.57
USVA4      Partners Small Cap Value Fund (5/02; 8/01)(c)                       --        --         --           5.78(d)
           AIM V.I.
UABA4      Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --        --         --           1.47(d)
           EVERGREEN VA
UEBC4      Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                    (18.45)       --         --         (17.71)
UECG4      Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)               (14.90)       --         --           2.40
UECB4      Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                    --        --         --             --
UEEI4      Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                 (13.87)       --         --          (5.45)
UEFF4      Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                   (10.52)     4.14         --           5.62
UEGO4      Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)               (15.31)       --         --           3.00
UEGR4      Growth Fund - Class 2 (7/02; 3/98)(c),(f)                        (8.65)       --         --           2.17
UEHI4      High Income Fund - Class 2 (7/02; 6/99)(c),(f)                    8.06        --         --           4.21
UEIG4      International Growth Fund - Class 2 (7/02; 8/98)(c),(f)         (20.00)       --         --          (1.82)
UEMA4      Masters Fund - Class 2 (7/02; 1/99)(c),(f)                      (17.69)       --         --          (0.67)
UEOE4      Omega Fund - Class 2 (7/02; 3/97)(c),(f)                        (16.66)       --         --           6.39
UESM4      Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)               15.81        --         --          10.49
UEST4      Strategic Income Fund - Class 2 (7/02; 3/97)(c)                 (10.06)       --         --          (2.00)
           FIDELITY(R) VIP
UFMC4      Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)            4.06        --         --           1.65
           FTVIPT
UMSS4      Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)          4.88      7.96         --           8.39
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM4      Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)    (2.41)       --         --           1.65
           PUTNAM VARIABLE TRUST
UIGR4      Putnam VT International Growth Fund -
           Class IB Shares (5/02; 1/97)(c),(j)                             (22.40)       --         --           7.40

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.20% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                             PERFORMANCE OF THE SUBACCOUNT

                                                                                                SINCE
SUBACCOUNT    INVESTING IN:                                                   1 YEAR         COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(b)                                     (1.25%)            1.92%
PCMG1         Cash Management Fund (11/99; 10/81)                              (4.95)            0.43
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                     (6.32)           (2.52)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                            (23.54)          (10.51)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)                       --               --
              AIM V.I.
UABA3         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --               --
              EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                        --               --
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                   --               --
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                    --               --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                     --               --
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                       --               --
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                   --               --
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                           --               --
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                      --               --
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)             --               --
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                          --               --
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                            --               --
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                  --               --
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                 --               --
              FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                  --            (5.97)
              FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(i)        (1.97)            6.78
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)       --               --
              PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(j)                                (27.02)          (10.26)
                                                                                         PERFORMANCE OF THE FUND

                                                                                                              SINCE
SUBACCOUNT    INVESTING IN:                                                    1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(b)                                      (1.25%)   2.69%     6.10%        8.99%
PCMG1         Cash Management Fund (11/99; 10/81)                              (4.95)    2.55      3.18         5.06
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                     (6.32)      --        --        (1.41)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                            (23.54)    7.59        --         8.79
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)                       --       --        --        (1.20)(d)
              AIM V.I.
UABA3         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --       --        --        (5.18)(d)
              EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                    (23.45)      --        --       (20.50)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)               (20.19)      --        --         1.50
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                    --       --        --           --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                 (19.24)      --        --        (7.40)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                   (16.15)    3.94        --         5.80
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)               (20.56)      --        --         2.71
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                       (14.43)      --        --         1.25
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                    0.96       --        --         2.37
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)         (24.88)      --        --        (2.89)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                      (22.75)      --        --        (2.01)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                        (21.80)      --        --         6.24
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                8.62       --        --         9.85
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)              (2.73)      --        --         1.30
              FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)              (11.56)      --        --        22.37
              FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(i)        (1.97)    7.90        --         8.52
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)    (8.68)      --        --         0.65
              PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(j)                                (27.02)      --        --         7.42

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                            PERFORMANCE OF THE SUBACCOUNT

                                                                                              SINCE
SUBACCOUNT    INVESTING IN:                                                    1 YEAR      COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(b)                                       6.46%          5.05%
PCMG1         Cash Management Fund (11/99; 10/81)                               2.44           3.53
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                      0.95           0.50
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                            (17.76)         (7.75)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)                       --             --
              AIM V.I.
UABA3         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --             --
              EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                        --             --
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                   --             --
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                    --             --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                     --             --
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                       --             --
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                   --             --
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                           --             --
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                      --             --
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)             --             --
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                          --             --
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                            --             --
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                  --             --
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                 --             --
              FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                  --           1.33
              FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(i)         5.69           9.76
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)       --             --
              PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(j)                                (21.54)         (7.48)

                                                                                         PERFORMANCE OF THE FUND

                                                                                                                    SINCE
SUBACCOUNT    INVESTING IN:                                                     1 YEAR     5 YEARS   10 YEARS    COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)(b)                                         6.46%      3.75%     6.10%         8.99%
PCMG1         Cash Management Fund (11/99; 10/81)                                 2.44       3.62      3.18          5.06
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        0.95         --        --          1.45
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                               (17.76)     8.47        --          9.38
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)                         --         --        --          6.52(d)
              AIM V.I.
UABA3         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                       --         --        --          2.20(d)
              EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                      (17.67)        --        --        (16.92)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                 (14.12)        --        --          3.21
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                      --         --        --            --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                   (13.08)        --        --         (4.66)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      (9.73)      4.95        --          6.44
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                 (14.52)        --        --          3.81
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                          (7.86)        --        --          2.97
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                      8.87         --        --          5.01
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)           (19.22)        --        --         (1.02)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                        (16.91)        --        --          0.13
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                          (15.87)        --        --          7.20
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                 16.62         --        --         11.31
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                 4.86         --        --          2.45
              FIDELITY(R) VIP
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(h)                 (4.74)        --        --         23.90
              FTVIPT
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(i)           5.69       8.77        --          9.20
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM3         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)      (1.61)        --        --          2.45
              PUTNAM VARIABLE TRUST
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(j)                                  (21.54)        --        --          8.31

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                            PERFORMANCE OF THE SUBACCOUNT

                                                                                             SINCE
SUBACCOUNT   INVESTING IN:                                                      1 YEAR    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND2        Bond Fund (5/02; 10/81)(b),(c)                                        --%           --%
UCMG2        Cash Management Fund (5/00; 10/81)                                 (5.47)        (2.01)
UDEI2        Diversified Equity Income Fund (5/02; 9/99)(c)                        --            --
UNDM2        NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (24.09)       (20.52)
USVA2        Partners Small Cap Value Fund (5/02; 8/01)(c)                         --            --
             AIM V.I.
UABA2        Basic Value Fund, Series II (5/02; 9/01)(c),(e)                       --            --
             EVERGREEN VA
UEBC2        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                          --            --
UECG2        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                     --            --
UECB2        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                      --            --
UEEI2        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                       --            --
UEFF2        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                         --            --
UEGO2        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                     --            --
UEGR2        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                             --            --
UEHI2        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                        --            --
UEIG2        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)               --            --
UEMA2        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                            --            --
UEOE2        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                              --            --
UESM2        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                    --            --
UEST2        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                   --            --
             FIDELITY(R) VIP
UFMC2        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)                --            --
             FTVIPT
UMSS2        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)           (2.46)         4.09
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM2        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)         --            --
             PUTNAM VARIABLE TRUST
UIGR2        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(j)                                   --            --

                                                                                         PERFORMANCE OF THE FUND

                                                                                                                      SINCE
SUBACCOUNT   INVESTING IN:                                                    1 YEAR     5 YEARS      10 YEARS    COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND2        Bond Fund (5/02; 10/81)(b),(c)                                   (1.89%)      2.03%       5.46%          8.35%
UCMG2        Cash Management Fund (5/00; 10/81)                               (5.47)       1.97        2.63           4.51
UDEI2        Diversified Equity Income Fund (5/02; 9/99)(c)                   (6.92)         --          --          (2.05)
UNDM2        NEW DIMENSIONS FUND(R) (5/00; 5/96)                             (24.09)       7.07          --           8.28
USVA2        Partners Small Cap Value Fund (5/02; 8/01)(c)                       --          --          --          (1.79)(d)
             AIM V.I.
UABA2        Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --          --          --          (5.78)(d)
             EVERGREEN VA
UEBC2        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                    (23.98)         --          --         (21.05)
UECG2        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)               (20.71)         --          --           0.94
UECB2        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                    --          --          --             --
UEEI2        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                 (19.76)         --          --          (7.94)
UEFF2        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                   (16.67)       3.39          --           5.27
UEGO2        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)               (21.09)         --          --           2.15
UEGR2        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                       (14.95)         --          --           0.68
UEHI2        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                    0.47          --          --           1.80
UEIG2        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)         (25.41)         --          --          (3.43)
UEMA2        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                      (23.28)         --          --          (2.55)
UEOE2        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                        (22.33)         --          --           5.68
UESM2        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                8.10          --          --           9.30
UEST2        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)              (3.22)         --          --           0.74
             FIDELITY(R) VIP
UFMC2        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)          (12.07)         --          --          21.85
             FTVIPT
UMSS2        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)         (2.46)       7.35          --           7.97
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM2        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)    (9.19)         --          --           0.11
             PUTNAM VARIABLE TRUST
UIGR2        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(j)                             (27.63)         --          --           6.76

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.95% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                              PERFORMANCE OF THE SUBACCOUNT

                                                                                                SINCE
SUBACCOUNT    INVESTING IN:                                                      1 YEAR      COMMENCEMENT

              AXP(R) VARIABLE PORTFOLIO -
UBND2         Bond Fund (5/02; 10/81)(b),(c)                                        --%            --%
UCMG2         Cash Management Fund (5/00; 10/81)                                  1.88           2.71
UDEI2         Diversified Equity Income Fund (5/02; 9/99)(c)                        --             --
UNDM2         NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (18.35)        (16.74)
USVA2         Partners Small Cap Value Fund (5/02; 8/01)(c)                         --             --
              AIM V.I.
UABA2         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                       --             --
              EVERGREEN VA
UEBC2         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                          --             --
UECG2         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                     --             --
UECB2         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                      --             --
UEEI2         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                       --             --
UEFF2         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                         --             --
UEGO2         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                     --             --
UEGR2         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                             --             --
UEHI2         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                        --             --
UEIG2         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)               --             --
UEMA2         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                            --             --
UEOE2         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                              --             --
UESM2         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                    --             --
UEST2         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                   --             --
              FIDELITY(R) VIP
UFMC2         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)                --             --
              FTVIPT
UMSS2         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)            5.15           8.94
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM2         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)         --             --
              PUTNAM VARIABLE TRUST
UIGR2         Putnam VT International Growth Fund -
              Class IB Shares (5/02; 1/97)(c),(j)                                   --             --


                                                                                          PERFORMANCE OF THE FUND

                                                                                                                      SINCE
SUBACCOUNT    INVESTING IN:                                                      1 YEAR      5 YEARS   10 YEARS    COMMENCEMENT

              AXP(R) VARIABLE PORTFOLIO -
UBND2         Bond Fund (5/02; 10/81)(b),(c)                                       5.77%       3.12%     5.46%         8.35%
UCMG2         Cash Management Fund (5/00; 10/81)                                   1.88        3.05      2.63          4.51
UDEI2         Diversified Equity Income Fund (5/02; 9/99)(c)                       0.30          --        --          0.80
UNDM2         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (18.35)       7.97        --          8.88
USVA2         Partners Small Cap Value Fund (5/02; 8/01)(c)                          --          --        --          5.88(d)
              AIM V.I.
UABA2         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                        --          --        --          1.55(d)
              EVERGREEN VA
UEBC2         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                       (18.24)         --        --        (17.50)
UECG2         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                  (14.69)         --        --          2.66
UECB2         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                       --          --        --            --
UEEI2         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                    (13.65)         --        --         (5.22)
UEFF2         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      (10.29)       4.42        --          5.93
UEGO2         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                  (15.09)         --        --          3.27
UEGR2         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                           (8.42)         --        --          2.43
UEHI2         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                       8.34          --        --          4.47
UEIG2         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)            (19.79)         --        --         (1.57)
UEMA2         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                         (17.48)         --        --         (0.42)
UEOE2         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                           (16.44)         --        --          6.67
UESM2         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                  16.10          --        --         10.77
UEST2         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                  4.32          --        --          1.91
              FIDELITY(R) VIP
UFMC2         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)              (5.29)         --        --         23.39
              FTVIPT
UMSS2         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)             5.15        8.24        --          8.66
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM2         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)       (2.16)         --        --          1.91
              PUTNAM VARIABLE TRUST
UIGR2         Putnam VT International Growth Fund -
              Class IB Shares (5/02; 1/97)(c),(j)                                (22.20)         --        --          7.67


EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.95% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                               PERFORMANCE OF THE SUBACCOUNT

                                                                                                 SINCE
SUBACCOUNT    INVESTING IN:                                                       1 YEAR      COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(b),(c)                                         --%            --%
UCMG1         Cash Management Fund (5/00; 10/81)                                  (4.73)         (1.24)
UDEI1         Diversified Equity Income Fund (5/02; 9/99)(c)                         --             --
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (23.35)        (19.87)
USVA1         Partners Small Cap Value Fund (5/02; 8/01)(c)                          --             --
              AIM V.I.
UABA1         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                        --             --
              EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                           --             --
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                      --             --
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                       --             --
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                        --             --
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                          --             --
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                      --             --
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                              --             --
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                         --             --
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)                --             --
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                             --             --
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                               --             --
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                     --             --
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                    --             --
              FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)                 --             --
              FTVIPT
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)            (1.72)          4.92
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)          --             --
              PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Growth Fund -
              Class IB Shares (5/02; 1/97)(c),(j)                                    --             --


                                                                                            PERFORMANCE OF THE FUND

                                                                                                                        SINCE
SUBACCOUNT    INVESTING IN:                                                        1 YEAR     5 YEARS   10 YEARS     COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
UBND1         Bond Fund (5/02; 10/81)(b),(c)                                        (1.15%)     2.87%     6.27%          9.16%
UCMG1         Cash Management Fund (5/00; 10/81)                                    (4.73)      2.81      3.43           5.32
UDEI1         Diversified Equity Income Fund (5/02; 9/99)(c)                        (6.19)        --        --          (1.27)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                  (23.35)      7.87        --           9.07
USVA1         Partners Small Cap Value Fund (5/02; 8/01)(c)                            --         --        --          (1.11)(d)
              AIM V.I.
UABA1         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                          --         --        --          (5.11)(d)
              EVERGREEN VA
UEBC1         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                         (23.26)        --        --         (20.30)
UECG1         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                    (19.99)        --        --           1.77
UECB1         Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                         --         --        --             --
UEEI1         Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                      (19.04)        --        --          (7.16)
UEFF1         Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                        (15.94)      4.23        --           6.12
UEGO1         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                    (20.36)        --        --           2.99
UEGR1         Growth Fund - Class 2 (7/02; 3/98)(c),(f)                            (14.22)        --        --           1.52
UEHI1         High Income Fund - Class 2 (7/02; 6/99)(c),(f)                         1.21         --        --           2.64
UEIG1         International Growth Fund - Class 2 (7/02; 8/98)(c),(f)              (24.69)        --        --          (2.65)
UEMA1         Masters Fund - Class 2 (7/02; 1/99)(c),(f)                           (22.56)        --        --          (1.77)
UEOE1         Omega Fund - Class 2 (7/02; 3/97)(c),(f)                             (21.61)        --        --           6.52
UESM1         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                     8.92         --        --          10.14
UEST1         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                   (2.48)        --        --           1.56
              FIDELITY(R) VIP
UFMC1         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)               (11.34)        --        --          22.69
              FTVIPT
UMSS1         Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)              (1.72)      8.18        --           8.80
              OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1         Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)         (8.45)        --        --           0.90
              PUTNAM VARIABLE TRUST
UIGR1         Putnam VT International Growth Fund -
              Class IB Shares (5/02; 1/97)(c),(j)                                  (26.91)        --        --           7.59

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                             PERFORMANCE OF THE SUBACCOUNT

                                                                                               SINCE
SUBACCOUNT   INVESTING IN:                                                      1 YEAR      COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(b),(c)                                        --%            --%
UCMG1        Cash Management Fund (5/00; 10/81)                                   2.69          3.52
UDEI1        Diversified Equity Income Fund (5/02; 9/99)(c)                        --             --
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (17.56)       (16.06)
USVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                         --             --
             AIM V.I.
UABA1        Basic Value Fund, Series II (5/02; 9/01)(c),(e)                       --             --
             EVERGREEN VA
UEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                          --             --
UECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                     --             --
UECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                      --             --
UEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                       --             --
UEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                         --             --
UEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                     --             --
UEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                             --             --
UEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                        --             --
UEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)               --             --
UEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                            --             --
UEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                              --             --
UESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                    --             --
UEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                   --             --
             FIDELITY(R) VIP
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)                --             --
             FTVIPT
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)            5.95           9.75
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)         --             --
             PUTNAM VARIABLE TRUST
UIGR1        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(j)                                   --             --

                                                                                         PERFORMANCE OF THE FUND

                                                                                                                   SINCE
SUBACCOUNT   INVESTING IN:                                                      1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -
UBND1        Bond Fund (5/02; 10/81)(b),(c)                                      6.58%      3.92%      6.27%         9.16%
UCMG1        Cash Management Fund (5/00; 10/81)                                  2.69       3.86       3.43          5.32
UDEI1        Diversified Equity Income Fund (5/02; 9/99)(c)                      1.10         --         --          1.60
UNDM1        NEW DIMENSIONS FUND(R) (5/00; 5/96)                               (17.56)      8.74         --          9.65
USVA1        Partners Small Cap Value Fund (5/02; 8/01)(c)                         --         --         --          6.62(d)
             AIM V.I.
UABA1        Basic Value Fund, Series II (5/02; 9/01)(c),(e)                       --         --         --          2.28(d)
             EVERGREEN VA
UEBC1        Blue Chip Fund - Class 2 (7/02; 4/00)(c),(f)                      (17.46)        --         --        (16.71)
UECG1        Capital Growth Fund - Class 2 (7/02; 3/98)(c),(f)                 (13.90)        --         --          3.46
UECB1        Core Bond Fund - Class 2 (7/02; 7/02)(c),(f),(g)                      --         --         --            --
UEEI1        Equity Index Fund - Class 2 (7/02; 9/99)(c),(f)                   (12.87)        --         --         (4.42)
UEFF1        Foundation Fund - Class 2 (7/02; 3/96)(c),(f)                      (9.50)      5.23         --          6.75
UEGO1        Global Leaders Fund - Class 2 (7/02; 3/97)(c),(f)                 (14.31)        --         --          4.07
UEGR1        Growth Fund - Class 2 (7/02; 3/98)(c),(f)                          (7.63)        --         --          3.23
UEHI1        High Income Fund - Class 2 (7/02; 6/99)(c),(f)                      9.15         --         --          5.27
UEIG1        International Growth Fund - Class 2 (7/02; 8/98)(c),(f)           (19.01)        --         --         (0.77)
UEMA1        Masters Fund - Class 2 (7/02; 1/99)(c),(f)                        (16.70)        --         --          0.39
UEOE1        Omega Fund - Class 2 (7/02; 3/97)(c),(f)                          (15.66)        --         --          7.48
UESM1        Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(f)                 16.92         --         --         11.58
UEST1        Strategic Income Fund - Class 2 (7/02; 3/97)(c),(f)                 5.13         --         --          2.71
             FIDELITY(R) VIP
UFMC1        Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(h)             (4.50)        --         --         24.21
             FTVIPT
UMSS1        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(i)            5.95       9.04         --          9.47
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOSM1        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)      (1.36)        --         --          2.71
             PUTNAM VARIABLE TRUST
UIGR1        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(j)                               (21.42)        --         --          8.48

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(g)  Fund has not yet commenced operations.

(h) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:           P =  a hypothetical initial payment of $1,000

               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
-    any dividends declared for such shares.


It does not include:

-    the effect of any applicable withdrawal charge, or
-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT      INVESTING IN:                                      SIMPLE YIELD     COMPOUND YIELD
UCMG1           AXP(R) Variable Portfolio - Cash Management Fund       0.62%            0.62%
UCMG2           AXP(R) Variable Portfolio - Cash Management Fund       0.53%            0.53%
PCMG1           AXP(R) Variable Portfolio - Cash Management Fund       0.39%            0.39%
UCMG4           AXP(R) Variable Portfolio - Cash Management Fund       0.26%            0.26%

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                    YIELD = 2[(a - b + 1) TO POWER OF 6 - 1]
                               -----
                                cd
where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001

SUBACCOUNT        INVESTING IN:                                    SIMPLE YIELD
PBND1             AXP(R) Variable Portfolio - Bond Fund                5.66%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.


Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                  www.ambest.com
Fitch                      www.fitchratings.com
Moody's                    www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps)-- Rates insurance companies for their claims-paying ability.

Moody's-- Rates insurance companies for their financial strength.


PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity (comprised of subaccounts PBND1, UCMG1, UCMG2, PCMG1, UCMG4, PDEI1, UNDM1, UNDM2, PNDM1, UNDM4, WMDC6, UMSS1, UMSS2, PMSS1, UMSS4, and PIGR1) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP


Minneapolis, Minnesota
March 22, 2002

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                   -------------------------------------------------
DECEMBER 31, 2001                                                                     PBND1        UCMG1        UCMG2        PCMG1
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
       at cost                                                                     $  108,724   $  564,578   $2,860,577   $2,418,388
                                                                                   -------------------------------------------------
       at market value                                                             $  110,307   $  564,562   $2,860,504   $2,418,326
Dividends receivable                                                                      515          849        4,222        3,613
Accounts receivable from American Enterprise Life for contract purchase payments           --       20,846           --        3,750
Receivable from mutual funds and portfolios for share redemptions                          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          110,822      586,257    2,864,726    2,425,689
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
       Mortality and expense risk fee                                                     103          407        2,257        2,243
       Issue and administrative expense charge                                             14           72          356          306
       Contract terminations                                                               --           --        4,715           --
Payable to mutual funds and portfolios for investments purchased                           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                         117          479        7,328        2,549
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                             110,705      585,778    2,857,398    2,423,140

Net assets applicable to contracts in payment period                                       --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $  110,705   $  585,778   $2,857,398   $2,423,140
====================================================================================================================================
Accumulation units outstanding                                                         99,294      554,322    2,828,091    2,250,084
====================================================================================================================================
Net asset value per accumulation unit                                              $     1.11   $     1.06   $     1.01   $     1.08
====================================================================================================================================

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------------------
DECEMBER 31, 2001                                                                     UCMG4        PDEI1        UNDM1        UNDM2
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
       at cost                                                                     $4,036,477   $  335,431   $   15,436   $   59,735
                                                                                ----------------------------------------------------
       at market value                                                             $4,036,385   $  344,753   $   15,226   $   61,358
Dividends receivable                                                                    6,015           --           --           --
Accounts receivable from American Enterprise Life for contract
purchase payments                                                                      16,615           --           --           --
Receivable from mutual funds and portfolios for share redemptions                          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        4,059,015      344,753       15,226       61,358
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
       Mortality and expense risk fee                                                   4,070          292           11           42
       Issue and administrative expense charge                                            509           40            2            7
       Contract terminations                                                               --           --           --           --
Payable to mutual funds and portfolios for investments purchased                           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       4,579          332           13           49
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                           4,054,436      344,421       15,213       61,309
Net assets applicable to contracts in payment period                                       --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $4,054,436   $  344,421   $   15,213   $   61,309
====================================================================================================================================
Accumulation units outstanding                                                      3,857,418      341,828       20,086       80,914
====================================================================================================================================
Net asset value per accumulation unit                                              $     1.05   $     1.01   $     0.76   $     0.76
====================================================================================================================================


See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                   -------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                         PNDM1        UNDM4        WMDC6        UMSS1
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                                    $3,642,857   $  154,634   $  531,717   $   69,881
                                                                                   -------------------------------------------------
        at market value                                                            $2,970,275   $  145,479   $  555,738   $   71,298
Dividends receivable                                                                       --           --           --           --
Accounts receivable from American Enterprise Life for contract purchase payments       38,017           --       43,665           --
Receivable from mutual funds and portfolios for share redemptions                          --           --          469           60
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                        3,008,292      145,479      599,872       71,358
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                                  2,734          146          413           51
        Issue and administrative expense charge                                           373           18           56            9
        Contract terminations                                                              --           --           --           --
Payable to mutual funds and portfolios for investments purchased                           --           --       43,665           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       3,107          164       44,134           60
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                           2,958,110      145,315      555,738       71,298
Net assets applicable to contracts in payment period                                   47,075           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                   $3,005,185   $  145,315   $  555,738   $   71,298
====================================================================================================================================
Accumulation units outstanding                                                      3,478,255      193,128      522,139       61,488
====================================================================================================================================
Net asset value per accumulation unit                                              $     0.85   $     0.75   $     1.06   $     1.16
====================================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                  -------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                        UMSS2        PMSS1        UMSS4        PIGR1
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                                   $1,499,298   $  308,138   $1,574,986   $5,499,292
                                                                                  -------------------------------------------------
        at market value                                                           $1,529,647   $  307,457   $1,584,855   $4,269,371
Dividends receivable                                                                      --           --           --           --
Accounts receivable from American Enterprise Life for contract purchase payments      19,865        3,634       15,386        3,935
Receivable from mutual funds and portfolios for share redemptions                      1,273          275        1,666        4,472
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       1,550,785      311,366    1,601,907    4,277,778
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                                 1,099          242        1,481        3,935
        Issue and administrative expense charge                                          174           33          185          537
        Contract terminations                                                             --           --           --           --
Payable to mutual funds and portfolios for investments purchased                      19,865        3,634       15,386        3,935
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                     21,138        3,909       17,052        8,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                          1,529,647      307,457    1,584,855    4,256,362
Net assets applicable to contracts in payment period                                      --           --           --       13,009
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $1,529,647   $  307,457   $1,584,855   $4,269,371
0===================================================================================================================================
Accumulation units outstanding                                                     1,321,211      251,581    1,373,613    4,730,889
===================================================================================================================================
Net asset value per accumulation unit                                             $     1.16   $     1.22   $     1.15   $     0.90
===================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                               ------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                     PBND1       UCMG1        UCMG2        PCMG1
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                               $   5,810   $   9,702    $  38,227    $  25,379
Variable account expenses                                                          1,141       3,339       15,122       12,071
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                     4,669       6,363       23,105       13,308
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
           Proceeds from sales                                                     9,351     427,770      716,961      333,971
           Cost of investments sold                                                9,082     427,768      716,966      333,972
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                                      269           2           (5)          (1)
Distributions from capital gains                                                      --          --           --           --
Net change in unrealized appreciation or depreciation of investments                 398         (17)         (73)         (59)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       667         (15)         (78)         (60)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $   5,336   $   6,348    $  23,027    $  13,248
===============================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                               -------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                     UCMG4        PDEI1        UNDM1        UNDM2
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                               $  61,769    $   2,671    $      20    $      56
Variable account expenses                                                         28,012        3,158           59          141
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                    33,757         (487)         (39)         (85)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
           Proceeds from sales                                                   601,905      479,603          132          497
           Cost of investments sold                                              601,903      448,680          171          555
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                                        2       30,923          (39)         (58)
Distributions from capital gains                                                      --           --           --           --
Net change in unrealized appreciation or depreciation of investments                (106)         870         (193)       1,623
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                      (104)      31,793         (232)       1,565
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $  33,653    $  31,306    $    (271)   $   1,480
================================================================================================================================


See accompanying notes to financial statements

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                              ------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                       PNDM1         UNDM4        WMDC6(1)       UMSS1
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                              $     6,170   $       260   $        --   $       664
Variable account expenses                                                          32,623         1,227         1,260           412
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                    (26,453)         (967)       (1,260)          252
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
       Proceeds from sales                                                        548,441        22,443        16,966        25,346
       Cost of investments sold                                                   651,343        23,884        17,020        26,494
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                                  (102,902)       (1,441)          (54)       (1,148)
Distributions from capital gains                                                       --            --            --         2,232
Net change in unrealized appreciation or depreciation of investments             (331,473)       (9,092)       24,021           417
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (434,375)      (10,533)       23,967         1,501
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $  (460,828)  $   (11,500)  $    22,707   $     1,753
====================================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                              ------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                       UMSS2         PMSS1         UMSS4         PIGR1
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                              $     2,331   $       927   $     6,812   $     8,753
Variable account expenses                                                           4,077         1,128         7,557        44,250
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                     (1,746)         (201)         (745)      (35,497)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
       Proceeds from sales                                                          5,555        12,908       205,810       171,073
       Cost of investments sold                                                     5,386        13,948       212,408       222,584
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                                       169        (1,040)       (6,598)      (51,511)
Distributions from capital gains                                                    7,835         3,119        22,901       356,855
Net change in unrealized appreciation or depreciation of investments               30,138          (720)        9,035    (1,078,665)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     38,142         1,359        25,338      (773,321)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $    36,396   $     1,158   $    24,593   $  (808,818)
====================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                              PBND1          UCMG1          UCMG2          PCMG1
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $     4,669    $     6,363    $    23,105    $    13,308
Net realized gain (loss) on sale of investments                                269              2             (5)            (1)
Distributions from capital gains                                                --             --             --             --
Net change in unrealized appreciation or depreciation of investments           398            (17)           (73)           (59)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              5,336          6,348         23,027         13,248
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                      --         72,505        414,634        538,610
Net transfers(1)                                                            21,723        451,974      2,441,327      1,985,789
Annuity payments                                                                --             --             --             --
Contract terminations:
        Surrender benefits and contract charges                             (1,903)            (1)       (21,590)       (22,079)
        Death benefits                                                          --             --             --        (92,794)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                       19,820        524,478      2,834,371      2,409,526
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             85,549         54,952             --            366
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   110,705    $   585,778    $ 2,857,398    $ 2,423,140
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      81,583         53,407             --            350
Contract purchase payments                                                      --         68,993        416,079        503,480
Net transfers(1)                                                            19,467        431,923      2,433,405      1,854,182
Contract terminations:
        Surrender benefits and contract charges                             (1,756)            (1)       (21,393)       (20,569)
        Death benefits                                                          --             --             --        (87,359)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            99,294        554,322      2,828,091      2,250,084
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                              UCMG4          PDEI1          UNDM1          UNDM2
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $    33,757    $      (487)   $       (39)   $       (85)
Net realized gain (loss) on sale of investments                                  2         30,923            (39)           (58)
Distributions from capital gains                                                --             --             --             --
Net change in unrealized appreciation or depreciation of investments          (106)           870           (193)         1,623
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             33,653         31,306           (271)         1,480
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 858,103        139,247          9,189            713
Net transfers(1)                                                         2,622,121        407,388          6,296         59,116
Annuity payments                                                                --             --             --             --
Contract terminations:
        Surrender benefits and contract charges                            (94,490)      (477,380)            (1)            --
        Death benefits                                                          --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                    3,385,734         69,255         15,484         59,829
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            635,049        243,860             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 4,054,436    $   344,421    $    15,213    $    61,309
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     618,285        244,084             --             --
Contract purchase payments                                                 820,668        142,415         11,414            899
Net transfers(1)                                                         2,508,422        406,604          8,673         80,015
Contract terminations:
        Surrender benefits and contract charges                            (89,957)      (451,275)            (1)            --
        Death benefits                                                          --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         3,857,418        341,828         20,086         80,914
================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                PNDM1          UNDM4         WMDC6(1)        UMSS1
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $   (26,453)   $      (967)   $    (1,260)   $       252
Net realized gain (loss) on sale of investments                           (102,902)        (1,441)           (54)        (1,148)
Distributions from capital gains                                                --             --             --          2,232
Net change in unrealized appreciation or depreciation of investments      (331,473)        (9,092)        24,021            417
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (460,828)       (11,500)        22,707          1,753
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 607,529         43,573        212,955         17,737
Net transfers(2)                                                         1,266,355         87,563        320,479         28,942
Annuity payments                                                            (7,793)            --             --             --
Contract terminations:
       Surrender benefits and contract charges                            (459,875)        (3,880)          (403)            (2)
       Death benefits                                                       (9,657)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                    1,396,559        127,256        533,031         46,677
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          2,069,454         29,559             --         22,868
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 3,005,185    $   145,315    $   555,738    $    71,298
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   1,936,840         32,247             --         20,898
Contract purchase payments                                                 687,507         49,438        208,795         15,686
Net transfers(2)                                                         1,355,496        111,546        313,727         24,906
Contract terminations:
       Surrender benefits and contract charges                            (490,439)          (103)          (383)            (2)
       Death benefits                                                      (11,149)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         3,478,255        193,128        522,139         61,488
===================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                                UMSS2          PMSS1          UMSS4          PIGR1
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $    (1,746)   $      (201)   $      (745)   $   (35,497)
Net realized gain (loss) on sale of investments                                169         (1,040)        (6,598)       (51,511)
Distributions from capital gains                                             7,835          3,119         22,901        356,855
Net change in unrealized appreciation or depreciation of investments        30,138           (720)         9,035     (1,078,665)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             36,396          1,158         24,593       (808,818)
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 937,965        125,964        883,909      1,091,340
Net transfers(2)                                                           551,900        180,043        706,194      1,176,748
Annuity payments                                                                --             --             --         (2,347)
Contract terminations:
       Surrender benefits and contract charges                              (4,404)          (110)       (45,781)       (43,016)
       Death benefits                                                           --             --             --        (14,376)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                    1,485,461        305,897      1,544,322      2,208,349
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              7,790            402         15,940      2,869,840
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,529,647    $   307,457    $ 1,584,855    $ 4,269,371
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       7,156            347         14,596      2,473,705
Contract purchase payments                                                 832,710        102,958        767,737      1,136,371
Net transfers(2)                                                           485,217        148,365        626,832      1,181,046
Contract terminations:
       Surrender benefits and contract charges                              (3,872)           (89)       (35,552)       (45,164)
       Death benefits                                                           --             --             --        (15,069)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,321,211        251,581      1,373,613      4,730,889
================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                            PBND1         UCMG1(1)       PCMG1         UCMG4(1)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $       841    $       298   $        14    $     3,172
Net realized gain (loss) on investments                                         60             --            --              3
Net change in unrealized appreciation or depreciation of investments         1,187              1            (3)            14
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              2,088            299            11          3,189
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  89,791         54,653            94        585,259
Net transfers(2)                                                            (5,425)            --            --         46,601
Annuity payments                                                                --             --            --             --
Contract terminations:
       Surrender benefits and contract charges                              (1,166)            --            (1)            --
       Death benefits                                                           --             --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                       83,200         54,653            93        631,860
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                261             --           262             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    85,549    $    54,952   $       366    $   635,049
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         258             --           260             --
Contract purchase payments                                                  87,715         53,407            91        572,858
Net transfers(2)                                                            (5,265)            --            --         45,427
Contract terminations:
       Surrender benefits and contract charges                              (1,125)            --            (1)            --
       Death benefits                                                           --             --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            81,583         53,407           350        618,285
=================================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                       ----------------------------
PERIOD ENDED DECEMBER 31, 2000                                            PDEI1          PNDM1
---------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $       (61)   $   116,826
Net realized gain (loss) on investments                                         49         (7,257)
Net change in unrealized appreciation or depreciation of investments         8,446       (341,143)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              8,434       (231,574)
===================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  14,575      1,244,404
Net transfers(2)                                                           220,913      1,073,929
Annuity payments                                                                --        (10,499)
Contract terminations:
       Surrender benefits and contract charges                                (329)        (7,102)
       Death benefits                                                           --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                      235,159      2,300,732
---------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                267            296
---------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   243,860    $ 2,069,454
===================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         262            257
Contract purchase payments                                                  14,864      1,081,501
Net transfers(2)                                                           229,295        967,900
Contract terminations:
       Surrender benefits and contract charges                                (337)      (112,818)
       Death benefits                                                           --             --
---------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           244,084      1,936,840
===================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                               UNDM4(1)       UMSS1(1)       UMSS2(1)        PMSS1
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $       265    $       (25)   $        (5)   $        11
Net realized gain (loss) on investments                                          3              8              4             --
Net change in unrealized appreciation or depreciation of investments           (63)         1,000            211             30
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                205            983            210             41
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  25,451         21,885             --             93
Net transfers(2)                                                             3,903             --          7,625             --
Annuity payments                                                                --             --             --             --
Contract terminations:
      Surrender benefits and contract charges                                   --             --            (45)            (1)
      Death benefits                                                            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                       29,354         21,885          7,580             92
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --             --            269
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    29,559    $    22,868    $     7,790    $       402
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                          --             --             --            260
Contract purchase payments                                                  28,176         20,898             --             88
Net transfers(2)                                                             4,071             --          7,199             --
Contract terminations:
      Surrender benefits and contract charges                                   --             --            (43)            (1)
      Death benefits                                                            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            32,247         20,898          7,156            347
===================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      ----------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                               UMSS4(1)        PIGR1
--------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $        (6)   $   (11,274)
Net realized gain (loss) on investments                                          3         (2,473)
Net change in unrealized appreciation or depreciation of investments           834       (151,320)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                831       (165,067)
==================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  15,109      2,218,356
Net transfers(2)                                                                --        836,381
Annuity payments                                                                --         (2,881)
Contract terminations:
      Surrender benefits and contract charges                                   --        (12,027)
      Death benefits                                                            --         (5,246)
--------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                       15,109      3,034,583
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --            324
--------------------------------------------------------------------------------------------------
Net assets at end of year                                              $    15,940    $ 2,869,840
==================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                          --            252
Contract purchase payments                                                  14,596      1,804,874
Net transfers(2)                                                                --        713,250
Contract terminations:
      Surrender benefits and contract charges                                   --        (39,803)
      Death benefits                                                            --         (4,868)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            14,596      2,473,705
==================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT   INVESTMENT                                                           SHARES                NAV
-----------------------------------------------------------------------------------------------------------
PBND1        AXP(R) Variable Portfolio - Bond Fund                                10,538             $10.47
-----------------------------------------------------------------------------------------------------------
UCMG1        AXP(R) Variable Portfolio - Cash Management Fund                    564,765               1.00
UCMG2                                                                          2,861,531               1.00
PCMG1                                                                          2,419,194               1.00
UCMG4                                                                          4,037,835               1.00
-----------------------------------------------------------------------------------------------------------
PDEI1        AXP(R) Variable Portfolio - Diversified Equity Income Fund           34,128              10.10
-----------------------------------------------------------------------------------------------------------
UNDM1        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      953              15.97
UNDM2                                                                              3,842              15.97
PNDM1                                                                            186,009              15.97
UNDM4                                                                              9,110              15.97
-----------------------------------------------------------------------------------------------------------
WMDC6        Fidelity(R) VIP Mid Cap Portfolio Service Class 2                    28,514              19.49
-----------------------------------------------------------------------------------------------------------
UMSS1        FTVIPT Mutual Shares Securities Fund - Class 2                        5,082              14.03
UMSS2                                                                            109,027              14.03
PMSS1                                                                             21,914              14.03
UMSS4                                                                            112,962              14.03
-----------------------------------------------------------------------------------------------------------
PIGR1        Putnam VT International Growth Fund - Class IB Shares               345,418              12.36
-----------------------------------------------------------------------------------------------------------

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

A maximum anniversary value death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.10% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                PERCENTAGE RANGE
------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                    0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund          0.560% to 0.470%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  0.630% to 0.570%
------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                PERCENTAGE RANGE
------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                    0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund          0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  0.050% to 0.030%
------------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT   INVESTMENT                                                       PURCHASES
------------------------------------------------------------------------------------------
PBND1        AXP(R) Variable Portfolio - Bond Fund                           $   33,847
------------------------------------------------------------------------------------------
UCMG1        AXP(R) Variable Portfolio - Cash Management Fund                   937,517
UCMG2                                                                         3,577,543
PCMG1                                                                         2,751,993
UCMG4                                                                         4,005,536
------------------------------------------------------------------------------------------
PDEI1        AXP(R) Variable Portfolio - Diversified Equity Income Fund         548,503
------------------------------------------------------------------------------------------
UNDM1        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                  15,510
UNDM2                                                                            60,290
PNDM1                                                                         1,882,315
UNDM4                                                                           148,882
------------------------------------------------------------------------------------------
WMDC6        Fidelity(R) VIP Mid Cap Portfolio Service Class 2                  548,737
------------------------------------------------------------------------------------------
UMSS1        FTVIPT Mutual Shares Securities Fund - Class 2                      74,507
UMSS2                                                                         1,497,105
PMSS1                                                                           321,723
UMSS4                                                                         1,772,288
------------------------------------------------------------------------------------------
PIGR1        Putnam VT International Growth Fund - Class IB Shares            2,712,096
------------------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    PBND1     UCMG1      UCMG2      PCMG1      UCMG4     PDEI1     UNDM1        UNDM2
                                 ----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $ 1.05    $ 1.03    $  1.00    $  1.05    $  1.03    $ 1.00    $   0.92     $  0.92
-------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $ 1.11    $ 1.06    $  1.01    $  1.08    $  1.05    $ 1.01    $   0.76     $  0.76
Units (000s)                           99       554      2,828      2,250      3,857       342          20          81
Net assets (000s)                  $  111    $  586    $ 2,857    $ 2,423    $ 4,054    $  344    $     15     $    61
-------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 6.43%     2.91%      2.80%      2.64%      2.99%     1.07%       0.34%       0.43%
Expense ratio(2)                     1.25%     1.00%      1.10%      1.25%      1.35%     1.25%       1.00%       1.10%
Total return(3)                      5.71%     2.91%      1.00%      2.86%      1.94%     1.00%     (17.39%)    (17.39%)
-------------------------------------------------------------------------------------------------------------------------

                                    PNDM1       UNDM4
                                 ---------------------
AT DEC. 31, 2000
Accumulation unit value            $  1.03     $  0.92
------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $  0.85     $  0.75
Units (000s)                         3,478         193
Net assets (000s)                  $ 3,005     $   145
------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  0.24%       0.28%
Expense ratio(2)                      1.25%       1.35%
Total return(3)                     (17.48%)    (18.48%)
------------------------------------------------------

                                  WMDC6(4)    UMSS1      UMSS2     PMSS1      UMSS4       PIGR1
                                  ----------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                --    $ 1.09    $  1.09    $ 1.16    $  1.09    $   1.15
--------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $ 1.06    $ 1.16    $  1.16    $ 1.22    $  1.15    $   0.90
Units (000s)                          522        61      1,321       252      1,374       4,731
Net assets (000s)                  $  556    $   71    $ 1,530    $  307    $ 1,585    $  4,269
--------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                   --      1.62%      0.63%     1.02%      1.21%       0.25%
Expense ratio(2)                     1.25%     1.00%      1.10%     1.25%      1.35%       1.25%
Total return(3)                      6.00%     6.42%      6.42%     5.17%      5.50%     (21.74%)
--------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 1, 2001.

                                                               45276-20 A (7/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                  JULY 19, 2002

American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


TABLE OF CONTENTS

     Performance Information                    p.        3
     Calculating Annuity Payouts                p.       29
     Rating Agencies                            p.       30
     Principal Underwriter                      p.       30
     Independent Auditors                       p.       30
     Financial Statements                       p.       31

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                          P(1 + T) TO POWER OF n = ERV

where:               P =    a hypothetical initial payment of $1,000
                     T =    average annual total return
                     n =    number of years
                   ERV =    Ending Redeemable Value of a hypothetical
                            $1,000 payment made at the beginning of the period, at the end of the period
                            (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT     INVESTING IN:                                                       1 YEAR           COMMENCEMENT
               AXP(R) VARIABLE PORTFOLIO -
UBND4          Bond Fund (5/02; 10/81)(b),(c)                                         --%                  --%
UCMG4          Cash Management Fund (5/00; 10/81)                                  (5.71)               (2.14)
UDEI4          Diversified Equity Income Fund (5/02; 9/99)(c)                         --                   --
UESL4          Equity Select Fund (8/02; 5/01)(c)                                     --                   --
UFIF4          Federal Income Fund (5/00; 9/99)                                    (3.32)                1.44
UNDM4          NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (24.27)              (20.82)
USVA4          Partners Small Cap Value Fund (5/02; 8/01)(c)                          --                   --
               AIM V.I.
UABA4          Basic Value Fund, Series II (5/02; 9/01)(c),(e)                        --                   --
UAAC4          Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)               --                   --
UAAD4          Capital Development Fund, Series II (5/02; 5/98)(c),(e)                --                   --
               ALLIANCE VP
UGIP4          Growth and Income Portfolio (Class B) (5/00; 1/91)(f)               (8.94)               (7.67)
UPRG4          Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                 (24.89)              (27.80)
UTEC4          Technology Portfolio (Class B) (5/00; 1/96)(h)                     (32.20)              (38.22)
               EVERGREEN VA
UEBC4          Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                           --                   --
UECG4          Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                      --                   --
UECB4          Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                       --                   --
UEEI4          Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                        --                   --
UEFF4          Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                          --                   --
UEFD4          Fund - Class 2 (8/02; 3/96)(c),(i)                                     --                   --
UEGO4          Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                      --                   --
UEGR4          Growth Fund - Class 2 (7/02; 3/98)(c),(i)                              --                   --
UEGW4          Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                   --                   --
UEHI4          High Income Fund - Class 2 (7/02; 6/99)(c),(i)                         --                   --
UEIG4          International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                --                   --
UEMA4          Masters Fund - Class 2 (7/02; 1/99)(c),(i)                             --                   --
UEOE4          Omega Fund - Class 2 (7/02; 3/97)(c),(i)                               --                   --
UESM4          Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                     --                   --
UESE4          Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                      --                   --
UEST4          Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                    --                   --
               FIDELITY(R) VIP
UFCO4          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)            --                   --
UFGR4          Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                  --                   --
UFMC4          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)                 --                   --

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT     INVESTING IN:                                                  1 YEAR      5 YEARS       10 YEARS  COMMENCEMENT
               AXP(R) VARIABLE PORTFOLIO -
UBND4          Bond Fund (5/02; 10/81)(b),(c)                                  (2.14%)      1.76%         5.20%         8.08%
UCMG4          Cash Management Fund (5/00; 10/81)                               (5.71)      1.70          2.37          4.26
UDEI4          Diversified Equity Income Fund (5/02; 9/99)(c)                   (7.16)        --            --         (2.29)
UESL4          Equity Select Fund (8/02; 5/01)(c)                                  --         --            --         (9.64)(d)
UFIF4          Federal Income Fund (5/00; 9/99)                                 (3.32)        --            --          1.49
UNDM4          NEW DIMENSIONS FUND(R) (5/00; 5/96)                             (24.27)      6.75            --          7.96
USVA4          Partners Small Cap Value Fund (5/02; 8/01)(c)                       --         --            --         (1.88)(d)
               AIM V.I.
UABA4          Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --         --            --         (5.85)(d)
UAAC4          Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)        (30.29)      2.79            --          9.51
UAAD4          Capital Development Fund, Series II (5/02; 5/98)(c),(e)         (16.45)        --            --          1.14
               ALLIANCE VP
UGIP4          Growth and Income Portfolio (Class B) (5/00; 1/91)(f)            (8.94)     11.51         12.58         11.55
UPRG4          Premier Growth Portfolio (Class B) (5/00; 6/92)(g)              (24.89)      9.42            --         13.34
UTEC4          Technology Portfolio (Class B) (5/00; 1/96)(h)                  (32.20)      9.31            --          9.34
               EVERGREEN VA
UEBC4          Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                    (24.17)        --            --        (21.24)
UECG4          Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)               (20.91)        --            --          0.69
UECB4          Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                    --         --            --            --
UEEI4          Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                 (19.96)        --            --         (8.17)
UEFF4          Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                   (16.87)      3.10            --          4.95
UEFD4          Fund - Class 2 (8/02; 3/96)(c),(i)                              (25.30)      2.10            --          4.02
UEGO4          Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)               (21.28)        --            --          1.87
UEGR4          Growth Fund - Class 2 (7/02; 3/98)(c),(i)                       (15.16)        --            --          0.42
UEGW4          Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)            (20.17)      4.73            --          6.94
UEHI4          High Income Fund - Class 2 (7/02; 6/99)(c),(i)                    0.22         --            --          1.53
UEIG4          International Growth Fund - Class 2 (7/02; 8/98)(c),(i)         (25.60)        --            --         (3.68)
UEMA4          Masters Fund - Class 2 (7/02; 1/99)(c),(i)                      (23.47)        --            --         (2.79)
UEOE4          Omega Fund - Class 2 (7/02; 3/97)(c),(i)                        (22.52)        --            --          5.40
UESM4          Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                7.81         --            --          9.01
UESE4          Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)               (16.46)        --            --         (4.73)
UEST4          Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)              (3.47)        --            --          0.49
               FIDELITY(R) VIP
UFCO4          Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)     (20.42)      7.21            --         13.17
UFGR4          Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)           (25.32)      8.42         11.08         11.46
UFMC4          Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)          (12.29)        --            --         21.53

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR        COMMENCEMENT
             FTVIPT
UVAS4        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(c),(l)                                                --%              --%
UMSS4        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)                (2.71)            3.81
UINT4        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(l)            (23.62)          (15.00)
             MFS(R)
UNDS4        New Discovery Series - Service Class (5/00; 5/98)(n)                   (13.87)           (8.81)
UTRS4        Total Return Series - Service Class (5/00; 1/95)(n)                     (9.08)            0.56
USUT4        Utilities Series - Service Class (5/02; 1/95)(c),(n)                       --               --
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA4        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)               --               --
UOGS4        Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)                 --               --
UOSM4        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)              --               --
USTB4        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)                 --               --
             PUTNAM VARIABLE TRUST
UGIN4        Putnam VT Growth and Income Fund -
             Class IB Shares (5/00; 2/88)(p)                                        (14.90)           (6.18)
UHSC4        Putnam VT Health Sciences Fund -
             Class IB Shares (8/02; 4/98)(c),(q)                                        --               --
UIGR4        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(p)                                        --               --
             VAN KAMPEN
UVCP4        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(c),(r)                                        --               --
UVGI4        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(c),(r)                             --               --
UVRE4        UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                         --               --

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR    5 YEARS      10 YEARS  COMMENCEMENT
             FTVIPT
UVAS4        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(c),(l)                                             3.54%         --%         --%      (0.65)%
UMSS4        Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)               (2.71)       7.07          --        7.68
UINT4        Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(l)           (23.62)       1.39          --        7.45
             MFS(R)
UNDS4        New Discovery Series - Service Class (5/00; 5/98)(n)                  (13.87)         --          --       10.81
UTRS4        Total Return Series - Service Class (5/00; 1/95)(n)                    (9.08)       7.14          --       10.66
USUT4        Utilities Series - Service Class (5/02; 1/95)(c),(n)                  (31.17)       7.44          --       11.91
             OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA4        Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)          (20.54)      11.15       12.94       12.16
UOGS4        Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)            (20.15)      12.33       11.63       10.52
UOSM4        Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)          (9.41)         --          --       (0.14)
USTB4        Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)             (2.56)       1.60          --        3.75
             PUTNAM VARIABLE TRUST
UGIN4        Putnam VT Growth and Income Fund -
             Class IB Shares (5/00; 2/88)(p)                                       (14.90)       4.80        9.59       10.60
UHSC4        Putnam VT Health Sciences Fund -
             Class IB Shares (8/02; 4/98)(c),(q)                                   (27.03)         --          --        0.50
UIGR4        Putnam VT International Growth Fund -
             Class IB Shares (5/02; 1/97)(c),(p)                                   (27.81)         --          --        6.48
             VAN KAMPEN
UVCP4        Life Investment Trust Comstock Portfolio
             Class II Shares (8/02; 4/99)(c),(r)                                   (11.64)         --          --        2.13
UVGI4        Life Investment Trust Growth and Income
             Portfolio Class II Shares (8/02; 12/96)(c),(r)                        (14.59)      10.39          --       10.39
UVRE4        UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                     (0.17)         --          --        5.14

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.20% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT   INVESTING IN:                                                         1 YEAR        COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
UBND4         Bond Fund (5/02; 10/81)(c)                                               --%                --%
UCMG4         Cash Management Fund (5/00; 10/81)                                     1.62               2.57
UDEI4         Diversified Equity Income Fund (5/02; 9/99)(c)                           --                 --
UESL4         Equity Select Fund (8/02; 5/01)(c)                                       --                 --
UFIF4         Federal Income Fund (5/00; 9/99)                                       4.22               6.34
UNDM4         NEW DIMENSIONS FUND(R) (5/00; 5/96)                                  (18.55)            (17.06)
USVA4         Partners Small Cap Value Fund (5/02; 8/01)(c)                            --                 --
              AIM V.I.
UABA4         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                          --                 --
UAAC4         Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)                 --                 --
UAAD4         Capital Development Fund, Series II (5/02; 5/98)(c),(e)                  --                 --
              ALLIANCE VP
UGIP4         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                 (1.89)             (3.27)
UPRG4         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                   (19.23)            (24.38)
UTEC4         Technology Portfolio (Class B) (5/00; 1/96)(h)                       (27.18)            (35.31)
              EVERGREEN VA
UEBC4         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                             --                 --
UECG4         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        --                 --
UECB4         Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                         --                 --
UEEI4         Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                          --                 --
UEFF4         Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                            --                 --
UEFD4         Fund - Class 2 (8/02; 3/96)(c),(i)                                       --                 --
UEGO4         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                        --                 --
UEGR4         Growth Fund - Class 2 (7/02; 3/98)(c),(i)                                --                 --
UEGW4         Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                     --                 --
UEHI4         High Income Fund - Class 2 (7/02; 6/99)(c),(i)                           --                 --
UEIG4         International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                  --                 --
UEMA4         Masters Fund - Class 2 (7/02; 1/99)(c),(i)                               --                 --
UEOE4         Omega Fund - Class 2 (7/02; 3/97)(c),(i)                                 --                 --
UESM4         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                       --                 --
UESE4         Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                        --                 --
UEST4         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                      --                 --
              FIDELITY(R) VIP
UFCO4         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)              --                 --
UFGR4         Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                    --                 --
UFMC4         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)                   --                 --

                                                                                      PERFORMANCE OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT   INVESTING IN:                                                   1 YEAR    5 YEARS     10 YEARS    COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
UBND4         Bond Fund (5/02; 10/81)(c)                                       5.50%       2.86%       5.20%         8.08%
UCMG4         Cash Management Fund (5/00; 10/81)                               1.62        2.79        2.37          4.26
UDEI4         Diversified Equity Income Fund (5/02; 9/99)(c)                   0.05          --          --          0.54
UESL4         Equity Select Fund (8/02; 5/01)(c)                                 --          --          --         (2.65)(d)
UFIF4         Federal Income Fund (5/00; 9/99)                                 4.22          --          --          4.40
UNDM4         NEW DIMENSIONS FUND(R) (5/00; 5/96)                            (18.55)       7.66          --          8.57
USVA4         Partners Small Cap Value Fund (5/02; 8/01)(c)                      --          --          --          5.78(d)
              AIM V.I.
UABA4         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                    --          --          --          1.47(d)
UAAC4         Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)       (25.10)       3.85          --          9.51
UAAD4         Capital Development Fund, Series II (5/02; 5/98)(c),(e)        (10.06)         --          --          2.93
              ALLIANCE VP
UGIP4         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)           (1.89)      12.28       12.58         11.55
UPRG4         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)             (19.23)      10.24          --         13.34
UTEC4         Technology Portfolio (Class B) (5/00; 1/96)(h)                 (27.18)      10.14          --          9.87
              EVERGREEN VA
UEBC4         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                   (18.45)         --          --        (17.71)
UECG4         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)              (14.90)         --          --          2.40
UECB4         Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                     --          --          --            --
UEEI4         Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                (13.87)         --          --         (5.45)
UEFF4         Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                  (10.52)       4.14          --          5.62
UEFD4         Fund - Class 2 (8/02; 3/96)(c),(i)                             (19.67)       3.18          --          4.71
UEGO4         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)              (15.31)         --          --          3.00
UEGR4         Growth Fund - Class 2 (7/02; 3/98)(c),(i)                       (8.65)         --          --          2.17
UEGW4         Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)           (14.10)       5.71          --          7.55
UEHI4         High Income Fund - Class 2 (7/02; 6/99)(c),(i)                   8.06          --          --          4.21
UEIG4         International Growth Fund - Class 2 (7/02; 8/98)(c),(i)        (20.00)         --          --         (1.82)
UEMA4         Masters Fund - Class 2 (7/02; 1/99)(c),(i)                     (17.69)         --          --         (0.67)
UEOE4         Omega Fund - Class 2 (7/02; 3/97)(c),(i)                       (16.66)         --          --          6.39
UESM4         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)              15.81          --          --         10.49
UESE4         Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)              (10.06)         --          --         (2.00)
UEST4         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)              4.06          --          --          1.65
              FIDELITY(R) VIP
UFCO4         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)    (14.37)       8.10          --         13.38
UFGR4         Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)          (19.69)       9.28       11.08         11.46
UFMC4         Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)          (5.53)         --          --         23.08


EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                           PERFORMANCE OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT     INVESTING IN:                                                                  1 YEAR        COMMENCEMENT
               FTVIPT
UVAS4          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(c),(l)                                                        --%               --%
UMSS4          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)                         4.88              8.67
UINT4          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(l)                    (17.85)           (10.97)
               MFS(R)
UNDS4          New Discovery Series - Service Class (5/00; 5/98)(n)                            (7.25)            (4.43)
UTRS4          Total Return Series - Service Class (5/00; 1/95)(n)                             (2.04)              5.38
USUT4          Utilities Series - Service Class (5/02; 1/95)(c),(n)                               --                --
               OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA4          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)                       --                --
UOGS4          Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)                         --                --
UOSM4          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)                      --                --
USTB4          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)                         --                --
               PUTNAM VARIABLE TRUST
UGIN4          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(p)                                                 (8.37)            (1.71)
UHSC4          Putnam VT Health Sciences Fund -
               Class IB Shares (8/02; 4/98)(c),(q)                                                --                --
UIGR4          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(c),(p)                                                --                --
               VAN KAMPEN
UVCP4          Life Investment Trust Comstock Portfolio
               Class II Shares (8/02; 4/99)(c),(r)                                                --                --
UVGI4          Life Investment Trust Growth and Income Portfolio
               Class II Shares (8/02; 12/96)(c),(r)                                               --                --
UVRE4          UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                                 --                --

                                                                                            PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT     INVESTING IN:                                                    1 YEAR       5 YEARS       10 YEARS     COMMENCEMENT
               FTVIPT
UVAS4          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(c),(l)                                        11.54%           --%          --%         1.12%
UMSS4          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)            4.88          7.96           --          8.39
UINT4          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(l)       (17.85)         2.49           --          7.45
               MFS(R)
UNDS4          New Discovery Series - Service Class (5/00; 5/98)(n)               (7.25)           --           --         12.23
UTRS4          Total Return Series - Service Class (5/00; 1/95)(n)                (2.04)         8.04           --         10.89
USUT4          Utilities Series - Service Class (5/02; 1/95)(c),(n)              (26.05)         8.33           --         12.13
               OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA4          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)      (14.50)        11.93        12.94         12.16
UOGS4          Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)        (14.08)        13.08        11.63         10.52
UOSM4          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)      (2.41)           --           --          1.65
USTB4          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)          5.04          2.70           --          3.75
               PUTNAM VARIABLE TRUST
UGIN4          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(p)                                    (8.37)         5.78         9.59         10.60
UHSC4          Putnam VT Health Sciences Fund -
               Class IB Shares (8/02; 4/98)(c),(q)                               (21.55)           --           --          2.29
UIGR4          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(c),(p)                               (22.40)           --           --          7.40
               VAN KAMPEN
UVCP4          Life Investment Trust Comstock Portfolio
               Class II Shares (8/02; 4/99)(c),(r)                                (4.83)           --           --          4.60
UVGI4          Life Investment Trust Growth and Income Portfolio
               Class II Shares (8/02; 12/96)(c),(r)                               (8.03)        11.19           --         11.05
UVRE4          UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                  7.64            --           --          6.15

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.20% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT    INVESTING IN:                                                        1 YEAR       COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)                                            (1.25%)              1.92%
PCMG1         Cash Management Fund (11/99; 10/81)                                  (4.95)               0.43
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (6.32)             (2.52)
UESL3         Equity Select Fund (8/02; 5/01)(c)                                      --                 --
UFIF3         Federal Income Fund (5/00; 9/99)                                     (2.58)               2.24
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (23.54)            (10.51)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)                           --                 --
              AIM V.I.
UABA3         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                         --                 --
UAAC3         Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)                --                 --
UAAD3         Capital Development Fund, Series II (5/02; 5/98)(c),(e)                 --                 --
              ALLIANCE VP
UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                (8.20)             (6.91)
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                  (24.17)            (27.06)
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(h)                      (31.49)            (37.50)
              EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                            --                 --
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                       --                 --
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                          --                 --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                         --                 --
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                           --                 --
UEFD3         Fund - Class 2 (8/02; 3/96)(c),(i)                                      --                 --
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                       --                 --
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(c),(i)                               --                 --
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                    --                 --
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(c),(i)                          --                 --
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                 --                 --
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(c),(i)                              --                 --
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(c),(i)                                --                 --
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                      --                 --
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                       --                 --
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                     --                 --
              FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)             --                 --
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                   --                 --
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(c),(k)                  --              (5.97)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                           SINCE
SUBACCOUNT    INVESTING IN:                                                     1 YEAR        5 YEARS      10 YEARS     COMMENCEMENT
              AXP(R) VARIABLE PORTFOLIO -
PBND1         Bond Fund (11/99; 10/81)                                         (1.25%)          2.69%         6.10%         8.99%
PCMG1         Cash Management Fund (11/99; 10/81)                               (4.95)          2.55          3.18          5.06
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                      (6.32)            --            --         (1.41)
UESL3         Equity Select Fund (8/02; 5/01)(c)                                   --             --            --         (8.93)(d)
UFIF3         Federal Income Fund (5/00; 9/99)                                  (2.58)            --            --          2.31
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                             (23.54)          7.59            --          8.79
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)                        --             --            --         (1.20)(d)
              AIM V.I.
UABA3         Basic Value Fund, Series II (5/02; 9/01)(c),(e)                      --             --            --         (5.18)(d)
UAAC3         Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)         (29.57)          3.63            --         10.32
UAAD3         Capital Development Fund, Series II (5/02; 5/98)(c),(e)          (15.72)            --            --          1.97
              ALLIANCE VP
UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)             (8.20)         12.35         13.39         12.37
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)               (24.17)         10.25            --         14.15
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(h)                   (31.49)         10.15            --         10.17
              EVERGREEN VA
UEBC3         Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                     (23.45)            --            --        (20.50)
UECG3         Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                (20.19)            --            --          1.50
UECB3         Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                       --             --            --            --
UEEI3         Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                  (19.24)            --            --         (7.40)
UEFF3         Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                    (16.15)          3.94            --          5.80
UEFD3         Fund - Class 2 (8/02; 3/96)(c),(i)                               (24.58)          2.94            --          4.87
UEGO3         Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                (20.56)            --            --          2.71
UEGR3         Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        (14.43)            --            --          1.25
UEGW3         Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)             (19.45)          5.57            --          7.79
UEHI3         High Income Fund - Class 2 (7/02; 6/99)(c),(i)                     0.96             --            --          2.37
UEIG3         International Growth Fund - Class 2 (7/02; 8/98)(c),(i)          (24.88)            --            --         (2.89)
UEMA3         Masters Fund - Class 2 (7/02; 1/99)(c),(i)                       (22.75)            --            --         (2.01)
UEOE3         Omega Fund - Class 2 (7/02; 3/97)(c),(i)                         (21.80)            --            --          6.24
UESM3         Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                 8.62             --            --          9.85
UESE3         Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                (15.73)            --            --         (3.95)
UEST3         Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)               (2.73)            --            --          1.30
              FIDELITY(R) VIP
UFCO3         Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)      (19.69)          8.04            --         14.00
UFGR3         Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)            (24.60)          9.26         11.89         12.27
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(c),(k)           (11.56)            --            --         22.37

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                            PERFORMANCE OF THE SUBACCOUNT
                                                                                                                 SINCE
SUBACCOUNT        INVESTING IN:                                                              1 YEAR           COMMENCEMENT
                  FTVIPT
PVAS1             Franklin Small Cap Value Securities Fund -
                  Class 2 (11/99; 5/98)(l)                                                    4.47%               16.26%
PMSS1             Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(l),(m)              (1.97)                6.78
UINT3             Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)               (22.90)              (14.25)
                  MFS(R)
PSND1             New Discovery Series - Service Class (5/00; 5/98)(n)                      (13.14)               (8.08)
PSTR1             Total Return Series - Service Class (5/00; 1/95)(n)                        (8.34)                1.34
PSUT1             Utilities Series - Service Class (10/00; 1/95)(n)                         (30.57)              (26.54)
                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3             Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)                  --                   --
WOGS6             Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)                    --                   --
UOSM3             Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)                 --                   --
WSTB6             Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)                    --                   --
                  PUTNAM VARIABLE TRUST
PGIN1             Putnam VT Growth and Income Fund -
                  Class IB Shares (11/99; 2/88)(p)                                          (14.17)               (4.75)
WHSC6             Putnam VT Health Sciences Fund -
                  Class IB Shares (5/02; 4/98)(c),(q)                                           --                   --
PIGR1             Putnam VT International Growth Fund -
                  Class IB Shares (11/99; 1/97)(p)                                          (27.02)              (10.26)
                  VAN KAMPEN
UVCP3             Life Investment Trust Comstock Portfolio
                  Class II Shares (8/02; 4/99)(c),(r)                                           --                   --
UVGI3             Life Investment Trust Growth and Income Portfolio
                  Class II Shares (8/02; 12/96)(c),(r)                                          --                   --
UVRE3             UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                            --                   --

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT        INVESTING IN:                                                      1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
                  FTVIPT
PVAS1             Franklin Small Cap Value Securities Fund -
                  Class 2 (11/99; 5/98)(l)                                            4.47%          --%         --%       0.17%
PMSS1             Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(l),(m)      (1.97)        7.90          --        8.52
UINT3             Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)       (22.90)        2.22          --        8.26
                  MFS(R)
PSND1             New Discovery Series - Service Class (5/00; 5/98)(n)              (13.14)          --          --       11.66
PSTR1             Total Return Series - Service Class (5/00; 1/95)(n)                (8.34)        7.98          --       11.48
PSUT1             Utilities Series - Service Class (10/00; 1/95)(n)                 (30.57)        8.24          --       13.08
                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3             Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)      (19.82)       11.99       13.75       12.97
WOGS6             Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)        (19.43)       13.17       12.45       11.33
UOSM3             Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)      (8.68)          --          --        0.65
WSTB6             Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)         (1.82)        2.44          --        4.55
                  PUTNAM VARIABLE TRUST
PGIN1             Putnam VT Growth and Income Fund -
                  Class IB Shares (11/99; 2/88)(p)                                  (14.17)        5.64       10.40       11.40
WHSC6             Putnam VT Health Sciences Fund -
                  Class IB Shares (5/02; 4/98)(c),(q)                               (26.31)          --          --        1.29
PIGR1             Putnam VT International Growth Fund -
                  Class IB Shares (11/99; 1/97)(p)                                  (27.02)          --          --        7.42
                  VAN KAMPEN
UVCP3             Life Investment Trust Comstock Portfolio
                  Class II Shares (8/02; 4/99)(c),(r)                               (10.91)          --          --        2.96
UVGI3             Life Investment Trust Growth and Income Portfolio
                  Class II Shares (8/02; 12/96)(c),(r)                              (13.86)       11.22          --       11.22
UVRE3             UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                  0.58           --          --        5.98

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT       INVESTING IN:                                                       1 YEAR         COMMENCEMENT
                 AXP(R) VARIABLE PORTFOLIO -
PBND1            Bond Fund (11/99; 10/81)                                              6.46%             5.05%
PCMG1            Cash Management Fund (11/99; 10/81)                                   2.44              3.53
PDEI1            Diversified Equity Income Fund (11/99; 9/99)                          0.95              0.50
UESL3            Equity Select Fund (8/02; 5/01)(c)                                      --                --
UFIF3            Federal Income Fund (5/00; 9/99)                                      5.03              7.14
PNDM1            NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (17.76)            (7.75)
WSVA6            Partners Small Cap Value Fund (5/02; 8/01)(c)                           --                --
                 AIM V.I.
UABA3            Basic Value Fund, Series II (5/02; 9/01)(c),(e)                         --                --
UAAC3            Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)                --                --
UAAD3            Capital Development Fund, Series II (5/02; 5/98)(c),(e)                 --                --
                 ALLIANCE VP
UGIP3            Growth and Income Portfolio
                 (Class B) (5/00; 1/91)(f)                                            (1.09)            (2.47)
UPRG3            Premier Growth Portfolio
                 (Class B) (5/00; 6/92)(g)                                           (18.45)           (23.61)
UTEC3            Technology Portfolio (Class B) (5/00; 1/96)(h)                      (26.40)           (34.55)
                 EVERGREEN VA
UEBC3            Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                            --                --
UECG3            Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                       --                --
UECB3            Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                        --                --
UEEI3            Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                         --                --
UEFF3            Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                           --                --
UEFD3            Fund - Class 2 (8/02; 3/96)(c),(i)                                      --                --
UEGO3            Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                       --                --
UEGR3            Growth Fund - Class 2 (8/02; 3/98)(c),(i)                               --                --
UEGW3            Growth and Income Fund -
                 Class 2 (7/02; 3/96)(c),(i)                                             --                --
UEHI3            High Income Fund - Class 2 (7/02; 6/99)(c),(i)                          --                --
UEIG3            International Growth Fund -
                 Class 2 (7/02; 8/98)(c),(i)                                             --                --
UEMA3            Masters Fund - Class 2 (7/02; 1/99)(c),(i)                              --                --
UEOE3            Omega Fund - Class 2 (7/02; 3/97)(c),(i)                                --                --
UESM3            Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                      --                --
UESE3            Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                       --                --
UEST3            Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                     --                --
                 FIDELITY(R) VIP
UFCO3            Contrafund(R) Portfolio Service
                 Class 2 (5/02; 1/95)(c),(k)                                             --                --
UFGR3            Growth Portfolio Service
                 Class 2 (5/02; 10/86)(c),(k)                                            --                --
WMDC6            Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)                      --              1.33

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT       INVESTING IN:                                                   1 YEAR      5 YEARS      10 YEARS    COMMENCEMENT
                 AXP(R) VARIABLE PORTFOLIO -
PBND1            Bond Fund (11/99; 10/81)                                          6.46%        3.75%        6.10%        8.99%
PCMG1            Cash Management Fund (11/99; 10/81)                               2.44         3.62         3.18         5.06
PDEI1            Diversified Equity Income Fund (11/99; 9/99)                      0.95           --           --         1.45
UESL3            Equity Select Fund (8/02; 5/01)(c)                                  --           --           --        (1.88)(d)
UFIF3            Federal Income Fund (5/00; 9/99)                                  5.03           --           --         5.22
PNDM1            NEW DIMENSIONS FUND(R) (11/99; 5/96)                            (17.76)        8.47           --         9.38
WSVA6            Partners Small Cap Value Fund (5/02; 8/01)(c)                       --           --           --         6.52(d)
                 AIM V.I.
UABA3            Basic Value Fund, Series II (5/02; 9/01)(c),(e)                     --           --           --         2.20(d)
UAAC3            Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)        (24.32)        4.65           --        10.32
UAAD3            Capital Development Fund, Series II (5/02; 5/98)(c),(e)          (9.26)          --           --         3.74
                 ALLIANCE VP
UGIP3            Growth and Income Portfolio
                 (Class B) (5/00; 1/91)(f)                                        (1.09)       13.09        13.39        12.37
UPRG3            Premier Growth Portfolio
                 (Class B) (5/00; 6/92)(g)                                       (18.45)       11.05           --        14.15
UTEC3            Technology Portfolio (Class B) (5/00; 1/96)(h)                  (26.40)       10.95           --        10.68
                 EVERGREEN VA
UEBC3            Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                    (17.67)          --           --       (16.92)
UECG3            Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)               (14.12)          --           --         3.21
UECB3            Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                    --           --           --           --
UEEI3            Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                 (13.08)          --           --        (4.66)
UEFF3            Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                    (9.73)        4.95           --         6.44
UEFD3            Fund - Class 2 (8/02; 3/96)(c),(i)                              (18.89)        3.99           --         5.54
UEGO3            Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)               (14.52)          --           --         3.81
UEGR3            Growth Fund - Class 2 (8/02; 3/98)(c),(i)                        (7.86)          --           --         2.97
UEGW3            Growth and Income Fund -
                 Class 2 (7/02; 3/96)(c),(i)                                     (13.31)        6.52           --         8.38
UEHI3            High Income Fund - Class 2 (7/02; 6/99)(c),(i)                    8.87           --           --         5.01
UEIG3            International Growth Fund -
                 Class 2 (7/02; 8/98)(c),(i)                                     (19.22)          --           --        (1.02)
UEMA3            Masters Fund - Class 2 (7/02; 1/99)(c),(i)                      (16.91)          --           --         0.13
UEOE3            Omega Fund - Class 2 (7/02; 3/97)(c),(i)                        (15.87)          --           --         7.20
UESM3            Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)               16.62           --           --        11.31
UESE3            Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                (9.27)          --           --        (1.20)
UEST3            Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)               4.86           --           --         2.45
                 FIDELITY(R) VIP
UFCO3            Contrafund(R) Portfolio Service
                 Class 2 (5/02; 1/95)(c),(k)                                     (13.58)        8.91           --        14.19
UFGR3            Growth Portfolio Service
                 Class 2 (5/02; 10/86)(c),(k)                                    (18.91)       10.09        11.89        12.27
WMDC6            Mid Cap Portfolio Service Class 2 (5/01; 12/98)(k)               (4.74)          --           --        23.90

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                       PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT      INVESTING IN:                                                           1 YEAR           COMMENCEMENT
                FTVIPT
PVAS1           Franklin Small Cap Value Securities Fund -
                Class 2 (11/99; 5/98)(l)                                                 12.47%              18.98%
PMSS1           Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(l)                 5.69                9.76
UINT3           Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)             (17.06)             (10.18)
                MFS(R)
PSND1           New Discovery Series - Service Class (5/00; 5/98)(n)                     (6.46)              (3.66)
PSTR1           Total Return Series - Service Class (5/00; 1/95)(n)                      (1.24)               6.20
PSUT1           Utilities Series - Service Class (10/00; 1/95)(n)                       (25.41)             (21.78)
                OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3           Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)                --                  --
WOGS6           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)                  --                  --
UOSM3           Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)               --                  --
WSTB6           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)                  --                  --
                PUTNAM VARIABLE TRUST
PGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (11/99; 2/88)(p)                                         (7.58)              (1.81)
WHSC6           Putnam VT Health Sciences Fund -
                Class IB Shares (5/02; 4/98)(c),(q)                                         --                  --
PIGR1           Putnam VT International Growth Fund -
                Class IB Shares (11/99; 1/97)(p)                                        (21.54)              (7.48)
                VAN KAMPEN
UVCP3           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(r)                                         --                  --
UVGI3           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(r)                                        --                  --
UVRE3           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                          --                  --

                                                                                                 PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT      INVESTING IN:                                                         1 YEAR    5 YEARS     10 YEARS   COMMENCEMENT
                FTVIPT
PVAS1           Franklin Small Cap Value Securities Fund -
                Class 2 (11/99; 5/98)(l)                                              12.47%         --%         --%       1.96%
PMSS1           Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(l)              5.69        8.77          --        9.20
UINT3           Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)          (17.06)       3.29          --        8.26
                MFS(R)
PSND1           New Discovery Series - Service Class (5/00; 5/98)(n)                  (6.46)         --          --       13.06
PSTR1           Total Return Series - Service Class (5/00; 1/95)(n)                   (1.24)       8.85          --       11.70
PSUT1           Utilities Series - Service Class (10/00; 1/95)(n)                    (25.41)       9.10          --       13.28
                OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA3           Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)         (13.71)      12.74       13.75       12.97
WOGS6           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)           (13.29)      13.89       12.45       11.33
UOSM3           Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)         (1.61)         --          --        2.45
WSTB6           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)             5.85        3.51          --        4.55
                PUTNAM VARIABLE TRUST
PGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (11/99; 2/88)(p)                                      (7.58)       6.59       10.40       11.40
WHSC6           Putnam VT Health Sciences Fund -
                Class IB Shares (5/02; 4/98)(c),(q)                                  (20.77)         --          --        3.09
PIGR1           Putnam VT International Growth Fund -
                Class IB Shares (11/99; 1/97)(p)                                     (21.54)         --          --        8.31
                VAN KAMPEN
UVCP3           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(r)                                   (4.03)         --          --        5.41
UVGI3           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(r)                                  (7.24)      12.00          --       11.86
UVRE3           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                     8.45          --          --        6.95

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.


(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT       INVESTING IN:                                                        1 YEAR       COMMENCEMENT
                 AXP(R) VARIABLE PORTFOLIO -
UBND2            Bond Fund (5/02; 10/81)(c)                                              --%                --%
UCMG2            Cash Management Fund (5/00; 10/81)                                   (5.47)             (2.01)
UDEI2            Diversified Equity Income Fund (5/02; 9/99)(c)                           --                 --
UESL2            Equity Select Fund (8/02; 5/01)(c)                                       --                 --
UFIF2            Federal Income Fund (5/00; 9/99)                                     (3.07)               1.62
UNDM2            NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (24.09)            (20.52)
USVA2            Partners Small Cap Value Fund (5/02; 8/01)(c)                            --                 --
                 AIM V.I.
UABA2            Basic Value Fund, Series II (5/02; 9/01)(c),(e)                          --                 --
UAAC2            Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)                 --                 --
UAAD2            Capital Development Fund, Series II (5/02; 5/98)(c),(e)                  --                 --
                 ALLIANCE VP
UGIP2            Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                (8.71)             (7.44)
UPRG2            Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                  (24.70)            (27.62)
UTEC2            Technology Portfolio (Class B) (5/00; 1/96)(h)                      (32.03)            (38.07)
                 EVERGREEN VA
UEBC2            Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                             --                 --
UECG2            Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        --                 --
UECB2            Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                         --                 --
UEEI2            Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                          --                 --
UEFF2            Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                            --                 --
UEFD2            Fund - Class 2 (8/02; 3/96)(c),(i)                                       --                 --
UEGO2            Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                        --                 --
UEGR2            Growth Fund - Class 2 (7/02; 3/98)(c),(i)                                --                 --
UEGW2            Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                     --                 --
UEHI2            High Income Fund - Class 2 (7/02; 6/99)(c),(i)                           --                 --
UEIG2            International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                  --                 --
UEMA2            Masters Fund - Class 2 (7/02; 1/99)(c),(i)                               --                 --
UEOE2            Omega Fund - Class 2 (7/02; 3/97)(c),(i)                                 --                 --
UESM2            Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                       --                 --
UESE2            Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                        --                 --
UEST2            Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                      --                 --
                 FIDELITY(R) VIP
UFCO2            Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)              --                 --
UFGR2            Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                    --                 --
UFMC2            Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)                   --                 --

                                                                                                PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT       INVESTING IN:                                                        1 YEAR    5 YEARS     10 YEARS  COMMENCEMENT
                 AXP(R) VARIABLE PORTFOLIO -
UBND2            Bond Fund (5/02; 10/81)(c)                                           (1.89%)      2.03%        5.46%     8.35%
UCMG2            Cash Management Fund (5/00; 10/81)                                   (5.47)       1.97         2.63      4.51
UDEI2            Diversified Equity Income Fund (5/02; 9/99)(c)                       (6.92)         --           --     (2.05)
UESL2            Equity Select Fund (8/02; 5/01)(c)                                      --          --           --     (9.48)(d)
UFIF2            Federal Income Fund (5/00; 9/99)                                     (3.07)         --           --      1.78
UNDM2            NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (24.09)       7.07           --      8.28
USVA2            Partners Small Cap Value Fund (5/02; 8/01)(c)                           --          --           --     (1.79)(d)
                 AIM V.I.
UABA2            Basic Value Fund, Series II (5/02; 9/01)(c),(e)                         --          --           --     (5.78)(d)
UAAC2            Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)            (30.11)       3.07           --      9.79
UAAD2            Capital Development Fund, Series II (5/02; 5/98)(c),(e)             (16.24)         --           --      1.40
                 ALLIANCE VP
UGIP2            Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                (8.71)      11.80        12.86     11.83
UPRG2            Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                  (24.70)       9.70           --     13.62
UTEC2            Technology Portfolio (Class B) (5/00; 1/96)(h)                      (32.03)       9.60           --      9.62
                 EVERGREEN VA
UEBC2            Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                        (23.98)         --           --    (21.05)
UECG2            Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                   (20.71)         --           --      0.94
UECB2            Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                        --          --           --        --
UEEI2            Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                     (19.76)         --           --     (7.94)
UEFF2            Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                       (16.67)       3.39           --      5.27
UEFD2            Fund - Class 2 (8/02; 3/96)(c),(i)                                  (25.11)       2.38           --      4.33
UEGO2            Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                   (21.09)         --           --      2.15
UEGR2            Growth Fund - Class 2 (7/02; 3/98)(c),(i)                           (14.95)         --           --      0.68
UEGW2            Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                (19.97)       5.01           --      7.26
UEHI2            High Income Fund - Class 2 (7/02; 6/99)(c),(i)                        0.47          --           --      1.80
UEIG2            International Growth Fund - Class 2 (7/02; 8/98)(c),(i)             (25.41)         --           --     (3.43)
UEMA2            Masters Fund - Class 2 (7/02; 1/99)(c),(i)                          (23.28)         --           --     (2.55)
UEOE2            Omega Fund - Class 2 (7/02; 3/97)(c),(i)                            (22.33)         --           --      5.68
UESM2            Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                    8.10          --           --      9.30
UESE2            Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                   (16.25)         --           --     (4.50)
UEST2            Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                  (3.22)         --           --      0.74
                 FIDELITY(R) VIP
UFCO2            Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)         (20.22)       7.49           --     13.46
UFGR2            Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)               (25.13)       8.71        11.36     11.74
UFMC2            Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)              (12.07)         --           --     21.85

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT       INVESTING IN:                                                       1 YEAR          COMMENCEMENT
                 FTVIPT
UVAS2            Franklin Small Cap Value Securities Fund -
                 Class 2 (5/02; 5/98)(c),(l)                                             --%                --%
UMSS2            Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)             (2.46)              4.09
UINT2            Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)         (23.42)            (14.79)
                 MFS(R)
UNDS2            New Discovery Series - Service Class (5/00; 5/98)(n)                (13.65)             (8.58)
UTRS2            Total Return Series - Service Class (5/00; 1/95)(n)                  (8.85)              0.81
USUT2            Utilities Series - Service Class (5/02; 1/95)(c),(n)                    --                 --
                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA2            Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)            --                 --
UOGS2            Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)              --                 --
UOSM2            Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)           --                 --
USTB2            Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)              --                 --
                 PUTNAM VARIABLE TRUST
UGIN2            Putnam VT Growth and Income Fund -
                 Class IB Shares (5/00; 2/88)(p)                                     (14.69)             (5.94)
UHSC2            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/02; 4/98)(c),(q)                                     --                 --
UIGR2            Putnam VT International Growth Fund -
                 Class IB Shares (5/02; 1/97)(c),(p)                                     --                 --
                 VAN KAMPEN
UVCP2            Life Investment Trust Comstock Portfolio
                 Class II Shares (8/02; 4/99)(c),(r)                                     --                 --
UVGI2            Life Investment Trust Growth and Income Portfolio
                 Class II Shares (8/02; 12/96)(c),(r)                                    --                 --
UVRE2            UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                      --                 --

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT       INVESTING IN:                                                    1 YEAR      5 YEARS      10 YEARS   COMMENCEMENT
                 FTVIPT
UVAS2            Franklin Small Cap Value Securities Fund -
                 Class 2 (5/02; 5/98)(c),(l)                                        3.82%          --%          --%        (0.40%)
UMSS2            Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)          (2.46)        7.35           --          7.97
UINT2            Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)      (23.42)        1.65           --          7.72
                 MFS(R)
UNDS2            New Discovery Series - Service Class (5/00; 5/98)(n)             (13.65)          --           --         11.10
UTRS2            Total Return Series - Service Class (5/00; 1/95)(n)               (8.85)        7.42           --         10.94
USUT2            Utilities Series - Service Class (5/02; 1/95)(c),(n)             (30.99)        7.72           --         12.19
                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA2            Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)     (20.34)       11.44        13.23         12.44
UOGS2            Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)       (19.95)       12.63        11.91         10.80
UOSM2            Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)     (9.19)          --           --          0.11
USTB2            Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)        (2.32)        1.87           --          4.01
                 PUTNAM VARIABLE TRUST
UGIN2            Putnam VT Growth and Income Fund -
                 Class IB Shares (5/00; 2/88)(p)                                  (14.69)        5.08         9.87         10.87
UHSC2            Putnam VT Health Sciences Fund -
                 Class IB Shares (8/02; 4/98)(c),(q)                              (26.84)          --           --          0.75
UIGR2            Putnam VT International Growth Fund -
                 Class IB Shares (5/02; 1/97)(c),(p)                              (27.63)          --           --          6.76
                 VAN KAMPEN
UVCP2            Life Investment Trust Comstock Portfolio
                 Class II Shares (8/02; 4/99)(c),(r)                              (11.42)          --           --          2.40
UVGI2            Life Investment Trust Growth and Income Portfolio
                 Class II Shares (8/02; 12/96)(c),(r)                             (14.37)       10.68           --         10.68
UVRE2            UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                 0.08           --           --          5.42

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.95% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT      INVESTING IN:                                                         1 YEAR         COMMENCEMENT
                AXP(R) VARIABLE PORTFOLIO -
UBND2           Bond Fund (5/02; 10/81)(c)                                                --%                  --%
UCMG2           Cash Management Fund (5/00; 10/81)                                      1.88                 2.71
UDEI2           Diversified Equity Income Fund (5/02; 9/99)(c)                            --                   --
UESL2           Equity Select Fund (8/02; 5/01)(c)                                        --                   --
UFIF2           Federal Income Fund (5/00; 9/99)                                        4.48                 6.52
UNDM2           NEW DIMENSIONS FUND(R) (5/00; 5/96)                                   (18.35)              (16.74)
USVA2           Partners Small Cap Value Fund (5/02; 8/01)(c)                             --                   --
                AIM V.I.
UABA2           Basic Value Fund, Series II (5/02; 9/01)(c),(e)                           --                   --
UAAC2           Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)                  --                   --
UAAD2           Capital Development Fund, Series II (5/02; 5/98)(c),(e)                   --                   --
                ALLIANCE VP
UGIP2           Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                  (1.64)               (3.03)
UPRG2           Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                    (19.03)              (24.19)
UTEC2           Technology Portfolio (Class B) (5/00; 1/96)(h)                        (26.99)              (35.15)
                EVERGREEN VA
UEBC2           Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                              --                   --
UECG2           Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                         --                   --
UECB2           Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                          --                   --
UEEI2           Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                           --                   --
UEFF2           Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                             --                   --
UEFD2           Fund - Class 2 (8/02; 3/96)(c),(i)                                        --                   --
UEGO2           Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                         --                   --
UEGR2           Growth Fund - Class 2 (7/02; 3/98)(c),(i)                                 --                   --
UEGW2           Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                      --                   --
UEHI2           High Income Fund - Class 2 (7/02; 6/99)(c),(i)                            --                   --
UEIG2           International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                   --                   --
UEMA2           Masters Fund - Class 2 (7/02; 1/99)(c),(i)                                --                   --
UEOE2           Omega Fund - Class 2 (7/02; 3/97)(c),(i)                                  --                   --
UESM2           Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                        --                   --
UESE2           Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                         --                   --
UEST2           Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                       --                   --
                FIDELITY(R) VIP
UFCO2           Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)               --                   --
UFGR2           Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                     --                   --
UFMC2           Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)                    --                   --

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT      INVESTING IN:                                                       1 YEAR     5 YEARS      10 YEARS  COMMENCEMENT
                AXP(R) VARIABLE PORTFOLIO -
UBND2           Bond Fund (5/02; 10/81)(c)                                            5.77%        3.12%         5.46%     8.35%
UCMG2           Cash Management Fund (5/00; 10/81)                                    1.88         3.05          2.63      4.51
UDEI2           Diversified Equity Income Fund (5/02; 9/99)(c)                        0.30           --            --      0.80
UESL2           Equity Select Fund (8/02; 5/01)(c)                                      --           --            --     (2.48)(d)
UFIF2           Federal Income Fund (5/00; 9/99)                                      4.48           --            --      4.70
UNDM2           NEW DIMENSIONS FUND(R) (5/00; 5/96)                                 (18.35)        7.97            --      8.88
USVA2           Partners Small Cap Value Fund (5/02; 8/01)(c)                           --           --            --      5.88(d)
                AIM V.I.
UABA2           Basic Value Fund, Series II (5/02; 9/01)(c),(e)                         --           --            --      1.55(d)
UAAC2           Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)            (24.91)        4.11            --      9.79
UAAD2           Capital Development Fund, Series II (5/02; 5/98)(c),(e)              (9.83)          --            --      3.19
                ALLIANCE VP
UGIP2           Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                (1.64)       12.56         12.86     11.83
UPRG2           Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                  (19.03)       10.52            --     13.62
UTEC2           Technology Portfolio (Class B) (5/00; 1/96)(h)                      (26.99)       10.42            --     10.14
                EVERGREEN VA
UEBC2           Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                        (18.24)          --            --    (17.50)
UECG2           Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                   (14.69)          --            --      2.66
UECB2           Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                        --           --            --        --
UEEI2           Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                     (13.65)          --            --     (5.22)
UEFF2           Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                       (10.29)        4.42            --      5.93
UEFD2           Fund - Class 2 (8/02; 3/96)(c),(i)                                  (19.47)        3.45            --      5.02
UEGO2           Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                   (15.09)          --            --      3.27
UEGR2           Growth Fund - Class 2 (7/02; 3/98)(c),(i)                            (8.42)          --            --      2.43
UEGW2           Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                (13.88)        5.98            --      7.87
UEHI2           High Income Fund - Class 2 (7/02; 6/99)(c),(i)                        8.34           --            --      4.47
UEIG2           International Growth Fund - Class 2 (7/02; 8/98)(c),(i)             (19.79)          --            --     (1.57)
UEMA2           Masters Fund - Class 2 (7/02; 1/99)(c),(i)                          (17.48)          --            --     (0.42)
UEOE2           Omega Fund - Class 2 (7/02; 3/97)(c),(i)                            (16.44)          --            --      6.67
UESM2           Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                   16.10           --            --     10.77
UESE2           Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                    (9.83)          --            --     (1.76)
UEST2           Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                   4.32           --            --      1.91
                FIDELITY(R) VIP
UFCO2           Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)         (14.15)        8.37            --     13.66
UFGR2           Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)               (19.49)        9.55         11.36     11.74
UFMC2           Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)               (5.29)          --            --     23.39

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                    PERFORMANCE OF THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT      INVESTING IN:                                                        1 YEAR          COMMENCEMENT
                FTVIPT
UVAS2           Franklin Small Cap Value Securities Fund -
                Class 2 (5/02; 5/98)(c),(l)                                             --%                  --%
UMSS2           Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)               5.15                8.94
UINT2           Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)          (17.64)             (10.74)
                MFS(R)
UNDS2           New Discovery Series - Service Class (5/00; 5/98)(n)                  (7.01)              (4.19)
UTRS2           Total Return Series - Service Class (5/00; 1/95)(n)                   (1.79)               5.65
USUT2           Utilities Series - Service Class (5/02; 1/95)(c),(n)                     --                  --
                OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA2           Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)             --                  --
UOGS2           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)               --                  --
UOSM2           Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)            --                  --
USTB2           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)               --                  --
                PUTNAM VARIABLE TRUST
UGIN2           Putnam VT Growth and Income Fund -
                Class IB Shares (5/00; 2/88)(p)                                       (8.14)              (1.46)
UHSC2           Putnam VT Health Sciences Fund -
                Class IB Shares (8/02; 4/98)(c),(q)                                      --                  --
UIGR2           Putnam VT International Growth Fund -
                Class IB Shares (5/02; 1/97)(c),(p)                                      --                  --
                VAN KAMPEN
UVCP2           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(r)                                      --                  --
UVGI2           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(r)                                     --                  --
UVRE2           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                       --                  --

                                                                                               PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT      INVESTING IN:                                                        1 YEAR    5 YEARS    10 YEARS    COMMENCEMENT
                FTVIPT
UVAS2           Franklin Small Cap Value Securities Fund -
                Class 2 (5/02; 5/98)(c),(l)                                          11.82%         --%         --%        1.37%
UMSS2           Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)              5.15        8.24          --         8.66
UINT2           Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)         (17.64)       2.75          --         7.72
                MFS(R)
UNDS2           New Discovery Series - Service Class (5/00; 5/98)(n)                 (7.01)         --          --        12.52
UTRS2           Total Return Series - Service Class (5/00; 1/95)(n)                  (1.79)       8.31          --        11.17
USUT2           Utilities Series - Service Class (5/02; 1/95)(c),(n)                (25.86)       8.60          --        12.41
                OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA2           Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)        (14.28)      12.21       13.23        12.44
UOGS2           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)          (13.86)      13.36       11.91        10.80
UOSM2           Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)        (2.16)         --          --         1.91
USTB2           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)            5.31        2.96          --         4.01
                PUTNAM VARIABLE TRUST
UGIN2           Putnam VT Growth and Income Fund -
                Class IB Shares (5/00; 2/88)(p)                                      (8.14)       6.04        9.87        10.87
UHSC2           Putnam VT Health Sciences Fund -
                Class IB Shares (8/02; 4/98)(c),(q)                                 (21.35)         --          --         2.54
UIGR2           Putnam VT International Growth Fund -
                Class IB Shares (5/02; 1/97)(c),(p)                                 (22.20)         --          --         7.67
                VAN KAMPEN
UVCP2           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(r)                                  (4.59)         --          --         4.87
UVGI2           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(r)                                 (7.80)      11.47          --        11.33
UVRE2           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                    7.92          --          --         6.41

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.95% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                                     PERFORMANCE OF THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT        INVESTING IN:                                                         1 YEAR      COMMENCEMENT
                  AXP(R) VARIABLE PORTFOLIO -
UBND1             Bond Fund (5/02; 10/81)(c)                                                --%              --%
UCMG1             Cash Management Fund (5/00; 10/81)                                     (4.73)           (1.24)
UDEI1             Diversified Equity Income Fund (5/02; 9/99)(c)                            --               --
UESL1             Equity Select Fund (8/02; 5/01)(c)                                        --               --
UFIF1             Federal Income Fund (5/00; 9/99)                                       (2.59)            2.47
UNDM1             NEW DIMENSIONS FUND(R) (5/00; 5/96)                                   (23.35)          (19.87)
USVA1             Partners Small Cap Value Fund (5/02; 8/01)(c)                             --               --
                  AIM V.I.
UABA1             Basic Value Fund, Series II (5/02; 9/01)(c),(e)                           --               --
UAAC1             Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)                  --               --
UAAD1             Capital Development Fund, Series II (5/02; 5/98)(c),(e)                   --               --
                  ALLIANCE VP
UGIP1             Growth and Income Portfolio (Class B) (5/00; 1/91)(f)                  (7.97)           (6.68)
UPRG1             Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                    (23.98)          (26.88)
UTEC1             Technology Portfolio (Class B) (5/00; 1/96)(h)                        (31.32)          (37.34)
                  EVERGREEN VA
UEBC1             Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                              --               --
UECG1             Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                         --               --
UECB1             Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                          --               --
UEEI1             Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                           --               --
UEFF1             Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                             --               --
UEFD1             Fund - Class 2 (8/02; 3/96)(c),(i)                                        --               --
UEGO1             Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                         --               --
UEGR1             Growth Fund - Class 2 (7/02; 3/98)(c),(i)                                 --               --
UEGW1             Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                      --               --
UEHI1             High Income Fund - Class 2 (7/02; 6/99)(c),(i)                            --               --
UEIG1             International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                   --               --
UEMA1             Masters Fund - Class 2 (7/02; 1/99)(c),(i)                                --               --
UEOE1             Omega Fund - Class 2 (7/02; 3/97)(c),(i)                                  --               --
UESM1             Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                        --               --
UESE1             Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                         --               --
UEST1             Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                       --               --
                  FIDELITY(R) VIP
UFCO1             Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)               --               --
UFGR1             Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                     --               --
UFMC1             Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)                    --               --

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT        INVESTING IN:                                                    1 YEAR      5 YEARS    10 YEARS     COMMENCEMENT
                  AXP(R) VARIABLE PORTFOLIO -
UBND1             Bond Fund (5/02; 10/81)(c)                                       (1.15%)       2.87%       6.27%         9.16%
UCMG1             Cash Management Fund (5/00; 10/81)                                (4.73)       2.81        3.43          5.32
UDEI1             Diversified Equity Income Fund (5/02; 9/99)(c)                    (6.19)         --          --         (1.27)
UESL1             Equity Select Fund (8/02; 5/01)(c)                                   --          --          --         (8.78)(d)
UFIF1             Federal Income Fund (5/00; 9/99)                                  (2.59)         --          --          2.61
UNDM1             NEW DIMENSIONS FUND(R) (5/00; 5/96)                              (23.35)       7.87          --          9.07
USVA1             Partners Small Cap Value Fund (5/02; 8/01)(c)                        --          --          --         (1.11)(d)
                  AIM V.I.
UABA1             Basic Value Fund, Series II (5/02; 9/01)(c),(e)                      --          --          --         (5.11)(d)
UAAC1             Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)         (29.40)       3.91          --         10.60
UAAD1             Capital Development Fund, Series II (5/02; 5/98)(c),(e)          (15.51)         --          --          2.24
                  ALLIANCE VP
UGIP1             Growth and Income Portfolio (Class B) (5/00; 1/91)(f)             (7.97)      12.64       13.67         12.65
UPRG1             Premier Growth Portfolio (Class B) (5/00; 6/92)(g)               (23.98)      10.54          --         14.44
UTEC1             Technology Portfolio (Class B) (5/00; 1/96)(h)                   (31.32)      10.43          --         10.45
                  EVERGREEN VA
UEBC1             Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                     (23.26)         --          --        (20.30)
UECG1             Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                (19.99)         --          --          1.77
UECB1             Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                     --          --          --            --
UEEI1             Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                  (19.04)         --          --         (7.16)
UEFF1             Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                    (15.94)       4.23          --          6.12
UEFD1             Fund - Class 2 (8/02; 3/96)(c),(i)                               (24.39)       3.22          --          5.18
UEGO1             Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                (20.36)         --          --          2.99
UEGR1             Growth Fund - Class 2 (7/02; 3/98)(c),(i)                        (14.22)         --          --          1.52
UEGW1             Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)             (19.25)       5.85          --          8.11
UEHI1             High Income Fund - Class 2 (7/02; 6/99)(c),(i)                      1.21         --          --          2.64
UEIG1             International Growth Fund - Class 2 (7/02; 8/98)(c),(i)          (24.69)         --          --         (2.65)
UEMA1             Masters Fund - Class 2 (7/02; 1/99)(c),(i)                       (22.56)         --          --         (1.77)
UEOE1             Omega Fund - Class 2 (7/02; 3/97)(c),(i)                         (21.61)         --          --          6.52
UESM1             Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                  8.92         --          --         10.14
UESE1             Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                (15.52)         --          --         (3.72)
UEST1             Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)               (2.48)         --          --          1.56
                  FIDELITY(R) VIP
UFCO1             Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)      (19.49)       8.32          --         14.28
UFGR1             Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)            (24.41)       9.54       12.17         12.55
UFMC1             Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)           (11.34)         --          --         22.69

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT      INVESTING IN:                                                        1 YEAR       COMMENCEMENT
                FTVIPT
UVAS1           Franklin Small Cap Value Securities Fund -
                Class 2 (5/02; 5/98)(c),(l)                                              --%               --%
UMSS1           Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)              (1.72)             4.92
UINT1           Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)          (22.70)           (14.04)
                MFS(R)
UNDS1           New Discovery Series - Service Class (5/00; 5/98)(n)                 (12.92)            (7.82)
UTRS1           Total Return Series - Service Class (5/00; 1/95)(n)                   (8.11)             1.58
USUT1           Utilities Series - Service Class (5/02; 1/95)(c),(n)                     --                --
                OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1           Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)             --                --
UOGS1           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)               --                --
UOSM1           Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)            --                --
USTB1           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)               --                --
                PUTNAM VARIABLE TRUST
UGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (5/00; 2/88)(p)                                      (13.96)            (5.18)
UHSC1           Putnam VT Health Sciences Fund -
                Class IB Shares (8/02; 4/98)(c),(q)                                      --                --
UIGR1           Putnam VT International Growth Fund -
                Class IB Shares (5/02; 1/97)(c),(p)                                      --                --
                VAN KAMPEN
UVCP1           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(r)                                      --                --
UVGI1           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(r)                                     --                --
UVRE1           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                       --                --

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT      INVESTING IN:                                                    1 YEAR       5 YEARS     10 YEARS   COMMENCEMENT
                FTVIPT
UVAS1           Franklin Small Cap Value Securities Fund -
                Class 2 (5/02; 5/98)(c),(l)                                       4.64%            --%          --%       0.39%
UMSS1           Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)         (1.72)          8.18           --        8.80
UINT1           Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)     (22.70)          2.49           --        8.53
                MFS(R)
UNDS1           New Discovery Series - Service Class (5/00; 5/98)(n)            (12.92)            --           --       11.94
UTRS1           Total Return Series - Service Class (5/00; 1/95)(n)              (8.11)          8.26           --       11.76
USUT1           Utilities Series - Service Class (5/02; 1/95)(c),(n)            (30.28)          8.56           --       13.02
                OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1           Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)    (19.62)         12.28        14.04       13.25
UOGS1           Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)      (19.23)         13.46        12.73       11.61
UOSM1           Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)    (8.45)            --           --        0.90
USTB1           Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)       (1.58)          2.71           --        4.81
                PUTNAM VARIABLE TRUST
UGIN1           Putnam VT Growth and Income Fund -
                Class IB Shares (5/00; 2/88)(p)                                 (13.96)          5.91        10.68       11.68
UHSC1           Putnam VT Health Sciences Fund -
                Class IB Shares (8/02; 4/98)(c),(q)                             (26.13)            --           --        1.56
UIGR1           Putnam VT International Growth Fund -
                Class IB Shares (5/02; 1/97)(c),(p)                             (26.91)            --           --        7.59
                VAN KAMPEN
UVCP1           Life Investment Trust Comstock Portfolio
                Class II Shares (8/02; 4/99)(c),(r)                             (10.69)            --           --        3.24
UVGI1           Life Investment Trust Growth and Income Portfolio
                Class II Shares (8/02; 12/96)(c),(r)                            (13.64)         11.51           --       11.51
UVRE1           UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                0.83             --           --        6.25

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                                   PERFORMANCE OF THE SUBACCOUNT
                                                                                                       SINCE
SUBACCOUNT       INVESTING IN:                                                      1 YEAR          COMMENCEMENT

                 AXP(R) VARIABLE PORTFOLIO -
UBND1            Bond Fund (5/02; 10/81)(c)                                             --%                   --%
UCMG1            Cash Management Fund (5/00; 10/81)                                   2.69                  3.52
UDEI1            Diversified Equity Income Fund (5/02; 9/99)(c)                         --                    --
UESL1            Equity Select Fund (8/02; 5/01)(c)                                     --                    --
UFIF1            Federal Income Fund (5/00; 9/99)                                     5.01                  7.36
UNDM1            NEW DIMENSIONS FUND(R) (5/00; 5/96)                                (17.56)               (16.06)
USVA1            Partners Small Cap Value Fund (5/02; 8/01)(c)                          --                    --
                 AIM V.I.
UABA1            Basic Value Fund, Series II (5/02; 9/01)(c),(e)                        --                    --
UAAC1            Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)               --                    --
UAAD1            Capital Development Fund, Series II (5/02; 5/98)(c),(e)                --                    --
                 ALLIANCE VP
UGIP1            Growth and Income Portfolio (Class B) (5/00; 1/91)(f)               (0.84)                (2.23)
UPRG1            Premier Growth Portfolio (Class B) (5/00; 6/92)(g)                 (18.24)               (23.42)
UTEC1            Technology Portfolio (Class B) (5/00; 1/96)(h)                     (26.22)               (34.38)
                 EVERGREEN VA
UEBC1            Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                           --                    --
UECG1            Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                      --                    --
UECB1            Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                       --                    --
UEEI1            Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                        --                    --
UEFF1            Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                          --                    --
UEFD1            Fund - Class 2 (8/02; 3/96)(c),(i)                                     --                    --
UEGO1            Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                      --                    --
UEGR1            Growth Fund - Class 2 (7/02; 3/98)(c),(i)                              --                    --
UEGW1            Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)                   --                    --
UEHI1            High Income Fund - Class 2 (7/02; 6/99)(c),(i)                         --                    --
UEIG1            International Growth Fund - Class 2 (7/02; 8/98)(c),(i)                --                    --
UEMA1            Masters Fund - Class 2 (7/02; 1/99)(c),(i)                             --                    --
UEOE1            Omega Fund - Class 2 (7/02; 3/97)(c),(i)                               --                    --
UESM1            Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                     --                    --
UESE1            Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                      --                    --
UEST1            Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                    --                    --
                 FIDELITY(R) VIP
UFCO1            Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)            --                    --
UFGR1            Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)                  --                    --
UFMC1            Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)                 --                    --

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT       INVESTING IN:                                                    1 YEAR      5 YEARS      10 YEARS   COMMENCEMENT

                 AXP(R) VARIABLE PORTFOLIO -
UBND1            Bond Fund (5/02; 10/81)(c)                                         6.58%         3.92%        6.27%      9.16%
UCMG1            Cash Management Fund (5/00; 10/81)                                 2.69          3.86         3.43       5.32
UDEI1            Diversified Equity Income Fund (5/02; 9/99)(c)                     1.10            --           --       1.60
UESL1            Equity Select Fund (8/02; 5/01)(c)                                   --            --           --      (1.72)(d)
UFIF1            Federal Income Fund (5/00; 9/99)                                   5.01            --           --       5.50
UNDM1            NEW DIMENSIONS FUND(R) (5/00; 5/96)                              (17.56)         8.74           --       9.65
USVA1            Partners Small Cap Value Fund (5/02; 8/01)(c)                        --            --           --       6.62(d)
                 AIM V.I.
UABA1            Basic Value Fund, Series II (5/02; 9/01)(c),(e)                      --            --           --       2.28(d)
UAAC1            Capital Appreciation Fund, Series II (8/02; 5/93)(c),(e)         (24.13)         4.91           --      10.60
UAAD1            Capital Development Fund, Series II (5/02; 5/98)(c),(e)           (9.04)           --           --       4.00
                 ALLIANCE VP
UGIP1            Growth and Income Portfolio (Class B) (5/00; 1/91)(f)             (0.84)        13.37        13.67      12.65
UPRG1            Premier Growth Portfolio (Class B) (5/00; 6/92)(g)               (18.24)        11.33           --      14.44
UTEC1            Technology Portfolio (Class B) (5/00; 1/96)(h)                   (26.22)        11.23           --      10.95
                 EVERGREEN VA
UEBC1            Blue Chip Fund - Class 2 (7/02; 4/00)(c),(i)                     (17.46)           --           --     (16.71)
UECG1            Capital Growth Fund - Class 2 (7/02; 3/98)(c),(i)                (13.90)           --           --       3.46
UECB1            Core Bond Fund - Class 2 (7/02; 7/02)(c),(i),(j)                     --            --           --         --
UEEI1            Equity Index Fund - Class 2 (7/02; 9/99)(c),(i)                  (12.87)           --           --      (4.42)
UEFF1            Foundation Fund - Class 2 (7/02; 3/96)(c),(i)                     (9.50)         5.23           --       6.75
UEFD1            Fund - Class 2 (8/02; 3/96)(c),(i)                               (18.69)         4.26           --       5.84
UEGO1            Global Leaders Fund - Class 2 (7/02; 3/97)(c),(i)                (14.31)           --           --       4.07
UEGR1            Growth Fund - Class 2 (7/02; 3/98)(c),(i)                         (7.63)           --           --       3.23
UEGW1            Growth and Income Fund - Class 2 (8/02; 3/96)(c),(i)             (13.09)         6.79           --       8.69
UEHI1            High Income Fund - Class 2 (7/02; 6/99)(c),(i)                      9.15           --           --       5.27
UEIG1            International Growth Fund - Class 2 (7/02; 8/98)(c),(i)          (19.01)           --           --      (0.77)
UEMA1            Masters Fund - Class 2 (7/02; 1/99)(c),(i)                       (16.70)           --           --       0.39
UEOE1            Omega Fund - Class 2 (7/02; 3/97)(c),(i)                         (15.66)           --           --       7.48
UESM1            Small Cap Value Fund - Class 2 (7/02; 5/98)(c),(i)                 16.92           --           --      11.58
UESE1            Special Equity Fund - Class 2 (8/02; 9/99)(c),(i)                 (9.04)           --           --      (0.96)
UEST1            Strategic Income Fund - Class 2 (7/02; 3/97)(c),(i)                5.13            --           --       2.71
                 FIDELITY(R) VIP
UFCO1            Contrafund(R) Portfolio Service Class 2 (5/02; 1/95)(c),(k)      (13.36)         9.18           --      14.48
UFGR1            Growth Portfolio Service Class 2 (5/02; 10/86)(c),(k)            (18.71)        10.37        12.17      12.55
UFMC1            Mid Cap Portfolio Service Class 2 (5/02; 12/98)(c),(k)            (4.50)           --           --      24.21

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001 (CONTINUED)

                                                                                          PERFORMANCE OF THE SUBACCOUNT
                                                                                                             SINCE
SUBACCOUNT     INVESTING IN:                                                                1 YEAR        COMMENCEMENT
               FTVIPT
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(c),(l)                                                      --%              --%
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)                       5.95             9.75
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)                  (16.85)           (9.95)
               MFS(R)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(n)                          (6.22)           (3.40)
UTRS1          Total Return Series - Service Class (5/00; 1/95)(n)                           (0.99)            6.46
USUT1          Utilities Series - Service Class (5/02; 1/95)(c),(n)                             --               --
               OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)                     --               --
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)                       --               --
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)                    --               --
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)                       --               --
               PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(p)                                               (7.35)           (0.66)
UHSC1          Putnam VT Health Sciences Fund -
               Class IB Shares (8/02; 4/98)(c),(q)                                              --               --
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(c),(p)                                              --               --
               VAN KAMPEN
UVCP1          Life Investment Trust Comstock Portfolio
               Class II Shares (8/02; 4/99)(c),(r)                                              --               --
UVGI1          Life Investment Trust Growth and Income Portfolio
               Class II Shares (8/02; 12/96)(c),(r)                                             --               --
UVRE1          UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                               --               --

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT     INVESTING IN:                                                      1 YEAR     5 YEARS      10 YEARS    COMMENCEMENT
               FTVIPT
UVAS1          Franklin Small Cap Value Securities Fund -
               Class 2 (5/02; 5/98)(c),(l)                                         12.64%          --%           --%      2.18%
UMSS1          Mutual Shares Securities Fund - Class 2 (5/00; 11/96)(l)             5.95         9.04            --       9.47
UINT1          Templeton Foreign Securities Fund - Class 2 (5/00; 5/92)(m)        (16.85)        3.55            --       8.53
               MFS(R)
UNDS1          New Discovery Series - Service Class (5/00; 5/98)(n)                (6.22)          --            --      13.33
UTRS1          Total Return Series - Service Class (5/00; 1/95)(n)                 (0.99)        9.12            --      11.98
USUT1          Utilities Series - Service Class (5/02; 1/95)(c),(n)               (25.09)        9.41            --      13.22
               OPPENHEIMER VARIABLE ACCOUNT FUNDS
UOCA1          Capital Appreciation Fund/VA, Service Shares (5/02; 4/85)(c)       (13.50)       13.02         14.04      13.25
UOGS1          Global Securities Fund/VA, Service Shares (5/02; 11/90)(c)         (13.07)       14.18         12.73      11.61
UOSM1          Main Street Small Cap Fund/VA, Service Shares (5/02; 5/98)(c)       (1.36)          --            --       2.71
USTB1          Strategic Bond Fund/VA, Service Shares (5/02; 5/93)(c),(o)           6.11         3.76            --       4.81
               PUTNAM VARIABLE TRUST
UGIN1          Putnam VT Growth and Income Fund -
               Class IB Shares (5/00; 2/88)(p)                                     (7.35)        6.85         10.68      11.68
UHSC1          Putnam VT Health Sciences Fund -
               Class IB Shares (8/02; 4/98)(c),(q)                                (20.57)          --            --       3.35
UIGR1          Putnam VT International Growth Fund -
               Class IB Shares (5/02; 1/97)(c),(p)                                (21.42)          --            --       8.48
               VAN KAMPEN
UVCP1          Life Investment Trust Comstock Portfolio
               Class II Shares (8/02; 4/99)(c),(r)                                 (3.79)          --            --       5.67
UVGI1          Life Investment Trust Growth and Income Portfolio
               Class II Shares (8/02; 12/96)(c),(r)                                (7.00)       12.28            --      12.14
UVRE1          UIF U.S. Real Estate Portfolio (8/02; 3/97)(c),(r)                   8.73           --            --       7.22

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)  (Commencement date of the subaccount; Commencement date of the fund).

(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.

(d)  Cumulative return (not annualized) since commencement date of the fund.

(e) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(i) Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. These historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fees applicable to Class 2 shares. Class 1 does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

(j)  Fund has not yet commenced operations.

(k) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

(m) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(o) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(p) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(q) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(r) Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses of fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical
                   $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT            INVESTING IN:                                             SIMPLE YIELD         COMPOUND YIELD
----------            -------------                                             ------------         --------------
UCMG1                 AXP(R) Variable Portfolio - Cash Management Fund          0.62%                0.62%
UCMG2                 AXP(R) Variable Portfolio - Cash Management Fund          0.53%                0.53%
PCMG1                 AXP(R) Variable Portfolio - Cash Management Fund          0.39%                0.39%
UCMG4                 AXP(R) Variable Portfolio - Cash Management Fund          0.26%                0.26%

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                    YIELD = 2[(a - b + 1) TO THE POWER OF 6 - 1]
                               -----
                                cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001


SUBACCOUNT            INVESTING IN:                                                SIMPLE YIELD
----------            -------------                                                ------------
PBND1                 AXP(R) Variable Portfolio - Bond Fund                        5.66%
UFIF1                 AXP(R) Variable Portfolio - Federal Income Fund              5.59%
UFIF2                 AXP(R) Variable Portfolio - Federal Income Fund              5.49%
UFIF3                 AXP(R) Variable Portfolio - Federal Income Fund              5.60%
UFIF4                 AXP(R) Variable Portfolio - Federal Income Fund              5.59%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                            www.ambest.com
Fitch                                www.fitchratings.com
Moody's                              www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps)-- Rates insurance companies for their claims-paying ability.

Moody's-- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity (comprised of subaccounts PBND1, UCMG1, UCMG2, PCMG1, UCMG4, PDEI1, UFIF1, UFIF2, UFIF3, UFIF4, UNDM1, UNDM2, PNDM1, UNDM4, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, UTEC1, UTEC2, UTEC3, UTEC4, WMDC6, PVAS1, UMSS1, UMSS2, PMSS1, UMSS4, UINT1, UINT2, UINT3, UINT4, UNDS1, UNDS2, PSND1, UNDS4, UTRS1, UTRS2, PSTR1, UTRS4, PSUT1, UGIN1, UGIN2, PGIN1, UGIN4 and PIGR1) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001                                                      PBND1       UCMG1        UCMG2        PCMG1        UCMG4
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
      at cost                                                       $  108,724   $  564,578   $2,860,577   $2,418,388   $4,036,477
                                                                    --------------------------------------------------------------
      at market value                                               $  110,307   $  564,562   $2,860,504   $2,418,326   $4,036,385
Dividends receivable                                                       515          849        4,222        3,613        6,015
Accounts receivable from American Enterprise Life for
   contract purchase payments                                               --       20,846           --        3,750       16,615
Receivable from mutual funds and portfolios for share redemptions           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           110,822      586,257    2,864,726    2,425,689    4,059,015
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
      Mortality and expense risk fee                                       103          407        2,257        2,243        4,070
      Issue and administrative expense charge                               14           72          356          306          509
      Contract terminations                                                 --           --        4,715           --           --
Payable to mutual funds and portfolios for investments purchased            --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          117          479        7,328        2,549        4,579
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              110,705      585,778    2,857,398    2,423,140    4,054,436
Net assets applicable to contracts in payment period                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  110,705   $  585,778   $2,857,398   $2,423,140   $4,054,436
==================================================================================================================================
Accumulation units outstanding                                          99,294      554,322    2,828,091    2,250,084    3,857,418
==================================================================================================================================
Net asset value per accumulation unit                               $     1.11   $     1.06   $     1.01   $     1.08   $     1.05
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          PDEI1       UFIF1        UFIF2        UFIF3        UFIF4
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $  335,431   $   31,918   $2,743,808   $  886,081   $1,455,170
                                                                    --------------------------------------------------------------
        at market value                                             $  344,753   $   31,885   $2,741,084   $  886,045   $1,455,262
Dividends receivable                                                        --          149       11,455        3,863        6,575
Accounts receivable from American Enterprise Life for
   contract purchase payments                                               --          838        3,518        1,583        9,224
Receivable from mutual funds and portfolios for share redemptions           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           344,753       32,872    2,756,057      891,491    1,471,061
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                     292           23        1,979          775        1,438
        Issue and administrative expense charge                             40            4          312          106          180
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased            --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          332           27        2,291          881        1,618
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              344,421       32,845    2,753,766      890,610    1,469,443
Net assets applicable to contracts in payment period                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  344,421   $   32,845   $2,753,766   $  890,610   $1,469,443
==================================================================================================================================
Accumulation units outstanding                                         341,828       29,537    2,495,317      798,992    1,320,542
==================================================================================================================================
Net asset value per accumulation unit                               $     1.01   $     1.11   $     1.10   $     1.11   $     1.11
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                           UNDM1       UNDM2       PNDM1         UNDM4       UGIP1
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $   15,436   $   59,735   $3,642,857   $  154,634   $  636,530
                                                                    --------------------------------------------------------------
        at market value                                             $   15,226   $   61,358   $2,970,275   $  145,479   $  617,845
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                               --           --       38,017           --       20,682
Receivable from mutual funds and portfolios for share redemptions           --           --           --           --          493
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                            15,226       61,358    3,008,292      145,479      639,020
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                      11           42        2,734          146          419
        Issue and administrative expense charge                              2            7          373           18           74
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased            --           --           --           --       20,583
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           13           49        3,107          164       21,076
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               15,213       61,309    2,958,110      145,315      617,944
Net assets applicable to contracts in payment period                        --           --       47,075           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $   15,213   $   61,309   $3,005,185   $  145,315   $  617,944
==================================================================================================================================
Accumulation units outstanding                                          20,086       80,914    3,478,255      193,128      640,320
==================================================================================================================================
Net asset value per accumulation unit                               $     0.76   $     0.76   $     0.85   $     0.75   $     0.97
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          UGIP2       UGIP3        UGIP4        UPRG1        UPRG2
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $3,470,735   $2,115,203   $4,600,810   $  518,003   $2,573,961
                                                                    --------------------------------------------------------------
        at market value                                             $3,468,811   $2,074,879   $4,531,354   $  484,925   $2,307,840
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                           26,538        2,698       28,532        1,313        6,386
Receivable from mutual funds and portfolios for share redemptions        2,904        2,126        4,858          398        2,076
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         3,498,253    2,079,703    4,564,744      486,636    2,316,302
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                   2,508        1,871        4,318          338        1,793
        Issue and administrative expense charge                            396          255          540           60          283
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased        26,538        2,698       28,532        1,313        6,386
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       29,442        4,824       33,390        1,711        8,462
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            3,468,811    2,068,402    4,531,354      484,925    2,307,840
Net assets applicable to contracts in payment period                        --        6,477           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $3,468,811   $2,074,879   $4,531,354   $  484,925   $2,307,840
==================================================================================================================================
Accumulation units outstanding                                       3,600,756    2,151,801    4,721,969      740,893    3,530,935
==================================================================================================================================
Net asset value per accumulation unit                               $     0.96   $     0.96   $     0.96   $     0.65   $     0.65
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          UPRG3       UPRG4        UTEC1        UTEC2        UTEC3
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $1,415,110   $4,139,970   $  213,563   $  861,465   $  510,722
                                                                    --------------------------------------------------------------
        at market value                                             $1,267,770   $3,781,643   $  186,397   $  708,874   $  404,351
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                            1,625        9,308           --        6,792           91
Receivable from mutual funds and portfolios for share redemptions        1,310        4,170          155          647          419
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         1,270,705    3,795,121      186,552      716,313      404,861
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                   1,153        3,707          132          559          369
        Issue and administrative expense charge                            157          463           23           88           50
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased         1,625        9,308           --        6,792           91
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        2,935       13,478          155        7,439          510
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            1,267,770    3,781,643      186,397      708,874      404,351
Net assets applicable to contracts in payment period                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $1,267,770   $3,781,643   $  186,397   $  708,874   $  404,351
==================================================================================================================================
Accumulation units outstanding                                       1,944,137    5,808,378      363,975    1,386,796      792,626
==================================================================================================================================
Net asset value per accumulation unit                               $     0.65   $     0.65   $     0.51   $     0.51   $     0.51
==================================================================================================================================

See accompanying notes to financial statements

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                            UTEC4       WMDC6        PVAS1        UMSS1       UMSS2
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $1,385,314   $  531,717   $    2,625   $   69,881   $1,499,298
                                                                    --------------------------------------------------------------
        at market value                                             $1,139,766   $  555,738   $    2,916   $   71,298   $1,529,647
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                            3,606       43,665           --           --       19,865
Receivable from mutual funds and portfolios for share redemptions        1,271          469            3           60        1,273
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         1,144,643      599,872        2,919       71,358    1,550,785
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                   1,130          413            3           51        1,099
        Issue and administrative expense charge                            141           56           --            9          174
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased         3,606       43,665           --           --       19,865
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4,877       44,134            3           60       21,138
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            1,139,766      555,738        2,916       71,298    1,529,647
Net assets applicable to contracts in payment period                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $1,139,766   $  555,738   $    2,916   $   71,298   $1,529,647
==================================================================================================================================
Accumulation units outstanding                                       2,236,653      522,139        2,015       61,488    1,321,211
==================================================================================================================================
Net asset value per accumulation unit                               $     0.51   $     1.06   $     1.45   $     1.16   $     1.16
==================================================================================================================================

See accompanying notes to financial statements

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          PMSS1        UMSS4        UINT1        UINT2       UINT3
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $  308,138   $1,574,986   $  299,277   $  807,452   $  470,526
                                                                    --------------------------------------------------------------
        at market value                                             $  307,457   $1,584,855   $  274,624   $  749,772   $  433,473
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                            3,634       15,386        3,703       13,648           72
Receivable from mutual funds and portfolios for share redemptions          275        1,666          219          678          449
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           311,366    1,601,907      278,546      764,098      433,994
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                     242        1,481          186          586          395
        Issue and administrative expense charge                             33          185           33           92           54
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased         3,634       15,386        3,703       13,648           72
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        3,909       17,052        3,922       14,326          521
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              307,457    1,584,855      274,624      749,772      433,473
Net assets applicable to contracts in payment period                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  307,457   $1,584,855   $  274,624   $  749,772   $  433,473
==================================================================================================================================
Accumulation units outstanding                                         251,581    1,373,613      324,353      887,194      514,024
==================================================================================================================================
Net asset value per accumulation unit                               $     1.22   $     1.15   $     0.85   $     0.85   $     0.84
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          UINT4       UNDS1        UNDS2        PSND1        UNDS4
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $1,543,373   $  109,250   $  291,582   $  255,435   $  426,683
                                                                    --------------------------------------------------------------
        at market value                                             $1,327,193   $  108,643   $  299,245   $  258,449   $  428,041
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                            9,886           --          334        1,115          826
Receivable from mutual funds and portfolios for share redemptions        1,466           91          274          269          450
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         1,338,545      108,734      299,853      259,833      429,317
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                   1,303           77          238          237          400
        Issue and administrative expense charge                            163           14           37           32           50
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased         9,886           --           --        1,115          826
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       11,352           91          275        1,384        1,276
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            1,327,193      108,643      299,578      254,471      428,041
Net assets applicable to contracts in payment period                        --           --           --        3,978           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $1,327,193   $  108,643   $  299,578   $  258,449   $  428,041
==================================================================================================================================
Accumulation units outstanding                                       1,576,124      114,771      316,914      293,016      454,426
==================================================================================================================================
Net asset value per accumulation unit                               $     0.84   $     0.95   $     0.95   $     0.87   $     0.94
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          UTRS1       UTRS2        PSTR1        UTRS4        PSUT1
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $  869,542   $3,738,050   $1,942,793   $3,821,742   $  104,595
                                                                    --------------------------------------------------------------
        at market value                                             $  875,489   $3,794,238   $1,953,153   $3,838,689   $   94,753
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                           34,405       26,599        7,488       15,336           --
Receivable from mutual funds and portfolios for share redemptions          701        3,240        1,951        4,185           95
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           910,595    3,824,077    1,962,592    3,858,210       94,848
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                     596        2,798        1,717        3,720           84
        Issue and administrative expense charge                            105          442          234          465           11
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased        34,405       26,599        7,488       15,336           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       35,106       29,839        9,439       19,521           95
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              875,489    3,794,238    1,953,153    3,838,689       94,753
Net assets applicable to contracts in payment period                        --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  875,489   $3,794,238   $1,953,153   $3,838,689   $   94,753
==================================================================================================================================
Accumulation units outstanding                                         792,426    3,439,804    1,861,342    3,493,459      126,281
==================================================================================================================================
Net asset value per accumulation unit                               $     1.10   $     1.10   $     1.05   $     1.10   $     0.75
==================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                          UGIN1       UGIN2        PGIN1        UGIN4        PIGR1
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds and portfolios:
        at cost                                                     $  295,458   $1,185,569   $  935,028   $1,108,085   $5,499,292
                                                                    --------------------------------------------------------------
        at market value                                             $  284,555   $1,152,706   $  918,483   $1,091,044   $4,269,371
Dividends receivable                                                        --           --           --           --           --
Accounts receivable from American Enterprise Life for
   contract purchase payments                                            1,313           --        7,946        6,252        3,935
Receivable from mutual funds and portfolios for share redemptions          240        1,032          892        1,199        4,472
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           286,108    1,153,738      927,321    1,098,495    4,277,778
==================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
        Mortality and expense risk fee                                     204          891          785        1,066        3,935
        Issue and administrative expense charge                             36          141          107          133          537
        Contract terminations                                               --           --           --           --           --
Payable to mutual funds and portfolios for investments purchased         1,313           --        7,946        6,252        3,935
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        1,553        1,032        8,838        7,451        8,407
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              284,555    1,152,706      918,483    1,091,044    4,256,362
Net assets applicable to contracts in payment period                        --           --           --           --       13,009
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $  284,555   $1,152,706   $  918,483   $1,091,044   $4,269,371
==================================================================================================================================
Accumulation units outstanding                                         287,498    1,166,067      963,282    1,108,568    4,730,889
==================================================================================================================================
Net asset value per accumulation unit                               $     0.99   $     0.99   $     0.95   $     0.98   $     0.90
==================================================================================================================================

See accompanying notes to financial statements

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                     --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                            PBND1        UCMG1        UCMG2        PCMG1       UCMG4
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                     $    5,810   $    9,702   $   38,227   $   25,379   $   61,769
Variable account expenses                                                 1,141        3,339       15,122       12,071       28,012
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                            4,669        6,363       23,105       13,308       33,757
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                               9,351      427,770      716,961      333,971      601,905
        Cost of investments sold                                          9,082      427,768      716,966      333,972      601,903
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                             269            2           (5)          (1)           2
Distributions from capital gains                                             --           --           --           --           --
Net change in unrealized appreciation or depreciation of investments        398          (17)         (73)         (59)        (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                              667          (15)         (78)         (60)        (104)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $    5,336   $    6,348   $   23,027   $   13,248   $   33,653
===================================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                     --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                  PDEI1        UFIF1        UFIF2        UFIF3        UFIF4
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                     $    2,671   $      675   $   39,529   $   14,171   $   26,949
Variable account expenses                                                 3,158          160        9,929        4,061        8,299
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                             (487)         515       29,600       10,110       18,650
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                             479,603       13,277       26,851       20,776       43,527
        Cost of investments sold                                        448,680       13,060       26,662       20,599       43,241
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                          30,923          217          189          177          286
Distributions from capital gains                                             --           --           --           --           --
Net change in unrealized appreciation or depreciation of investments        870          (36)      (3,138)        (258)        (258)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           31,793          181       (2,949)         (81)          28
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $   31,306   $      696   $   26,651   $   10,029   $   18,678
===================================================================================================================================

See accompanying notes to financial statements

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 UNDM1       UNDM2       PNDM1       UNDM4       UGIP1
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                       $     20    $     56    $  6,170    $    260    $  1,636
Variable account expenses                                                    59         141      32,623       1,227       3,056
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                              (39)        (85)    (26,453)       (967)     (1,420)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                                 132         497     548,441      22,443      78,806
        Cost of investments sold                                            171         555     651,343      23,884      83,517
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                             (39)        (58)   (102,902)     (1,441)     (4,711)
Distributions from capital gains                                             --          --          --          --      11,803
Net change in unrealized appreciation or depreciation of investments       (193)      1,623    (331,473)     (9,092)    (19,696)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             (232)      1,565    (434,375)    (10,533)    (12,604)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $   (271)   $  1,480    $(460,828)  $(11,500)   $(14,024)
===============================================================================================================================
                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                       --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 UGIP2       UGIP3       UGIP4       UPRG1       UPRG2
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                       $  4,319    $  4,372    $  8,702    $     --   $      --
Variable account expenses                                                13,293      11,742      26,164       2,639      15,296
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                           (8,974)     (7,370)    (17,462)     (2,639)    (15,296)
===============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                              94,504     472,750     196,085      81,346     307,219
        Cost of investments sold                                         98,210     468,350     194,904      92,291     363,508
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                          (3,706)      4,400       1,181     (10,945)    (56,289)
Distributions from capital gains                                         31,868      30,507      63,243      12,516      78,187
Net change in unrealized appreciation or depreciation of investments     (3,692)    (45,536)    (80,924)    (30,139)   (225,949)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           24,470     (10,629)    (16,500)    (28,568)   (204,051)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        $ 15,496    $(17,999)   $(33,962)   $(31,207)  $(219,347)
===============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                               UPRG3       UPRG4       UTEC1       UTEC2       UTEC3
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                    $     --    $     --    $     --    $     --    $     --
Variable account expenses                                              9,623      28,785       1,202       5,216       3,881
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                        (9,623)    (28,785)     (1,202)     (5,216)     (3,881)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                          265,081     230,387      34,701      68,511     104,729
        Cost of investments sold                                     292,354     276,244      45,955      88,050     144,507
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                      (27,273)    (45,857)    (11,254)    (19,539)    (39,778)
Distributions from capital gains                                      39,199     107,952       9,092      43,864      28,351
Net change in unrealized appreciation or depreciation
  of investments                                                    (114,420)   (322,924)    (23,626)   (117,149)    (73,364)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (102,494)   (260,829)    (25,788)    (92,824)    (84,791)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $(112,117)  $(289,614)  $(26,990)   $(98,040)   $(88,672)
============================================================================================================================
                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                             UTEC4    WMDC6(1)       PVAS1       UMSS1       UMSS2
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                    $     --    $     --    $     11    $    664    $  2,331
Variable account expenses                                             10,157       1,260          23         412       4,077
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                       (10,157)     (1,260)        (12)        252      (1,746)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                           88,176      16,966       3,462      25,346       5,555
        Cost of investments sold                                     118,651      17,020       3,661      26,494       5,386
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                      (30,475)        (54)       (199)     (1,148)        169
Distributions from capital gains                                      64,851          --          60       2,232       7,835
Net change in unrealized appreciation or depreciation
  of investments                                                    (210,940)     24,021         215         417      30,138
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      (176,564)     23,967          76       1,501      38,142
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(186,721)   $ 22,707    $     64    $  1,753    $ 36,396
============================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                               PMSS1       UMSS4       UINT1       UINT2       UINT3
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                    $    927    $  6,812    $  3,151    $  3,596    $  2,224
Variable account expenses                                              1,128       7,557       1,439       3,210       2,252
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                          (201)       (745)      1,712         386         (28)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                           12,908     205,810     152,773      69,777      35,514
        Cost of investments sold                                      13,948     212,408     171,790      76,566      38,731
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                       (1,040)     (6,598)    (19,017)     (6,789)     (3,217)
Distributions from capital gains                                       3,119      22,901      24,784      28,280      17,493
Net change in unrealized appreciation or depreciation
  of investments                                                        (720)      9,035     (25,423)    (57,680)    (39,171)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         1,359      25,338     (19,656)    (36,189)    (24,895)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $  1,158    $ 24,593    $(17,944)   $(35,803)   $(24,923)
============================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                    --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                               UINT4       UNDS1       UNDS2       PSND1       UNDS4
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                    $ 16,833    $     --    $     --         $--    $     --
Variable account expenses                                              8,565         675       1,699       1,686       3,138
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                         8,268        (675)     (1,699)     (1,686)     (3,138)
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                            8,119      13,485       5,374       2,901      11,606
        Cost of investments sold                                      10,922      14,642       5,413       3,037      12,273
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                       (2,803)     (1,157)        (39)       (136)       (667)
Distributions from capital gains                                     132,387       1,401       3,233       2,532       5,451
Net change in unrealized appreciation or depreciation
  of investments (217,635)                                            (1,769)      7,589         564      (1,840)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (88,051)     (1,525)     10,783       2,960       2,944
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $(79,783)   $ (2,200)   $  9,084    $  1,274    $   (194)
============================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                  --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                             UTRS1        UTRS2        PSTR1        UTRS4        PSUT1
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                  $    3,349   $   10,643   $    7,025   $   14,422   $    1,614
Variable account expenses                                              3,733       13,200        9,870       22,362          720
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                          (384)      (2,557)      (2,845)      (7,940)         894
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                           61,802       44,892       85,342      115,989      115,617
        Cost of investments sold                                      64,364       44,859       87,557      118,086      126,456
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                       (2,562)          33       (2,215)      (2,097)     (10,839)
Distributions from capital gains                                       4,972       15,799       10,429       21,410        4,251
Net change in unrealized appreciation or depreciation
  of investments                                                       3,929       52,353        9,745       12,326       (9,882)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         6,339       68,185       17,959       31,639      (16,470)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $    5,955   $   65,628   $   15,114   $   23,699   $  (15,576)
================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                  --------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                             UGIN1        UGIN2        PGIN1        UGIN4        PIGR1
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                  $      262   $    2,255   $    2,958   $    3,443   $    8,753
Variable account expenses                                              1,387        5,631        5,263        6,418       44,250
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                        (1,125)      (3,376)      (2,305)      (2,975)     (35,497)
================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
        Proceeds from sales                                           13,335       78,122       48,984       59,818      171,073
        Cost of investments sold                                      14,713       80,316       49,255       63,471      222,584
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                       (1,378)      (2,194)        (271)      (3,653)     (51,511)
Distributions from capital gains                                         193        1,662        2,181        2,539      356,855
Net change in unrealized appreciation or depreciation
  of investments                                                     (10,903)     (33,781)     (23,691)     (17,560)  (1,078,665)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (12,088)     (34,313)     (21,781)     (18,674)    (773,321)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $  (13,213)  $  (37,689)  $  (24,086)  $  (21,649)  $ (808,818)
================================================================================================================================

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                         PBND1         UCMG1         UCMG2         PCMG1         UCMG4
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                  $    4,669    $    6,363    $   23,105    $   13,308    $   33,757
Net realized gain (loss) on sale of investments                        269             2            (5)           (1)            2
Distributions from capital gains                                        --            --            --            --            --
Net change in unrealized appreciation or depreciation
  of investments                                                       398           (17)          (73)          (59)         (106)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      5,336         6,348        23,027        13,248        33,653
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              --        72,505       414,634       538,610       858,103
Net transfers(1)                                                    21,723       451,974     2,441,327     1,985,789     2,622,121
Annuity payments                                                        --            --            --            --            --
Contract terminations:
        Surrender benefits and contract charges                     (1,903)           (1)      (21,590)      (22,079)      (94,490)
        Death benefits                                                  --            --            --       (92,794)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                              19,820       524,478     2,834,371     2,409,526     3,385,734
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     85,549        54,952            --           366       635,049
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $  110,705    $  585,778    $2,857,398    $2,423,140    $4,054,436
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              81,583        53,407            --           350       618,285
Contract purchase payments                                              --        68,993       416,079       503,480       820,668
Net transfers(1)                                                    19,467       431,923     2,433,405     1,854,182     2,508,422
Contract terminations:
        Surrender benefits and contract charges                     (1,756)           (1)      (21,393)      (20,569)      (89,957)
        Death benefits                                                  --            --            --       (87,359)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    99,294       554,322     2,828,091     2,250,084     3,857,418
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                            PDEI1         UFIF1         UFIF2         UFIF3         UFIF4
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $     (487)   $      515    $   29,600    $   10,110    $   18,650
Net realized gain (loss) on sale of investments                      30,923           217           189           177           286
Distributions from capital gains                                         --            --            --            --            --
Net change in unrealized appreciation or depreciation
  of investments                                                        870           (36)       (3,138)         (258)         (258)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      31,306           696        26,651        10,029        18,678
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          139,247        15,698     2,012,813       562,396       763,512
Net transfers(1)                                                    407,388        16,452       721,934       304,914       680,896
Annuity payments                                                         --            --            --            --            --
Contract terminations:
        Surrender benefits and contract charges                    (477,380)           (1)      (33,345)       (2,355)      (29,266)
        Death benefits                                                   --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                               69,255        32,149     2,701,402       864,955     1,415,142
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     243,860            --        25,713        15,626        35,623
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $  344,421    $   32,845    $2,753,766    $  890,610    $1,469,443
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              244,084            --        24,512        14,725        33,594
Contract purchase payments                                          142,415        14,456     1,843,436       508,795       693,532
Net transfers(1)                                                    406,604        15,082       657,659       277,596       619,878
Contract terminations:
        Surrender benefits and contract charges                    (451,275)           (1)      (30,290)       (2,124)      (26,462)
        Death benefits                                                   --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    341,828        29,537     2,495,317       798,992     1,320,542
====================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                              UNDM1         UNDM2         PNDM1         UNDM4         UGIP1
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $      (39)   $      (85)   $  (26,453)   $     (967)   $   (1,420)
Net realized gain (loss) on sale of investments                         (39)          (58)     (102,902)       (1,441)       (4,711)
Distributions from capital gains                                         --            --            --            --        11,803
Net change in unrealized appreciation or depreciation
  of investments                                                       (193)        1,623      (331,473)       (9,092)      (19,696)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (271)        1,480      (460,828)      (11,500)      (14,024)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            9,189           713       607,529        43,573       123,556
Net transfers(1)                                                      6,296        59,116     1,266,355        87,563       490,750
Annuity payments                                                         --            --        (7,793)           --            --
Contract terminations:
        Surrender benefits and contract charges                          (1)           --      (459,875)       (3,880)      (12,406)
        Death benefits                                                   --            --        (9,657)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                               15,484        59,829     1,396,559       127,256       601,900
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --            --     2,069,454        29,559        30,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $   15,213    $   61,309    $3,005,185    $  145,315    $  617,944
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --            --     1,936,840        32,247        30,898
Contract purchase payments                                           11,414           899       687,507        49,438       123,116
Net transfers(1)                                                      8,673        80,015     1,355,496       111,546       499,688
Contract terminations:
        Surrender benefits and contract charges                          (1)           --      (490,439)         (103)      (13,382)
        Death benefits                                                   --            --       (11,149)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     20,086        80,914     3,478,255       193,128       640,320
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                            UGIP2         UGIP3         UGIP4         UPRG1         UPRG2
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $   (8,974)   $   (7,370)   $  (17,462)   $   (2,639)   $  (15,296)
Net realized gain (loss) on sale of investments                      (3,706)        4,400         1,181       (10,945)      (56,289)
Distributions from capital gains                                     31,868        30,507        63,243        12,516        78,187
Net change in unrealized appreciation or depreciation
  of investments                                                     (3,692)      (45,536)      (80,924)      (30,139)     (225,949)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      15,496       (17,999)      (33,962)      (31,207)     (219,347)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,747,537       458,299     1,719,362       183,888     1,008,847
Net transfers(1)                                                  1,660,648     1,442,849     2,582,443       307,876     1,212,475
Annuity payments                                                         --          (662)           --            --            --
Contract terminations:
        Surrender benefits and contract charges                     (17,918)       (5,498)      (19,704)      (13,189)      (44,283)
        Death benefits                                                   --        (9,495)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                            3,390,267     1,885,493     4,282,101       478,575     2,177,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      63,048       207,385       283,215        37,557       350,148
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $3,468,811    $2,074,879    $4,531,354    $  484,925    $2,307,840
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               64,843       213,427       291,617        47,151       437,601
Contract purchase payments                                        1,838,249       466,484     1,764,737       261,198     1,439,428
Net transfers(1)                                                  1,716,320     1,494,953     2,684,016       453,760     1,721,277
Contract terminations:
        Surrender benefits and contract charges                     (18,656)      (12,933)      (18,401)      (21,216)      (67,371)
        Death benefits                                                   --       (10,130)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,600,756     2,151,801     4,721,969       740,893     3,530,935
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                              UPRG3         UPRG4         UTEC1         UTEC2         UTEC3
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $   (9,623)   $  (28,785)   $   (1,202)   $   (5,216)   $   (3,881)
Net realized gain (loss) on sale of investments                     (27,273)      (45,857)      (11,254)      (19,539)      (39,778)
Distributions from capital gains                                     39,199       107,952         9,092        43,864        28,351
Net change in unrealized appreciation or depreciation
  of investments                                                   (114,420)     (322,924)      (23,626)     (117,149)      (73,364)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    (112,117)     (289,614)      (26,990)      (98,040)      (88,672)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          157,855     1,263,458       121,241       225,007        37,757
Net transfers(1)                                                    895,426     2,294,705        63,114       449,913       269,095
Annuity payments                                                         --            --            --            --            --
Contract terminations:
        Surrender benefits and contract charges                      (4,991)      (45,827)       (1,565)      (17,863)       (6,099)
        Death benefits                                               (8,714)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                            1,039,576     3,512,336       182,790       657,057       300,753
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     340,311       558,921        30,597       149,857       192,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,267,770    $3,781,643    $  186,397    $  708,874    $  404,351
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              425,680       699,537        44,108       216,059       277,449
Contract purchase payments                                          235,669     1,827,261       209,427       429,157        61,650
Net transfers(1)                                                  1,303,540     3,348,164       113,615       774,951       464,353
Contract terminations:
        Surrender benefits and contract charges                      (7,238)      (66,584)       (3,175)      (33,371)      (10,826)
        Death benefits                                              (13,514)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,944,137     5,808,378       363,975     1,386,796       792,626
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                          UTEC4       WMDC6(1)       PVAS1         UMSS1         UMSS2
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $  (10,157)   $   (1,260)   $      (12)   $      252    $   (1,746)
Net realized gain (loss) on sale of investments                     (30,475)          (54)         (199)       (1,148)          169
Distributions from capital gains                                     64,851            --            60         2,232         7,835
Net change in unrealized appreciation or depreciation
  of investments                                                   (210,940)       24,021           215           417        30,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    (186,721)       22,707            64         1,753        36,396
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          380,454       212,955         2,501        17,737       937,965
Net transfers(2)                                                    634,868       320,479            21        28,942       551,900
Annuity payments                                                         --            --            --            --            --
Contract terminations:
        Surrender benefits and contract charges                      (5,700)         (403)           (2)           (2)       (4,404)
        Death benefits                                                   --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                            1,009,622       533,031         2,520        46,677     1,485,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     316,865            --           332        22,868         7,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,139,766    $  555,738    $    2,916    $   71,298    $1,529,647
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              456,291            --           258        20,898         7,156
Contract purchase payments                                          656,452       208,795         1,678        15,686       832,710
Net transfers(2)                                                  1,134,580       313,727            80        24,906       485,217
Contract terminations:
        Surrender benefits and contract charges                     (10,670)         (383)           (1)           (2)       (3,872)
        Death benefits                                                   --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,236,653       522,139         2,015        61,488     1,321,211
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                            PMSS1         UMSS4         UINT1         UINT2         UINT3
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $     (201)   $     (745)   $    1,712    $      386    $      (28)
Net realized gain (loss) on sale of investments                      (1,040)       (6,598)      (19,017)       (6,789)       (3,217)
Distributions from capital gains                                      3,119        22,901        24,784        28,280        17,493
Net change in unrealized appreciation or depreciation
  of investments                                                       (720)        9,035       (25,423)      (57,680)      (39,171)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       1,158        24,593       (17,944)      (35,803)      (24,923)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          125,964       883,909        90,371       494,955       336,929
Net transfers(1)                                                    180,043       706,194       188,209       307,894        68,793
Annuity payments                                                         --            --            --            --            --
Contract terminations:
        Surrender benefits and contract charges                        (110)      (45,781)       (8,694)       (5,189)          (94)
        Death benefits                                                   --            --            --       (12,085)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                              305,897     1,544,322       269,886       785,575       405,628
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         402        15,940        22,682            --        52,768
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $  307,457    $1,584,855    $  274,624    $  749,772    $  433,473
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  347        14,596        22,275            --        51,901
Contract purchase payments                                          102,958       767,737       102,202       554,490       383,308
Net transfers(1)                                                    148,365       626,832       210,429       353,777        78,926
Contract terminations:
        Surrender benefits and contract charges                         (89)      (35,552)      (10,553)       (6,199)         (111)
        Death benefits                                                   --            --            --       (14,874)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    251,581     1,373,613       324,353       887,194       514,024
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                              UINT4         UNDS1         UNDS2         PSND1         UNDS4
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $    8,268    $     (675)   $   (1,699)   $   (1,686)   $   (3,138)
Net realized gain (loss) on sale of investments                      (2,803)       (1,157)          (39)         (136)         (667)
Distributions from capital gains                                    132,387         1,401         3,233         2,532         5,451
Net change in unrealized appreciation or depreciation
  of investments                                                   (217,635)       (1,769)        7,589           564        (1,840)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (79,783)       (2,200)        9,084         1,274          (194)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          371,861        20,765       124,127       129,065       221,896
Net transfers(1)                                                    982,316        66,314       160,521        97,859       129,860
Annuity payments                                                         --            --            --          (397)           --
Contract terminations:
        Surrender benefits and contract charges                      (1,242)       (2,961)         (784)       (1,735)         (384)
        Death benefits                                                   --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                            1,352,935        84,118       283,864       224,792       351,372
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      54,041        26,725         6,630        32,383        76,863
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,327,193    $  108,643    $  299,578    $  258,449    $  428,041
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               53,183        26,563         6,578        34,887        76,299
Contract purchase payments                                          419,291        21,207       139,838       147,654       238,430
Net transfers(1)                                                  1,105,199        70,191       171,436       117,628       140,127
Contract terminations:
        Surrender benefits and contract charges                      (1,549)       (3,190)         (938)       (7,153)         (430)
        Death benefits                                                   --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,576,124       114,771       316,914       293,016       454,426
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                 ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                            UTRS1         UTRS2         PSTR1         UTRS4         PSUT1
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $     (384)   $   (2,557)   $   (2,845)   $   (7,940)   $      894
Net realized gain (loss) on sale of investments                      (2,562)           33        (2,215)       (2,097)      (10,839)
Distributions from capital gains                                      4,972        15,799        10,429        21,410         4,251
Net change in unrealized appreciation or depreciation
  of investments                                                      3,929        52,353         9,745        12,326        (9,882)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       5,955        65,628        15,114        23,699       (15,576)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          216,682     2,588,289     1,070,360     1,922,342        64,791
Net transfers(1)                                                    624,486     1,063,897       881,412     1,800,468        38,662
Annuity payments                                                         --            --            --            --            --
Contract terminations:
        Surrender benefits and contract charges                     (21,914)      (19,356)      (28,231)      (64,768)         (344)
        Death benefits                                                   --            --        (9,792)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                              819,254     3,632,830     1,913,749     3,658,042       103,109
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      50,280        95,780        24,290       156,948         7,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $  875,489    $3,794,238    $1,953,153    $3,838,689    $   94,753
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               45,091        85,899        22,867       140,959         7,178
Contract purchase payments                                          195,081     2,391,500     1,029,091     1,754,185        69,927
Net transfers(1)                                                    572,590       980,144       846,446     1,654,905        49,583
Contract terminations:
        Surrender benefits and contract charges                     (20,336)      (17,739)      (27,533)      (56,590)         (407)
        Death benefits                                                   --            --        (9,529)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    792,426     3,439,804     1,861,342     3,493,459       126,281
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           UGIN1         UGIN2         PGIN1         UGIN4         PIGR1
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                  $   (1,125)   $   (3,376)   $   (2,305)   $   (2,975)   $  (35,497)
Net realized gain (loss) on sale of investments                     (1,378)       (2,194)         (271)       (3,653)      (51,511)
Distributions from capital gains                                       193         1,662         2,181         2,539       356,855
Net change in unrealized appreciation or depreciation
  of investments                                                   (10,903)      (33,781)      (23,691)      (17,560)   (1,078,665)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    (13,213)      (37,689)      (24,086)      (21,649)     (808,818)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         151,452       607,757       396,851       560,131     1,091,340
Net transfers(1)                                                   151,945       567,879       398,967       561,642     1,176,748
Annuity payments                                                        --            --            --            --        (2,347)
Contract terminations:
        Surrender benefits and contract charges                     (5,629)      (17,923)       (3,916)      (27,456)      (43,016)
        Death benefits                                                  --            --            --            --       (14,376)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from  transactions                             297,768     1,157,713       791,902     1,094,317     2,208,349
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         --        32,682       150,667        18,376     2,869,840
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $  284,555    $1,152,706    $  918,483    $1,091,044    $4,269,371
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  --        30,618       146,043        17,240     2,473,705
Contract purchase payments                                         144,472       591,412       405,472       558,732     1,136,371
Net transfers(1)                                                   149,083       561,910       415,841       560,775     1,181,046
Contract terminations:
        Surrender benefits and contract charges                     (6,057)      (17,873)       (4,074)      (28,179)      (45,164)
        Death benefits                                                  --            --            --            --       (15,069)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   287,498     1,166,067       963,282     1,108,568     4,730,889
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  -----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                       PBND1      UCMG1(1)     PCMG1       UCMG4(1)     PDEI1
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                    $     841    $     298   $      14    $   3,172   $     (61)
Net realized gain (loss) on investments                                  60           --          --            3          49
Net change in unrealized appreciation or depreciation
  of investments                                                      1,187            1          (3)          14       8,446
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       2,088          299          11        3,189       8,434
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           89,791       54,653          94      585,259      14,575
Net transfers(2)                                                     (5,425)          --          --       46,601     220,913
Annuity payments                                                         --           --          --           --          --
Contract terminations:
        Surrender benefits and contract charges                      (1,166)          --          (1)          --        (329)
        Death benefits                                                   --           --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                83,200       54,653          93      631,860     235,159
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         261           --         262           --         267
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $  85,549    $  54,952   $     366    $ 635,049   $ 243,860
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                  258           --         260           --         262
Contract purchase payments                                           87,715       53,407          91      572,858      14,864
Net transfers(2)                                                     (5,265)          --          --       45,427     229,295
Contract terminations:
        Surrender benefits and contract charges                      (1,125)          --          (1)          --        (337)
        Death benefits                                                   --           --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     81,583       53,407         350      618,285     244,084
=============================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                 ----------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                          UFIF2(1)     UFIF3(1)     UFIF4(1)      PNDM1      UNDM4(1)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                   $       242  $       108  $       148  $   116,826   $       265
Net realized gain (loss) on investments                                    1           --            1       (7,257)            3
Net change in unrealized appreciation or depreciation
  of investments                                                         414          222          350     (341,143)          (63)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          657          330          499     (231,574)          205
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            23,090       10,194       35,124    1,244,404        25,451
Net transfers(2)                                                       1,966        5,102           --    1,073,929         3,903
Annuity payments                                                          --           --           --      (10,499)           --
Contract terminations:
        Surrender benefits and contract charges                           --           --           --       (7,102)           --
        Death benefits                                                    --           --           --           --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                 25,056       15,296       35,124    2,300,732        29,354
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           --           --           --          296            --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                        $    25,713  $    15,626  $    35,623  $ 2,069,454   $    29,559
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    --           --           --          257            --
Contract purchase payments                                            22,629        9,850       33,594    1,081,501        28,176
Net transfers(2)                                                       1,883        4,875           --      967,900         4,071
Contract terminations:
        Surrender benefits and contract charges                           --           --           --     (112,818)           --
        Death benefits                                                    --           --           --           --            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      24,512       14,725       33,594    1,936,840        32,247
=================================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
        AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                     -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                            UGIP1(1)     UGIP2(1)     UGIP3(1)     UGIP4(1)     UPRG1(1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                       $     (28)   $     (32)   $    (184)   $    (537)   $     (55)
Net realized gain (loss) on investments                                      8            7           (1)         151           (8)
Net change in unrealized appreciation or depreciation
  of investments                                                         1,011        1,768        5,212       11,468       (2,939)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            991        1,743        5,027       11,082       (3,002)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                              25,069       22,588       82,194      223,497       38,386
Net transfers(2)                                                         4,008       38,779      121,636       48,758        2,173
Annuity payments                                                            --           --           --           --           --
Contract terminations:
        Surrender benefits and contract charges                             --          (62)      (1,472)        (122)          --
        Death benefits                                                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                   29,077       61,305      202,358      272,133       40,559
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $  30,068    $  63,048    $ 207,385    $ 283,215    $  37,557
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                      --           --           --           --           --
Contract purchase payments                                              26,684       24,318       86,805      239,464       44,608
Net transfers(2)                                                         4,214       40,589      128,206       52,279        2,543
Contract terminations:
        Surrender benefits and contract charges                             --          (64)      (1,584)        (126)          --
        Death benefits                                                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        30,898       64,843      213,427      291,617       47,151
==================================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                  -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                         UPRG2(1)     UPRG3(1)     UPRG4(1)     UTEC1(1)     UTEC2(1)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                    $    (617)   $    (666)   $    (992)   $     (34)   $    (283)
Net realized gain (loss) on investments                                 (51)      (2,698)     (13,665)         (10)         (74)
Net change in unrealized appreciation or depreciation
  of investments                                                    (40,172)     (32,920)     (35,403)      (3,540)     (35,442)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (40,840)     (36,284)     (50,060)      (3,584)     (35,799)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          269,503      254,627      321,524       25,980      111,742
Net transfers(2)                                                    121,685      122,280      288,563        8,232       74,006
Annuity payments                                                         --           --           --           --           --
Contract terminations:
        Surrender benefits and contract charges                        (200)        (312)      (1,106)         (31)         (92)
        Death benefits                                                   --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                               390,988      376,595      608,981       34,181      185,656
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $ 350,148    $ 340,311    $ 558,921    $  30,597    $ 149,857
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --           --           --           --           --
Contract purchase payments                                          290,668      279,988      354,081       33,192      113,966
Net transfers(2)                                                    147,183      146,082      346,750       10,961      102,226
Contract terminations:
        Surrender benefits and contract charges                        (250)        (390)      (1,294)         (45)        (133)
        Death benefits                                                   --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    437,601      425,680      699,537       44,108      216,059
===============================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                   -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                          UTEC3(1)     UTEC4(1)        PVAS1     UMSS1(1)     UMSS2(1)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                     $    (318)   $    (353)   $      (3)   $     (25)   $      (5)
Net realized gain (loss) on investments                                  (71)          (1)           1            8            4
Net change in unrealized appreciation or depreciation
  of investments                                                     (33,007)     (34,608)          65        1,000          211
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (33,396)     (34,962)          63          983          210
================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           158,201      281,344           --       21,885           --
Net transfers(2)                                                      68,003       70,531           --           --        7,625
Annuity payments                                                          --           --           --           --           --
Contract terminations:
        Surrender benefits and contract charges                         (538)         (48)          (1)          --          (45)
        Death benefits                                                    --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                225,666      351,827           (1)      21,885        7,580
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           --           --          270           --           --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 192,270    $ 316,865    $     332    $  22,868    $   7,790
================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    --           --          259           --           --
Contract purchase payments                                           187,411      365,893           --       20,898           --
Net transfers(2)                                                      90,743       90,468           --           --        7,199
Contract terminations:
        Surrender benefits and contract charges                         (705)         (70)          (1)          --          (43)
        Death benefits                                                    --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     277,449      456,291          258       20,898        7,156
================================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                               PMSS1     UMSS4(1)     UINT1(1)     UINT3(1)     UINT4(1)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                       $      11    $      (6)   $     (25)   $    (118)   $     (76)
Net realized gain (loss) on investments                                     --            3            4           --           23
Net change in unrealized appreciation or depreciation of investments        30          834          770        2,118        1,455
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             41          831          749        2,000        1,402
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  93       15,109       21,933       45,916       25,315
Net transfers(2)                                                            --           --           --        4,852       27,324
Annuity payments                                                            --           --           --           --           --
Contract terminations:
        Surrender benefits and contract charges                             (1)          --           --           --           --
        Death benefits                                                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                       92       15,109       21,933       50,768       52,639
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            269           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $     402    $  15,940    $  22,682    $  52,768    $  54,041
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     260           --           --           --           --
Contract purchase payments                                                  88       14,596       22,275       46,971       25,344
Net transfers(2)                                                            --           --           --        4,930       27,839
Contract terminations:
        Surrender benefits and contract charges                             (1)          --           --           --           --
        Death benefits                                                      --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           347       14,596       22,275       51,901       53,183
==================================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                     --------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                           UNDS1(1)    UNDS2(1)    PSND1(1)    UNDS4(1)    UTRS1(1)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                       $    (21)   $     (7)   $    (28)   $    (52)   $    (99)
Net realized gain (loss) on investments                                     3           3           2           1           6
Net change in unrealized appreciation or depreciation
  of investments                                                        1,162          74       2,450       3,198       2,018
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         1,144          70       2,424       3,147       1,925
=============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             17,362       3,968      20,320      53,768      28,266
Net transfers(2)                                                        8,219       2,592       9,639      19,948      21,052
Annuity payments                                                           --          --          --          --          --
Contract terminations:
        Surrender benefits and contract charges                            --          --          --          --        (963)
        Death benefits                                                     --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                  25,581       6,560      29,959      73,716      48,355
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                            $ 26,725    $  6,630    $ 32,383    $ 76,863    $ 50,280
=============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     --          --          --          --          --
Contract purchase payments                                             18,114       3,862      24,133      55,388      26,706
Net transfers(2)                                                        8,449       2,716      10,754      20,911      19,245
Contract terminations:
        Surrender benefits and contract charges                            --          --          --          --        (860)
        Death benefits                                                     --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       26,563       6,578      34,887      76,299      45,091
=============================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                  -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                         UTRS2(1)     PSTR1(1)     UTRS4(1)     PSUT1(2)     UGIN2(1)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                    $    (120)   $     (19)   $    (166)   $      (4)   $     (16)
Net realized gain (loss) on investments                                   7           --            3           --            5
Net change in unrealized appreciation or depreciation
  of investments                                                      3,835          615        4,621           40          918
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       3,722          596        4,458           36          907
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           88,762       22,743       70,490        7,184       19,815
Net transfers(3)                                                      3,296          951       82,000           --       11,960
Annuity payments                                                         --           --           --           --           --
Contract terminations:
        Surrender benefits and contract charges                          --           --           --           --           --
        Death benefits                                                   --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                92,058       23,694      152,490        7,184       31,775
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $  95,780    $  24,290    $ 156,948    $   7,220    $  32,682
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   --           --           --           --           --
Contract purchase payments                                           82,875       21,956       65,277        7,178       18,897
Net transfers(3)                                                      3,024          911       75,682           --       11,721
Contract terminations:
        Surrender benefits and contract charges                          --           --           --           --           --
        Death benefits                                                   --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     85,899       22,867      140,959        7,178       30,618
===============================================================================================================================



(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.

(3)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                       -----------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 PGIN1       UGIN4(1)          PIGR1
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss)-- net                                         $      (543)   $       (16)   $   (11,274)
Net realized gain (loss) on investments                                         15              2         (2,473)
Net change in unrealized appreciation or depreciation of investments         7,152            519       (151,320)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              6,624            505       (165,067)
================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                 123,688          4,714      2,218,356
Net transfers(2)                                                            20,152         13,157        836,381
Annuity payments                                                                --             --         (2,881)
Contract terminations:
        Surrender benefits and contract charges                                (51)            --        (12,027)
        Death benefits                                                          --             --         (5,246)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                      143,789         17,871      3,034,583
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                254             --            324
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $   150,667    $    18,376    $ 2,869,840
================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         262             --            252
Contract purchase payments                                                 125,139          4,465      1,804,874
Net transfers(2)                                                            20,694         12,775        713,250
Contract terminations:
        Surrender benefits and contract charges                                (52)            --        (39,803)
        Death benefits                                                          --             --         (4,868)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           146,043         17,240      2,473,705
================================================================================================================



(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act).

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT            INVESTMENT                                                        SHARES           NAV
------------------------------------------------------------------------------------------------------------
PBND1                 AXP(R) Variable Portfolio - Bond Fund                             10,538        $10.47

UCMG1                 AXP(R) Variable Portfolio - Cash Management Fund                 564,765          1.00
UCMG2                                                                                2,861,531          1.00
PCMG1                                                                                2,419,194          1.00
UCMG4                                                                                4,037,835          1.00

PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund        34,128         10.10

UFIF1                 AXP(R) Variable Portfolio - Federal Income Fund                    3,086         10.33
UFIF2                                                                                  265,275         10.33
UFIF3                                                                                   85,749         10.33
UFIF4                                                                                  140,837         10.33

UNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                   953         15.97
UNDM2                                                                                    3,842         15.97
PNDM1                                                                                  186,009         15.97
UNDM4                                                                                    9,110         15.97

UGIP1                 Alliance VP Growth and Income Portfolio (Class B)                 28,046         22.03
UGIP2                                                                                  157,459         22.03
UGIP3                                                                                   94,184         22.03
UGIP4                                                                                  205,690         22.03

UPRG1                 Alliance VP Premier Growth Portfolio (Class B)                    19,397         25.00
UPRG2                                                                                   92,314         25.00
UPRG3                                                                                   50,711         25.00
UPRG4                                                                                  151,266         25.00

UTEC1                 Alliance VP Technology Portfolio (Class B)                        10,869         17.15
UTEC2                                                                                   41,334         17.15
UTEC3                                                                                   23,577         17.15
UTEC4                                                                                   66,459         17.15

WMDC6                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 28,514         19.49

PVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2            268         10.89

UMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                     5,082         14.03
UMSS2                                                                                  109,027         14.03
PMSS1                                                                                   21,914         14.03
UMSS4                                                                                  112,962         14.03

UINT1                 FTVIPT Templeton Foreign Securities Fund - Class 2                23,392         11.74
UINT2                                                                                   63,865         11.74
UINT3                                                                                   36,923         11.74
UINT4                                                                                  113,049         11.74

UNDS1                 MFS(R) New Discovery Series - Service Class                        7,138         15.22
UNDS2                                                                                   19,661         15.22
PSND1                                                                                   16,981         15.22
UNDS4                                                                                   28,124         15.22

UTRS1                 MFS(R) Total Return Series - Service Class                        47,222         18.54
UTRS2                                                                                  204,651         18.54
PSTR1                                                                                  105,348         18.54
UTRS4                                                                                  207,049         18.54

PSUT1                 MFS(R) Utilities Series - Service Class                            5,959         15.90

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT            INVESTMENT                                                        SHARES           NAV
------------------------------------------------------------------------------------------------------------
UGIN1                 Putnam VT Growth and Income Fund - Class IB Shares                12,140        $23.44
UGIN2                                                                                   49,177         23.44
PGIN1                                                                                   39,184         23.44
UGIN4                                                                                   46,546         23.44

PIGR1                 Putnam VT International Growth Fund - Class IB Shares            345,418         12.36

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

A maximum anniversary value death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.10% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                         0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                               0.610% to 0.535%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                            0.630% to 0.570%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                         0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                               0.050% to 0.025%
AXP(R) Variable Portfolio - New Dimensions Fund(R)                            0.050% to 0.030%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT            INVESTMENT                                                     PURCHASES
----------------------------------------------------------------------------------------------
PBND1                 AXP(R) Variable Portfolio - Bond Fund                       $     33,847

UCMG1                 AXP(R) Variable Portfolio - Cash Management Fund                 937,517
UCMG2                                                                                3,577,543
PCMG1                                                                                2,751,993
UCMG4                                                                                4,005,536

PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund       548,503

UFIF1                 AXP(R) Variable Portfolio - Federal Income Fund                   44,883
UFIF2                                                                                2,745,253
UFIF3                                                                                  891,327
UFIF4                                                                                1,463,220

UNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                15,510
UNDM2                                                                                   60,290
PNDM1                                                                                1,882,315
UNDM4                                                                                  148,882

UGIP1                 Alliance VP Growth and Income Portfolio (Class B)                690,990
UGIP2                                                                                3,532,609
UGIP3                                                                                2,381,380
UGIP4                                                                                4,526,498

UPRG1                 Alliance VP Premier Growth Portfolio (Class B)                   569,798
UPRG2                                                                                2,557,368
UPRG3                                                                                1,339,440
UPRG4                                                                                3,831,683

UTEC1                 Alliance VP Technology Portfolio (Class B)                       227,800
UTEC2                                                                                  780,785
UTEC3                                                                                  435,159
UTEC4                                                                                1,153,335

WMDC6                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                548,737

PVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2          6,030

UMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                    74,507
UMSS2                                                                                1,497,105
PMSS1                                                                                  321,723
UMSS4                                                                                1,772,288

UINT1                 FTVIPT Templeton Foreign Securities Fund - Class 2               449,155
UINT2                                                                                  884,018
UINT3                                                                                  458,607
UINT4                                                                                1,505,944

UNDS1                 MFS(R) New Discovery Series - Service Class                       98,329
UNDS2                                                                                  290,439
PSND1                                                                                  230,460
UNDS4                                                                                  367,912

UTRS1                 MFS(R) Total Return Series - Service Class                       885,674
UTRS2                                                                                3,690,972
PSTR1                                                                                2,006,675
UTRS4                                                                                3,792,960

PSUT1                 MFS(R) Utilities Series - Service Class                          223,871

UGIN1                 Putnam VT Growth and Income Fund - Class IB Shares               310,171
UGIN2                                                                                1,234,121
PGIN1                                                                                  840,762
UGIN4                                                                                1,153,699

PIGR1                 Putnam VT International Growth Fund - Class IB Shares          2,712,096

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   PBND1      UCMG1     UCMG2     PCMG1     UCMG4     PDEI1     UFIF1     UFIF2     UFIF3    UFIF4
                                   -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $ 1.05    $ 1.03    $ 1.00    $ 1.05    $ 1.03    $ 1.00    $ 1.06    $ 1.05    $ 1.06   $ 1.06
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $ 1.11    $ 1.06    $ 1.01    $ 1.08    $ 1.05    $ 1.01    $ 1.11    $ 1.10    $ 1.11   $ 1.11
Units (000s)                           99       554     2,828     2,250     3,857       342        30     2,495       799    1,321
Net assets (000s)                  $  111    $  586    $2,857    $2,423    $4,054    $  344    $   33    $2,754    $  891   $1,469
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 6.43%     2.91%     2.80%     2.64%     2.99%     1.07%     4.25%     4.39%     4.39%    4.41%
Expense ratio(2)                     1.25%     1.00%     1.10%     1.25%     1.35%     1.25%     1.00%     1.10%     1.25%    1.35%
Total return(3)                      5.71%     2.91%     1.00%     2.86%     1.94%     1.00%     4.72%     4.76%     4.72%    4.72%
----------------------------------------------------------------------------------------------------------------------------------
                                   UNDM1      UNDM2     PNDM1     UNDM4     UGIP1     UGIP2     UGIP3     UGIP4     UPRG1    UPRG2
                                   -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $ 0.92    $ 0.92    $ 1.03    $ 0.92    $ 0.97    $ 0.97    $ 0.97    $ 0.97    $ 0.80   $ 0.80
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $ 0.76    $ 0.76    $ 0.85    $ 0.75    $ 0.97    $ 0.96    $ 0.96    $ 0.96    $ 0.65   $ 0.65
Units (000s)                           20        81     3,478       193       640     3,601     2,152     4,722       741    3,531
Net assets (000s)                  $   15    $   61    $3,005    $  145    $  618    $3,469    $2,075    $4,531    $  485   $2,308
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 0.34%     0.43%     0.24%     0.28%     0.53%     0.35%     0.46%     0.45%       --       --
Expense ratio(2)                     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%    1.10%
Total return(3)                    (17.39%)  (17.39%)  (17.48%)  (18.48%)    0.00%    (1.03%)   (1.03%)   (1.03%)  (18.75%) (18.75%)
----------------------------------------------------------------------------------------------------------------------------------
                                   UPRG3      UPRG4     UTEC1     UTEC2     UTEC3     UTEC4    WMDC6(4)   PVAS1     UMSS1   UMSS2
                                   -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $ 0.80    $ 0.80    $ 0.69    $ 0.69    $ 0.69    $ 0.69        --    $ 1.29    $ 1.09   $ 1.09
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $ 0.65    $ 0.65    $ 0.51    $ 0.51    $ 0.51    $ 0.51    $ 1.06    $ 1.45    $ 1.16   $ 1.16
Units (000s)                        1,944     5,808       364     1,387       793     2,237       522         2        61    1,321
Net assets (000s)                  $1,268    $3,782    $  186    $  709    $  404    $1,140    $  556    $    3    $   71   $1,530
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                   --        --        --        --        --        --        --      0.58%     1.62%    0.63%
Expense ratio(2)                     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.25%     1.25%     1.00%    1.10%
Total return(3)                    (18.75%)  (18.75%)  (26.09%)  (26.09%)  (26.09%)  (26.09%)    6.00%    12.40%     6.42%    6.42%
----------------------------------------------------------------------------------------------------------------------------------
                                   PMSS1      UMSS4     UINT1     UINT2     UINT3     UINT4     UNDS1     UNDS2     PSND1    UNDS4
                                   -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $ 1.16    $ 1.09    $ 1.02    $ 1.02    $ 1.02    $ 1.02    $ 1.01    $ 1.01    $ 0.93   $ 1.01
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $ 1.22    $ 1.15    $ 0.85    $ 0.85    $ 0.84    $ 0.84    $ 0.95    $ 0.95    $ 0.87   $ 0.94
Units (000s)                          252     1,374       324       887       514     1,576       115       317       293      454
Net assets (000s)                  $  307    $1,585    $  275    $  750    $  433    $1,327    $  109    $  300    $  258   $  428
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                 1.02%     1.21%     2.18%     1.23%     1.23%     2.64%       --        --        --       --
Expense ratio(2)                     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%    1.35%
Total return(3)                      5.17%     5.50%   (16.67%)  (16.67%)  (17.65%)  (17.65%)   (5.94%)   (5.94%)   (6.45%)  (6.93%)
----------------------------------------------------------------------------------------------------------------------------------

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   UTRS1     UTRS2     PSTR1     UTRS4     PSUT1     UGIN1     UGIN2     PGIN1     UGIN4     PIGR1
                                  ------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $ 1.12    $ 1.12    $ 1.06    $ 1.11    $ 1.01    $ 1.07    $ 1.07    $ 1.03    $ 1.07    $ 1.15
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $ 1.10    $ 1.10    $ 1.05    $ 1.10    $ 0.75    $ 0.99    $ 0.99    $ 0.95    $ 0.98    $ 0.90
Units (000s)                         792     3,440     1,861     3,493       126       287     1,166       963     1,109     4,731
Net assets (000s)                 $  875    $3,794    $1,953    $3,839    $   95    $  285    $1,153    $  918    $1,091    $4,269
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.90%     0.88%     0.89%     0.87%     2.76%     0.19%     0.44%     0.70%     0.72%     0.25%
Expense ratio(2)                    1.00%     1.10%     1.25%     1.35%     1.25%     1.00%     1.10%     1.25%     1.35%     1.25%
Total return(3)                    (1.79%)   (1.79%)   (0.94%)   (0.90%)  (25.74%)   (7.48%)   (7.48%)   (7.77%)   (8.41%)  (21.74%)
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

(4)  Operations commenced on May 1, 2001.

                                                               45272-20 A (7/02)

PART C.

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Balance Sheet as of March 31, 2002 (unaudited)
     Statements of Income as of March 31, 2002 and 2001 (unaudited)
     Consolidated Statements of Cash Flows as of March 31, 2002 and 2001 (unaudited)
     Notes to Financial Statements

     Report of Independent Auditors dated Jan. 28, 2002
     Consolidated Balance sheets as of Dec. 31, 2001 and 2000
     Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999
     Notes to Consolidated Financial Statements

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - Evergreen Essential(SM) Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Evergreen New Solutions Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, is filed electronically herewith.

2.        Not applicable.

3.1 Form of Selling Agreement filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

3.2       Form of Master General Agent  Agreement for American  Enterprise  Life
          Insurance   Company   Variable   Annuities   (form   9802  B)   filed
          electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract (form 240343) filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.2 Form of Performance Credit Rider (form 240349) filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.3 Form of Maximum Anniversary Value Death Benefit Rider (form 240346) filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 240350) filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5       Form of Roth IRA  Endorsement  (form  43094) filed  electronically  as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.6 Form of SEP-IRA (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.8 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5. Form of Variable Annuity Application (form 240345) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American Enterprise Life, filed electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 (c) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (d) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(d) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (e) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(e) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (f) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (g) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement by and between Fidelity Distributors Corporation and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.4(g) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (h) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(h) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (a) Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.3 (b) Copy of Amendment, dated June 29, 2001, to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (c) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.4 (b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 (c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 (d) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as
          Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.5 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 Copy of Participation Agreement by and among Evergreen Variable Annuity Trust and American Enterprise Life Insurance Company, dated July 15, 2000, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Auditors for Evergreen Essential(SM) Variable Annuity, is filed electronically herewith.

10.2 Consent of Independent Auditors for Evergreen New Solutions Variable Annuity, is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

14.       Not applicable.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                         Vice President and Treasurer
                                      19th Floor
                                      New York, NY 10004





Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Travel Related Services, Inc.                                     New York
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of May 31, 2002, there were 17,470 nonqualified contracts and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address*                      Underwriter

         Ruediger Adolf                         Senior Vice President

         Gumer C. Alvero                        Vice President -
                                                Annuities

         Ward D. Armstrong                      Senior Vice President -
                                                Retirement Services
                                                and Asset Management

         John M. Baker                          Vice President - Plan
                                                Sponsor Services

         Dudley Barksdale                       Vice President - Service
                                                Development

         Joseph M. Barsky III                   Vice President - Mutual
                                                Fund Equities

         Timothy V. Bechtold                    Vice President -
                                                Insurance Products

         Walter S. Berman                       Director, Senior Vice President
                                                and Chief Financial Officer

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
                                                Support

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
                                                Leader Retail Distribution
                                                Services

         James M. Cracchiolo                    Director, Chairman, President
                                                and Chief Executive Officer

         Colleen Curran                         Vice President and
                                                Assistant General Counsel

         Luz Maria Davis                        Vice President -
                                                Communications

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
                                                Planning and Advice

         Gordon M. Fines                        Vice President - Mutual
                                                Fund Equity Investments

         Barbara H. Fraser                      Executive Vice President -
                                                AEFA Products and Corporate
                                                Marketing

         Peter A. Gallus                        Vice President -
                                                Investment
                                                Administration

         Steve Guida                            Vice President -
                                                New Business and Service

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
                                                Insurance Investments

         Janis K. Heaney                        Vice President -
                                                Incentive Management

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
                                                Party Distribution

         Claire Huang                           Senior Vice President - Retail
                                                Marketing

         Debra A. Hutchinson                    Vice President -
                                                Relationship Leader

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
                                                Steel Cities

         James M. Jensen                        Vice President -
                                                Advice and
                                                Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
                                                Planning Anaylsis

         John C. Junek                          Senior Vice President,
                                                General Counsel

         Ora J. Kaine                           Vice President -
                                                Retail Distribution Services
                                                and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                        Vice President - Service
                                                Quality

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
                                                Brokerage and Direct
                                                Services

         Daniel E. Laufenberg                   Vice President and Chief
                                                U.S. Economist

         Jane W. Lee                            Vice President - New
                                                Business Development and
                                                Marketing

         Steve Lobo                             Vice President - Investment
                                                Risk Management

         Diane D. Lyngstad                      Vice President - Lead Financial
                                                Officer, U.S. Retail

         Tom Mahowald                           Vice President and Director of
                                                Equity Research

         Timothy J. Masek                       Vice President and
                                                Director of Fixed Income
                                                Research

         Penny Mazal                            Vice President - Business
                                                Transformation

         Mark T. McGannon                       Vice President and General
                                                Sales Manager - AEFA Products

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
                                                Products

         Timothy S. Meehan                      Secretary

         Paula R. Meyer                         Senior Vice President and
                                                General Manager - Mutual
                                                Funds

         Barry J. Murphy                        Executive Vice President -
                                                U.S. Retail Group

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President - Brokerage

         Michael J. O'Keefe                     Vice President -
                                                Advisory Business Systems

         Carla P. Pavone                        Vice President -
                                                Business Development

         Kris Petersen                          Vice President - SPS and
                                                External Products

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
                                                Assistant General Counsel

         Teresa J. Rasmussen                    Vice President and
                                                Assistant General Counsel

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
                                                Field Management and
                                                Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
                                                Institutional

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
                                                Western Frontier

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
                                                Development and Migration

         Judy P. Skoglund                       Vice President - Quality
                                                and Service Support

         Bridget Sperl                          Senior Vice President -
                                                Client Service

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
                                                Marketing Offer
                                                Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         Jeffrey J. Stremcha                    Vice President -
                                                Information Resource
                                                Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
                                                Officer, Products

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
                                                Information and
                                                Technology

         William F. Truscott                    Senior Vice President -
                                                Chief Investment Officer

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
                                                Chief Compliance Officer

         Michael D. Wolf                        Vice President - Senior
                                                Portfolio Manager

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
                                                Brokerage Marketing

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001

* Business address is 70100 AXP Financial Center, Minneapolis, MN unless otherwise noted.

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827            None                None                  None
Financial Advisors
Inc.


Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 17th day of July, 2002.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of July, 2002.

Signature                                           Title

/s/  Gumer C. Alvero*                   Director, Chairman of the Board and
     ---------------                    Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**               Director
     --------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                   Director, President and Chief
     ---------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                Director
     -------------------
     Paul S. Mannweiler

/s/  James M. Odland**                  Vice President, General Counsel and
     -----------------                  Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*               Director
     -------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                 Vice President and Controller
     -----------------
     Philip C. Wentzel

/s/  David L. Yowan*                    Vice President and Treasurer
     --------------
     David L. Yowan

 * Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.

** Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
   electronically as Exhibit 15.2 to Post-Effective Amendment No. 5 to Registration Statment No. 333-92297, is incorporated by reference.



By: /s/ James M. Odland
        ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     Exhibits

     The signatures.